Registration Nos. 333-282591; 333-262682
Investment Company Act No. 811-07772
As filed with the Securities and Exchange Commission on January 13, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. __3	☒
(File No. 333-282591)
and
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. __4	☒
(File No. 333-262682)
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 159	☒
(File No. 811-07772)

Midland National Life Separate Account C
(Exact Name of Registered Separate Account)

Midland National Life Insurance Company
(Name of Insurance Company )

8300 Mills Civic Parkway
West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

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Name and Address of Agent for Service:	Copy to:
Brett L. Agnew
Midland National Life Insurance Company	Dodie Kent
8300 Mills Civic Parkway	Eversheds Sutherland
West Des Moines, Iowa	New York, New York
515-327-5890
(Name, Address, Including Zip Code, and Telephone Number, Including Area Code, of Agent for Service)

Approximate date of commencement of proposed sale to the public: Continuously on and after the effective date of this registration statement.
It is proposed that this filing will become effective:

☒    on January 14, 2025 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933
(“Securities Act”).

Check each box that appropriately characterizes the Registrant(s):

☒    Insurance Company relying on Rule 12h-7 under the Exchange Act

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Rate Sheet Supplement dated January 14, 2025
to the Prospectus dated January 14, 2025
for the Oak Elite Advisory Registered Index-Linked Variable Annuity
issued by Midland National Life Insurance Company

through the Midland National Life Separate Account C

This Rate Sheet Supplement should be read carefully and retained with the prospectus dated January 14, 2025 for the Oak Elite Advisory Registered Index- Linked Variable Annuity Contract (the “Contract”).
This Rate Sheet Supplement provides the current Lifetime Payment Percentages under the GLWB riders as described in the “Guaranteed Living Withdrawal Benefits” section of the prospectus. This Rate Sheet Supplement is effective until superseded by a subsequent Rate Sheet Supplement. For as long as this Rate Sheet Supplement is in effect, we will apply the Lifetime Payment Percentages in this Rate Sheet Supplement to GLWB riders issued pursuant to an application that was submitted while this Rate Sheet Supplement is in effect. We will file a new Rate Sheet Supplement at least 10 Business Days before the new Lifetime Payment Percentages go into effect.
Before submitting your application for a Contract, please confirm that you have obtained the current Rate Sheet Supplement. To obtain the current Rate Sheet Supplement:
•Contact your Advisor
•Contact us at 833-492-0022
•Go to https://www.midlandnational.com/oakeliteadv
•Go to www.sec.gov under File Nos. 333-282591; 333-262682
The Lifetime Payment Percentage is used to determine your Lifetime Payment Amount under your GLWB rider based on the age of the younger Covered Person on the Contract Issue Date. The applicable Lifetime Payment Percentage is increased for each full Contract Year that elapses after the Contract Issue Date but before you elect to begin Lifetime Payments under your GLWB rider. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment in Good Order. If we receive your application and initial premium payment in Good Order and a different Rate Sheet Supplement is in effect from the one that was in effect when you signed your application:
•If the subsequent Rate Sheet Supplement has lower Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will inform you and your Advisor and request confirmation that you accept the lower Lifetime Payment Percentages then in effect. You or your Advisor may also instruct us to issue the Contract without the GLWB Rider.
•If the subsequent Rate Sheet Supplement has higher Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will issue your Contract with the GLWB Rider at the higher Lifetime Payment Percentages then in effect.
Once your Contract and GLWB Rider are issued, the Lifetime Payment Percentage applicable to you will not change for the life of your Contract. Please refer to Appendix D for historical Lifetime Payment Percentages from superseded Rate Sheet Supplements.
The current Lifetime Payment Percentages are contained in the table below:

Age of Younger Covered Person at Contract Issue	Single Covered Person Lifetime Payment Percentage (as a percentage of Benefit Base)	Joint Covered Person Lifetime Payment Percentage (as a percentage of Benefit Base)	Lifetime Payment Percentage increase for each increase in Attained Age from Contract Issue to GLWB Exercise Date

50	3.500%	3.000%	+0.100%
51	3.575%	3.075%	+0.100%
52	3.650%	3.150%	+0.100%
53	3.725%	3.225%	+0.100%
54	3.800%	3.300%	+0.100%
55	3.875%	3.375%	+0.100%
56	3.950%	3.450%	+0.100%
57	4.025%	3.525%	+0.100%
58	4.100%	3.600%	+0.100%
59	4.175%	3.675%	+0.100%
60	4.250%	3.750%	+0.100%
61	4.400%	3.900%	+0.100%
62	4.550%	4.050%	+0.100%
63	4.700%	4.200%	+0.100%

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64	4.850%	4.350%	+0.100%
65	5.000%	4.500%	+0.125%
66	5.150%	4.650%	+0.125%
67	5.300%	4.800%	+0.125%
68	5.450%	4.950%	+0.125%
69	5.600%	5.100%	+0.125%
70	5.750%	5.250%	+0.125%
71	5.900%	5.400%	+0.125%
72	6.050%	5.550%	+0.125%
73	6.200%	5.700%	+0.125%
74	6.350%	5.850%	+0.125%
75	6.500%	6.000%	+0.150%
76	6.650%	6.150%	+0.150%
77	6.800%	6.300%	+0.150%
78	6.950%	6.450%	+0.150%
79	7.100%	6.600%	+0.150%
80	7.250%	6.750%	+0.150%
81	7.400%	6.900%	+0.150%
82	7.550%	7.050%	+0.150%
83	7.700%	7.200%	+0.150%
84	7.850%	7.350%	+0.150%
85	8.000%	7.500%	+0.150%

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Oak Elite Advisory Registered Index-Linked Variable Annuity Prospectus
January 14, 2025
A Flexible Premium Deferred Registered Index Linked Variable Annuity issued by: Midland National Life Insurance Company through the Midland National Life Separate Account C
This prospectus describes the Oak Elite Advisory Registered Index-Linked Variable Annuity (the “Contract”) issued by Midland National Life Insurance Company (the “Company,” “us,” “we,” “our”). This prospectus provides information you should know before purchasing the Contract.
The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. The Contract does not provide tax deferral benefits beyond those already provided under the Internal Revenue Code for a Contract purchased as a Qualified Contract through an Individual Retirement Account (“IRA”). Amounts withdrawn from the Contract prior to age 59 1⁄2 may also be subject to taxes, including a 10% federal penalty tax. You should consult with your tax advisor for more information. The Contract is available for purchase through financial intermediaries (“Advisors”) that may charge a fee for their asset management and/or investment advisory services (“Advisory Fee”). The Company is not a party to the Advisory Fee. The Advisory Fee that your Advisor charges you, if any, is solely between you and your Advisor, and is in addition to the fees and expenses for the Contract described in this prospectus. You may elect to have the Advisory Fee deducted from your Contract Value or arrange to pay the Advisory Fee from a separate source. If you invest in the Cycle Investments, it may be better for you to pay Advisory Fees from a separate source because (as discussed further below) withdrawals from Cycle Investments prior to the end of the investment period are subject to a “Fair Value” calculation and the downside protection will not apply until the end of the investment period. You should discuss with your Advisor before deciding to have Advisory Fees paid from your Contract Value. If you choose to pay the Advisory Fee from your Contract Value, this deduction will reduce the standard death benefit and annuity benefits under the Contract and may be subject to federal and state income taxes, including a 10% federal penalty tax if you are under age 591⁄2. The deduction of Advisory Fees from your Contract Value will not reduce the value of any optional benefit riders you may elect. However, all deductions, including deductions for Advisory Fees, will reduce the likelihood of increasing the value of the optional Annual Ratchet Death Benefit or Guaranteed Living Withdrawal Benefit (“GLWB”) riders.
The Contract offers two types of investment options: (i) Cycle Investments, which are linked to the performance of an Index; and (ii) Subaccounts (“Subaccount(s)”), which, in turn, each invest in a mutual fund portfolio (“Investment Portfolio”). You may allocate your premiums entirely to the Cycle Investments, entirely to the Subaccounts, or a combination of the two types of investment options, subject to our right not to offer any Cycle Investments in the future. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT for additional information about each investment option.
•Each Cycle Investment provides a return based on the performance, positive or negative, of the Index to which it is linked for specified period of time (the “Cycle Term”). Any positive return will be subject to either a Cap Rate and/or a Participation Rate (the “Crediting Type”), which will limit the amount you can earn on a Cycle Investment. A Cap Rate is the maximum positive return that you could be credited on the last day of the Cycle Term (the “Cycle End Date”). A Participation Rate is the portion of positive Index performance, if any, that you will be credited on the Cycle End Date, and your potential increase is not subject to a maximum. We guarantee that we will never offer a Cycle Investment with a Cap Rate Below 2.5 % or a Participation Rate below 10% for the life of your Contract.
Any negative return will be subject to a certain level of downside protection in the form of either a Floor Rate or Buffer Rate (the “Cycle Structure”). A Floor Rate is the maximum loss that you will bear on the Cycle End Date. A Buffer Rate is the maximum Index loss that the Company will protect you from on the Cycle End Date, and you will be subject to any Index loss in excess of the Buffer Rate. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We reserve the right to remove or substitute the Cycle Investments currently available and to add new Cycle Investment options in the future. If we exercise our right to substitute, the limit on Index losses will not change for so long as that Cycle Investment remains available under the Contract, and the limit on Index gains will not change except from one Cycle Term to the next. If we add new Cycle Investment options, the limits on Index gain and loss offered under the new Cycle Investment may differ from those of the Cycle Investments currently available, perhaps significantly. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses. This Contract may not be appropriate for you if you intend to invest solely in the Index-linked Cycle Investments.
•Your Accumulation Value in each Subaccount will increase or decrease based on investment performance of the underlying Investment Portfolio. This means that a Subaccount’s Accumulation Unit Value is not based on a Fair Value calculation, unlike a Cycle Investment Unit Value prior to the Cycle End Date.

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We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums. If we do so, you may be unable or limited in your ability to increase your Contract Value, the value of your death benefit, and the benefit base of any GLWB rider you elect through additional premium payments.
The contract is a complex investment vehicle and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in negative contract adjustments based on the Fair Value of the Cycle Investments, taxes, and tax penalties. Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means on any day prior to the Cycle End Date if you make a withdrawal (including Lifetime Payments under the GLWB riders, withdrawals to pay Advisory Fees, systematic withdrawals and required minimum distributions), transfer to the Subaccounts, surrender or annuitize the Contract, or if a death benefit becomes payable, your Cycle Investment Value could reflect lower gains and higher losses than on the Cycle End Date and you could lose up to 100% of your principal investment and any earnings. This Contract may not be appropriate for you if you intend or need to make withdrawals prior to the Cycle End Dates.
Our obligations under the Contract are subject to our financial strength and claims-paying ability.

Before you purchase the Contract, you should carefully read this prospectus and speak with your financial professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objective. You should also consult with a tax professional.
There are also risks associated with investing in the Subaccounts, including the risk of loss of up to all or a significant amount of your principal investment and any earnings. You should not buy this Contract if you are not willing to assume these investment risks.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties, although the amount you receive may reflect negative adjustments based on the Fair Value of the Cycle Investments. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. See “Right to Cancel” in this prospectus for more detail.
The Contract described in this Prospectus:
•Is not a bank deposit;
•Is not an obligation or guarantee of a bank or credit union;
•Is not insured or guaranteed by the FDIC or a government agency;
•Is subject to loss of principal.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Additional Information about certain investment products, including variable and index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Prospectus Date: January 14, 2025

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DEFINITIONS
For your convenience, below is a glossary of the special terms we use in this prospectus. These terms are generally capitalized throughout this document.
Accumulation Phase means the period of time from the date you purchase the Contract to the date you apply your Contract Value to an annuity payment option.
Accumulation Unit means the units credited to each Subaccount in the Registered Separate Account before the Maturity Date.
Accumulation Unit Value means the value of an Accumulation Unit of a Subaccount for a Valuation Period.
Accumulation Value means the sum of the amounts you have in the Subaccounts.
Advisor means a registered investment advisor providing asset management and/or investment advisory services to you with respect to your Contract Value.
Advisory Fee means the fees paid by you to an Advisor for asset management and/or investment advisory services with respect to your Contract Value. The Company is not a party to the Advisory Fee. The Advisory Fee, if any, is solely between you and your Advisor. You may elect to have the Advisory Fee deducted from your Contract Value or arrange to pay the Advisory Fee from a separate source. See the “Advisory Fee Risk” section for important information about the risks associated with choosing to have your Advisory Fee deducted from your Contract Value.
Annual Ratchet Death Benefit Rider means the optional Annual Ratchet Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, with the potential for annual “step ups” on each Contract Anniversary prior to the oldest Owner’s age 85. For more detailed information, see “Death Benefits.”
Annuitant means the person(s) whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The Annuitant may not be changed during the Annuitant’s lifetime. If you elect the Joint and Survivor Income Payment option, the duration of any annuity payment will depend on the life of the Annuitant and the Joint Annuitant.
Annuitization means an election of an annuity payment option.
Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract is irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available. In addition, the standard Death Benefit, and any optional death benefits you have elected will terminate without value. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value.
Beneficiary means the person(s) to whom Death Benefit will be paid in the event of the death of an Owner.
Benefit Base means the base amount that is used to determine your Lifetime Payment Amount each Contract Year under a GLWB rider.
Buffer Rate means the rate used to determine the Cycle End Date Unit Value Buffer as described in “Valuation of a Cycle Investment - On the Cycle End Date” later in this Prospectus. It represents the maximum loss due to negative Index performance from which the Owner is protected on a Cycle End Date. The Buffer Rate does not apply before the Cycle End Date.
Business Day means any day the New York Stock Exchange is open for regular trading. Our Business Day ends when the New York Stock Exchange closes for regular trading, generally 3:00 p.m. Central Time.
Cap Rate means the rate used to determine the Cycle Investment’s Unit Value gain. It represents the maximum potential increase in the Cycle Investment Unit Value for a Cycle Investment on the Cycle End Date for Cycles with a Cap Rate Crediting Type.
Contract Anniversary means the same date in each Contract Year as the Issue Date.
Contract Month means a month that starts on the same date as the Issue Date in each month. For this purpose, if the Issue Date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (February 1, March 31, April 1, May 31, etc.).

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Contract Quarter means a three-month period that starts on the same date as the Issue Date in each three-month period. For this purpose, if the Issue Date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).
Contract Value means the sum of amounts invested in the Cycle Investments and the Subaccounts, plus any amounts in the Default Account.
Contract Value Death Benefit means the standard Death Benefit included under your Contract at no additional charge, which pays your beneficiary your Contract Value. We also refer to this as the standard Death Benefit.
Contract Year means a year that starts on the Issue Date or on each Contract Anniversary thereafter.
Covered Person means the person(s) whose life is used to determine the amount and duration of any Lifetime Payments under a GLWB rider.
Crediting Type means the upside investment exposure type associated with a Cycle Investment. We offer three upside investment exposure types: (i) the Cap Rate, (ii) Participation Rate and (ii) the Cap Rate with Participation Rate.
Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, IA 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, IA 50266-3833. This should only be used for mail delivered via a courier.
Cycle Business Day means any Business Day on which the Cycle Investment Unit Value for a Cycle Investment is determined.
Cycle End Date means the Cycle Business Day on which a Cycle Investment is scheduled to end. Any Cycle End Date will be the Business Day prior to the 3rd Thursday of each month, provided the 3rd Thursday is a Business Day. If the 3rd Thursday of the month is not a Business Day, the following Business Day will be used.
Cycle Investment means an index-linked investment under the Contract that has a specific Cycle Type Start Date, and Cycle End Date.
Cycle Investment Unit means the measurement we use to calculate a Cycle Investment Value. Units may only be purchased on the Cycle Start Date.
Cycle Investment Unit Value means the value of a Cycle Investment Unit on a Cycle Investment Business Day. The Initial Cycle Investment Unit Value on any Cycle Start Date is $10.00. Prior to the Cycle End Date, the Cycle Investment Unit Value is determined by the Fair Value, and the Floor and Buffer rates do not apply.
Cycle Investment Value means the sum of the amounts you have invested in the Cycle Investments. The value of a Cycle Investment on any Cycle Business Day is equal to the number of Cycle Investment Units multiplied by that day’s Cycle Investment Unit Value. We also use this term, in context, to define the amount you have invested in a single Cycle Investment.
Cycle Start Date means the Business Day on which a Cycle Investment is established. Any Cycle Start Date will be the 3rd Thursday of each month, provided the 3rd Thursday is a Business Day. If the 3rd Thursday of the month is not a Business Day, the following Business Day will be used.
Cycle Structure means the downside protection type associated with a Cycle Investment. We offer two downside protection types: (i) the Floor Rate, and (ii) the Buffer Rate.
Cycle Term, for any Cycle Investment, means the period from the Cycle Start Date to the Cycle End Date.
Cycle Type means all Cycle Investments having the same Index, Cycle Term, Crediting Type, Cycle Structure, and corresponding Floor Rate or Buffer Rate.
Death Benefit means the amount that we will pay to the Beneficiary in the event of the death of an Owner if the Contract is still in force and in the Accumulation phase. The amount of the Death Benefit is based on which Death Benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order.
Default Account means the Fidelity VIP Government Money Market Portfolio - Service Class 2 Subaccount, which is used to hold the following: (i) premium payments designated for a new Cycle Investment(s) upon allocation to the Contract, (ii) transfers of proceeds designated for a new Cycle Investment(s) as of one Business Day prior to the Cycle Start Date, (iii) proceeds from a maturing Cycle Investment(s) before they are reinvested into a new Cycle Investment, and (iv) proceeds from a maturing Cycle Investment for a discontinued Cycle Investment which we have no instructions or for which the Cycle Investment does not launch.

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Excess Gross Partial Withdrawal means the aggregate amount of Gross Partial Withdrawals during any Contract Year that exceeds the Lifetime Payment Amount under a GLWB rider. An Excess Gross Partial Withdrawal will reduce the Benefit Base by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the GLWB Rider.
Fair Value means a value used to determine the Cycle Investment Unit Value on each Business Day during the Cycle Term prior to the Cycle End Date. It is the Fair Value of the Cycle based on the current value of the financial instruments used to calculate the Cycle payout on the Cycle End Date as determined by the independent third party Fair Value Calculation Agent.
Fair Value Calculation Agent means an independent third party with whom the Company contracts to determine the Fair Value of a Cycle Investment during the Cycle Term. Currently, the Fair Value Calculation Agent is S&P Global Market Intelligence. We may use different Fair Value Calculation Agents for different Cycle Investments.
Floor Rate means the rate used to determine the Cycle End Date Unit Value Floor as described in “Valuation of a Cycle Investment—On the Cycle End Date” later in this Prospectus. It represents the maximum potential loss in Cycle Investment Unit Value for a Cycle Investment on the Cycle End Date. The Floor Rate does not apply before the Cycle End Date.
General Account means assets we own that are not in a separate account, but rather are held as part of our general assets and are subject to claims of our general creditors.
Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the Business Day they are received at the Customer Service Center as long as the request is in Good Order. For more detailed information see “Administrative Procedures.”
GLWB Exercise Date means the date you elect to begin Lifetime Payments under a GLWB rider. It is the date on which your Lifetime Payment Percentage and the initial Benefit Base are established.
Gross Partial Withdrawal is the total amount requested as a partial withdrawal (before any reduction for Premium Tax, if applicable).
Guaranteed Living Withdrawal Benefit (“GLWB”) Rider means one of the two optional Guaranteed Living Withdrawal Benefits available for an additional charge, which guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance. If you select the Contract Value GLWB Rider, your initial Benefit Base will equal your Contract Value on the date you first exercise the benefit. If you select the Return of Premium GLWB Rider, your initial Benefit Base will equal the greater of (i) your Contract Value on the date you first exercise the benefit or (ii) your total premium payments, adjusted for Gross Partial Withdrawal, as of the date you first exercise the benefit. For more detailed information, see “Guaranteed Living Withdrawal Benefits.”
Income Phase means the period of time from the date you apply your Contract Value to an annuity payment option to the date we make the last annuity payment to you under the option you chose.
Index means the index to which a Cycle Investment is linked.
Index Value means the value of an Index as reported to us by the Index provider.
Indicative Rates means the rates we post and update on our website every Tuesday before any Cycle Start Date. They are the Cap Rate(s) or Participation Rate(s) we would declare if that day was a Cycle Start Date, based on then current market conditions.
Initial Cycle Investment Unit Value means the Cycle Investment Unit Value on any Cycle Start Date. The Initial Cycle Investment Unit Value is set as $10.00 for each Cycle on the Cycle Start Date.
Investment Options means the investments available under the Contract, which are: (i) the Cycle Investments, each of which is linked to the performance of a specified Index; and (ii) the Subaccounts, which are each a division of our Registered Separate Account, each of which, in turn, invests exclusively in one share class of one Investment Portfolio.
Investment Portfolio means a mutual fund portfolio in which a Subaccount invests.
Issue Age means the age of the Owner on the last birthday before the Issue Date. in the case of Joint Owners, Issue Age is based on the age of the oldest Joint Owner. In the case of non-natural owners, Issue Age is based on the age of the Annuitant.
Issue Date means the date the Contract goes into effect.
Lifetime Payment Amount means the maximum amount you can withdraw each Contract Year under a GLWB rider without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. If the Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets for the

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remainder of the Covered Person(s). We refer to individual withdrawals of the Lifetime Payment Amount that you take after the GLWB Exercise Date or payments of the Lifetime Payment Amount that we make to you under a GLWB Rider as "Lifetime Payments.
Lifetime Payment Percentage means the percentage of the Benefit Base that determines your Lifetime Payment Amount under a GLWB rider each Contract Year. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment for the Contract in Good Order. Please refer to Appendix D for historical Lifetime Payment Percentages from superseded Rate Sheet Supplements.
Maturity Date means either the date, specified in your Contract, on which income payments will begin, or an earlier date that you specify. The earliest possible Maturity Date is the first Contract anniversary, at which time you may annuitize your full Contract Value. The maximum Maturity Date is the Contract anniversary immediately following the Annuitant’s 115th birthday.
Non-Registered Separate Account means the separate account under the Contract that holds amounts allocated to the Cycle Investments. The Non-Registered Separate Account is non-unitized, was established under Iowa law and is not registered under the Investment Company Act of 1940.
Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.
Participation Rate means the rate used to determine the Cycle Investment’s Unit Value gain. It represents the portion of positive Index performance, if any, for a Cycle Investment that your Cycle Investment Unit Value will participate in on the Cycle End Date for Cycles with a Participation Rate Crediting Type.
Payee means the person who is entitled to receive annuity payments after Annuitization. On or after the Maturity Date, the Owner will be the Payee. The Beneficiary is the Payee of the proceeds at the death of the Owner, if the date of death is prior to the Maturity Date.
Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.
Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.
Rate Sheet Supplement refers to a periodic supplement to this prospectus that provides the current Lifetime Payment Percentages under a GLWB Rider applicable to new purchases. See “Guaranteed Living Withdrawal Benefits.”
Rate Threshold means (1) the minimum Cap Rate we will declare for any Cycle Type with a Cap Rate Crediting Type, (2) the minimum Participation Rate we will declare for any Cycle Type with a Participation Rate Crediting Type, or (3) the minimum Cap Rate and Participation Rate for any Cycle Type with a Cap with Participation Crediting Type. Each Cycle Type will have a specific Rate Threshold. A Cycle Investment will not be launched on a scheduled Start Date if the resulting Cycle Cap Rate and/or Cycle Participation Rate is lower than its Rate Threshold.
Registered Separate Account means Midland National Life Separate Account C, which receives and invests your premiums that are allocated to, and Contract Value that is transferred to, the Subaccounts. Our Registered Separate Account is divided into Subaccounts. Separate Account C is registered as an investment company under the Investment Company Act of 1940, as amended.
Return of Premium Death Benefit Rider means the optional Return of Premium Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for Gross Partial Withdrawal. For more detailed information, see “Death Benefits.”
Subaccount means a division of our Registered Separate Account which invests exclusively in one share class of one Investment Portfolio. We may use this term interchangeably with the term “Investment Division.”
Surrender Value means the Contract Value on the date of surrender less any applicable state premium tax.
Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one Business Day and ending at the close of regular trading on the New York Stock Exchange on the next Business Day. Midland National reserves the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations.
Written Notice or Written Request means a notice or request submitted in a written form satisfactory to us, which is signed by the Owner and received by us in Good Order at our Customer Service Center, P.O. Box 9261, Des Moines, IA 50306-9261, or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, 8300 Mills Civic Parkway, West Des Moines, IA 50266-3833.

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OVERVIEW OF THE OAK ELITE ADVISORY REGISTERED INDEX-LINKED AND VARIABLE ANNUITY
Q: What is the Contract, and what is it designed to do?
A: The Oak Elite Advisory Registered Index-Linked Variable Annuity is designed to enable you to accumulate assets through Cycle Investments and Subaccounts of the Registered Separate Account. The Cycle Investments provide returns linked to the performance of a single specified Index. Each Subaccount invests in one share class of an Investment Portfolio.
The Contract can supplement your retirement income by providing a stream of income during the Income Phase. Before you begin income payments, the Contract also provides a standard Contract Value Death Benefit for your designated beneficiaries. The amount of the Death Benefit is based on which death benefit is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit.
The Contract is available through financial intermediaries (“Advisors”) that may charge an Advisory Fee for their asset management and/or investment advisory services. You may elect to have the Advisory Fee that your Advisor charges, if any, deducted from your Contract Value or arrange to pay the Advisory Fee from a separate source. If you choose to pay the Advisory Fee from your Contract Value, this deduction will reduce the standard Contract Value Death Benefit and annuity benefits under the Contract and may be subject to federal and state income taxes, including a 10% federal penalty tax if you are under age 591⁄2. The deduction of Advisory Fees will also reduce the likelihood of increasing the value of the Annual Ratchet Death Benefit or the Benefit Base of a GLWB rider through a step up on an eligible Contract Anniversary. See “Advisory Fees Deducted From Contract Value” for more information.
The Contract may be appropriate if you have a long term investment horizon. It is not intended for people who need to take early or frequent withdrawals or who intend to engage in frequent trading among the Subaccounts. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as a short-term investment vehicle. In addition, prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Lifetime Payments under a GLWB Rider withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base and, consequently, the Lifetime Payment Amounts for future Contract Years. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive Lifetime Payments if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
For these reasons, your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Q: How do I accumulate assets in the Contract and receive income from the Contract?
A: The Contract has two phases: the Accumulation Phase and the Income Phase.
1.    Accumulation Phase
During the Accumulation Phase, subject to certain restrictions, you may apply premium payments to the Contract and allocate the premium payments among available Cycle Investments, each which provides a return linked to the performance of a specified Index over a specified Cycle Term and available Subaccounts, each of which invests an Investment Portfolio which has its own investment strategy, investment adviser, expense ratio and returns.
Additional information about available Cycle Investments and the Investment Portfolios offered through the Subaccounts is provided in an appendix to this Prospectus. See APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
A.Cycle Investments

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Each Cycle Investment tracks the performance of an Index for a Cycle Term. We will credit gain or loss (i.e., positive or negative interest) at the end of the Cycle Term to amounts allocated to an Cycle Investment based, in part, on the performance of the Index. You could lose a significant amount of money if the Index declines in value. The value of your Cycle Investment on any day is calculated by multiplying the Cycle Investment Unit Value for that day by the number of Cycle Investment Units credited to your Contract (“Cycle Investment Value”). The Initial Cycle Investment Unit Value on any Cycle Start Date is $10.00, and we determine the number of Cycle Investment Units initially credited to your Contract by dividing your initial Cycle Investment by the Initial Cycle Investment Unit Value.
On the Cycle End Date, we calculate the Cycle Maturity Value. The Cycle Maturity Value is the final Cycle Investment Unit Value for a Cycle investment on the Cycle End Date. The Cycle Maturity Value is calculated based on the Index’s performance over the Cycle Term, which is the difference between the Index value on the Cycle Start Date and the Index value on the Cycle End Date, subject to the Cap Rate (for a Cycle Investment with a Cap Rate Crediting Type) or the Participation Rate (for a Cycle Investment with a Participation Rate Crediting Type) or both (for a Cycle Investment with a Cap Rate and with Participation Rate Crediting Type), and subject to the Floor Rate (for a Cycle Investment with a Floor Rate Cycle Structure) or the Buffer Rate (for a Cycle Investment with a Buffer Rate Cycle Structure).
Protection Against Negative Index Return. Each Cycle Investment provides a type of downside protection (“Cycle Structure”), which limits the negative Index return used in calculating the return on the Cycle Investment credited on the Cycle End Date. The Cycle Structure is either: (i) the maximum loss you will incur due to negative Index performance for the Cycle Term, or the Floor Rate, or (ii) the maximum amount of negative Index performance for the Cycle Term from which the Company will protect you, or the Buffer Rate.
•If a Cycle Investment has a Floor Rate Cycle Structure, you will be protected against loss attributable to negative Index performance in excess of the Floor Rate on the Cycle End Date. Any percentage decline in an Index’s performance reduces the Contract Owner’s Cycle Maturity Value up to a maximum loss of the Floor Rate. For example, if you invest in a Cycle Investment with a Floor Rate of -10% and the Index decreases by 25%, you will lose 10% on the Cycle End Date.
•If a Cycle Investment has a Buffer Rate Cycle Structure, the Buffer Rate is the amount of the Index’s negative performance from which Midland will protect you on the Cycle End Date. You will be subject to any negative Index performance in excess of the Buffer Rate on the Cycle End Date. For example, if you invest in a Cycle Investment with a Buffer Rate of -20% and the Index decreases by 25%, on the Cycle End Date the Company will bear a loss of 5%, the amount of the Index loss that exceeds the Buffer Rate.
•We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses.
Limits on Positive Index Return. Each Cycle Investment also limits the positive Index return used in calculating the return on the cycle Investment credited on the Cycle End Date based on its “Crediting Type. ” The Crediting Types are: (i) the maximum positive rate of return at the end of the Cycle Term, or the Cap Rate, or (ii) the portion of positive Index performance, if any, for the Cycle Term in which you will participate, or the Participation Rate, or (iii) the portion of the positive Index performance, if any, for the Cycle Term subject to the Cap Rate, or the Cap Rate with Participation Rate.
•If a Cycle Investment has a Cap Rate Crediting Type, the Cap Rate is the maximum potential increase due to positive Index performance, if any, that the Contract Owner may be credited on the Cycle End Date. The return on a Cycle Investment on the Cycle End Date is limited to the Cap Rate even if the Index performance on the Cycle End Date is higher. For example, if you invest in a Cycle Investment with a Cap Rate of 8%, on the Cycle End Date you will be credited with any Index gain up to 8%. This means that if the Index increases 10%, your rate of return would be limited to 8%, which is the Cap Rate. If the Index increases 5%, your rate of return would be the full 5% because it is below the Cap Rate.
•If a Cycle Investment has a Participation Rate Crediting Type, the Participation Rate is the portion of positive Index performance, if any, that the Contract Owner will participate in on the Cycle End Date. The return on an Investment Cycle is not limited to a maximum amount. For example, if you invest in a Cycle Investment with a Participation Rate of 90%, on the Cycle End Date you will be credited with 90% of any positive Index gain, no matter how high or low the Index gain may be. This means that if the Index increases 10%, your rate of return would be 9%, which is 90% of the Index gain. If the Index increases 5%, your rate of return would be 4.5%, which is 90% of the Index gain.
•If a Cycle Investment has a Cap Rate with Participation Rate Crediting Type, the Cap Rate is the maximum potential increase due to positive Index performance, if any, that the Contract Owner may be credited on the Cycle End Date and the Participation Rate is the percentage of any positive Index performance that the Contract Owner will participate in on the Cycle End Date, subject to the Cap Rate (if any). The return on an Investment Cycle is limited to the Cap Rate even if the Index performance on the Cycle End Date is higher. For example, if you invest in a Cycle Investment with a Cap Rate of 8% and a Participation Rate of 90%, on the Cycle End Date you will be credited with 90% of any positive Index gain up to a maximum of 8%. This means that if the Index increases 10%, your rate of return would be limited to 8%, which is the Cap Rate. If the Index increases 5%, your rate of return would be 4.5%, which is 90% of the Index gain and is below the Cap Rate. We may declare the Cap Rate for a Cycle Term to be unlimited, in which case there is no maximum potential increase. We may declare the Participation Rate to be greater than 100%, in which case the rate of return would be greater than the Index gain, subject to the Cap Rate (if applicable).
•We guarantee that we will never offer a Cycle Investment with a Cap Rate Below 2.5 % and a Participation Rate below 10% for the life of your Contract.

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B.     Subaccounts
The available Subaccounts each invest an Investment Portfolio which has its own investment strategy, investment adviser, expense ratio and returns.
2.    Income Phase
During the Income Phase, you may receive annuity payments under the Contract by applying your Contract Value to an annuity payment option. Depending on the income payment option you select, payments may continue for the life of the Annuitant (and the Joint Annuitant, if any) or for a specified period between five and twenty years.
When you elect to annuitize the Contract, your Contract Value will be converted into income payments and you will no longer be able to make withdrawals from the Contract. At this time, the Accumulation Phase will end, and the standard Death Benefit and any optional death benefits you have elected will terminate. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value.

Q: What are the primary features and options of the Contract?
A.    Contract Types. The Contract is available for purchase as a Non-Qualified Contract for accounts that do not qualify for special federal tax advantages under the Internal Revenue Code and as a Qualified Contract for retirement accounts that qualify for such tax advantages. The Contract does not offer any additional tax benefits when purchased in a retirement account.
B.    Available Investments. You may allocate your Contract Value to one or more Cycle Investments and/or to one or more Subaccounts.
C.    Accessing Your Money. You may make a full or partial withdrawal of your Contract Value at any time before the Maturity Date by submitting a written request to our Customer Service Center. You may also submit requests for partial withdrawals by telephone with prior authorization.
D.    Tax Treatment. You may transfer your Contract Value among Investment Options without tax implications. Returns credited to your Contract are generally tax-deferred and are taxed only when (1) you make a partial or full withdrawal; (2) you receive an Annuity Payment under the Contract; or (3) upon payment of the Death Benefit.
E.    Death Benefit. Your Contract includes a standard Contract Value Death Benefit payable to your designated beneficiaries. The amount of the Death Benefit will be determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. For an additional charge, you can purchase either the optional Return of Premium Death Benefit Rider or the Annual Ratchet Death Benefit Rider, which may increase the amount of money payable to your designated beneficiaries.
F.    Living Benefits. For an additional charge, you can purchase either the optional Contract Value GLWB Rider or the Return of Premium GLWB Rider, which guarantee Lifetime Payments to protect you from outliving your assets if your investments decline in value or underperform your expectations.
G.    Additional Features and Services. We make certain optional services available under the Contract at no additional charge:
•    The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a Subaccount to any other Subaccount on a regular schedule. This program does not permit Contract Value to be transferred to or from any Cycle Investments.
•    The Automatic Rebalancing Program automatically rebalances your Accumulation Value among your selected Subaccounts in order to restore your allocation to the original level. Contract Value allocated to the Cycle Investments cannot participate.
•    Systematic Withdrawals enable you to automatically withdraw a portion of your Contract Value at a frequency you select. If you choose to take Systematic Withdrawals from a Cycle Investment prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including a Systematic Withdrawal, prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
Q. How is the value of a Cycle Investment determined prior to the end of a Cycle Term?
You could lose a significant amount of money due to an adjustment for Fair Value if amounts are removed from a Cycle Investment prior to the end of a Cycle Term. On each Business Day, other than the Cycle Start Date and the Cycle End Date, an independent third

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party (the “Fair Value Calculation Agent”) determines the Fair Value for each Cycle Investment based on the economic value of hypothetical financial instruments designed to equal the Cycle Investment value at maturity. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), withdrawals to pay Advisory Fees, payment of a death benefit or annuitization. You should seek advice from financial and/or tax professionals before investing in the Cycle Investments.
Lifetime Payments under the GLWB riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. You should consider taking Lifetime Payments on the Cycle End Date of your Cycle Investments to avoid the potential for a negative Fair Value calculation and proportional reduction in Cycle Investment Units and maximize potential Contract Value growth. A GLWB rider may not be appropriate for you if you intend or need to (i) take withdrawals before you elect to exercise your GLWB rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take withdrawals after you elect to exercise your GLWB rider benefits that exceed the Lifetime Payment Amount permitted under the rider (“Excess Gross Partial Withdrawals”), which will reduce your Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years. A GLWB rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB rider.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Although the Contract does not include charges for early withdrawal,if you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value using an adjustment based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date (including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), and withdrawals to pay Advisory Fees), transfers to the Subaccounts, payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily, and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
The Cycle Investment Options - Examples
Are There Transaction Charges?
Yes. We reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Charges, Fees and Deductions - Transaction Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected. Fees and expenses in the table do not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher.

For the Cycle Investments, there is an implicit ongoing fee to the extent that the investor’s participation in Index gains is limited by our use of a Cap Rate, Participation Rate or Cap Rate with Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Charges, Fees and Deductions

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Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	0.25%	0.25%
Portfolio Company fees and expenses[2]	0.52%	1.02%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.15%	1.15%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of the rider Benefit Base. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.
			Charges, Fees and Deductions

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could result in a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value.

FEES AND EXPENSES	Lowest Annual Cost: $12	Highest Annual Cost: $2,145	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000 (to the 6-year Cycle Investments only)	Assumes: •Investment of $100,000 (to the Subaccounts only)
	•5% annual appreciation	•5% annual appreciation
	•Least expensive investment portfolio fees and expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Most expensive investment portfolio fees and expenses
	•No optional benefits	•Both the Annual Ratchet Death Benefit Rider and the Return of Premium GLWB Rider
	•Minimal Base Contract Expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Base Contract Expenses of 0.25%
	•No Surrender Charges or Advisory Fees	•No Surrender Charges or Advisory Fees
	•No additional premium payments, transfers, or withdrawals •No Fair Value adjustment to Cycle Investment Unit Values.	•No additional premium payments, transfers, or withdrawals •No Fair Value adjustment to Cycle Investment Unit Values.

RISKS	LOCATION IN PROSPECTUS

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Is There a Risk of Loss from Poor Performance?
Yes.

• You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
• For a Cycle Investment, the maximum amount of loss that you could experience from negative Index performance at the end of a Cycle Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate.
• The limits on Index loss offered under the Contract may change from one Cycle Term to the next; however, we guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.

Principal Risks

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Is This a Short-Term Investment?
No.

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.
Amounts withdrawn may result in taxes and tax penalties. Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. In each of these scenarios, if you transfer or take a withdrawal prior to the Cycle End Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory Fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB Rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a Death Benefit or Annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.
If you choose to pay Advisory Fees from your Contract Value, this deduction will be treated as a withdrawal. This will reduce your Contract Value and the value of the standard Contract Value Death Benefit, and reduce the likelihood of increasing the Annual Ratchet Death Benefit and/or the Benefit Base of a GLWB rider through a step up on any eligible Contract Anniversary. In addition, if Advisory Fees are deducted from the Cycle Investments prior to the Cycle End Date, this deduction will be subject to the Fair Value calculation described above. Although we treat Advisory Fees as non-taxable distributions for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 591/2. You should consult with your Advisor and consider making Advisory Fee Payments from a separate source in order to avoid incurring these consequences.

Principal Risks

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What Are The Risks Associated with the Investment Options?	•An investment in this Contract is subject to the risk of poor investment performance of the Indices underlying the Cycle Investments and the Investment Portfolios that you select.	Principal Risks
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.

•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
For Cycle Investments:
• The Cap Rate, Participation Rate or Cap Rate with Participation Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Cap Rate with Participation Crediting Type, if the Index return is 12%, the Cap Rate is 4% and the Participation Rate is 90%, we will credit 4% in interest at the end of the Cycle Term. If the Index return is 8%, the Cap Rate is 10% and the Participation Rate is 90%, we will credit 7.2% (the Index return multiplied by the Participation Rate) in interest at the end of the Cycle Term.
• The Buffer Rate or Floor Rate, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index Change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.
• Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-833-492-0022 or visiting https://www.midlandnational.com/oakeliteadv.
Principal Risks

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RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.
•We reserve the right not to offer any Cycle Investments and to reject or limit the amount that may be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
The Cycle Investments; Subaccounts;

•We may change the limits on Index gains from one Cycle Term to the next. We guarantee that we will never offer a Cycle Investment with a Cap Rate Below 2.5 % and a Participation Rate below 10% for the life of your Contract.

•We reserve the right to substitute the Index for a Cycle Investment during its Cycle Term
•You are not permitted to transfer Contract Value into a Cycle Investment on any day other than a Cycle Start Date.

•Currently, we allow unlimited transfers without charge among Subaccounts and between the Subaccounts and Cycle Investments during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 15 per year.

•Currently, we allow you to invest in an unlimited number of Investment Options at one time. However, we reserve the right to limit the number of Subaccounts and/or Cycle Investments in which you may invest at any one time.

•We reserve the right to limit transfers among Subaccounts in circumstances of frequent or large transfers.

•We reserve the right to remove or substitute the Subaccounts and/or Cycle Investments currently available. If we exercise our right to substitute a Cycle Investment, the limit on Index losses will not change for so long as that Cycle Investment remains available under the Contract, and the limit on Index gains will not change except from one Cycle Term to the next.

•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums,

Are There any Restrictions on Contract Benefits?
Yes.

Except as otherwise provided, we cannot modify or terminate Contract benefits once elected.

•The optional benefit riders may only be elected at the time you purchase the Contract for an additional charge.
Benefits Under the Contract:
	•You may elect only one optional Death Benefit rider (the Return of Premium Death Benefit Rider or the Annual Ratchet Death Benefit Rider), with or without a GLWB rider.	Advisory Fees Deducted From Contract Value; Federal Tax Status
•You may elect only one GLWB rider (the Contract Value GLWB Rider or the Return of Premium GLWB Rider), with or without an optional Death Benefit rider.
•Once elected, you cannot voluntarily terminate an optional benefit rider without surrendering or annuitizing your Contract.

•Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets.

•Withdrawals (including Lifetime Payments under a GLWB Rider) may reduce the value of an optional Death Benefit by more, even significantly more, than the amount withdrawn.

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•Excess Gross Partial Withdrawals may significantly reduce or eliminate the value of the GLWB rider benefits, and this reduction may be more, even significantly more, than the amount withdrawn and terminate the GLWB Rider.

•Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, including Excess Gross Partial Withdrawals, are taken pro-rata across all investments, including the Cycle Investments and the Default Account. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.

•If a GLWB Rider is elected, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.

•If you elect to pay third-party Advisory Fees from your Contract Value, any Death Benefit based on the Contract Value and the annuity benefit will be reduced by the amount of the third-party Advisory Fees paid. The deduction of Advisory Fees will reduce the likelihood of increasing the value of the Annual Ratchet Death Benefit or the Benefit Base of a GLWB Rider through a step up on an eligible Contract Anniversary. In addition, federal and state income taxes, including the 10% federal penalty tax if you are under age 59 1⁄2, may apply.

•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both. For either program, transfers are only available among Subaccounts. Cycle Investments are not eligible.

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TAXES		LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?	•You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and payments received under the Contract.	Federal Tax Status
•If you purchase the Contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
In order to purchase the Contract, you must engage an Advisor that provides investment advice with respect to the Contract. We do not pay sales commissions to your Advisor in connection with sales of the Contracts.

Your Advisor may charge an Advisory Fee. We do not set your Advisory Fee. We may deduct the Advisory Fee from your Contract Value if you elect to have the Advisory Fee that your Advisor charges deducted from your Contract Value. However, we do not retain any portion of these fees.

Advisors and their managers may be eligible for benefits in connection with the Contract, such as production incentive bonuses, insurance benefits, and non-cash compensation items offered by our affiliate, Sammons Financial Network. Selling firms may also receive marketing support payments for marketing services and costs associated with Contract sales. These compensation arrangements create potential conflicts of interest that may influence your investment professional to recommend this Contract over another investment.
Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Tax-Free Section 1035 Exchanges

FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the tables do not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15

1.State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
2.Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract Year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.

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The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

Adjustments

Fair Value Calculation Maximum Potential Loss1                 100%
(as a percentage of Contract Value in a Cycle Investment
at the start of the Cycle Term)
1.If you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date.Your Cycle Investment Value, which is based on the Cycle Investment Unit Value, is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), withdrawals to pay Advisory Fees, payment of a death benefit or annuitization. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	0.25%
Return of Premium Death Benefit Rider[2] (as a percentage of Contract Value)	0.15%
Annual Ratchet Death Benefit Rider[2] (as a percentage of Contract Value)	0.40%
Contract Value GLWB Rider[2] (as a percentage of Contract Value)	0.95%
Return of Premium GLWB Rider[2] (as a percentage of Contract Value)	1.15%
1    1    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. Once we issue your Contract, current rates for periodic charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
2    This charge is a percentage of the rider Benefit Base. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
In addition to the fees described above, we limit the amount you can earn on the Cycle Investments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Portfolios available under the Contract, including the Default Account, as well as their annual expenses, may be found in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” at the back of this Prospectus.

Annual Investment Portfolio Expenses[1]
(expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.52%	1.02%
1    The investment portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment portfolio options. The expenses are those incurred as of the fiscal year ending December 31, 2024. Current or future expenses may be higher or lower than those shown. These charges do not apply to Contract Value allocated to the Cycle Investments.
Expense Examples

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This Example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and Annual Investment Portfolio Expenses.
The Example assumes all Contract Value is allocated to the Subaccounts. The Example does not reflect any contract adjustment based on the Fair Value of the Cycle Investments. Your costs could differ from those shown below if you invest in Cycle Investments.
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Investment Portfolio Expenses and optional benefits available for an additional charge. The Example does not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)    If you surrender, annuitize, or continue to own your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,502	$7,696	$13,156	$28,062
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Early withdrawals may have adverse tax consequences, and early withdrawals from. Cycle Investments may result in negative adjustments based on Fair Value. See “RISKS OF INVESTING IN THE CYCLE INVESTMENTS - Liquidity Risk” below for more information.

RISKS OF INVESTING IN THE CYCLE INVESTMENTS
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Losses on Cycle Investments may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value despite limits on negative Index returns provided by the Floor Rate or Buffer Rate. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract, but we reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses.The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the Index performance is positive due to the possibility that the Index performance could decrease before the Cycle End Date. Changes in the Index, volatility, and interest rates also may reduce the Cycle Investment Unit Value.
The Floor Rate and the Buffer Rate do not apply prior to the Cycle End Date. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair

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Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. This means on any day prior to the Cycle End Date if you make a withdrawal (including Lifetime Payments under a GLWB Rider, withdrawals to pay Advisory Fees, to pay rider fees, if any, systematic withdrawals and RMDs), transfer Contract Value to the Subaccounts, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates and Participation Rates at our discretion based on a variety of factors, such as the costs of financial instruments we hold to manage our risk associated with our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e., Cap Rate, Participation Rate, or Cap Rate with Participation Rate) and the Cycle Structure (i.e. Floor Rate or Buffer Rate), as applicable. See “Replacement of the Index” below for additional information.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account. A new Cycle Investment will be subject to the new Cap Rate and/or Participation Rate we have declared for such Cycle Investment. We will inform you and your Advisor in writing, or electronically, if applicable, of the Cap Rate and/or Participation Rate for the new Cycle Investment to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment. See “Cap Rates and Participation Rates” below for more information about exercising your right to bailout of the Cycle Investment..
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate and/or Participation Rate, which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates and Participation Rates benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates and Participation Rates at our discretion. Generally, Cycle Investments that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates and Participation Rates than Cycle Investments with the same Index and Cycle Term that provide less protection.
Cap Rates and Participation Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type and the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type and the Cap Rate and Participation Rate for a Cycle Investment with a Cap Rate with Participation Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website https://www.midlandnational.com/oakeliteadv. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap

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Rate and/or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate and/or Participation Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type and a minimum Cap Rate and minimum Participation Rate for each available Cycle Investment with a Cap Rate with Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate and/or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following month because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates and Participation Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi-year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you and your Advisor of the final Cap Rate and/or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you or your Advisor must notify us within 10 business days from the day we send you and your Advisor notice of the final Cap Rate(s) and/or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges.Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any Gross Partial Withdrawals taken from the Cycle Investment, Advisory Fees, and optional rider fees, without being subject to the Fair Value calculation. Amounts withdrawn or surrendered may be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59½. If you or your Advisor do not exercise your right to bailout within 10 business days of the notice, then your Cycle Investment Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to its Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, but without regard to the Floor Rate or the Buffer Rate, as applicable. We contract with Fair Value Calculation Agents to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: https://www.midlandnational.com/oakeliteadv. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Cycle Investment Unit Value Examples” in the Statement of Additional Information and “Investing in the Cycle Investments” section below.
Risk Associated with Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of

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the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
While it is not possible to invest directly in an Index, if the Contract Owner chooses to allocate amounts to a Cycle Investment, the Contract Owner is indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.
Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “The Indices” later in this prospectus.
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions.

•    Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE) The Dimensional US Equity Core Plus Index is a US equity market index designed to offer broad diversification with a strong emphasis on areas of the market that research has shown to outperform over time. The Index is comprised of Dimensional ETFs based on target weights, rebalanced monthly. Constituent ETFs and their current target weights include the Dimensional US Core Equity 2 ETF (60.0%), Dimensional US Large Cap Vector ETF (12.5%), Dimensional US High Profitability ETF (12.5%), and Dimensional US Small Cap Value ETF (15.0%). At each rebalance, the Index redistributes weight in the eligible ETFs according to the Index’s ETF target weight distribution. The data used at rebalance will be the most recent end-of-day prices of the ETF components. These end-of-day prices generally reflect the underlying fees and expenses of each ETF, which could impact the return of the Index. The Index Committee of Dimensional Fund Advisors LP may adjust the ETF constituents and/or target weights from time to time depending on market conditions, ETF liquidity, and other factors deemed relevant in the Committee’s discretion. The Index is an “excess return” index, meaning its return reflects the investment return of its component ETFs (including reinvestment of all dividends and distributions), which is then reduced by both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. To illustrate these daily deductions, if the Index return from the previous day to a given day before the deductions is 1%, then the final Index return for that day would be computed by: (1) calculating the sum of the synthetic dividend plus the EFFR (1.2% + 4.58% = 5.78%); (2) determining the “de-annualized” daily rate by multiplying the sum by 1/360 (5.78% x 1/360 = 0.0161%); and (3) subtracting the daily rate from the Index return (1% - 0.0161% = 0.984%). The final Index return after the deductions for that day would be 0.984%.

Additional risks related to the Index and its underlying ETFs’ investment activities are described below.
•Performance Drag: The Index includes a daily deduction which will exert a drag on Index performance, offsetting any positive performance of the underlying components for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying components perform positively. In addition, the underlying components of the Index are subject to their own management fees, other expenses, and transaction costs that lower their performance and, consequently, the performance of the Index. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied.
•Concentration: The Index allocates to underlying components at different weights, and as such the Index will be subject to the risks affecting the underlying components concentrated to different degrees.
•Disruptive Events: The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by

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the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
•New Index: The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies.
•Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
•Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
•Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When an underlying ETF uses derivatives, the ETF will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and an underlying ETF could lose more than the principal amount invested.
•Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying ETF may lose money and there may be a delay in recovering the loaned securities. An underlying ETF could also lose money if it does not recover the securities and/or value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), and the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), which are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments. We also reference the Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE), which is an “excess return” index that reflects the deduction of both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index or in any underlying ETFs included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indices would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
Replacement of an Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 day notice of the change, unless the Index provider gives us less than 30 days’ notice, in which case we will give you and your Advisor notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.

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If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting Type (i.e., Cap Rate or Participation Rate or Cap Rate with Participation Rate) and the Cycle Structure (i.e., the Floor Rate or Buffer Rate, as applicable). For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value and for a Cycle with an 8% Cap Rate and a 90% Participation Rate, we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a 20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle, as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount or to a Cycle Investment on the next Cycle Start Date, if available. Contract Owners may not transfer from the affected Cycle Investment into another Cycle Investment that has already commenced. Contract Owners are always able to transfer to the Subaccounts.

RISKS OF INVESTING IN THE SUBACCOUNTS
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
Availability of Investment Portfolios
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.
OTHER GENERAL RISKS OF INVESTING IN THE CONTRACT
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit, a GLWB Rider, and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in this prospectus. Additional information about our business and operations is set forth in “Midland National Life Insurance Company”, later in this prospectus.
Optional Benefit Risks
Optional Benefit Fees. If you choose to purchase one or more of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
The fees for the optional benefit(s) you select will be deducted from your Contract Value each Contract Quarter for the life of the Contract. You cannot voluntarily terminate an optional benefit rider without surrendering or annuitizing your Contract. There is a risk that any financial return provided by an optional benefit will ultimately be less than the fees you paid for the benefit.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day before the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the deduction reduced the Cycle Investment Value (which is based on the Fair Value).

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This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The quarterly fees deducted for optional benefit(s) you select will not coincide with the Cycle End Date(s) of your Cycle Investments. Because the charge(s) are deducted pro-rata across all investments, including the Cycle Investments, deductions of optional benefit fees from your Cycle Investment Value based on the Fair Value calculation cannot be avoided. When charges are deducted from the Cycle Investments on any day prior to the Cycle End Date, your Cycle Investment Value could reflect lower gains and higher losses than on the Cycle End Date and you could lose up to 100% of your principal investment and any earnings. This Contract may not be appropriate for you if you intend or need to make withdrawals prior to the Cycle End Date.
Effect of Withdrawals on Optional Benefits. Gross Partial Withdrawals (including Lifetime Payments under a GLWB Rider, systematic withdrawals, and RMDs) may reduce the Return of Premium Death Benefit or the Annual Ratchet Death Benefit by more than the amount withdrawn, and it is possible that these optional Death Benefits will be not be greater than the Contract Value Death Benefit for which there is no additional charge.
Any transaction that reduces the Contract Value (including withdrawals, Lifetime Payments under a GLWB Rider, Advisory Fee deductions, and deductions for optional benefit rider charges) reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary.
Excess Gross Partial Withdrawals will reduce a GLWB Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years.
Gross Partial Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, including Excess Gross Partial Withdrawals, are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each Investment Option bears to the total Contract Value. Lifetime Payments under a GLWB Rider withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
GLWB Lifetime Payment Amounts. Lifetime Payments withdrawn under a GLWB Rider (when the Contract Value is greater than zero) reduce your Contract Value. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under a GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of a GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments. You should consider taking Lifetime Payments on the Cycle End Date of your Cycle Investments to avoid the potential for a negative Fair Value calculation and proportional reduction in Cycle Investment Units described above and maximize potential Contract Value growth.
GLWB Benefit Base. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which GLWB Rider you elected when you purchased the Contract, and each of the GLWB Riders has its own charge that we assess for the life of the Contract. Even if you do not take any withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be not be greater than the initial Benefit Base you would have received under the Contract Value GLWB, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value. If you elect the Contract Value GLWB Rider, you will be subject to a lower charge, but your initial Benefit Base could be less than the total premium payments you have made, even if you have not taken any withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take withdrawals before you elect to exercise your GLWB Rider benefits, which

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may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
GLWB Restrictions on Premium Payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
Termination on Maturity Date. Upon the Contract’s Maturity Date, the Death Benefits, including any optional Death Benefits you have elected, will terminate with no value. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments on the Maturity Date or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value.

Advisory Fee Risk
If you choose to pay Advisory Fees from your Contract Value, this deduction will reduce your Contract Value. This will reduce the amount available to be applied to an annuity payout option when you annuitize your Contract. Currently, income payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. If the deduction of Advisory Fees reduces your Contract Value below these thresholds, your options will be limited to receiving your remaining Contract Value in one lump sum. Because the standard Contract Value Death Benefit under the Contract is equal to your Contract Value, the deduction of the Advisory Fee from your Contract Value will also reduce the standard Contract Value Death Benefit. Advisory Fee deductions reduce your Contract Value and reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary. You should consider making Advisory Fee payments from a separate source other than your Contract Value in order to avoid incurring these consequences.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. This means on any day prior to the Cycle End Date, if you take a withdrawal from a Cycle Investment (including any withdrawals to pay Advisory Fees), it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this would always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with your Advisor before authorizing Advisory Fees to be deducted from the Cycle Investments prior to the Cycle End Date.
In a series of recent private letter rulings (“PLRs”), the IRS has recognized that investment advisor fees paid out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from a Non-Qualified Contract, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract and are not subject to the 10% tax penalty for Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. However, these rulings generally only can be relied upon by the taxpayers who obtained them, and the IRS is not bound by these rulings with respect to your tax treatment under your Contract. Regardless of how we treat the deduction of Advisory Fees for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 59 1⁄2. See “Advisory Fees Deducted From Contract Value” and “Federal Tax Status – Advisory Fees” for more information.

Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including withdrawals to pay Advisory Fees, systematic withdrawals, required minimum distributions and Lifetime Payments under a GLWB Rider) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1/2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1/2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments.

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There is no guarantee that you will always be permitted to make premium payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.
If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit;
•the likelihood of increasing the value of the Annual Ratchet Death Benefit through a step up on any eligible Contract Anniversary is reduced; and
•the likelihood of increasing the Benefit Base of a GLWB Rider before beginning Lifetime Payments will be limited.
Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal (except withdrawals after the GLWB Exercise Date under a GLWB Rider) is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00. If you elected a GLWB Rider, the Contract will not be closed if a withdrawal after the GLWB Exercise Date causes your Contract Value to drop below $1,000.00. However, if your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the Contract will be closed and the GLWB Rider will terminate without value.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely). There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks, such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.

THE OAK ELITE ADVISORY REGISTERED INDEX-LINKED VARIABLE ANNUITY CONTRACT
The Oak Elite Advisory Registered Index-Linked Variable Annuity Contract is a flexible premium deferred registered index variable annuity that is designed to aid in long-term financial planning for retirement or other savings needs. It is available for purchase as a

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Non-Qualified Contract, as well as through Individual Retirement Accounts (“IRAs”), including Traditional IRAs and Roth IRAs. Midland National Life Insurance Company is solely responsible for paying all amounts promised to you under the Contracts. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
The prospectus and the Statement of Additional Information (SAI) describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this prospectus and the SAI because of legal requirements in the state in which you purchased the Contract. Any such variation will be included in your Contract. All material state variations are described in this prospectus. You may also contact your Advisor or our Customer Service Center for additional information about Contract variations applicable to your state. A summary of such material state specific variations is included in APPENDIX B– STATE VARIATIONS at the back of this prospectus.

Currently, all of the investment options and Contract features described in this prospectus and SAI are available through all financial intermediaries that offer the Contract to their clients. In the future, the investment options or Contract features that are available through your Advisor may be different than the general description in this prospectus and the SAI because your Advisor may not make available certain investment options or features to their clients. If this occurs, a summary of any such material financial intermediary variations will be included in an appendix to the prospectus.
PURCHASING THE CONTRACT
Any person wishing to purchase a Contract must submit an application form and an initial premium payment of at least $50,000. The sale must take place through an Advisor who is licensed, registered and authorized to sell the Contract. The maximum Issue Age for the Contract is 85 years.
If your application is complete and in Good Order (see “Administrative Procedures”), we will accept or reject it within two Business Days of receipt. If the application is incomplete, we will attempt to complete it within five Business Days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned unless you let us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our General Account and is subject to claims of our general creditors) until your Contract is issued or your premium is refunded.
You may allocate your premium payments among the Subaccounts and/or Cycle Investments available in the Contract. Because Cycle Investments only start on the third Thursday of each month, any amount of your initial premium payment and any subsequent premium payments that you wish to allocate to an upcoming Cycle Investment will be held in the Default Account until the Cycle Start Date.
We will allocate your initial premium payment according to your instructions when we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (generally, 3:00 p.m. Central Time). If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, for investments in the Subaccounts, we will credit Accumulation Units at the Accumulation Unit Value determined at the close of the next Valuation Period.
All premium payments that you allocate to any Cycle Investment will be invested in the Default Account until your selected Cycle Start Date. The allocations will move from the Default Account into the corresponding Cycle Investments, if they launch, on the Cycle Start Date. If a Cycle Investment does not launch, the corresponding allocations will remain in the Default Account until you provide us with alternative allocation instructions. Cycle Investments begin on the third Thursday of each month. If the third Thursday of the month is not a Business Day, the Cycle Investments will launch on the next Business Day. Please note that we must receive premium payments allocated to the Cycle Investments by the close of the Business Day prior to the Cycle Start Date in order for those premiums to be included in a given Cycle launch. Premium payments received after 3:00 p.m. Central Time will remain in the Default Account until the next Cycle Start Date (i.e., the third Thursday of the following month).
There may be delays in our receipt of applications that are outside of our control because of the failure of the Advisor who recommended this Contract to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your premium payment is allocated among the Subaccounts and the Cycle Investments.
Right to Cancel
You may cancel your Contract within the ten (10) day Right to Cancel period (also called the “Free Look Period”). We deem the Right to Cancel period to expire 10 days after you have received your Contract. Some states and circumstances may provide you with a longer Right to Cancel period. To cancel your Contract, you need to return your Contract and any other documentation that we may require, in Good Order, to the Advisor who recommended it to you or to our Customer Service Center. If you cancel your Contract, regardless of whether it is a Qualified Contract or a Non-Qualified Contract, then we will return:
•    The Contract Value (which may be more or less than the premium payments you paid), or
•    If greater and required by law, your premiums paid minus any Gross Partial Withdrawals.

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If we return the Contract Value, the amount you receive will reflect the investment performance of the Investment Options you allocated your premiums to before you cancelled the Contract. Contract Value that is allocated to the Cycle Investments will be based on the Cycle Investment Unit Value at the time, which, if prior to the Cycle End Date, is based on the Fair Value and does not provide the protection of the Floor Rate or Buffer Rate.
If we return the premiums paid minus any Gross Partial Withdrawals, the amount you receive will not reflect the investment performance of the Investment Options you allocated your premiums to before you cancelled the Contract. If you allocated Contract Value to the Cycle Investments, the amount due to you is not based on the Cycle Investment Unit Value at the time. The amount you receive will only be reduced to the extent you took any Gross Partial Withdrawals before exercising your Right to Cancel.
Tax-free Section 1035 Exchanges
You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuity contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus, you might have to pay a surrender charge on your old annuity contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract. If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.
You should consult with and rely upon a tax adviser if you are considering a contract exchange.
ADDITIONAL PREMIUM PAYMENTS
You may make additional premium payments at any time after the Free Look Period and prior to Annuitization in any amount of $1,000 or more, within certain limits and subject to our right to refuse any premium payments. By current Company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month. Unless you receive approval from us, the maximum amount of premium you may pay into this Contract prior to the Maturity Date is $2,000,000 if any optional benefit riders are elected, or $3,000,000 if no optional benefit riders are elected. In addition, an initial or additional premium that would cause the Contract Value or total value of all annuity contracts that you maintain with Midland National to exceed $5,000,000 requires our prior approval. We calculate this limit for each Annuitant or Owner based on all active annuity contracts.
Additional premium payments to Subaccounts will be credited as of the end of the Valuation Period in which they are received by us, in Good Order. Because Cycle Investments only start every third Thursday, any amount of your additional premium payments that you wish to allocate to an upcoming Cycle Investment will be invested in the Default Account until your selected Cycle Start Date. The allocations will move from the Default Account into the corresponding Cycle Investments, if they launch, on the Cycle Start Date. If a Cycle Investment does not launch, the corresponding allocations will remain in the Default Account until you provide us with alternative allocation instructions.
We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders), and we reserve the right to accept or reject any premium payment or form of payment. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.
If we exercise our right to reject or place limitations on the acceptance and allocation of additional premiums,
•your ability to increase your Contract Value through additional premium payments will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit;
•the likelihood of increasing the value of the Annual Ratchet Death Benefit through a step up on any eligible Contract Anniversary is reduced; and
•the likelihood of increasing the value of the Benefit Base of a GLWB Rider before beginning Lifetime Payments is reduced.
You may mail premium payments by regular mail to Midland National Life Insurance Company at P.O. Box 9261 Des Moines, IA 50306-9261 or by overnight delivery service to 8300 Mills Civic Pkwy, West Des Moines, IA 50266-3833.

Allocation of Premium Payments
You will provide premium payment allocation instructions in your application for the Contract. These instructions will dictate how we allocate your additional premium payments. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all additional premium payments, unless you change your allocation

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instructions by providing us with written instructions. We reserve the right to limit the number of Cycle Investments and Subaccounts to which you may allocate your premium payments or transfer your Contract Value.
Changing Your Premium Payment Allocation Instructions
You may change your allocation instructions by submitting a written request to our Customer Service Center that provides new allocation instruction in whole numbers from 0 to 100, the sum of which must equal 100. We may allow other means to make this type of request with proper authorization and verification. Changes to allocation instructions will apply to premium payments received as of the date we receive your request at our Customer Service Center. Changing your allocation instructions will not affect how your existing Contract Value is allocated among the Investment Options. When the Dollar Cost Averaging (DCA) program is in effect, the DCA allocation percentages will apply to any premium payments received unless you specify otherwise. (See “Dollar Cost Averaging” later in this prospectus.
THE CYCLE INVESTMENT OPTIONS
We will credit positive or negative interest at the end of a Cycle Term to amounts allocated to a Cycle Investment based, in part, on the performance of the Index. An investment in a Cycle Investment is not an investment in the Index or any Index fund. You could lose a significant amount of money if the Index declines in value. Additionally, if you remove amounts from a Cycle Investment prior to the end of the Cycle Term, you could lose a significant amount of money due to the adjustment based on the Fair Value of the Cycle Investment.
Information regarding the features of each currently available Cycle Investment, including (i) its name, (ii) its type, (iii) its Cycle Term, (iv) its Index Crediting Type, (v) its current limits on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to this prospectus. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT”.
Over time, we may add and/or remove the Cycle Investments offered for new Cycle Terms. If we do so, we will amend this Prospectus.
Features of a Cycle Investment
The key features of a Cycle Investment are:
•    the Cycle Term, which is the period between Cycle Start Date and Cycle End Date;
•    The type of downside protection (“Cycle Structure”), which are either: (i) the maximum loss you will incur due to negative Index performance for the Cycle Term, or the Floor Rate, or (ii) the maximum amount of negative Index performance for the Cycle Term from which the Company will protect you, or the Buffer Rate; and
•    the type of upside investment exposure (“Crediting Type”), which are either: (i) the maximum positive rate of return at the end of the Cycle Term, which is the Cap Rate (subject to the Rate Threshold set forth in the table above), or (ii) the portion of positive Index performance, if any, for the Cycle Term in which you will participate, which is the Participation Rate (subject to the Rate Threshold set forth in the table above), or (iii) the Cap Rate with Participation Rate (each subject to the Rate Threshold set forth in the table above), which is the percentage of positive Index performance, if any, for the Cycle Term in which you will participate, subject to the Cap Rate (if any); and
•    the Index to which it is linked.

Cycle Terms.
A Cycle Term begins on the Cycle Start Date and ends on the Cycle End Date. We currently offer Cycle Terms of 1 and 3 years for Cycle Investments with a Floor Rate described below and Cycle Terms of 1, 3, and 6 years for Cycle Investments with a Buffer Rate described below. Before allocating Contract Value to a Cycle Investment, you should consider in consultation with your financial professional which Cycle Term lengths may be appropriate for you based on your liquidity needs, investment horizon and financial goals. Investing in Cycle Investments with shorter Cycle Terms will provide more Cycle End Dates and thus more opportunities for interest crediting and transferring Contract Value without adjustment for Fair Value; however, assuming the same Index and limit on Index loss, Cycle Investments with shorter Cycle Terms generally tend to have less potential for gain. Conversely, investing in Cycle Investments with longer Cycle Terms will provide fewer Cycle End Dates and thus fewer opportunities for interest crediting and transferring Contract Value without adjustment for Fair Value; however, assuming the same Index and limit on Index loss, Cycle Investments with longer Cycle Terms generally tend to have more potential for gain.
Amounts must remain in a Cycle Investment until the end of its Cycle Term to be credited with interest on the Cycle End Date and to avoid a possible negative adjustment based on Fair Value, in addition to potential tax consequences. The adjustment for Fair Value will occur if any of the following transactions occurs before the Cycle End Date: any withdrawal (including Lifetime Payments under the GLWB riders, withdrawals to pay Advisory Fees, systematic withdrawals and required minimum distributions),

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transfers to the Subaccounts, surrender or annuitization of the Contract, or if a death benefit becomes payable. See “Cycle Investment Unit Value” for more information.
Limits on Index Losses.
For each Cycle Investment, at the end of its Cycle Term, we may limit the negative Index return used to calculate the Cycle Investment Unit Values by applying the applicable Floor Rate or Buffer Rate.
Floor Rate. The Floor Rate is the maximum loss you will incur due to negative Index performance for the Cycle Term. We currently offer a Floor Rate of -10%.
The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.
Example 1: If the performance of an Index at the end of a 1-year Cycle Term is -15%, and the Floor Rate of -10% is selected, the return on the Cycle Investment would be -10%. In this Example, the -10% Floor Rate applies, and Midland National bears the risk of any loss due to negative Index performance below -10%.
Example 2: If the performance of an Index at the end of a 1-year Cycle Term is -5%, and the Floor Rate of -10% is selected, the return on the Cycle Investment would be -5%. In this Example, the -10% Floor Rate does not apply because the return on the Cycle Investment is higher. The Contract Owner bears negative Index performance down to -10%.
The current Floor Rate will not change during a Cycle Investment’s Cycle Term. We will continue to offer the same Floor Rate for each subsequent Cycle Term of the same Cycle Type, but we may offer the same or different rates in the future for newly offered Cycle Types. We guarantee that we will never offer a Cycle Type with a Floor Rate below -60% for the life of your Contract. In such case, if you invest in a Cycle Type with a Floor Rate Cycle Structure and hold your investment through the end of the Cycle Term, you will never lose more than 60% of your investment in the Cycle Investment
Buffer Rate. The Buffer Rate is the maximum amount of negative Index performance that the Company will protect you from on the Cycle End Date, and you will bear any negative Index performance in excess of the Buffer Rate. We currently offer Buffer Rates of -10%, -20% and -30%.
The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals
Example 1: If the Index performance on the Cycle End Date is -15% and a Buffer Rate selected is -20%, the return on the Cycle Investment would be 0%. In this example, the Buffer Rate would apply, and Midland National would protect you from all of the negative Index performance.
Example 2: If the Index performance on the Cycle End Date is -15% and the Buffer Rate selected is -10%, the return on the Cycle Investment would be -5%. The Buffer Rate would apply, and Midland National would absorb negative Index performance of -10%. The Contract Owner bears the loss to the extent negative Index performance –exceeds 10%.
Buffer Rates do not limit the Contract Owner’s loss to a particular amount. A Cycle Investment with a Buffer Rate of -10% could experience a loss equal to -90%, and a Cycle Investment with a Buffer Rate of -20% could experience a loss equal to -80%. This means that selecting a Cycle Investment with a Buffer Rate could result in a large losses during periods of steep declines in the stock market.
The current Buffer Rate will not change during a Cycle Investment’s Cycle Term. We will continue to offer the same Buffer Rate for each subsequent Cycle Term of the same Cycle Type, but we may offer the same or different rates in the future for newly offered Cycle Types. We guarantee that we will never offer a Cycle Investment with a Buffer Rate below -5% for the life of your Contract. In such case, if you invest in a Cycle Investment with a Buffer Rate Cycle Structure and hold your investment through the end of the Cycle Term, you will never lose more than 95% of your investment in the Cycle Investment.
We set the limit on Index losses for each Cycle Investment at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
Before allocating Contract Value to a Cycle Investment , you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Cycle Term length, a Cycle Investment that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Cycle Term length, a Cycle Investment that provides less protection from Index losses will generally tend have more potential for Index gains.
The Floor Rate and the Buffer Rate only apply on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.

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Neither the Floor Rate nor the Buffer Rate will apply to any partial or full withdrawals of a Cycle Investment prior to the Cycle End Date, which means that you will not have any guaranteed downside protection on these withdrawals during the Cycle Term.
Example 1: If you invest $100,000, and the Floor Rate -10% is selected, but you withdraw the entire Cycle Investment prior to the Cycle End Date at a time when the Cycle Investment Unit Value is $8, i.e. the Cycle performance to date (based on the Fair Value, which considers various market factors in addition to Index performance) is -20%, the Floor Rate would not apply and you could incur the full loss of -20%, or $20,000. This is because if you take a withdrawal prior to the Cycle End Date, there is no downside protection and you risk the loss of your entire investment.
Example 2: If you invest $100,000, and the Buffer Rate -20% is selected, and you withdraw the entire Cycle Investment prior to the Cycle End Date at a time when the Cycle Investment Unit Value is $9, i.e. the Cycle performance to date (based on the Fair Value, which considers various market factors in addition to Index performance) is -10%, the Buffer Rate would not apply and you could incur the full loss of 10%, or $10,000. In this example, your loss could be equal the full amount of the Cycle Investment Unit Value decline of 10%, or $10,000. This is because if you take a withdrawal prior to the Cycle End Date, there is no downside protection and you risk the loss of your entire investment.
Limits on Index Gains
At the end of a Cycle Term for a Cycle Investment, we may limit the positive Index return used to calculate the Cycle Investment Unit Values by applying the Cap Rate, the Participation Rate or the Cap Rate with Participation Rate, as applicable.
Cap Rate. The Cap Rate is the maximum positive rate of return on a Cycle End Date and it limits participation in positive Index performance. This means that the return on an Cycle Investment is limited to the Cap Rate even if the Index performance on the Cycle Investment End Date is higher.
The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals
Example 1. If the performance of an Index at the end of a 3-year Cycle Term is 10%, but the Cap Rate is 8%, the return on your Cycle Investment for that Cycle Term would be limited to 8%, which is the Cap Rate.
Example 2. If the performance of an Index at the end of year of a 3-year Cycle Term is 5%, but the Cap Rate is 8%, the return on your Cycle Investment for that Cycle Term would be the full 5% because it is below the Cap Rate.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. We guarantee that we will never offer a Cycle Investment with a Cap Rate below 2.5% for the life of your Contract.
Participation Rate. The Participation Rate is the portion of positive Index performance, if any, for a Cycle Investment that your Cycle Investment Unit Value will participate in on the Cycle End Date. We determine the return on an Cycle Investment based on a Participation Rate by multiplying any Index gain over the Cycle Term by the Participation Rate.
The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals
Example 1. If the performance of an Index at the end of a 1-year Cycle Term is 10%, and the Participation Rate is 90%, the return on the Cycle Investment for that Cycle Term would be 9%, which is 90% of the Index gain.
Example 2. If the performance of an Index at the end of a 1-year Cycle Term is 5%, and the Participation Rate is 90%, the return on the Cycle Investment for that Cycle Term would be 4.5%, which is 90% of the Index gain.
Participation Rates do not limit the Contract Owner’s return to a maximum amount. A Cycle Investment with a Participation Rate of 90% will experience returns equal to 90% of the Index gain over the Cycle Term, no matter how high or low the Index gain may be.
We have established a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. We guarantee that we will never offer a Cycle Investment with a Participation Rate below 10.0% for the life of your Contract.
Cap Rate with Participation Rate. The Cap Rate is the maximum positive rate of return on a Cycle End Date and it limits participation in positive Index performance. The Participation Rate is the percentage of positive Index performance, if any, for a Cycle Investment that your Cycle Investment Unit Value will participate in on the Cycle End Date, subject to the Cap Rate. We may declare the Cap Rate for a Cycle Term to be unlimited, in which case there is no maximum potential increase. We may declare the Participation Rate to be greater than 100%, in which case the rate of return would be greater than the Index gain, subject to the Cap Rate (if applicable). .

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The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.
Example 1. If the performance of an Index at the end of a 6-year Cycle Term is 10%, and the Cap Rate is 8% and the Participation Rate is 90%, the return on the Cycle Investment for that Cycle Term would be 8%, which is the Cap Rate.
Example 2. If the performance of an Index at the end of a 6-year Cycle Term is 5%, and the Cap Rate is 8% and the Participation Rate is 90%, the return on the Cycle Investment for that Cycle Term would be 4.5%, which is 90% of the Index gain.
Example 3. If the performance of an Index at the end of a 6-year Cycle Term is 10%, and we declare the Cap Rate to be unlimited and the Participation Rate is 110%, the return on the Cycle Investment for that Cycle Term would be 11%, which is 110% of the Index gain.
We have established a minimum Cap Rate and a minimum Participation Rate for each available Cycle Investment with a Cap Rate with Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate and a Participation Rate that are equal to or above the applicable Rate Thresholds, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. We guarantee that we will never offer a Cycle Investment with a Cap Rate Below 2.5 % and a Participation Rate below 10% for the life of your Contract.
The Index return for a Cycle Investment is measured as the difference between applicable Index value on the Cycle Start Date and the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any positive Index performance is measured as the difference between applicable Index value on the Cycle Start Date and the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end each year of the Cycle Term. For Participation Rates with multi-year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
The Cap Rate and/or Participation Rate for a Cycle Investment will not change during a Cycle Term, but may change from one Cycle Term to the next. The Cap Rates and Participation Rates applicable to your initial Cycle Term are not guaranteed for future Cycle Terms. For future Cycle Terms, we may declare different Cap Rates and Participation Rates.
The Cap Rate and/or Participation Rate for each Cycle Investment that we are currently offering for new Cycle Terms are available at the following website address: https://www.midlandnational.com/oakeliteadv. The Cap Rates and Participation Rates posted on that website address are incorporated by reference into the prospectus. We determine Cap Rates and Participation Rates for each new Cycle Term at our discretion, subject to the guaranteed minimum Cap Rate and Participation Rate. We consider a number of factors when declaring Cap Rates and Participation Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Cap Rates and Participation Rates for future Cycle Terms, and that such rates could be as low as the guaranteed minimum Cap Rate and/or Participation Rate for that Cycle Investment. Rates offered for new Cycle Terms may be different from those offered to new investors or offered to you at Contract issuance.
Before allocating Contract Value to a Cycle Investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Please note, generally the higher the Floor Rate you select, the higher the Cap Rate and/or Participation Rate we will offer. For example if the Floor Rate is increased from -10% to -20%, the Cap Rate and/or Participation Rate would increase. In general, the lower the Buffer Rate you select, the higher the Cap Rate and/or Participation Rate we will offer. For example if the Buffer Rate is decreased from -20% to -10%, the Cap Rate and/or Participation Rate would increase. In other words, selecting less protection from potential losses due to negative Index performance will generally result in a higher Cap Rate and/or Participation Rate, giving you more exposure to upside potential.
The Indices
We currently offer Cycle Investments linked to the following Indices (each, an “Index”):
S&P 500 Price Return Index (Bloomberg Ticker: SPX). The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends or distributions paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index. Additional information about the Index can be found at https://www.spglobal.com/spdji/en/indices/equity/sp-500/#overview.

MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Price Return Index was established by Morgan Stanley Capital International. The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market

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capitalization in each of the 21 countries. The MSCI EAFE Price Return Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends or distributions paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index. Additional information about the Index can be found at https://www.msci.com/eafe/.

Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE) The Dimensional US Equity Core Plus Index is a US equity market index designed to offer broad diversification with a strong emphasis on areas of the market that research has shown to outperform over time. The Index is comprised of Dimensional ETFs based on target weights, rebalanced monthly. Constituent ETFs and their current target weights include the Dimensional US Core Equity 2 ETF (60.0%), Dimensional US Large Cap Vector ETF (12.5%), Dimensional US High Profitability ETF (12.5%), and Dimensional US Small Cap Value ETF (15.0%). At each rebalance, the Index redistributes weight in the eligible ETFs according to the Index’s ETF target weight distribution. The data used at rebalance will be the most recent end-of-day prices of the ETF components. These end-of-day prices generally reflect the underlying fees and expenses of each ETF, which could impact the return of the Index. The Index Committee of Dimensional Fund Advisors LP may adjust the ETF constituents and/or target weights from time to time depending on market conditions, ETF liquidity, and other factors deemed relevant in the Committee’s discretion. The Index is an “excess return” index, meaning its return reflects the investment return of its component ETFs (including reinvestment of all dividends and distributions), which is then reduced by both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. To illustrate these daily deductions, if the Index return from the previous day to a given day before the deductions is 1%, then the final Index return for that day would be computed by: (1) calculating the sum of the synthetic dividend plus the EFFR (1.2% + 4.58% = 5.78%); (2) determining the “de-annualized” daily rate by multiplying the sum by 1/360 (5.78% x 1/360 = 0.0161%); and (3) subtracting the daily rate from the Index return (1% - 0.0161% = 0.984%). The final Index return after the deductions for that day would be 0.984%. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index. Additional information about the Index can be found at https://www.dimensional.com/us-equity-core-plus-index.
Each Index involves risks, including the risk of loss of principal and previous earnings. See “Principal Risks of Investing in the Contract” earlier in this Prospectus for more information. See “Appendix C - Index Disclaimers” for important information regarding the Indices.
Historical Index Returns
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Cap Rate and a hypothetical -10% Buffer Rate. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Cycle Investment. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period and limit on Index gains and losses than the Cycle Investments, and does not reflect Contract fees and charges, including negative adjustments for Fair Value, which reduce performance.

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1 This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

1 This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

The Dimensional US Equity Core Plus Index launched on 11/14/2024 and does not have historical annual returns at this time.

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Replacement of an Index
In the event an Index for a Cycle Investment is discontinued, we may replace the Index with an available comparable Index for future Cycle Investments.
In addition, in the event an Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments.
If an Index is discontinued, for Cycle Terms that are ongoing, we will end, i.e., mature, the Cycle Term on the date the Index is discontinued, and calculate the Cycle Investment return based on the Crediting Type (i.e. Cap Rate, Participation Rate, or Cap Rate with Participation Rate) and the Cycle Structure (i.e. Floor Rate or Buffer Rate), as applicable.
If we stop offering an Index for future Cycle Investments for any reason other than the Index is discontinued, any ongoing applicable Cycle Investments will continue until their Cycle End Date. This means we will not will not mature a Cycle Investment before its Cycle End Date if that Index has not been discontinued.
In replacing an Index for future Cycle Investments, we would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index may include the following:
1.    There is a sufficiently large market in exchange traded and/or over-the counter options, futures, and similar derivative instruments based on the Index to allow the Company to hedge fluctuations of the Index Value.
2.    The Index is recognized as a broad-based Index for the relevant market; and
3.    The publisher of the Index allows the Company to use the Index and other materials for a reasonable fee.
For example, if the S&P 500 Price Return index is discontinued, we will mature the Cycle Investments as of the date of the most recently available Index closing value. We will use that closing value to calculate the return through that date. We will apply the return calculated on that date in the same way we apply the return calculated on the Cycle End Date for Cycle Investments that are not terminated early. This means we will apply the Cap Rate and/or Participation Rate and Floor Rate or Buffer Rate, as applicable. For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value and for a Cycle with an 8% Cap Rate and a 90% Participation Rate, we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a 20% negative return to your Cycle Investment Value and for a Cycle with -10% Floor Rate, we would credit -10%. We would provide notice about maturing the Cycle that is terminated early, as soon as practicable and ask for instructions on where to transfer your Cycle Investment Value.
We will give at least a 30 day notice of any change, unless the Index provider itself gives us less than 30 days’ notice, in which case we will give you and your Advisor notice as soon as practicable.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount or to a Cycle Investment on the next Cycle Start Date, if available.
Contract owners are always permitted to transfer to the Subaccounts and may not invest in Cycles that have already commenced.

Investing in the Cycle Investments
Subject to our right not to offer any Cycle Investments, we will launch new Investment Cycles on the third Thursday of every month. If the third Thursday of the month is not a Business Day, we will launch the new Investment Cycles on the next Business Day.
Thirty Business Days prior to any Cycle Investment Start Date, we will post information on-line about the Cycle Investments scheduled to start next. The notice, which will be posted on the Midland National’s website at https://www.midlandnational.com/oakeliteadv and will include the following information for each available Cycle Investment:
1)    Index, Cycle Term, and Floor Rate or Buffer Rate, as applicable;
2)    Start Date and Cycle End Date;
3)    Indicative Rate(s) and Crediting Type (which will be updated every Tuesday before the Cycle Start Date);
4)    Instructions for completing investment allocation instructions for the new Cycle Investments deadline.
The final Cap Rate and/or Participation Rate for a Cycle Investment will be declared on the Cycle Start Date and will be disclosed on our website https://www.midlandnational.com/oakeliteadv as of that day. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap Rate or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate or Participation Rate for the prior Cycle Term and/or the Indicative Rate.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type and a minimum Cap Rate and minimum Participation Rate for each available

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Cycle Investment with a Cap Rate with Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate and/or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. There is a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future.
We will inform you and your Advisor in writing, or electronically, if applicable, of the final Cap Rate and/or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you or your Advisor must notify us within 10 business days from the day we send you and your Advisor notice of the final Cap Rate(s) and/or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. If you want to exercise your right to bailout you can do so by contacting us by telephone at 833-492-0022 or by e-mail at Securities@SFGMembers.com. Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any prior Gross Partial Withdrawals taken from the Cycle Investment, Advisor Fees, and optional rider fees, without being subject to the Fair Value calculation. Amounts withdrawn or surrendered may be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59½. If you or your Advisor do not exercise your right to bailout within 10 business days of the notice, then your Contract Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw your proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date less any prior Gross Partial Withdrawals taken from the Cycle, Advisory Fees, and optional rider fees, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges.
If you have a maturing Cycle Investment, we will mail you and your Advisor this notice, or, if applicable, deliver it electronically. For more information, see “Cycle End Date Payments; Rollovers” below in this section.
To invest in a new Cycle Investment, you must submit your allocation instructions no later than the close of the Business Day prior to the Cycle Start Date. Your allocation instructions must specify:
1)    the Cycle Investment(s) you select for investment; and
2)    the amount and source of Contract Value to be allocated to the Cycle Investment(s), i.e., additional premium payments, amounts allocated to Investment Portfolios Available Under the Contract Investment Options or proceeds from a Cycle Investment maturing prior to the applicable Cycle Start Date,
All transfers of Contract Value to the Cycle Investments will be placed in the Default Account one Business Day prior to the Cycle Start Date. All allocations of premium payments to the Cycle Investments will be placed in the Default Account upon allocation to the Contract and held there until the Cycle Start Date. Please note that we must receive premium payments allocated to the Cycle Investments by the close of the Business Day prior to the Cycle Start Date in order for those premiums to be included in a given Cycle launch. Premium payments received after 3:00 p.m. Central Time will remain in the Default Account until the next Cycle Start Date (i.e., the third Thursday of the following month). All proceeds from maturing Cycle Investments that will rollover into a new Cycle Term of the same Cycle Type or will be reallocated to a different Cycle Type will be placed in the Default Account on the Cycle End Date before they are reinvested into a new Cycle Investment. On the Cycle Start Date, we will then reallocate the amounts to the designated Cycle Investment(s) This includes initial premiums, additional premium payments, transferred Contract Value from the Subaccounts and rollovers from maturing Cycle Investments.
Depending on market and business considerations, we may determine not to offer a Cycle Investment on a Cycle Start Date and may reject or limit the amount allocated in a Cycle Investment at our sole discretion at any time until the end of the Business Day on the Cycle Start Date. We may choose not to offer any Cycle Investment for any period or we may decide to cease offering Cycle Investments. If we decide to cease offering Cycle Types, each outstanding Cycle Investment will continue until its respective Cycle End Date.
If you do not provide us with allocation instructions, or we do not timely receive your allocations instructions, or if the Cycle Investment you have selected is not available on the Cycle Start Date, your Contract Value will be invested in the Default Account until you provide us with alternative allocation instructions in Good Order.
The Default Account. The Default Account is the Fidelity VIP Government Money Market Portfolio - Service Class 2 Subaccount, which is used to hold the following: (i) premium payments designated for a new Cycle Investment(s) upon allocation to the Contract, (ii) transfers of Contract Value designated for a new Cycle Investment(s) as of one Business Day prior to the Cycle Start Date, (iii) proceeds from a maturing Cycle Investment(s) before they are reinvested into a new Cycle Investment, and (iv) proceeds from a maturing Cycle Investment for offered discontinued Cycle Investment which we have no instructions or for which the Cycle Investment does not launch.
The Cycle Start Date. We establish the Cap Rate and/or Participation Rate for a new Cycle Investment on the Cycle Start Date in our sole discretion based on a variety of factors. The Cap Rate or Participation Rate we establish may be different from the Indicative Rate on our website and in the notice, if you are already a Contract owner invested in a Cycle Investment. You will not know the final Cap

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Rate or Participation Rate until the Cycle Start Date, at which point it will be posted on our website, https://www.midlandnational.com/oakeliteadv. You will also be notified by mail or electronically, as applicable.

Cycle Investment Value
The value of a Cycle Investment is measured in terms of the number of Cycle Investment Units credited to the Contract upon investment in the Cycle Investment and the Cycle Investment Unit Value of such Units. The Cycle Investment Unit Value on the Cycle Start Date of each Cycle Investment will be $10.00. The number of Cycle Investment Units credited to the Cycle Investment is determined by dividing the amount invested in the Cycle Investment divided by the Initial Cycle Investment Unit Value of $10.00.
In determining the Fair Value of a Cycle Investment Unit during a Cycle Term, the Fair Value Calculation Agent will take into account a variety of factors, such as the change in the Index Value from the Start Date, volatility of the Index, interest rate changes, dividend yield on the index, and time remaining to the Cycle End Date. During the Cycle Term, the Floor Rate or Buffer Rate will not apply.
During a Cycle Term, the Cycle Investment Unit Value will fluctuate based upon the Fair Value of the Cycle Investment determined by the Fair Value Calculation Agent as described in “Valuation of a Cycle Investment” later in this prospectus. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the Index performance is positive due to the possibility that the Index performance could decrease before the Cycle End Date. The Cycle Investment Unit Value may also be reduced by changes in Index volatility and interest rates. See “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information for the formulas used by the Fair Value Calculation Agent to determine the Fair Value and detailed examples of the Fair Value calculation under different market conditions.
CYCLE INVESTMENT UNIT VALUE CALCULATION FOR CYCLE INVESTMENTS WITH FLOOR RATE AND CAP RATE:
Start Date
The Initial Cycle Investment Unit Value will be set as $10 for each Cycle on the Cycle Start Date.

During the Cycle Term
Each Cycle Business Day prior to Cycle End Date, the Cycle Investment Unit Value will be calculated as the Cycle Investment Unit Value based on the Fair Value. The Fair Value of each Cycle Investment will be determined by the Fair Value Calculation Agent. This is equivalent to the Fair Value / number of Cycle Investment Units.
The hypothetical examples below assume 100,000 Cycle Investment units and the Index Value on the Cycle Start Date of 1,000. The examples of the hypothetical Fair Value were chosen to demonstrate the effects of the Floor not applying before the Cycle End Date on the Cycle Investment Unit Value. See “Fair Value Formulas for Cycle Investments”in the Statement of Additional Information for the formulas used by the Fair Value Calculation Agent to determine the Fair Value and detailed examples of the Fair Value calculation under different market conditions.
Example 1 – Index increases 50%: A Cycle with a 3 year Cycle Term and -10% Cycle Floor Rate, and 20% Cap Rate. The Index increases to 1,500 (50% gain) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,100,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,100,000 / 100,000 = $11.00. The Cycle Investment Unit Value is $11.00 and is based on the Fair Value. The Cap Rate does not apply prior to the Cycle End Date.
Example 2 – Index decreases 40%: A Cycle with a 3 year Cycle Term and -10% Cycle Floor Rate. The Index decreases to 600 (40% loss) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $900,000.
The fair value per Cycle Units outstanding Unit Value = Fair Value / number of Cycle Investment Units = $900,000 / 100,000 = $9.00
The Cycle Investment Unit Value is $9.00 and is based on the Fair Value. The Floor Rate does not apply prior to the Cycle End Date.
Example 3 – Index decreases 60%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Cycle Floor Rate, and 20% Cap Rate. The Index decreases to 400 (60% loss) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $880,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $880,000 / 100,000 = $8.80.
The Cycle Investment Unit Value is $8.80 and is based on the Fair Value. The Floor Rate does not apply prior to the Cycle End Date.

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Example 4 – Index Increases 50%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Cycle Floor Rate, and 20% Cap Rate. The Index increases to 1,500 (50% gain) 750 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,160,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,160,000 / 100,000 = $11.60.
The Cycle Investment Unit Value is $11.60 and is based on the Fair Value. The Floor Rate does not apply prior to the Cycle End Date.
Example 5 – Index Decreases 40%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Cycle Floor Rate, and 20% Cap Rate. The Index decreases to 600 (40% loss) 750 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $930,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $930,000 / 100,000 = $9.30.
The Cycle Investment Unit Value is $9.30 and is based on the Fair Value. The Floor Rate does not apply prior to the Cycle End Date.
Example 6 — Index decreases 60%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Cycle Floor Rate, and 20% Cap Rate. The Index decreases to 400 (60% loss) 750 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $920,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $920,000 / 100,000 = $9.20.
The Cycle Investment Unit Value is $9.20 and is based on the Fair Value. The Floor Rate does not apply prior to the Cycle End Date.
CYCLE INVESTMENT UNIT VALUE CALCULATION FOR CYCLE INVESTMENTS WITH A BUFFER RATE AND A CAP RATE:
Start Date
The Initial Cycle Investment Unit Value will be set as $10 for each Cycle Investment on the Start Date.

During the Cycle Term
Each Cycle Business Day prior to Cycle End Date, the Cycle Investment Unit Value will be calculated as the Cycle Investment Unit Value based on the Fair Value. The Fair Value of each Cycle Investment will be determined by the Fair Value Calculation Agent. This is equivalent to the Fair Value / number of Cycle Investment Units.
The hypothetical examples below assume 100,000 Cycle Investment Units for all of the examples and the Index Value on the Cycle Start Date of 1,000. The examples of the hypothetical Fair Value for different Index levels, different points in the Cycle’s life, and different Cycle Terms were chosen to demonstrate the effects of the Buffer not applying before the Cycle End Date. See “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information for the formulas used by the Fair Value Calculation Agent to determine the Fair Value and detailed examples of the Fair Value calculation under different market conditions.
Example 1 — Index increases 50%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Buffer Rate, and 35% Cap Rate. The Index increases to 1,500 (50% gain) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,290,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,290,000 / 100,000 = $12.90.
The Cycle Investment Unit Value is $12.90 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 2 — Index decreases 60%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Buffer Rate, and 35% Cap Rate. The Index decreases to 400 (60% loss) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $490,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $490,000 / 100,000 = $4.90.
The Cycle Investment Unit Value is $4.90 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 3 — Index increases 50%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Buffer Rate, and 35% Cap Rate. The Index increases to 1,500 (50% gain) 750 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,380,000.

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The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,380,000 / 100,000 = $13.80.
The Cycle Investment Unit Value is $13.80 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 4 — Index decreases 60%: A Cycle with a 3 year (1,095 days) Cycle Term, -10% Buffer Rate, and 35% Cap Rate. The Index decreases to 400 (60% loss) 750 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $510,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $510,000 / 100,000 = $5.10.
The Cycle Investment Unit Value is $5.10 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 5 — Index increases 50%: A Cycle with a 6 year Cycle Term and - 10% Buffer Rate. The Index increases to 1,600 (60% gain) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,350,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,350,000 / 100,000 = $13.50.
The Cycle Investment Unit Value is $13.50 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 6 — Index decreases 60%: A Cycle with a 6 year Cycle Term and - 10% Buffer Rate. The Index decreases to 500 (60% loss) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $650,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $650,000 / 100,000 = $6.50.
The Cycle Investment Unit Value is $6.50 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 7 — Index increases 50%: A Cycle with a 6 year (2,190 days) Cycle Term, -30% Buffer Rate, and 30% Cap Rate. The Index increases to 1,500 (50% gain) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,320,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,320,000 / 100,000 = $13.20.
The Cycle Investment Unit Value is $13.20 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 8 — Index decreases 60%: A Cycle with a 6 year (2,190 days) Cycle Term, -30% Buffer Rate, and 30% Cap Rate. The Index decreases to 400 (60% loss) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $720,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $720,000 / 100,000 = $7.20.
The Cycle Investment Unit Value is $7.20 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
CYCLE INVESTMENT UNIT VALUE CALCULATION FOR CYCLE INVESTMENTS WITH A BUFFER RATE AND A PARTICIPATION RATE:
Start Date
The Initial Cycle Investment Unit Value will be set as $10 for each Cycle Investment on the Start Date.
During the Cycle Term
Each Cycle Business Day prior to Cycle End Date, the Cycle Investment Unit Value will be calculated as the Cycle Investment Unit Value based on the Fair Value. The Fair Value of each Cycle Investment will be determined by the Fair Value Calculation Agent. This is equivalent to the Fair Value / number of Cycle Investment Units.
The hypothetical examples below assume 100,000 Cycle Investment Units for all of the examples and the Index Value on the Cycle Start Date of 1,000. The examples of the hypothetical Fair Value for different Index levels, different points in the Cycle’s life, and different Cycle Terms were chosen to demonstrate the effects of the Buffer not applying before the Cycle End Date. See “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information for the formulas used by the Fair Value Calculation Agent to determine the Fair Value and detailed examples of the Fair Value calculation under different market conditions.

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Example 1 Index increases 50%: A Cycle with a 1 year (365 days) Cycle Term, -10% Buffer Rate, and 70% Participation Rate. The Index increases to 1,500 (50% gain) 60 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,335,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,335,000 / 100,000 = $13.35.
The Cycle Investment Unit Value is $13.35 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 2 Index decreases 60%: A Cycle with a 1 year (365 days) Cycle Term, -10% Buffer Rate, and 70% Participation Rate. The Index decreases to 400 (60% loss) 60 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $493,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $493,000 / 100,000 = $4.93.
The Cycle Investment Unit Value is $4.93 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 3 Index increases 50%: A Cycle with a 1 year (365 days) Cycle Term, -10% Buffer Rate, and 70% Participation Rate. The Index increases to 1,500 (50% gain) 300 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,346,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,346,000 / 100,000 = $13.46.
The Cycle Investment Unit Value is $13.46 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 4 Index decreases 60%: A Cycle with a 1 year (365 days) Cycle Term, -10% Buffer Rate, and 70% Participation Rate. The Index decreases to 400 (60% loss) 300 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $498,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $498,000 / 100,000 = $4.98.
The Cycle Investment Unit Value is $4.98 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 5 — Index increases 50%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 125% Participation Rate. The Index increases to 1,500 (50% gain) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,511,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,511,000 / 100,000 = $15.11.
The Cycle Investment Unit Value is $15.11 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 6 — Index decreases 60%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 125% Participation Rate. The Index decreases to 400 (60% loss) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $450,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $450,000 / 100,000 = $4.50.
The Cycle Investment Unit Value is $4.50 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 7 — Index increases 50%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 125% Participation Rate. The Index increases to 1,500 (50% gain) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,599,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,599,000 / 100,000 = $15.99.
The Cycle Investment Unit Value is $15.99 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.

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Example 8 — Index decreases 60%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 125% Participation Rate. The Index decreases to 400 (60% loss) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $450,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $450,000 / 100,000 = $4.50.
The Cycle Investment Unit Value is $4.50 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
CYCLE INVESTMENT UNIT VALUE CALCULATION FOR CYCLE INVESTMENTS WITH A BUFFER RATE, A CAP RATE, AND PARTICIPATION RATE:
For these cycles both a Cap Rate and a Par Rate will be declared. Depending on market conditions the Participation Rate will be set at 100% and the Cap Rate will not be unlimited or the Cap Rate will be unlimited and the Participation Rate will be set at a value greater than 100%.
Start Date
The Initial Cycle Investment Unit Value will be set as $10 for each Cycle Investment on the Start Date.
During the Cycle Term
Each Cycle Business Day prior to Cycle End Date, the Cycle Investment Unit Value will be calculated as the Cycle Investment Unit Value based on the Fair Value. The Fair Value of each Cycle Investment will be determined by the Fair Value Calculation Agent. This is equivalent to the Fair Value / number of Cycle Investment Units.
The hypothetical examples below assume 100,000 Cycle Investment Units for all of the examples and the Index Value on the Cycle Start Date of 1,000. The examples of the hypothetical Fair Value for different Index levels, different points in the Cycle’s life, and different Cycle Terms were chosen to demonstrate the effects of the Buffer not applying before the Cycle End Date. See “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information for the formulas used by the Fair Value Calculation Agent to determine the Fair Value and detailed examples of the Fair Value calculation under different market conditions.
Example 1 — Index increases 50%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 100% Participation Rate and 60% Cap Rate. The Index increases to 1,500 (50% gain) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,511,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,511,000 / 100,000 = $15.11
The Cycle Investment Unit Value is $15.11 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 2 — Index decreases 60%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 100% Participation Rate and 60% Cap Rate. The Index decreases to 400 (60% loss) 150 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $450,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $450,000 / 100,000 = $4.50
The Cycle Investment Unit Value is $4.50 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 3 — Index increases 50%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 110% Participation Rate and unlimited Cap Rate. The Index increases to 1,500 (50% gain) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $1,599,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,599,000 / 100,000 = $15.99
The Cycle Investment Unit Value is $15.99 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
Example 4 — Index decreases 60%: A Cycle with a 6 year (2,190 days) Cycle Term, -10% Buffer Rate, and 110% Participation Rate and unlimited Cap Rate. The Index decreases to 400 (60% loss) 2,000 days after the Cycle Start Date. Assume that the Fair Value Agent has determined the Fair Value is $510,000.
The fair value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $510,000 / 100,000 = $5.10

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The Cycle Investment Unit Value is $5.10 and is based on the Fair Value. The Buffer Rate does not apply prior to the Cycle End Date.
For more information, see “Valuation of a Cycle Investment”.
Transfers out of a Cycle Investment
You may transfer all or a portion of your Cycle Investment Value out of a Cycle Investment on any Business Day. If you transfer from a Cycle Investment during the Cycle Term prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. This means that if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, including transfers to the Subaccounts, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
You may transfer into a Subaccount on any Business Day and/or into another Cycle Investment on the Cycle Start Date. If you transfer to another Cycle Investment, we will move your transferred Contract Value into the Default Account one Business Day prior to the Cycle Start Date. You may also request that all or part of any withdrawal amount be reallocated to an upcoming new Cycle Investment or to one or more Subaccounts available under the Contract.
For proceeds from maturing Cycles, if you do not provide transfer instructions in Good Order, we will allocate the Cycle Investment Value to the next new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the Cycle Investment Value to the Default Account.

Withdrawals from Cycle Investments
To withdraw money from a Cycle Investment, you must send us a Written Request containing the pertinent details of the withdrawal request, including the amount of the withdrawal and the Cycle Investment(s) from which to make the withdrawal (“withdrawal request”). Unless we receive specific instructions from you, we will deduct all requested withdrawals (except Lifetime Payments under a GLWB Rider) pro-rata from the Subaccounts until your Accumulation Value is exhausted. If your Accumulation Value is insufficient to fulfill your withdrawal request and your withdrawal request does not specifically instruct us to deduct the withdrawal from the Cycle Investment(s), we will consider the withdrawal request to be not in Good Order and we will not process the withdrawal request. The minimum Gross Partial Withdrawal amount is $1,000. Required Minimum Distributions (“RMDs”) are not subject to this minimum.
Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each Investment Option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals
We will process withdrawal requests that we receive by the end of the Cycle Investment Business Day using that day’s Cycle Investment Unit Value. For withdrawal requests we receive after the end of the Cycle Investment Business Day, we will use the Cycle Investment Unit Value for the next Cycle Investment Business Day. The number of Cycle Investment Units withdrawn from the Cycle Investment will equal the withdrawal amount divided by the Cycle Investment Unit Value on the close of the Business Day on which the withdrawal is processed.
We will pay the withdrawal amount to the Contract Owner no later than seven days after the Cycle Investment Business Day on which we received the Written Request, subject to our right to defer payment discussed below.
The Cycle Investment Unit Value is determined from the Cycle’s Fair Value as provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. See “Valuation of a Cycle Investment” later in this prospectus for more information.

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Required Minimum Distributions. Unless we receive instructions from you, we will deduct all RMDs (except Lifetime Payments under a GLWB Rider) pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis. You may instruct us to take RMDs from all Investment Options—all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take an RMD from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn.
RMD withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
The Cycle Investment Unit Value is determined from the Cycle’s Fair Value as provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including an RMD, prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. See “Valuation of a Cycle Investment later in this prospectus for more information.
Deferral of Payment. We may defer payment of any withdrawal proceeds or other payment from a Cycle Investment if, due to the closing or other disruption of financial markets or exchanges or other circumstances beyond the Company’s control, the Company is unable to settle the necessary transactions prudently as reasonably determined by the Company. See “Payment of Contract Proceeds”. Payments may be deferred for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral.
Cycle End Date Payments; Rollovers
Thirty Business Days before the Cycle End Date, we will send you and your Advisor a Cycle Investment Maturity notice that alerts you to the pending Cycle End Date and provides instructions on how to direct us to allocate the proceeds of a maturing Cycle Investment. If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, either based on the current allocation instructions or new allocation instructions, we will allocate your proceeds as follows:
1)    For maturing Cycle Investments, we will invest the proceeds in a new Cycle Investment of the same Cycle Type;
2)    If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.
We will pay proceeds of the Cycle Investment on the Cycle End Date.
Valuation of a Cycle Investment
The amount invested in a Cycle Investment by the Contract Owner is the Cycle Investment Value. As of any Cycle Business Day, the Cycle Investment Value is measured by the number of Cycle Investment Units credited to the Contract multiplied by the Cycle Investment Unit Value, each as of that Cycle Business Day. The Cycle Investment Value will reflect withdrawals and fluctuations in the Cycle Investment Unit Value. ON ANY CYCLE BUSINESS DAY AFTER THE CYCLE START DATE, THE CONTRACT OWNER’S CYCLE INVESTMENT VALUE MAY BE LESS THAN THE AMOUNT INITIALLY INVESTED. The Cycle Investment Value is reduced by the dollar amount of all withdrawals and deductions for optional benefit rider charges.
Cycle Investment Unit
The number of Cycle Investment Units initially credited to the Contract is calculated by dividing the amount allocated to the Cycle Investment on the Start Date by $10.00. The number of Units credited to the Contract will be reduced by withdrawals or deductions for optional benefit rider charges prior to the Cycle End Date based on the amount withdrawn or deducted and the Cycle Investment Unit Value at the time of the withdrawal.
Example 1. A withdrawal of $10,000 is requested from a Cycle Investment prior to the Cycle End Date. At the time of the request, the number of Cycle Investment Units owned by the Contract Owner is 10,000 and the Cycle Investment Unit Value is $10 for a total

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Cycle Investment Value of $100,000. After the withdrawal the total Cycle Investment Value is $90,000 = $100,000-$10,000 (withdrawal). The number of Cycle Investment Units after the withdrawal is 9,000 = 10,000 - $10,000(withdrawn) / $10(Cycle Investment Unit Value).
Example 2. A Contract that includes an optional benefit rider will have a reduced number of Cycle Investment Units on the Cycle End Date as a result of the rider fee assessments. See the following two tables that illustrate the impact of the Return of Premium Death Benefit Rider fees. The example assumes withdrawals of $10,000 are requested from the Cycle Investment at the end of the second quarter and at the end of the year. Fees of 0.15% for the Return of Premium Death Benefit Rider (ROP) are deducted from the Cycle Investment Value quarterly. At the beginning of the Cycle Term, the number of Cycle Investment Units owned by the Contract Owner is 10,000 and the Cycle Investment Unit Value is $10 for a total Cycle Investment Value of $100,000. The following two tables demonstrate the impact on Cycle Investment Value from deducting the ROP fees:

No ROP DB Rider Fee
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ROP DB Fee Percentage	ROP DB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ROP DB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	—	—	$0.00	$101,250.00	10,000.00	$10.13	—
Q2	$102,515.63	1.25%	—	—	$10,000.00	$92,515.63	9,024.54	$10.25	—
Q3	$93,672.08	1.25%	—	—	$0.00	$93,672.08	9,024.54	$10.38	—
Q4	$94,842.98	1.25%	—	—	$10,000.00	$84,842.98	8,073.01	$10.51	—

Annual ROP DB Fee 0.15%
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ROP DB Fee Percentage	ROP DB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ROP DB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	0.0375%	$37.97	$0.00	$101,212.03	9,996.25	$10.12	-$37.97
Q2	$102,477.19	1.25%	0.0375%	$38.43	$10,000.00	$92,438.76	9,017.04	$10.25	-$76.87
Q3	$93,594.25	1.25%	0.0375%	$35.10	$0.00	$93,559.15	9,013.66	$10.38	-$112.93
Q4	$94,728.63	1.25%	0.0375%	$35.52	$10,000.00	$84,693.11	8,058.75	$10.51	-$149.87

1) 5% growth, applied quarterly is 1.25%
2) As a percentage of Cycle Investment Value
3) Value with Return Of Premium Death Benefit fee minus value with no Return Of Premium Death Benefit fee
Example 3. The following two tables illustrate the impact of the Annual Ratchet Death Benefit Rider fees. The example assumes withdrawals of $10,000 are requested from the Cycle Investment at the end of the second quarter and at the end of the year. Fees of 0.40% for the Annual Ratchet Death Benefit are deducted from the Cycle Investment Value quarterly. At the beginning of the Cycle Term, the number of Cycle Investment Units owned by the Contract Owner is 10,000 and the Cycle Investment Unit Value is $10 for a total Cycle Investment Value of $100,000. The following two tables demonstrate the impact on Cycle Investment Value from deducting the Annual Ratchet Death Benefit fees:

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No ARDB Rider Fee
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ARDB Fee Percentage	ARDB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ARDB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	—	—	$0.00	$101,250.00	10,000.00	$10.13	—
Q2	$102,515.63	1.25%	—	—	$10,000.00	$92,515.63	9,024.54	$10.25	—
Q3	$93,672.08	1.25%	—	—	$0.00	$93,672.08	9,024.54	$10.38	—
Q4	$94,842.98	1.25%	—	—	$10,000.00	$84,842.98	8,073.01	$10.51	—

Annual ARDB Fee 0.40%
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ARDB Fee Percentage	ARDB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ARDB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	0.100%	$101.25	$0.00	$101,148.75	9,990.00	$10.13	-$101.25
Q2	$102,413.11	1.25%	0.100%	$102.41	$10,000.00	$92,310.70	9,004.55	$10.25	-$204.93
Q3	$93,464.59	1.25%	0.100%	$93.46	$0.00	$93,371.12	8,995.54	$10.38	-$300.95
Q4	$94,538.26	1.25%	0.100%	$94.54	$10,000.00	$84,443.72	8,035.02	$10.51	-$399.26

1) 5% growth, applied quarterly is 1.25%
2) As a percentage of Cycle Investment Value
3) Value with Annual Ratchet Death Benefit Rider fee minus value with no Annual Ratchet Death Benefit Rider fee
Example 4. The following two tables illustrate the impact of the Contract Value GLWB Rider fees. The example assumes withdrawals of $10,000 are requested from the Cycle Investment at the end of the second quarter and at the end of the year. Fees of 0.95% for the Contract Value GLWB Rider are deducted from the Cycle Investment Value quarterly. At the beginning of the Cycle Term, the number of Cycle Investment Units owned by the Contract Owner is 10,000 and the Cycle Investment Unit Value is $10 for a total Cycle Investment Value of $100,000. The following two tables demonstrate the impact on Cycle Investment Value from deducting the Contract Value GLWB Rider fees:

No CV GLWB Rider Fee
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly CV GLWB Fee Percentage	CV GLWB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of CV GLWB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	—	—	$0.00	$101,250.00	10,000.00	$10.13	—
Q2	$102,515.63	1.25%	—	—	$10,000.00	$92,515.63	9,024.54	$10.25	—
Q3	$93,672.08	1.25%	—	—	$0.00	$93,672.08	9,024.54	$10.38	—
Q4	$94,842.98	1.25%	—	—	$10,000.00	$84,842.98	8,073.01	$10.51	—

Annual CV GLWB Fee 0.95%
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly CV GLWB Fee Percentage	CV GLWB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of CV GLWB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	0.2375%	$240.47	$0.00	$101,009.53	9,976.25	$10.13	-$240.47
Q2	$102,272.16	1.25%	0.2375%	$242.90	$10,000.00	$92,029.26	8,977.10	$10.25	-$486.37
Q3	$93,179.63	1.25%	0.2375%	$221.30	$0.00	$92,958.33	8,955.77	$10.38	-$713.75
Q4	$94,120.30	1.25%	0.2375%	$223.54	$10,000.00	$83,896.77	7,982.98	$10.51	-$946.21

1) 5% growth, applied quarterly is 1.25%
2) As a percentage of Cycle Investment Value
3) Value with Contract Value GLWB Rider fee minus value with no Contract Value GLWB Rider fee

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Example 5. The following two tables illustrate the impact of the Return of Premium GLWB Rider fees. The example assumes withdrawals of $10,000 are requested from the Cycle Investment at the end of the second quarter and at the end of the year. Fees of 1.20% for the Return of Premium GLWB Rider (ROP) are deducted from the Cycle Investment Value quarterly. At the beginning of the Cycle Term, the number of Cycle Investment Units owned by the Contract Owner is 10,000 and the Cycle Investment Unit Value is $10 for a total Cycle Investment Value of $100,000. The following two tables demonstrate the impact on Cycle Investment Value from deducting the Return Of Premium GLWB Rider fees:

No ROP GLWB Rider Fee
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ROP GLWB Fee Percentage	ROP GLWB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ROP GLWB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	—	—	$0.00	$101,250.00	10,000.00	$10.13	—
Q2	$102,515.63	1.25%	—	—	$10,000.00	$92,515.63	9,024.54	$10.25	—
Q3	$93,672.08	1.25%	—	—	$0.00	$93,672.08	9,024.54	$10.38	—
Q4	$94,842.98	1.25%	—	—	$10,000.00	$84,842.98	8,073.01	$10.51	—

Annual ROP GLWB Fee 1.15%
Year	Cycle Investment Value (CIV)	1) AV Growth	2) Quarterly ROP GLWB Fee Percentage	ROP GLWB Fee	Withdrawals	CIV After Fees and Withdrawals	Units	Unit Value	3) Impact of ROP GLWB Fee
0	$100,000.00	—	—	—	$0.00	$100,000.00	10,000.00	$10.00	—
Q1	$101,250.00	1.25%	0.2875%	$291.09	$0.00	$100,958.91	9,971.25	$10.13	-$291.09
Q2	$102,220.90	1.25%	0.2875%	$293.89	$10,000.00	$91,927.01	8,967.12	$10.25	-$588.62
Q3	$93,076.10	1.25%	0.2875%	$267.59	$0.00	$92,808.51	8,941.34	$10.38	-$863.57
Q4	$93,968.61	1.25%	0.2875%	$270.16	$10,000.00	$83,698.45	7,964.11	$10.51	-$1,144.52

1) 5% growth, applied quarterly is 1.25%
2) As a percentage of Cycle Investment Value
3) Value with Return Of Premium GLWB Rider fee minus value with no Return Of Premium GLWB Rider fee
Cycle Investment Unit Value
For each Cycle Investment, we will establish the Cycle Investment Unit Value on the Start Date, and calculate the Cycle Investment Unit Value on each Cycle Business Day and on the Cycle End Date. The methods used to calculate the Cycle Investment Unit Value on each Cycle Business Day and on the Cycle End Date are different.
On the Start Date. For each Cycle Investment we establish an Initial Cycle Investment Unit Value at $10.00 on the Cycle Start Date.
During the Cycle Term. For each Cycle Investment, we determine the Cycle Investment Unit Value as of each Cycle Business Day based on its Fair Value and the Buffer Rate and Floor Rate do not apply.
We have contracted with S&P Global Market Intelligence, an independent analytics firm, to be the Fair Value Calculation Agent to compute the Fair Value of a Cycle Investment Unit.
The Fair Value of a Cycle Investment is determined by the Fair Value Calculation Agent as of the end of each Cycle Business Day. The Fair Value reflects the current value of certain financial instruments. These financial instruments are intended to provide a return equal to the change in Index Value at the end of the Cycle Term subject to the Cap Rate or Participation Rate and subject to the Floor Rate or Buffer Rate. The Fair Value is based on a variety of factors considered by the Fair Value Calculation Agent, which include the change in the Index Value from the Cycle Start Date, volatility of the Index, changes in prevailing interest rates, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is based on the economic value of a hypothetical investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The value of each of these financial instruments is determined by the Fair Value Calculation Agent using standard financial industry calculations.
On each Business Day prior to the Cycle’s End Date, we will use the Fair Value for each Cycle, as provided by the Fair Value Calculation Agent, to calculate the Fair Value per Cycle Investment Unit outstanding.
See “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information for more detailed information about how the Fair Value Calculation Agent determines the Fair Value. See “Cycle Investment Unit Value Examples” in the Statement of Additional Information for illustrations of how Cycle Investment Unit Values are computed.

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Cycle Investments do not involve an investment in any underlying portfolio of securities or financial instruments. Individuals should consult their financial professional about the risks, benefits, and other features of the Cycle Investments, and whether the Cycle Investments are appropriate based upon their financial situations and objectives. Please consider carefully the important information contained in this prospectus before investing in a Cycle Investment.
THE SUBACCOUNT INVESTMENT OPTIONS
The Subaccounts are offered through the Midland National Life Separate Account C (the “Registered Separate Account”). The Registered Separate Account is divided into Subaccounts, each of which invests exclusively in shares of one Investment Portfolio. You may allocate part or all of your premium payment to one or more Subaccounts. Your Accumulation Value in a Subaccount will vary based on the investment experience of the corresponding Investment Portfolio in which the Subaccount invests. There is a risk of loss of the entire amount invested. You bear the risk of any decline in the Accumulation Value of your Contract resulting from the performance of the Investment Options you have chosen.
Information regarding each Investment Portfolio, including (i) its name, (ii) its type, (iii) its investment adviser any any sub-investment adviser, (iv) current expenses, and (v) performance is avaialbe in an appendix to this prospectus. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT”. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company, which can be amended from time to time and can be found online at https://www.midlandnational.com/oakeliteadv. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The Investment Portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the Investment Portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the Investment Portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds. There can be no assurance, and no representation is made, that the investment results of any of the available Investment Portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.
The Investment Portfolios offered through the Contract were selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the Investment Portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that we consider during the selection process is whether the Investment Portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to us or our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the Funds can provide marketing and distribution support for sales of the Contracts.
The Investment Portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the fees disclosed in the Investment Portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each Investment Portfolio. Owners, through their indirect investment in the Investment Portfolios, bear the costs of these fees. The amount of these payments may be substantial, may vary between Investment Portfolios, and generally are based on a percentage of the assets in the Investment Portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the Investment Portfolios. Midland National and its affiliates may profit from these payments.
You are responsible for choosing the Subaccounts, and the amounts allocated to each, that are appropriate for your own individual circumstances and by your investment goals, financial situation, and risk tolerance. Since investment risk is borne by your decisions regarding investment allocations should be carefully considered and periodically re-evaluated.
Other Investment Portfolios (or available classes) may have lower fees and better overall investment performance.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Investment Portfolios that are available to you, including each Investment Portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to an Investment Portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the entire risk for the allocation of your premiums and Accumulation Value among the Investment Options. We are not responsible for any investment or other advice or services that you may receive, including the advice and services provided by your Advisor.
We do not recommend or endorse any particular Investment Portfolio or Portfolios and we do not provide investment advice.

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Availability of the Investment Portfolios
We cannot guarantee that each Investment Portfolio will always be available for investment through the Contracts.
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.
Your Accumulation Value (Contract Value allocated to the Subaccounts)
Your Accumulation Value is the sum of the amounts you have invested in the Subaccounts. Your Accumulation Value will vary daily to reflect the investment performance of the Investment Portfolios you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract and any optional benefit riders you select. Transaction charges are made on the effective date of the transaction. Charges against the Subaccounts for the Separate Account Annual Expense charge are reflected daily. Charges against the Subaccounts for any optional benefit riders you select are deducted at the end of each calendar quarter.
There is no guaranteed minimum Accumulation Value for amounts allocated to the Subaccounts. You bear the investment risk. A Subaccount’s performance will cause your Accumulation Value to go up or down each Valuation Period.
Accumulation Units
The amount you invest in each Subaccount is represented by the value of the Accumulation Unit Value times the number of Accumulation Units credited to you. Premium payments allocated to and Accumulation Value transferred to a Subaccount are used to purchase Accumulation Units. Accumulation Units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from a Subaccount to a Cycle Investment, and to purchase an Annuity Option or pay the Death Benefit when the Owner dies. If you choose to pay the Advisory Fee from your Contract Value, we will redeem Accumulation Units to effect these deductions. We also redeem units to pay Transaction Expenses. See the “Fee Table” for more information about Transaction Expenses.
We calculate the number of Accumulation Units purchased or redeemed in a Subaccount by dividing the dollar amount of the transaction by the Subaccount’s Accumulation Unit Value at the end of the day, if it is a Business Day. If it is not a Business Day, we will use the Accumulation Unit Value on the next Business Day. The number of Accumulation Units credited to you will not vary because of changes in Accumulation Unit Values.
The Unit Values fluctuate with the investment performance of the corresponding portfolios. Accumulation Unit Values reflect investment income, the Investment Portfolios’ realized and unrealized capital gains and losses, and the Investment Portfolios’ expenses. The Accumulation Unit Values also reflect the daily asset charges we deduct from your Subaccount Accumulation Value currently at an effective annual rate of 0.25% for the Separate Account Annual Expense charge and quarterly asset charges we deduct from your Subaccount Accumulation Value for any optional benefit riders you select. Additional information about the Accumulation Unit Values is contained in the SAI.
Transfers of Accumulation Value
You generally may transfer amounts among the Subaccounts prior to Maturity Date, unless otherwise noted. The minimum amount that may be transferred in a single day is $100 or 100% of the Contract Value allocated to the Subaccount if less than $100. The minimum amount may come from or be transferred to more than one Subaccount. Completed transfer requests received at our Customer Service Center in Good Order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the Accumulation Unit Value determined at the close of that Valuation Period. If we receive your completed transfer request in Good Order after the close of a Valuation Period, we will process the transfer request at the Accumulation Unit Value determined at the close of the next Valuation Period.
For information regarding telephone or facsimile requests, see “Administrative Procedures”. Transfers may be delayed under certain circumstances. See “Payment of Contract Proceeds”. We currently do not charge for transfers between Subaccounts, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different Subaccount. The fee is waived for transfers in connection with active Dollar Cost Averaging or automatic rebalancing programs.
To the extent permitted by applicable law, we reserve the right to eliminate and/or restrict the transfer privilege in any manner we deem appropriate for some, all or specific Owners on a non-discriminatory basis.
This transfer discussion applies only to transfers to and from the Subaccounts.

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Transfer Limitations
Frequent, large, programmed or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the Investment Portfolios and the returns achieved by Owners. In particular, such transfers may dilute the value of the Investment Portfolios’ shares, interfere with the efficient management of the Investment Portfolios’ investments, and increase brokerage and administrative costs of the Investment Portfolios. In order to try to protect our Owners and the Investment Portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Investment Portfolio shareholders.
More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading. We currently define excessive trading as:
•    More than one purchase and sale of the same Subaccount within a 60-calendar day period, commonly referred to as a “round trip”. Two or more “round trips” involving the same Subaccount within a 60-calendar day period is considered excessive trading.
•    Six round-trips involving the same Subaccount within a twelve month period.
We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 Business Days. We will attempt to inform the Owner (or Advisor) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days. If we do not succeed in reaching the Owner or Advisor by phone, we will send a letter by first class mail to the Owner’s address of record.
We reserve the right to apply our market timing procedures to all Subaccounts available under the Contract, including Subaccounts that invest in Investment Portfolios that affirmatively permit frequent and short-term trading in other variable annuity Contracts offered by us or other insurance companies. Therefore, if you allocate premiums or your Accumulation Value to such a Subaccount, you may indirectly bear the effects of market timing or other frequent trading. These Investment Portfolios might not be appropriate for long-term investors. For a complete description of each Investment Portfolios’ trading policies, review each Investment Portfolios’ prospectus.
In addition to our own market timing procedures, managers of the Investment Portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. We will inform the relevant Owner and/or Advisor and the Owner will bear any investment loss of such reversal.
To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any Investment Portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of Investment Portfolio shares on the part of the Investment Portfolio’s managers pursuant to the Investment Portfolio’s policies and procedures respecting market timing activities or other potentially abusive transfers. If this occurs, we will attempt to contact you by telephone for further instructions. If we are unable to contact you within 5 Business Days after We have been advised that your transfer request has been refused or delayed by the Investment Portfolio manager, the amount intended for transfer will be retained in or returned to the originating Subaccount. You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund or trust company whose Investment Portfolios are offered through the Contract. We share your trading information under these agreements as necessary for the fund and trust companies to monitor Investment Portfolio trading and this may include personal Contract information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund or trust company may direct us to restrict a Contract Owner’s transactions if the fund or trust company determines that the Contract Owner violated the Investment Portfolio’s excessive/frequent trading policy. This could include the fund or trust company directing us to reject any future allocations of premium payments or transfers from a Subaccount or Cycle Investment to any Subaccount investing Investment Portfolio or all Investment Portfolios within the fund family. We are contractually obligated to comply with all restrictions imposed by the Investment Portfolios. You should read the prospectuses of the Investment Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by Owners within given periods of time, as well as the number of “round trip” transfers into and out of particular Subaccounts for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity. We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).
We do not include transfers made pursuant to the Dollar Cost Averaging program and Investment Portfolio rebalancing program in these limitations. We may vary our market timing procedures from Subaccount to Subaccount, and may be more restrictive with

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regard to certain Subaccounts than others. We may choose not to apply these detection methods to Subaccounts investing in Investment Portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
We reserve the right to place restrictions on the methods of implementing transfers for all Owners that we believe might otherwise engage in trading activity that is harmful to others. For example, we might only accept transfers by original “wet” Owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the Investment Portfolios in the future.
Contract Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Investment Portfolios’ shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in Accumulation Unit Values to others. We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver, or exception. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the Investment Portfolios, we cannot guarantee that the Investment Portfolios will not suffer harm from frequent, programmed large, or short-term transfers among Subaccounts of variable policies issued by other insurance companies or among Subaccounts available to retirement plan participants.
PROCESSING SURRENDERS AND PARTIAL WITHDRAWALS – CYCLE INVESTMENT & SUBACCOUNTS
You may withdraw all or part of your Surrender Value by sending a written request to our Customer Service Center in Good Order. The Surrender Value is the Contract Value minus any applicable state premium tax charge. Partial withdrawals must be made in amounts of $1,000 or more (except for RMDs, systematic withdrawals and Advisory Fee deductions) and cannot reduce your Contract Value to less than $1,000. If a partial withdrawal results in your Contract Value becoming less than $1,000, then the entire Surrender Value must be withdrawn. A full surrender request, regardless of the Contract Value, must be submitted in writing and accompanied by your Contract. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost Contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint Owners, both Owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint Owners, both Owners are required to sign the written notification to terminate telephone authorization. We may discontinue this program at any time at our sole discretion. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding will be deducted from the amount paid. In addition, upon full surrender a state premium tax charge, if applicable, may also be subtracted.
Completed surrender or partial withdrawal requests received in Good Order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the Accumulation Unit Value and Cycle Investment Unit Value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in Good Order after the close of a Valuation Period, we will process the surrender request at the unit value determined at the close of the next Valuation Period.
We will generally pay the surrender or partial withdrawal amount within seven days after we receive a properly completed surrender or partial withdrawal request in Good Order. See “Administrative Procedures” later in this prospectus. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an Investment Option;
•    for such other periods as the SEC may by order permit for the protection of Owners; or
•    your premium check has not cleared your bank.

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We also may defer payment of any withdrawal proceeds or other payment from a Cycle Investment for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral. Please note that if payment proceeds are drawn from both the Subaccounts and the Cycle Investments, and payment is deferred under any of the circumstances specified above, it is possible that the payment will be split and you will receive the proceeds from the Subaccount and the proceeds from the Cycle Investments at different times. For example, if you instruct us to deduct a withdrawal from both the Subaccounts and the Cycle Investments, and the insurance regulatory authority in your state has approved the deferral of payments of our General Account obligations, you may receive the amount deducted from the Subaccounts within seven days and the amount deducted from the Cycle Investments at a later date (up to six months later).

See “Payment of Contract Proceeds”.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all Subaccounts in the same proportion as your Contract Value bears to each Subaccount. If your Accumulation Value is insufficient to fulfill your withdrawal request and your withdrawal request does not specifically instruct us to deduct the withdrawal from the Cycle Investment(s), we will consider the withdrawal request to be not in Good Order and we will not process the withdrawal request.
Withdrawals from Cycle Investments prior to the Cycle End Date is determined by Cycle Investment Unit Value, which is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified Contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” later in the prospectus.
In a series of recent private letter rulings (“PLRs”), the IRS has recognized that investment advisor fees paid out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from a Non-Qualified Contract, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract and are not subject to the 10% tax penalty for Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. However, these rulings generally only can be relied upon by the taxpayers who obtained them, and the IRS is not bound by these rulings with respect to your tax treatment under your Contract. Regardless of how we treat the deduction of Advisory Fees for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 59 1⁄2. In all events, we will administer the Contract to comply with these PLRs and any other federal tax requirements. Please see “Advisory Fees Deducted from Contract Value” and “Federal Tax Status” later in the prospectus for more information.

BENEFITS UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment from your Subaccount Investments	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.

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Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the Portfolio Rebalancing Program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Contract Value Death Benefit	Pays your beneficiary your Contract Value.	Standard	No Charge	•Terminates upon the Maturity Date or change of ownership.
•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Death Benefit.
Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals.	Optional	0.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Annual Ratchet Death Benefit Rider.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.
Annual Ratchet Death Benefit Rider
Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, with the potential for annual “step ups” on each Contract Anniversary prior to the oldest Owner’s age 85.
		Optional	0.40% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Return of Premium Death Benefit Rider.
•The value of the benefit is no longer eligible for step ups on or after the oldest Owner’s 85th birthday.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.

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Contract Value GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to your Contract Value on the date you first exercise the benefit.
	Optional	0.95% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Return of Premium GLWB Rider.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Return of Premium GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to the greater of (i) your Contract Value on the date you first exercise the benefit or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, as of the date you first exercise the benefit.
	Optional	1.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Contract Value GLWB Rider.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Any withdrawal prior to beginning Lifetime Payments will reduce the initial Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Health Activated Income Multiplier
Increases the Lifetime Payment Amount under one of the GLWB Riders in a particular Contract Year if one of the Covered Person(s) is unable to perform certain daily living activities due to a health condition.
	Optional	No Charge	•Only available under one of the GLWB Riders.
•Only available after the 2nd Contract Anniversary.
•May be elected a maximum of five Contract Years.
•Health condition eligibility requirements must be met.
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Systematic Withdrawals (except Lifetime Payments under a GLWB Rider) will be taken pro-rata from your Subaccounts only. Once the Subaccounts’ Accumulation Value is exhausted, the Systematic Withdrawals will terminate. If the Contract Owner wishes to continue Systematic Withdrawals, he/she will have to contact us to set up a new Systematic Withdrawal program for the Cycle Investments and then will be taken pro-rata from your Cycle Investments.
Systematic Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total

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Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal, including Systematic Withdrawals, prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.

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Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you and your Advisor one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.

Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1/2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
Death Benefits
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The Death Benefit is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select either the optional Return of Premium Death Benefit or the optional Annual Ratchet Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76.
Contract Value Death Benefit. The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st , and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in good order, your Death Benefit will equal $90,000. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Contract Value Death Benefit on a dollar-for- dollar basis. You should discuss with your Advisor the impact of deducting Advisory Fees from your Contract Value prior to making an election.

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For example, assume you purchase the Contract with an initial premium payment of $100,000, you invest all of your money into the Subaccounts and your investment earns a 5% return each year after the deduction of the Separate Account Annual Expense charge and Annual Portfolio Expenses. The following table illustrates your Contract Value and Contract Value Death Benefit at the end of each Contract Year based on these assumptions:

Contract Year	Contract Value / Death Benefit if you elect not to deduct Advisory Fees from Contract Value	Contract Value / Death Benefit if you elect to deduct 1.5% annual Advisory Fees from Contract Value
1	$105,000.00	$103,425.00
2	$110,250.00	$106,967.31
3	$115,762.50	$110,630.94
4	$121,550.63	$114,420.05
5	$127,628.16	$118,338.93
6	$134,009.56	$122,392.04
7	$140,710.04	$126,583.97
8	$147,745.54	$130,919.47
9	$155,132.82	$135,403.46
10	$162,889.46	$140,041.03

Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date.
Return of Premium Death Benefit. The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal. Any Advisory Fees deductions from your Contract Value do not reduce the value of the Return of Premium Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Return of Premium Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.15% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the

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Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Annual Ratchet Death Benefit. The Annual Ratchet Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal, with the potential for annual “step ups” on each eligible Contract Anniversary. Any Advisory Fees from your Contract Value do not reduce the Annual Ratchet Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Annual Ratchet Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Annual Ratchet Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
On each Contract Anniversary before the oldest Owner’s 85th birthday, we compare the Annual Ratchet Death Benefit to your Contract Value. If your Contract Value is greater, the Annual Ratchet Death Benefit will be stepped-up to equal the Contract Value on that Contract Anniversary. Afterwards, the Annual Ratchet Death Benefit will continue to be increased by subsequent premium payments and decreased by withdrawals as described above. Withdrawals (including Lifetime Payments under one of the GLWB Riders) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Annual Ratchet Death Benefit through a step up on the Contract Anniversary.
On and after the oldest Owner’s 85th birthday, the Annual Ratchet Death Benefit is no longer eligible to be stepped-up, but it will continue to be adjusted for subsequent premium payments and withdrawals.
For example:
•Assume you purchase the Contract with an initial premium payment of $100,000 at Issue Age 75.
•During the first Contract Year, you make a $10,000 additional premium payment. At the time of the premium payment, your Annual Ratchet Death Benefit is $110,000, which is the sum of your purchase payments.
•At the end of the first Contract Year, your Contract Value has declined to $95,000 due to poor investment performance. Because your Contract Value is lower than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit does not step up on this Contract Anniversary. Your Annual Ratchet Death Benefit remains $110,000.
•During the second Contract Year, you request a $15,000 withdrawal at a time when the Contract Value is $95,000. At the time of the withdrawal, the Annual Ratchet Death Benefit is reduced from $110,000 to $92,631.58, or a reduction of the Annual Ratchet Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value was $130,000, the Annual Ratchet Death Benefit would be reduced from $110,000 to $97,307.69, or a reduction of the Annual Ratchet Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn.
•At the end of the second Contract Year, your Contract Value has increased to $100,000 due to positive investment performance. Because your Contract Value is higher than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit is stepped up to $100,000 on this Contract Anniversary.
•Your Annual Ratchet Death Benefit will continue to be increased by additional premium payments at the time of the premium payment, decreased by withdrawals at the time of the withdrawal, and may be stepped up on each Contract Anniversary until the date you turn 85 years old. Each Contract Anniversary on or after your 85th birthday, your Annual Ratchet Death Benefit will no longer be stepped up, even if the Contract Value is greater than the Annual Ratchet Death Benefit.
•In all cases, if the Contract Value is greater than the Annual Ratchet Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Annual Ratchet Death Benefit at the end of each calendar quarter at an annual rate of 0.40% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Annual Ratchet Death Benefit without surrendering or annuitizing your Contract. It is possible that the Annual Ratchet Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Annual Ratchet Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a

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deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept the Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one of the optional Death Benefit riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional Death Benefit rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. If the applicable Death Benefit is greater than the Contract Value, the Contract Value under the continued Contract will be increased to match the Death Benefit before the rider terminates. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit.
If you selected one of the optional GLWB Riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any remaining Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit rider is elected, the Death Benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order. If the Annual Ratchet Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, is determined, each remaining primary Beneficiary’s

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proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to the short term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your Advisor if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Guaranteed Living Withdrawal Benefits
When you purchase the Contract, you may select one of the two optional GLWB Riders for an additional charge if the youngest Owner is at least Issue Age 50 and younger than Issue Age 86. The GLWB Riders guarantee you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance. The Lifetime Payment Amount is a percentage (the “Lifetime Payment Percentage”) of the value of the GLWB (the “Benefit Base”), calculated as described below.
Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than a Gross Partial Withdrawal that exceeds the Lifetime Payment Amount (an “Excess Gross Partial Withdrawal”). It is possible that this will never occur and we will never make Lifetime Payment As to you from our assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including withdrawals of your Lifetime Payment Amount, on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a withdrawal is taken on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take Gross Partial Withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.

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If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
There are two GLWB Riders available under the Contract: the Contract Value GLWB Rider and the Return of Premium GLWB Rider. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which of these riders you elected when you purchased the Contract (See “Calculating the Benefit Base” below). Each of the GLWB Riders has its own charge that we assess for the life of your Contract (See “GLWB Rider Charge” below). If you are considering purchasing a GLWB Rider, you should carefully compare the features and charges under the GLWB Riders to determine which GLWB Rider is right for you.
Beginning your Lifetime Payments. You may elect to exercise your GLWB Rider and begin Lifetime Payments by submitting a written request to our Customer Service Center. The initial Benefit Base will be established on the date we receive your request in Good Order (the “GLWB Exercise Date”). You may elect Lifetime Payments for a single Covered Person or jointly for you and your spouse. This election cannot be changed. If you elect joint coverage, the Lifetime Payment Percentage will be based on the age of the younger Covered Person and the Lifetime Payment Percentage will be less than the Lifetime Payment Percentage for a single Covered Person.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Excess Gross Partial Withdrawals” below for more information about Excess Gross Partial Withdrawals.
Lifetime Payments may be subject to state and federal income taxes, including a tax penalty before age 59 ½.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under the GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of the GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments.
Determining the Lifetime Payment Amount. The Lifetime Payment Amount is the maximum amount you may withdraw each Contract Year without reducing your Benefit Base. If you elect to pay Advisory Fees from your Contract Value, this deduction will not count towards your Lifetime Payment Amount for the Contract Year.
On the GLWB Exercise Date, your Lifetime Payment Amount is determined by multiplying your initial Benefit Base by the applicable Lifetime Payment Percentage. The applicable Lifetime Payment Percentage is based on your Issue Age and the increase in your Attained Age since you purchased your Contract. Once you elect to begin Lifetime Payments, your Lifetime Payment Percentage will not change for the life of the Contract. The Lifetime Payment Percentage is set forth in the Rate Sheet Supplement that was in effect when we received your application and initial premium payment for the Contract in Good Order. See “Rate Sheet Supplement Information.”
On each Contract Anniversary after the GLWB Exercise Date, we will calculate the Lifetime Payment Amount for the next Contract Year by multiplying your Benefit Base on that Contract Anniversary (calculated as described below) by your Lifetime Payment Percentage. The Lifetime Payment Amount for a Contract Year is not cumulative; any portion of your Lifetime Payment Amount that you do not withdraw is not added to the next Contract Year’s Lifetime Payment Amount.
For Qualified Contracts, if your RMD is greater than your Lifetime Payment Amount, the Lifetime Payment Amount will be increased to the RMD.
Under certain circumstances, we may increase your Lifetime Payment Amount for a particular Contract Year. See “Health Activated Income Multiplier.”
Calculating the Benefit Base. The initial Benefit Base is established on the GLWB Exercise Date. Your initial Benefit Base will differ depending on which GLWB Rider you elected when you purchased the Contract.
Contract Value GLWB Benefit Base. The initial Benefit Base will equal the Contract Value on the GLWB Exercise Date.
Your initial Benefit Base under the Contract Value GLWB could be less than the total premium payments you have made, even if you have not taken any Gross Partial Withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.

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On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Return of Premium GLWB Benefit Base. The initial Benefit Base will equal the greater of (i) the Contract Value on the GLWB Exercise Date, or (ii) the sum of your premium payments on the GLWB Exercise Date, less an adjustment for each Gross Partial Withdrawal prior to the GLWB Exercise Date. If you elect to pay Advisory Fees from your Contract Value, this deduction will not impact the Return of Premium GLWB Benefit Base. Gross Partial Withdrawals before the Benefit Base is established will reduce the initial Return of Premium GLWB Benefit Base, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the initial Return of Premium GLWB Benefit Base by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Return of Premium GLWB Benefit Base after Gross Partial Withdrawal = Return of Premium GLWB Benefit Base before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal amount] / [Contract Value before Gross Partial Withdrawal])
If the Return of Premium GLWB Benefit Base is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Return of Premium GLWB Benefit Base will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $92,631.58 or a reduction of the initial Return of Premium GLWB Benefit Base by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $97,307.69 or a reduction of the initial Return of Premium GLWB Benefit Base by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value.
Even if you do not take any Gross Partial Withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be no greater than the initial Benefit Base you would have received under the Contract Value GLWB Rider, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Excess Gross Partial Withdrawals. On and after the GLWB Exercise Date, the Benefit Base will not be reduced by Gross Partial Withdrawals, provided your aggregate Gross Partial Withdrawals during the Contract Year do not exceed the Lifetime Payment Amount for that Contract Year. Aggregate Gross Partial Withdrawals during any Contract Year that exceed the Lifetime Payment Amount are “Excess Gross Partial Withdrawals.” An Excess Gross Partial Withdrawal will reduce the Benefit Base by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. This reduction is calculated as follows:
Benefit Base after Excess Gross Partial Withdrawal = Benefit Base before Excess Gross Partial Withdrawal * (1 – [Excess Gross Partial Withdrawal amount] / [Contract Value after reduction for any portion of Gross Partial Withdrawal up to the Lifetime Payment Amount but before any Excess Gross Partial Withdrawal amount])
For example, assume the Benefit Base is $110,000 and the Lifetime Payment Amount for the Contract Year is $10,000. You request a $15,000 withdrawal at a time when the Contract Value is $100,000. The first $10,000 of your withdrawal is your Lifetime Payment Amount and is not an Excess Gross Partial Withdrawal. This portion of the withdrawal reduces your Contract Value to $90,000, but does not affect your Benefit Base. The remaining $5,000 of the withdrawal is an Excess Gross Partial Withdrawal. The Excess Gross Partial Withdrawal will reduce your Contract Value to $85,000, a dollar-for-dollar reduction, but it will reduce your Benefit Base from $110,000 to $103,888.89, or a reduction of the Benefit Base by $6,111.11, which is more than the $5,000 Excess Gross Partial Withdrawal amount. On the next Contract Anniversary when your Lifetime Payment Amount for that Contract Year is determined, your Lifetime Payment Amount will be lower because your Benefit Base is lower.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation.
Benefit Base Step Ups. On each Contract Anniversary after the GLWB Exercise Date, we compare the Benefit Base to your Contract Value. If your Contract Value is greater, the Benefit Base will be stepped up to equal the Contract Value on that Contract Anniversary. Withdrawals (including Lifetime Payments) and deductions (including Advisory Fee deductions and deductions for optional benefit

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charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Benefit Base through a step up on the Contract Anniversary.
Effect of Contract Value falling to Zero. If your Contract Value is reduced to zero for any reason before the GLWB Exercise Date, the GLWB Rider will terminate without value. After the GLWB Exercise Date, if your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal (i.e., due to poor investment performance or the deduction of charges, including Advisory Fee deductions), then we will continue to pay the Lifetime Payment Amount from our general account assets each year until the death of the Covered Person(s). At that time, the GLWB Rider Charge will no longer be assessed. If your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the GLWB Rider will terminate without value.
Contract Value GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Contract Value GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $165,000. Your initial Benefit Base will also be $165,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $10,312.50(which is your $165,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $173,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $10,812.50 (which is your new $173,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Return of Premium GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Return of Premium GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $90,000. Because your Contract Value is lower you’re your total premium payments, your initial Benefit Base will be $100,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $6,250 (which is your $100,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $110,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $6,875 (which is your new $110,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Effect of Owner Death. If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
Rate Sheet Supplement Information. The Rate Sheet Supplement contains the current Lifetime Payment Percentages for the GLWB Riders applicable to Contracts purchased while that Rate Sheet Supplement remains in effect. In order to receive the Lifetime Payment Percentages in any particular Rate Sheet Supplement, we must receive your application and initial premium payment in Good Order during the effective period for that Rate Sheet Supplement. .
You should not purchase a GLWB Rider without first obtaining the applicable Rate Sheet Supplement. The current Rate Sheet Supplement is available (i) through your Advisor, (ii) by contacting us at 833-492-0022, (iii) on our website at https://www.midlandnational.com/oakeliteadv, or (iv) at www.sec.gov under File Nos. 333-282591; 333-262682. We will file a new Rate Sheet Supplement at least 10 Business Days in advance of the effective date of the new rates. The Lifetime Payment Percentages from

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all superseded Rate Sheet Supplements can be found in Appendix D. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment in Good Order. If we receive your application and initial premium payment in Good Order and a different Rate Sheet Supplement is in effect from the one that was in effect when you signed your application:
•If the subsequent Rate Sheet Supplement has lower Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will inform you and your Advisor and request confirmation that you accept the lower Lifetime Payment Percentages then in effect. You or your Advisor may also instruct us to issue the Contract without the GLWB Rider.
•If the subsequent Rate Sheet Supplement has higher Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will issue your Contract with the GLWB Rider at the higher Lifetime Payment Percentages then in effect.
Once your Contract and GLWB Rider are issued, the Lifetime Payment Percentage applicable to you will not change for the life of your Contract. Please refer to Appendix D for Lifetime Payment Percentages that apply to applications received before the current Rate Sheet Supplement was in effect.
Health Activated Income Multiplier. After the 2nd Contract Anniversary, the Health Activated Income Multiplier feature can increase your Lifetime Payment Amount in a particular Contract Year if one of the Covered Person(s) is unable to perform two of the following six activities of daily living for at least 90 consecutive calendar days: bathing, continence, dressing, eating, toileting, and transferring (moving into or out of a bed, chair or wheelchair). The Covered Person must have been able to perform all six activities on the Contract Issue Date, and you must provide us with proof of eligibility from a qualified physician satisfactory to us, which eligibility must be re-established on applicable Contract Anniversaries. You may elect the Health Activated Income Multiplier by sending Written Notice to our Customer Service Center in Good Order on or after the GLWB Exercise Date.
The Health Activated Income Multiplier may be elected over multiple non-consecutive Contract Years, up to a maximum of five Contract Years. Each time the Health Activated Income Multiplier is elected, all of the eligibility requirements must be met. If the eligibility requirements are no longer met or if you do not elect to use the Health Activated Income Multiplier during the next Contract Year, the Health Activated Income Multiplier will cease.

For any Contract Year in which the Health Activated Income Multiplier is elected, the Lifetime Payment Amount for that Contract Year (calculated as described above) will be multiplied by two. You may take Lifetime Payment Amounts in that Contract Year up to the doubled amount without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base.
For example, assume that in Contract Year 5, your Lifetime Payment Amount is $10,000. As a result of a health condition, you become unable to bath or dress yourself for 90 consecutive calendar days and elect the Health Activated Income Multiplier. You are then able to take Lifetime Payments up to $20,000 in that Contract Year without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. Your health improves and on the next Contract Anniversary, you are able to dress or bath yourself again. At this time, you are no longer eligible for the Health Activated Income Multiplier for the next Contract Year, and you will only be able to take Lifetime Payments up to $10,000 without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. If, in the future, your health became impaired for 90 consecutive calendar days again, you could elect the Health Activated Income Multiplier up to four more times, provided you remained eligible.
GLWB Rider Charge. We assess a charge for the GLWB Rider at the end of each calendar quarter. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, even if you never elect to begin receiving Lifetime Payments, and you cannot voluntarily terminate the GLWB rider without surrendering or annuitizing your Contract. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. There is a risk that any financial return provided by the GLWB Rider will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
The charge for the Contract Value GLWB Rider is an annual rate of 0.95% of the Benefit Base. The charge is assessed quarterly.
The charge for the Return of Premium GLWB is an annual rate of 1.15% of the Benefit Base. The charge is assessed quarterly. If you elect the Return of Premium GLWB Rider, this charge will be assessed for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.
CHARGES, FEES AND ADJUSTMENTS

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Transaction Expenses
Transfer Fee. We reserve the right to charge $15 per transfer for transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract year. We do not currently assess this fee. If we charge this fee in the future, we will send you notice at least 10 Business Days prior to imposing the fee. If assessed, this fee will be deducted from the amount that is transferred prior to the allocation to the new Investment Option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs. We will not charge for any transfers of initial or additional premium payments that include allocation instructions for the next Cycle Start Date.
Transfer fees deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value.
Annual Contract Expenses
Separate Account Annual Expenses. We call this charge the Base Contract Expenses in the “Important Information You Should Consider About the Contract” and the “Fee Table” sections earlier in this prospectus.
The Separate Account Annual Expenses are composed of a mortality and expense risk charge currently assessed at an annual rate of 0.15% and an administrative fee currently assessed at an annual rate of 0.10% of your Accumulation Value. We deduct the charges on a daily basis through the calculation of the Accumulation Unit Value of the Subaccounts including the Default Account. This charge is not applied to Contract Value in the Cycle Investments.
The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the Annuitant or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract. This assures you that neither the longevity of the Annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the Annuitant will receive under the Contract. Our obligation, therefore, relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur. The administration fee covers record keeping and other expenses we incur maintaining the Contracts.
The level of the charges is guaranteed for the life of the Contract and may not be increased after the Contract is issued. We expect to profit from these charges and may use the profit for any purpose including paying distribution expenses.
Investment Portfolio Charges
The Investment Portfolios impose management fees and other charges that are deducted from Investment Portfolio assets. The fees and expenses assessed by each Investment Portfolio will vary. See the Investment Portfolio prospectus for more information.
If an Investment Portfolio imposes liquidity fee or redemption fee on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940), the fee will be passed through and charged to the applicable Owner.
Optional Benefit Rider Charges
If you select one or more optional benefit riders available for an additional charge, we deduct the charge(s) for the benefit(s) at the end of each calendar quarter. The charge(s) is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge(s) will continue to be deducted for the life of the Contract.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract..

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State Premium Taxes
The Company reserves the right to deduct on full surrender, death, or the Maturity Date a charge for any state premium taxes levied by a state or any other government entity. State premium taxes vary based on your state of residence and currently range from 0% to 3.5%. State premium taxes are subject to change.
Other Taxes
At the present time, we do not deduct any charges for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to the Registered Separate Account or to the Contracts. We reserve the right to impose a charge for any such tax.

Adjustments for Fair Value
Before the end of a Cycle Term for a Cycle Investment we determine the Cycle Investment Unit Value that is used to calculate your Cycle Investment Value in the Cycle Investment by making an adjustment based on its Fair Value, which may be lower than your principal invested in the Cycle Investment. The Floor Rate or the Buffer Rate do not apply when we calculate the Fair Value. This means that under extreme conditions, you can lose up to 100% of your principal invested in a Cycle Investment if certain transactions occur prior to the Cycle End Date. The following transactions prior to the Cycle End Date will result an adjustment based on Fair Value:
•you make a withdrawal (including Lifetime Payments under the GLWB riders, withdrawals to pay Advisory Fees, systematic withdrawals and required minimum distributions);
•you transfer Contract Value from the Cycle Investment to the Subaccounts;
•you surrender the Contract;
•you annuitize the Contract; or
•a death benefit becomes payable.
The Fair Value of a Cycle Investment is determined by the Fair Value Calculation Agent as of the end of each Cycle Business Day. The Fair Value reflects the current value of certain financial instruments. These financial instruments are intended to provide a return equal to the change in Index Value at the end of the Cycle Term subject to the Cap Rate or Participation Rate and subject to the Floor Rate or Buffer Rate. The Fair Value is based on a variety of factors considered by the Fair Value Calculation Agent, which include the change in the Index Value from the Cycle Start Date, volatility of the Index, changes in prevailing interest rates, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is based on the economic value of a hypothetical investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The value of each of these financial instruments is determined by the Fair Value Calculation Agent using standard financial industry calculations. On each Business Day prior to the Cycle End Date, we will use the Fair Value for each Cycle Investment, as provided by the Fair Value Calculation Agent, to calculate the Fair Value per Cycle Investment Unit outstanding.See the Statement of Additional Information for more information about the Fair Value calculation, including examples illustrating its operation.
If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The adjustment for Fair Value is not a fee or charge that is provided in consideration for any specific Contract features. The Fair Value of a Cycle Investment is related to the value of the derivative assets that we may hold in support of our financial obligations under the Contract. The use of the Fair Value shifts risk from us to investors in the Contract, protecting us from losses on those derivative assets when amounts are withdrawn or otherwise removed from a Cycle Investment prior to end of a Cycle Term.
You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily, and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
ADVISORY FEES DEDUCTED FROM CONTRACT VALUE
Your Advisor may charge an Advisory Fee for their asset management and/or investment advisory services. The Company is not a party to the Advisory Fee. The Advisory Fee that your Advisor charges you, if any, is solely between you and your Advisor, and is in addition to the fees and expenses described above. However, the Company allows you to have your Advisor’s Advisory Fee deducted from your Contract Value, up to a maximum of 1.5% of your Contract Value annually.

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You may choose to pay the Advisory Fee directly from a separate source or from your Contract Value. For the Advisory Fee to be paid from your Contract Value, your Advisor must send a written request to our Customer Service Center in Good Order authorizing the deduction and we will allow such deduction up to a maximum of 1.5% of your Contract Value annually.
Generally, we will not treat the Advisory Fee deducted from your Contract Value as a taxable withdrawal. This is because in a series of recent private letter rulings (“PLRs”), the IRS has recognized that investment advisor fees paid out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from a Non-Qualified Contract, will not be taxable to the Contract Owner, are not be reportable to the IRS as distributions from the Contract and are not subject to the 10% tax penalty for Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. However, these rulings generally only can be relied upon by the taxpayers who obtained them, and the IRS is not bound by these rulings with respect to your tax treatment under your Contract. Regardless of how we treat the deduction of Advisory Fees for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 59 1⁄2. In all events, we will administer the Contract to comply with these PLRs and any other federal tax requirements. Please see “Federal Tax Status – Advisory Fees” for more information about the tax consequences of deducting Advisory Fees from your Contract Value.
In order to comply with the requirements of these PLRs, your Advisory Fee arrangement must meet the following conditions:
•    You must provide us with a written authorization that sets forth the amount of the Advisory Fees and the frequency with which the Advisory Fees should be deducted from your Contract Value and paid to your Advisor.
•    The Advisory Fees must be determined in an arms-length transaction between you and your Advisor.
•    The Advisory Fees may not exceed an amount equal to an annual rate of 1.5% of the Contract Value determined at the time and in the manner provided by the fee authorization, but in all events based on the Contract Value during the period to which the Advisory Fees relate.
•    The Advisory Fees must be used to compensate your Advisor only for investment advice provided to you in connection with the Contract and not for any other services or accounts.
•    During any period for which the Advisory Fee deduction is authorized, the Advisory Fees subject to such authorization must be paid solely from your Contract Value and you, as the Contract Owner, may not pay such Advisory Fees directly to the Advisor from any other accounts or assets nor can you direct the payment of fees for any other purpose or to any other person.
For more information about the tax consequences of Advisory Fees, please see “Federal Tax Status – Advisory Fees.” You should consult with a tax advisor regarding the tax treatment of paying Advisory Fees from your Contract Value.
Once you authorize Advisory Fees to be deducted from your Contract Value, we will continue to make such payments unless you or your Advisor instruct us to terminate such payment. You may instruct us to terminate the Advisory Fee authorization at any time by sending a written request to our Customer Service Center in Good Order.
You may authorize the deduction of Advisory Fees from (1) all of the Subaccounts on a pro-rata basis, (2) a single Subaccount of your choosing or (3) all investments, including the Cycle Investments, on a pro-rata basis. If you authorize the deduction of Advisory Fees but do not specify a source, the Advisory Fee deductions will be taken pro-rata from the Subaccounts only. If you do not have any investment in the Subaccounts, the Advisory Fee deductions will be taken pro-rata across the Cycle Investments.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. Under both these scenarios, this means on any day prior to the Cycle End Date, if you take a withdrawal from a Cycle Investment (including a withdrawal to pay Advisory Fees), it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this would always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with your Advisor before authorizing Advisory Fees to be deducted from the Cycle Investments prior to the Cycle End Date.
Any reductions in Contract Value, including reduction to the payment of Advisory Fees, will reduce the amount available to be applied to an annuity payout option when you annuitize your Contract. Currently, income payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. If the deduction of Advisory Fees reduces your Contract Value below these thresholds, your options will be limited to receiving your remaining Contract Value in one lump sum. Because the standard Contract Value Death Benefit under the Contract is equal to your Contract Value, the deduction of the Advisory Fee from your Contract Value will also reduce the Contract Value Death Benefit. The deduction of Advisory Fees is not treated as a withdrawal for purposes of any of the optional benefit riders available under the Contract. This means that Advisory Fee deductions will not reduce the value of the optional Death Benefit riders (the Return of Premium Death Benefit and the Annual Ratchet Death Benefit) or the Benefit Base of the optional GLWB riders (the Contract Value GLWB and the Return of Premium GLWB). However, because the deduction of Advisory Fees reduces the Contract Value, it will reduce the likelihood of increasing the Annual Ratchet Death Benefit or the Benefit Base of a GLWB rider through a step up on the Contract Anniversary.
MATURITY DATE

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The Maturity Date is the date on which income payments will begin under the annuity option you have selected. The earliest possible Maturity Date under the Contract is the first Contract Anniversary at which time you may Annuitize your full Contract Value (less any state premium taxes). The maximum Maturity Date is the Contract Anniversary immediately following the Annuitant’s 115th birthday. You may change the Maturity Date to an earlier Contract anniversary by sending Written Notice to our Customer Service Center. We must receive your Written Notice at least 30 days prior to the original Maturity Date. Any optional death benefit you have elected will terminate without value on the Maturity Date. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments on the Maturity Date or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value. The selection of a Maturity Date at the Annuitant’s advanced age could have tax consequences so you should consult a tax adviser.
If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the Maturity Date you may:
1.    take the Contract Value, less any state premium tax, in one lump sum, or
2.    convert the Contract Value, less any state premium tax, into an annuity payable to the Payee under one of the payment options as described below.
Electing an Income Payment Option
You may apply Contract Value (less any state premium taxes) to an annuity payment option after the 1st Contract Year. During the 1st Contract Year, you may elect to apply the Contract Value (less any state premium taxes) to any annuity payment option. Unless you choose otherwise, on the Maturity Date your Contract Value (less any state premium taxes) will be applied to a 10 year certain and life fixed annuity payment option. The first monthly annuity payment will be made within one month after the Maturity Date.
Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of our General Account and are subject to our claims-paying ability.
Currently, income payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. We reserve the right to change the payment frequency so that payments are at least $100.
The Annuitant’s actual age at the time of Annuitization will affect each Payment Amount for annuity payment options involving life income. The amount of each annuity payment to older Annuitants will be greater than for younger Annuitants because payments to older Annuitants are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
The Payee or any other person who is entitled to receive payments may name a Beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the Beneficiary at any time.
Annuity payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve a Payee who is not a natural person (for example, a corporation), or a Payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes:
•    rules on the minimum amount we will pay under an option;
•    minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);
•    the naming of people who are entitled to receive payment and their Beneficiaries; and
•    our requirements for proof of age, gender, and survival.
You must elect the payment option at least 30 days before the Maturity Date.
If your Contract is a Qualified Contract, not all of the payment options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing such an option.
Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any Investment Option. The Contract Value (less any state premium taxes) as of the Maturity Date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

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Income Payment Options
The following four payout options are available:
1.    Income for Specified Period: We pay installments for a specified period of 5 to 20 years. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified Contracts. Consult a tax advisor before electing this option under a qualified Contract. However, by current Company practice we may offer other options.
2.    Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted. The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.
3.    Payment of Life Income: We will pay monthly income for the life of a single Annuitant. Joint Annuitants are permissible only under the Joint and Survivor Income option. Under the Payment of Life Income option, you may choose from 1 of 2 ways to receive the income:
a.    Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the Annuitant is alive. Therefore, if the Annuitant dies after the first payment, then only one payment will be made and if the Annuitant dies before the first payment then no payments will be made.
b.    Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the Annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.
4.    Joint and Survivor Income: We will make monthly payments until the last surviving Payee’s death. Therefore, if both Payees die after the first payment, then only one payment will be made and if the both Payees die before the first payment then no payments will be made.. The Annuitant must be at least 50 years old and the Joint Annuitant/Payee must be at least 45 years old at the time of the first monthly payment.
FEDERAL TAX STATUS
Introduction
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of Ownership or receipt of distributions under the Contract. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General
Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.
Simply stated, these rules provide that generally you will not be taxed on the Gain, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or non-qualified (discussed below).
You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.
When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the Contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the Contract Value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax advisor.
Qualified and Non-Qualified Contracts
If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Qualified Contracts are issued in connection with the plans listed below. There is additional information about qualified Contracts in the SAI.
•    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity. Distributions from an IRA are generally subject to tax and, if made before age 59 1/2, may be subject to a 10% penalty tax.

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•    Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to current tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.
Minimum Distribution Rules and Eligible Rollover Distributions
Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. Consult with and rely upon your tax advisor. In addition, not all income options will always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing an income option. Please refer to the SAI for detailed information on when distributions must begin from qualified Contracts and how Death Benefit proceeds must be distributed.
Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the Annuitant or an Owner in order to be treated as an annuity Contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the Contract to attempt to maintain favorable tax treatment.

Owner Control
In certain circumstances, a variable Contract Owner may be considered the Owner of the assets of a segregated account, such as the Registered Separate Account, if the IRS deems the Owner to possess “Ownership” in those assets, such as the ability to exercise investment control over the assets. If the Contract Owner is deemed to have “investor control” over the underlying Investment Options, then the Contract Owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present. The ruling goes on to state that whether a Contract Owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.
Surrenders and Partial Withdrawals
If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the Contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees may be treated as taxable withdrawals. Consult a tax advisor. Different rules apply for annuity payments and under Qualified Contracts. See “Annuity Payments” below.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the Contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the Contract” generally equals the amount of your non-deductible premium payments. In many cases, the “investment in the Contract” under a Qualified Contract can be zero.
The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:
•    paid on or after the taxpayer reaches age 59 1/2;
•    paid after an Owner dies;
•    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•    paid under an immediate maturity; or
•    which come from premium payments made prior to August 14, 1982.
Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.
Advisory Fees
Generally, we will not treat Advisory Fees deducted from your Contract Value as taxable withdrawals if certain conditions are met. The IRS has issued a series of private letter rulings (“PLRs”) concluding that the payment of investment advisor fees to an investment advisor out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from Non-Qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract and are not subject to the 10% early withdrawal tax by Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. In order to comply with the PLR, all of the following requirements must be met:
•    The Contract is designed for Contract Owners who will receive ongoing investment advice from an investment advisor who is appropriately licensed and in the business of providing investment advice;
•    The Contract Owner authorizes Advisory Fees to be paid periodically to the investment advisor from the Contract’s cash value;
•    The Advisory Fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•    The Advisory Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisory Fees relate;
•    The Advisory Fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•    While the fee agreement is in place, the Contract will be solely liable for the payment of Advisory Fees directly to the investment advisor;
•    The Contract Owner may not pay the Advisory Fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•    The investment advisor will not receive a commission for the sale of the Contract.
However, it is important to note that PLRs generally can be relied upon only by the taxpayers who obtained them and the IRS is not bound by this ruling with respect to your tax treatment under the Contract. In addition, it is unclear how an Advisory Fee in excess of the 1.5% limit will be treated by the IRS. We will report the amount of any Advisory Fee in excess of 1.5% to the IRS as a taxable distribution.
You should consult a tax adviser regarding the tax treatment of deducting Advisory Fees from your Contract Value and consider whether paying such Advisory Fees from a separate source is more appropriate for you.
Multiple Contracts
All non-qualified deferred annuity contracts that are issued by Midland National (or its affiliates) to the same Owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the Owner’s income when a taxable distribution occurs.
Withholding
Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability. The withholding rate varies according to the type of distribution and your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

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Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the Contract” on the Maturity Date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.
If, after Annuitization, annuity payments stop because an Annuitant has died, the excess (if any) of the “investment in the Contract” as of the Annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.
Partial Annuitization
If part of an annuity Contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract are intended to qualify for this “partial Annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Investment Income Surtax
Distributions from non-qualified annuity Contracts will be considered “investment income” for purposes of the investment income tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Definition of Spouse under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign Owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity Contract purchase.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of the Annuitant (only if the Owner is a non-natural person) or an Owner. Generally, such amounts should be includable in the income of the recipient:
•    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of Ownership or absolute assignment of a Contract, the designation of an Annuitant or Payee or other Beneficiary who is not also the Owner, the selection of certain Maturity Date, or a change of Annuitant, may result in certain income or gift tax

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consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.
Transfers of Non-Qualified Contracts for less than full and adequate consideration by the Owner at the time of such transfer, will trigger taxable income on the Gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Owner’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice
Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult with and rely on an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity Contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION
THE REGISTERED SEPARATE ACCOUNT
Registered Separate Account. The Midland National Life Separate Account C invests your premiums that are allocated to, and Contract Value that is transferred to, the Subaccounts. The Registered Separate Account was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.
We are the legal owner of all assets held in the Registered Separate Account and use the assets to support your Contract and other variable annuity Contracts. We may permit charges owed to us to stay in the Registered Separate Account. Thus, we may also participate proportionately in the Registered Separate Account. These accumulated amounts belong to us and we may transfer them from the Registered Separate Account to our General Account. The assets in the Registered Separate Account equal to the reserves and other liabilities of the Registered Separate Account may not be charged with liabilities arising out of our other business. The obligations under the Contracts are our obligations. The income, gains and losses (realized and unrealized) of the Registered Separate Account are credited to or charged against the Registered Separate Account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one Subaccount of the Registered Separate Account may be liable for claims relating to the operations of another Subaccount.
Our Right to Change How We Operate the Registered Separate Account.

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We have the right to modify how we operate the Registered Separate Account. In making any changes, we may not seek approval of Owners (unless approval is required by law). We have the right to:
•    add Investment Options to, or remove Investment Options from our Registered Separate Account;
•    combine two or more Subaccounts;
•    withdraw assets relating to our variable annuities from one Subaccount and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;
•    eliminate an Investment Portfolio’s shares and substitute shares of another Investment Portfolio or another open-end, registered investment company. This may happen if the Investment Portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the Investment Portfolio is inappropriate in view of the Registered Separate Account’s purposes. However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;
•    end the registration of our Registered Separate Account under the Investment Company Act of 1940;
•    operate our Registered Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and
•    operate our Registered Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.
If any changes are made that result in a material change to any Subaccount, then you will be notified. We may, for example, cause the Subaccount to invest in another mutual fund other than or in addition to the current Investment Portfolios.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
If you want to transfer the amount in a Subaccount that is changed as a result of a fund merger, substitution or liquidation, you may do so, without charge, by writing to our Customer Service Center.
THE NON-REGISTERED SEPARATE ACCOUNT
To support our obligations under the Cycle Investments we have established under the Iowa Insurance Law, and hold assets in, the “non-unitized” separate account. The income, gains and losses, realized or unrealized, from assets allocated to this separate account will be credited to or charged against the account, without regard to other income, gains or losses of the Company.
We are the sole owner of the assets of the Non-Registered Separate Account. We may invest and trade the assets of the Non-Registered Separate Account in any manner we choose. The only restrictions on our investments of the assets held in the Non-Registered Separate Account are those set forth by Iowa Insurance Laws. While we plan to invest the assets of the separate Account in a manner that generates a return that approximates the change in the applicable Index, subject to the Cap Rate and Participation Rate, the Floor Rate and Buffer Rate, all benefits payable are determined according to the applicable Cycle Investment Unit Value. The amounts payable under this Contract are determined by the Cycle Investment Unit Value, regardless of the performance of the assets held in the Non-Registered Separate Account. The Contract Owner does not participate in the performance of the assets held in the separate account.
We may, subject to applicable state law, transfer all assets allocated to the Non-Registered Separate Account to our General Account.
The separate account is not required to be registered, and is not registered, as an investment company under the Investment Company Act of 1940.
Our current plan is to invest Non-Registered Separate Account assets in fixed-income obligations, including but not limited to corporate bonds, mortgage-backed and asset-backed securities, government and agency issues and derivative contracts including but not limited to option contracts. We may also invest in interest rate swaps. Although the above generally describes our plan for investing the assets supporting our obligations under the Cycle Investments, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.
No Contract Owner participates in the investment results of any assets we hold in relation to the Cycle Investments.
While we hold assets in the Non-Registered Separate Account we have established under the Iowa Insurance Law to support our obligations under Cycle Investments, the Cycle Investments are General Account obligations.

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MODIFICATION TO THE CONTRACT
Upon notice to you, we may modify the Contract to:
(a)    permit the Contract or the Separate Accounts to comply with any applicable law or regulation issued by a government agency;
(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity Contracts;
(c)    reflect a change in the operation of the Separate Accounts; or
(d)    provide additional Investment Options.
In the event of such modifications, we will make an appropriate endorsement to the Contract.

ADMINISTRATIVE PROCEDURES
If you have any questions about your Contract or need to make changes, then contact your Advisor, or contact us at our Customer Service Center:

P.O. Box 9261
Des Moines, IA 50306-9261 (Regular Mail)
8300 Mills Civic Parkway
West Des Moines, IA 50266-3833 (Overnight Delivery)
Phone : (833) 492-0022 (toll-free)
Fax : (833) 492-0023 (toll-free)
You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday (Central Time), excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price. The procedures we follow for facsimile requests include a written confirmation sent directly to you and your Advisor following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Owners.
The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the Owner by name, social security number, date of birth of the Annuitant or an Owner, or other identifying information. We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of Owner identity) when the original signed request is not sent to our Customer Service Center. You bear those risks.
Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.
Change of Address Notification. To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses. We may also call you to verify the change of address.
DISTRIBUTION OF THE CONTRACT
We have entered into a distribution agreement with our affiliate, Sammons Financial Network for the distribution and sale of the Contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.
We pay compensation to Sammons Financial Network based on sales of the Contract up to 1.50% of the amount invested. Sammons Financial Network, in turn, may pay up to that full amount to affiliated and/or unaffiliated selling broker-dealers and other financial intermediaries with whom it has selling or other agreements. Sammons Financial Network may pay additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. Sammons Financial Network may also pay certain broker-dealers or other financial intermediaries’ compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such marketing allowance payments are made may include, but are not limited to, the preferred placement of Midland National, its affiliates services and products, including but not limited to placing the Contract on a company and/or selling broker-dealer product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the Contract Owners. Marketing allowance payments may be based on the amount of assets or purchase payments attributable to Contracts sold through a selling broker-dealer or such payments may be a fixed amount.

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Sammons Financial Network may also make fixed marketing allowance payments to selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product, including training and education. These payments may serve as an incentive for selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our and our affiliates’ products and services Sammons Financial Network may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Marketing allowances and compensation enhancements are made out of Sammons Financial Network’s assets. Not all selling broker-dealers receive marketing allowance payments or compensation enhancements.
In addition, Sammons Financial Network may offer sales incentive programs to financial professionals who meet specified total production levels for the sale of both affiliated and unaffiliated products which provide cash and non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.
The amount and structure of the foregoing compensation arrangements create potential conflicts of interest for the recipient insofar as they create financial incentives that may influence the recipient selling broker-dealer or financial professional to present this Contract over other investment alternatives. Selling broker-dealers are expected to disclose and eliminate or mitigate such conflicts in accordance with applicable regulatory requirements.
We do not pay commissions to financial intermediaries (i.e., Advisors) who receive Advisory Fees from Contract Owners. Your Advisor receives compensation in connection with the Contract in the form of those Advisory Fees.
Although we take all of our costs into account in establishing the level of fees and expenses in our products, any compensation paid by us to Sammons Financial Network will not result in any separate charge under the Contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.
LEGAL PROCEEDINGS
Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Registered Separate Account, on the ability of Sammons Financial Network, LLC (“Sammons Financial Network”) to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the contract.
FINANCIAL STATEMENTS
The consolidated financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company are included in the Statement of Additional Information. Instructions on how to obtain the Statement of Additional Information are included on the back cover page.
PORTFOLIO VOTING RIGHTS
We invest the assets of our Registered Separate Account in shares of the Investment Portfolios. Midland National is the legal Owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
•    to elect the Funds’ or Trust’s Board of Directors/Trustees,
•    to ratify the selection of independent auditors for the Investment Portfolios,
•    on any other matters described in the Investment Portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
•    in some cases, to change the investment objectives and Contracts.
Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Investment Portfolio in our own right or to restrict Owner voting, then we may do so.
Fund companies determine if and how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions. The Investment Portfolios are not required to and generally do not hold a meeting in any given year.
If we do not receive instructions in time from all Owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that Investment Portfolio. We currently intend to vote any Investment Portfolio shares that we and our affiliates alone are entitled to vote in the same proportions that Owners vote. The effect of this proportional voting is that a small number of Owners may control the outcome of a vote.
How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Investment Portfolios in which your Accumulation Value has been invested. We determine your voting shares in each Investment Option by dividing the amount of your Accumulation Value allocated to that Subaccount by the net asset value of one share of the corresponding Investment Portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

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If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the Investment Portfolio’s adviser or the investment adviser Contracts of the portfolios.
Voting Privileges of Participants in Other Companies
Other insurance companies own shares in the Investment Portfolios to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any Investment Portfolio action, then we will see that appropriate action is taken to protect our Owners. If we ever believe that any of the Investment Portfolios are so large as to materially impair its investment performance, then we will consider exercising our right to remove or close the investing Subaccount.
Suitability of the Contract
Because of the fees and expenses and possible loss of principal and earnings from prior periods, the Contracts are not appropriate for short-term investment. In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the Contract is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the lifetime annuity payments make the Contract appropriate for their purposes. Before purchasing a Contract, you should obtain competent tax advice and financial advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.
This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.
Other Products
We may offer other variable annuity contracts through our Registered Separate Account that also invest in some of the same portfolios. These annuity contracts may have different charges and may offer different benefits. We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs. To obtain more information about these annuity contracts, contact your Advisor, or call us at (866) 747-3421.
Electronic Delivery
You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at https://www.midlandnational.com/oakeliteadv or by writing us at our mailing address P.O. Box 9261, Des Moines, IA 50306-9261 or by telephone at (833) 492-0022.
Reports to Owners
We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract Value, Surrender Value, and the Death Benefit as of the end of the Calendar Quarter. The report will also show the allocation of your Contract Value and reflects amounts deducted since the last report.
Confirmation notices will be sent to you and your Advisor for premiums, partial withdrawals, surrenders, transfers of amounts between Investment Options and certain other financial transactions within 5 Business Days of processing.
You should promptly notify our Customer Service Center of any errors or discrepancies. We will review and correct any errors.
Unless you specifically request paper copies, we will make semi-annual reports with financial information on the portfolios available on a website. Each time a report is posted, we will send you a notice that includes a link to the report.
Assigning Your Contract
In general, you may assign your rights in a Non-Qualified Contract, however, we reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. You must send a copy of the assignment to our Customer Service Center. The assignment does not take effect until we accept and approve it. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment. An absolute assignment is a change of Ownership. There may be tax consequences.
This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market.
Exemption from Exchange Act Reporting

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We are relying on the exemption provided by Rule 12h-7 under the 1934 Act. In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the 1934 Act.
Payment of Contract Proceeds
We will generally pay any Death Benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in Good Order at our Customer Service Center.
We may delay payment or transfers for one or more of the following reasons:
•    We cannot determine the amount of the payment,
•    the New York Stock Exchange is closed,
•    trading in securities has been restricted by the SEC,
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an Investment Option,
•    The SEC by order permits us to delay payment to protect our Owners, or
•    Your premium check(s) have not cleared your bank.
If, pursuant to SEC rules, any Investment Portfolio suspends payment of redemption proceeds including, in the case of a money market fund Subaccount (which is the Subaccount used as the Default Account), in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or Death Benefits from the corresponding Subaccount until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an Owner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals (including Lifetime Payments under a GLWB Rider), surrenders, or Death Benefits, make transfers, or continue making annuity payments. If a Contract or Investment Option is frozen, the applicable Contract Value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to the government agencies and departments.

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APPENDIX A –INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
PORTFOLIO COMPANIES
The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at https://www.midlandnational.com/oakeliteadv. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2023)
Type / Investment Objective	Portfolio Company and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Insurance Moderate Allocation	American Funds IS® Asset Allocation 4	0.80	26.26	9.19	8.14
	Capital Research and Management Company
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth 4	0.91	31.42	12.79	10.95
	Capital Research and Management Company
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	48.86	20.12	17.92
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc VC	0.85	7.78	1.78
	Lord, Abbett & Co LLC
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv	0.94	10.00	2.64	2.28
	Pacific Investment Management Company, LLC
US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv	0.76	5.69	2.44	2.10
	Pacific Investment Management Company, LLC
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2	0.52	4.97	2.02	1.34
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd

CYCLE INVESTMENTS
The following is a list of Cycle Investments currently available under the Contract. We may change the features of the Cycle Investments listed below (including the Index and the current limits on Index gains), offer new Cycle Investments and terminate existing Cycle Investments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.midlandnational.com/oakeliteadv.
Note: If amounts are removed from a Cycle Investment before the end of its Cycle Term, we will apply an adjustment based on the Fair Value of the Cycle Investment. This may result in a significant reduction in your Cycle Investment Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Cycle Term.
See THE CYCLE INVESTMENT OPTIONS - Features of a Cycle Investment in the prospectus for a description of the features of the Cycle Investments. See THE CYCLE INVESTMENT OPTIONS - Valuation of a Cycle Investment in the prospectus for more information about adjustments for Fair Value.

Index	Type of Index	Cycle Term	Current Limit on Index Loss (if held until end of Cycle Term)	Minimum Limit on Index Gain (for the life of the Cycle Investment)
S&P 500® Price Return Index1	U.S. Large Cap Equities	1 Year	-10% Buffer	5.0% Cap Rate

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S&P 500® Price Return Index1	U.S. Large Cap Equities	1 Year	-10% Buffer	10.0% Participation Rate
S&P 500® Price Return Index1	U.S. Large Cap Equities	1 Year	-10% Floor	2.5% Cap Rate
S&P 500® Price Return Index1	U.S. Large Cap Equities	3 Year	-10% Buffer	5.0% Cap Rate
S&P 500® Price Return Index1	U.S. Large Cap Equities	3 Year	-10% Floor	2.5% Cap Rate
S&P 500® Price Return Index1	U.S. Large Cap Equities	6 Year	-10% Buffer	12.5% Cap Rate & 10.0% Participation Rate
S&P 500® Price Return Index1, 2	U.S. Large Cap Equities	6 Year	-20% Buffer	10.0% Cap Rate & 10.0% Participation Rate
S&P 500® Price Return Index1	U.S. Large Cap Equities	6 Year	-30% Buffer	7.5% Cap Rate & 5.00% Participation Rate
MSCI EAFE (Price Return Index1	International Equities	1 Year	-10% Buffer	5.0% Cap Rate
MSCI EAFE (Price Return Index1	International Equities	1 Year	-10% Buffer	10.0% Participation Rate
MSCI EAFE (Price Return Index1	International Equities	6 Year	-10% Buffer	12.5% Cap Rate & 10.0% Participation Rate
DFA Equity Core Plus Index2	Diversified Equities	1 Year	-10% Buffer	5.0% Cap Rate
DFA Equity Core Plus Index2	Diversified Equities	6 Year	-10% Buffer	12.5% Cap Rate & 10.0% Participation Rate
DFA Equity Core Plus Index2	Diversified Equities	6 Year	-20% Buffer	10.0% Cap Rate & 10.0% Participation Rate
DFA Equity Core Plus Index2	Diversified Equities	6 Year	-30% Buffer	7.5% Cap Rate & 5.00% Participation Rate
1This Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
2This Index reflects the deductions of both the current effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. These deductions will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Each Cycle Investment’s limit on Index losses is guaranteed not to change for so long as that Cycle Investment remains available under the Contract. However, we reserve the right to add and remove Cycle Investments as available investment options. As such, the limits on Index loss offered under the Contract may change from one Cycle Term to the next. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses.
We guarantee that we will never offer a Cycle Investment with a Cap Rate below 2.5 % and/or a Participation Rate below 10% for the life of your Contract. We reserve the right to offer Indexed Interest Crediting Strategies with different types of limits on Index gains.

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APPENDIX B – STATE VARIATIONS
The prospectus provides a general description of the Contract, but your state of issue may provide different features from those described in the body of the prospectus. As of the date of this prospectus, there are no material state variations. Several states are still pending approval.

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APPENDIX C – INDEX DISCLAIMERS
The Cycle Investments track certain Securities Indices that are published by third parties. Midland National uses these Securities Indices under license from the Indices’ respective publishers. The following information about the Indices is included in this Prospectus in accordance with Midland National’s license agreements with the publishers of the Indices:
THE STANDARD & POOR’S 500® COMPOSITE STOCK PRICE INDEX
This Index does not include dividends paid by the underlying companies.
The “S&P 500®” is a product of S&P Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Midland National Life Insurance Company (“Midland National” or “the Company”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Company. The Product is not sponsored, endorsed, sold or promoted by SPDJI, S&P, or any of their respective affiliates (collectively, “S&P Indices”). S&P Indices does not make any representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in this Product particularly or the ability of these Indices to track general market performance. S&P Indices only relationship to Midland National with respect to these Indices is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Indices without regard to Midland National or the Product. S&P Indices has no obligation to take the needs of the Company or the owners of this Product into consideration in determining, composing or calculating these Indices. S&P Indices is not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of this Product or in the determination or calculation of the equation by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Indices has no obligation or liability in connection with the administration, marketing or trading of the Product. There is no assurance that investment products based on these Indices will accurately track index performance or provide positive investment returns. S&P Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THESE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MIDLAND NATIONAL, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR AGREEMENTS BETWEEN S&P INDICES AND THE COMPANY, OTHER THAN THE LICENSORS OF S&P INDICES
MSCI EAFE Price Return Index
MSCI EAFE Price Return Index is an unmanaged index that measures the equity market performance of 22 developed market country indices located in Europe, Australasia, and the Far East. It is not available for direct investment. The Product referred to herein is not sponsored, endorsed or promoted by MSCI, and MSCI bears no liability with respect to any such Product or any index on which such Product is based. The Prospectus contains a more detailed description of the limited relationship MSCI has with Midland National Life Insurance Company and any related funds.
Dimensional US Equity Core Plus Index
The Dimensional US Equity Core Plus Index (the “Index”) is sponsored and published by Dimensional Fund Advisors LP (“Dimensional”). References to Dimensional include its respective directors, officers, employees, representatives, delegates or agents. The use of “Dimensional” in the name of the Index and the related stylized mark(s) are service marks of Dimensional and have been licensed for use by Sammons Financial Group, Inc. (“Sammons”). Sammons has entered into a license agreement with Dimensional providing for the right to use the Index and related trademarks in connection with the Oak Elite Advisory Registered Index-Linked Variable Annuity (the “Financial Product”). The Financial Product is not sponsored, endorsed, sold or promoted by Dimensional, and Dimensional makes no representation regarding the advisability of the purchase of such Financial Product. Dimensional has no responsibilities, obligations or duties to purchasers of the Financial Product, nor does Dimensional make any express or implied warranties, including, but not limited to, any warranties of merchantability or fitness for a particular purpose or use with respect to the Index, or as to results to be obtained by the Financial Product or any other person or entity from the use of the Index, trading based on the Index, the levels of the Index at any particular time on any particular date, or any data included therein, either in connection with the Financial Product or for any other use. Dimensional has no obligation or liability in connection with the administration, marketing or selling of the Financial Product. Dimensional receives compensation in connection with the management of the Index components and such compensation may increase as a result of investment in the ETFs based on the Index, including in connection with the Financial Product. Dimensional is not providing any investment, tax or financial advice to any person by virtue of publication of the Index, and has no obligation to and will not take into account the tax status, investment goals or other characteristics of any such

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person in its publication of the Index. Inclusion of a security or financial instrument within the Index is not a recommendation by Dimensional to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.
In certain circumstances, Dimensional may suspend or terminate the Index. Dimensional has appointed a third-party agent (the “Index Calculation Agent”) to calculate and maintain the Index. While Dimensional is responsible for the operation of the Index, certain aspects have thus been outsourced to the Index Calculation Agent. Dimensional does not guarantee the accuracy, timeliness or completeness of the Index, or any data included therein or the calculation thereof or any communications with respect thereto. Dimensional has no liability for any errors, omissions or interruptions of the Index or in connection with its use. In no event shall Dimensional have any liability of whatever nature for any losses, damages, costs, claims and expenses (including any special, punitive, direct, indirect or consequential damages (including lost profits)) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages. Dimensional has provided Sammons with all material information related to the Index methodology and the maintenance, operation and calculation of the Index. Dimensional makes no representation with respect to the completeness of information related to the Index provided by Sammons in connection with the offer or sale of any Financial Product. Dimensional acts as principal and not as agent or fiduciary of any other person. Dimensional has not published or approved this document, nor does Dimensional accept any responsibility for its contents or use. Dimensional has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Financial Product and this document.

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APPENDIX D – SUPERSEDED RATE SHEET SUPPLEMENT INFORMATION
There are currently no superseded Rate Sheet Supplements.

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The Statement of Additional Information (SAI) can provide you with more detailed information about the Contract, Midland National Life Insurance Company and the Midland National Life Separate Account C, including more information about commissions and distribution expenses. For more information about the Contract and/or a free copy of the SAI or prospectus, contact your Advisor or our Customer Service Center at:

Sammons Retirement Solutions
P.O. Box 9261
Des Moines, IA 50306-9261 (Regular Mail)

Sammons Retirement Solutions
8300 Mills Civic Parkway
West Des Moines, IA 50266-3833 (Overnight Mail)
Phone: (866) 747-3421
Facsimile: (866) 511-7038

Reports and other information about Midland National Life Insurance Company and Midland National Life Separate Account C are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may obtain copies of this information, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.

Dealer Prospectus Delivery Obligations:
All dealers that effect transactions in these securities are required to deliver a prospectus.
EDGAR Contract Identifier Nos. C000235591; C000256075

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STATEMENT OF ADDITIONAL INFORMATION FOR THE
OAK ELITE ADVISORY REGISTERED INDEX-LINKED AND VARIABLE ANNUITY CONTRACT
Flexible Premium Deferred Index-Linked Variable Annuity Contract

Issued by
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)
Our Customer Service Center:

P.O. Box 9261
Des Moines, IA 50306-9261
(866) 747-3421

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Midland Advisory Flexible Premium Index-Linked and Variable Annuity Contract (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated January 14, 2025 by contacting us at our Customer Service Center using the above address and phone number. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the Investment Portfolios currently available in the contract.

Dated January 14, 2025

REGISTERED SEPARATE ACCOUNT AND THE COMPANY
The insurance company, Midland National Life Insurance Company, is a stock life insurance company. It was organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. We are engaged in a broad range of insurance and insurance-related activities.
Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Registered Separate Account, Separate Account C, was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 as a unit investment trust.
SERVICES
Midland National keeps the assets of the Midland National Life Separate Accounts and holds all funds of the Separate Account. Midland National maintains the proceeds of shares of the underlying Investment Options purchased and sold through the Midland National Life Separate Accounts. Financial statements of each Investment Option within Midland National Life Separate Account C and Midland National Life Insurance Company are prepared by PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

THE CONTRACT
ENTIRE CONTRACT
The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.
CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.
We may change the contract without your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.
INCONTESTABILITY
We will not contest the contract.
MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.
Any underpayments made by us will be paid to the payee. Any overpayments made by us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.
NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.
CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable based on the assets in the Registered Separate Account under the contract to a beneficiary or payee are subject to the claims of creditors.
MINIMUM BENEFITS
The annuity payments, Surrender Value and Death Benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to you. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:
1)    Any assignee of record with us;
2)    Any irrevocable beneficiary; and
3)    Any restricted ownership.
We must receive written notice informing us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, we are not liable for payments made by us before we record the written notice. A change of owner may have adverse tax consequences.
ACCUMULATION UNIT VALUE
We determine Accumulation Unit Values for each Subaccount of our Registered Separate Account at the end of each Valuation Period. The Accumulation Unit Value for each Subaccount was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that Subaccount on that Business Day.
We determine the net investment factor for each Subaccount every Valuation Period by taking a) divided by b) minus c) where:
a)    Is the total of:
1)    The net asset value per share at the end of the current Valuation Period; plus
2)    Any dividend or capital gains per share reinvested during the current Valuation Period; plus
3)    Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.
b)    Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.
c)    Is the Separate Account Annual Expenses for each day in the current Valuation Period.
We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the Investment Portfolios, and also for any charges.
ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Options.
 ADJUSTED HISTORICAL PERFORMANCE DATA
Midland National may also disclose adjusted historical performance data for an Subaccount for periods before the Subaccount commenced operations, based on the assumption that the Subaccount was in existence before it actually was, and that the Subaccount had been invested in a particular Investment Portfolio that was in existence prior to the Subaccount’s commencement of operations. The Investment Portfolio used for these calculations will be the actual Investment Portfolio that the Subaccount will invest in.
Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable Investment Portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable Investment Portfolio to get the value in the Subaccount. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the Subaccount is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).
FEDERAL TAX MATTERS
TAX-FREE EXCHANGES (SECTION 1035)
Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between non-qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.
REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other rules may apply to qualified contracts.
NON-NATURAL PERSON OWNERS
If a non-natural person (e.g., a corporation or a trust) owns a non-qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.
There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.
DIVERSIFICATION REQUIREMENTS
The Code requires that the investments of each Subaccount of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Subaccount, through the fund company in which it invests, will satisfy these diversification requirements.
OWNER CONTROL
In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.
TAXATION OF QUALIFIED CONTRACTS
The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Setting Every Community Up for Retirement Enhancement Act of 2019 and 2022 (collectively, the “Secure Act”) made changes to the required minimum distribution rules. Under the Secure Act, the age on which required minimum distributions generally must begin is based on the individual’s applicable age. If the individual attains (1) age 70 1/2 before 2020, the applicable age is 70 1/2; (2) age

72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The Secure Act also provides that for qualified contract owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. This rule applies regardless of whether required minimum distributions have begun.
 DISTRIBUTION OF THE CONTRACTS
The contracts will be offered on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.
Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Financial Network offers the contracts through its registered representatives. Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.
We intend to pay a distribution allowance to Sammons Financial Network of 1.50% of total premiums received on Midland Advisory RILA.
Sammons Financial Network or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.
We and/or Sammons Financial Network may pay certain selling firms additional amounts for:
•    participation in their marketing programs, which may include marketing services and increased access to their sales representatives;
•    sales promotions relating to the contracts;
•    costs associated with sales conferences and educational seminars for their sales representatives; and
•    other sales expenses incurred by them.
We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.
We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

We do not pay commissions to financial intermediaries (i.e., Advisors) who receive Advisory Fees from Contract Owners. Your Advisor receives compensation in connection with the Contract in the form of those Advisory Fees.
SAFEKEEPING OF ACCOUNT ASSETS
Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of Investment Portfolio shares held by each of the Subaccounts.
STATE REGULATION
Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.
RECORDS AND REPORTS
All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FAIR VALUE FORMULAS FOR CYCLE INVESTMENTS
We compute the Cycle Investment Unit Value using the Fair Value.
For Cycle Investments with a Cap Rate Crediting Type. The Cycle Business Day’s Cycle Investment Unit Value will equal the Fair Value per Cycle Values outstanding.
The Cycle Business Day Fair Value per Cycle Units outstanding equals the Cycle’s Fair Value divided by the total number of Cycle Investment Units outstanding, each as of that day.
The Floor Rate and the Buffer Rate do not apply during the Cycle Term prior to the Cycle End Date. Thus, there is no protection against any decrease in value of the Cycle Investment for withdrawals during the Cycle Term prior to the Cycle End Date.
Reporting. For each Cycle Investment in which you invest, we will make electronically available to you on each Cycle Business Day (i) the number of Cycle Investment Units credited to your Cycle Investment(s) and (ii) the Cycle Investment Unit Value on the Business Day preceding the Cycle Business Day.
At least once each year, we will send you a report containing information required by applicable state law and the following:
1)    The beginning date and end date for the reporting period;
2)    For each Cycle Investment in which you invested during the reporting period;
a)    The Start Date, Cycle Term, Floor Rate or Buffer Rate, Cap Rate or Participation Rate, and the value of the Index on the Start Date, and if there was a Cycle End Date, the value of the Index on the Cycle End Date;
b)    The number of Cycle Investment Units credited to the Contract (i) at the beginning of the reporting period, and (ii) on the Cycle Business Day immediately prior to the date of the report;
c)    The number of Cycle Investment Units redeemed and the Cycle Investment Unit Value in connection with each withdrawal made during the current reporting period;
d)    The Cycle Investment Unit Value (i) at the beginning of the reporting period, and (ii) on the Cycle Business Day immediately prior to the date of the report;
3)    The Index price for each Cycle Investment on the Start Date and, at the end of the current report period.
We have contracted with S&P Global Market Intelligence, an independent analytics firm, to be the Fair Value Calculation Agent to compute the Fair Value of a Cycle Investment Unit each Business Day during a Cycle Term. The Fair Value reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term subject to the Cap Rate/Participation Rate and subject to the Floor Rate /Buffer Rate. The Fair Value is based on a variety of factors considered by the Fair Value Calculation Agent, which include the change in the Index Value from the Cycle Start Date, volatility of the Index, changes in prevailing interest rates, dividend yield on the index, changes in index level, and the time remaining until the Cycle End Date. The Fair Value is determined using a formula which is based on the economic value of a hypothetical investments at the time of the valuation designed to match the Cycle Investment Value at the Cycle End Date.
The value of each of these financial instruments is determined by the Fair Value Calculation Agent using standard financial industry calculations. The call and put options are all valued using the Black-Scholes option valuation formula. The value of the zero-coupon bond is determined by a present value of the maturity value at a bond discount rate proxy for the appropriate credit rate (currently SOFR plus a spread). For the derivatives valuation we use a proxy risk-free interest rate (currently SOFR Rates).
Calculation of Fair Value for Cycle Investments with a Floor Rate and a Cap Rate:
The Fair Value Calculation Agent uses five hypothetical financial instruments to determine the Fair Value of a Cycle Investment during the Cycle Term. These hypothetical financial instruments are constructed to produce a return equal to the proceeds payable on a Cycle Investment on its Cycle End Date.
These financial instruments are:
1)    A zero-coupon bond with a maturity date equal to the Cycle End Date, plus;
2)    An at-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
3)    An at-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
4)    An out-of-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Cap Rate), plus;
5)    An out-of-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Floor Rate (which is a negative number)).
The formulas for the above components are:
1)    Zero coupon bond = (Maturity Value) / [(1 + d)^T]

Whereas; d = the discount rate for the term T (prevailing risk free rate, SOFR rate plus a spread, for term T) and T = time until Cycle End Date
2)    Black-Scholes formula for a call option = Ste-yTN(d1) – Ke-rTN(d2);
where d1 = [ln(St/K) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an at-the-money call option on the Index that reflects the moneyness and term T at the time of the valuation
3)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1);
where d1 = [ln(St/K) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an at-the-money put option on the Index that reflects the moneyness and term T at the time of the valuation
4)    Black-Scholes formula for a call option = Ste-yTN(d1) – Ke-rTN(d2);
where d1 = [ln(St/K) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 + Cap Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money call option by the amount of the Cap Rate on the Index that reflects the moneyness and term T at the time of the valuation
5)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1);
where d1 = [ln(St/K) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1- Floor Rate)
N(x) = is cumulative probability function for the standard normal distribution

r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money put option by the amount of the Floor Rate on the Index that reflects the moneyness and term T at the time of the valuation
Calculation of Fair Value for Cycle Investments with a Buffer Rate and a Cap Rate:
The Fair Value Calculation Agent uses four hypothetical financial instruments to determine the Fair Value of a Cycle Investment during the Cycle Term. These hypothetical financial instruments are constructed to produce a return equal to the proceeds payable on a Cycle Investment on its Cycle End Date. These financial instruments are:
1)    A zero-coupon bond with a maturity date equal to the Cycle End Date, plus;
2)    An at-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
3)    An out-of-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Cap Rate), less;
4)    An out-of-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Buffer Rate (which is a negative number)).
The formulas for the above components are:
1)    Zero coupon bond = (Maturity Value) / [(1 + d)^T]
Whereas; d = the discount rate for term T (prevailing risk free rate, SOFR rate plus a spread, for term T) and T = time until Cycle End Date
2)    Black-Scholes formula for a call option = Ste-yTN(d1) – Ke-rTN(d2);
where d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an at-the-money call option on the Index that reflects the moneyness and term T at the time of the valuation
3)    Black-Scholes formula for a call option = Ste-yTN(d1) – Ke-rTN(d2);
where d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 + Cap Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money call option by the amount of the Cap Rate on the Index that reflects the moneyness and term T at the time of the valuation
4)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1); where
d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T

Below are the inputs to calculate the out-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 – Buffer Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money put option by the amount of the Buffer Rate on the Index that reflects the moneyness and term T at the time of the valuation
Calculation of Fair Value for Cycle Investments with a Buffer Rate and a Participation Rate:
The Fair Value Calculation Agent uses three hypothetical financial instruments to determine the Fair Value of a Cycle Investment during the Cycle Term. These hypothetical financial instruments are constructed to produce a return equal to the proceeds payable on a Cycle Investment on its Cycle End Date. These financial instruments are:
1)    A zero-coupon bond with a maturity date equal to the Cycle End Date, plus;
2)    An at-the-money call option for an amount equal to the Participation Rate. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
3)    An out-of-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Buffer Rate (which is a negative number)).
The formulas for the above components are:
1)    Zero coupon bond = (Maturity Value) / [(1 + d)^T]
Whereas; d = the discount rate for term T (prevailing risk free rate, SOFR rate plus spread, for term T) and T = time until Cycle End Date
2)    Black-Scholes formula for a call option times the Participation Rate = (Ste-yTN(d1) – Ke-rTN(d2)) * Participation Rate;
where d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividen yield
T = time until Cycle End Date
σ = volatility of an at-the-money call option on the Index that reflects the moneyness and term T at the time of the valuation
3)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1);
where d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 – Buffer Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money put option by the amount of the Buffer Rate on the Index that reflects the moneyness and term T at the time of the valuation

Calculation of Fair Value for Cycle Investments with a Buffer Rate, a Cap Rate, and a Participation Rate:
For these cycles both a Cap Rate and a Par Rate will be declared. Depending on market conditions the Participation Rate will be set at 100% and the Cap Rate will not be unlimited or the Cap Rate will be unlimited and the Participation Rate will be set at a value greater than 100%.
Cap Rate is unlimited and Participation Rate is greater than 100%
The Fair Value Calculation Agent uses three hypothetical financial instruments to determine the Fair Value of a Cycle Investment during the Cycle Term. These hypothetical financial instruments are constructed to produce a return equal to the proceeds payable on a Cycle Investment on its Cycle End Date. These financial instruments are:
1)    A zero-coupon bond with a maturity date equal to the Cycle End Date, plus;
2)    An at-the-money call option for an amount equal to the Participation Rate. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
3)    An out-of-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Buffer Rate (which is a negative number)).
The formulas for the above components are:
1)    Zero coupon bond = (Maturity Value) / [(1 + d)^T]
Whereas; d = the discount rate for term T (prevailing risk free rate, SOFR rate, for term T) and T = time until Cycle End Date
2)    Black-Scholes formula for a call option times the Participation Rate = (Ste-yTN(d1) – Ke-rTN(d2)) * Participation Rate; where
d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield for the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an at-the-money call option on the Index that reflects the moneyness and term T at the time of the valuation
3)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1);
where d1 = [ln(St/k) + (r- y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 – Buffer Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money put option by the amount of the Buffer Rate on the Index that reflects the moneyness and term T at the time of the valuation
Participation Rate is 100% and the Cap Rate is not unlimited
The Fair Value Calculation Agent uses four hypothetical financial instruments to determine the Fair Value of a Cycle Investment during the Cycle Term. These hypothetical financial instruments are constructed to produce a return equal to the proceeds payable on a Cycle Investment on its Cycle End Date. These financial instruments are:
1)    A zero-coupon bond with a maturity date equal to the Cycle End Date, plus;

2)    An at-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date, less;
3)    An out-of-the-money call option. This is an option to buy a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Cap Rate), less:
4)    An out-of-the-money put option. This is an option to sell a position in the Index on the Cycle End Date at a strike price equal to the price of the Index on the Cycle Start Date times (1 + Buffer Rate (which is a negative number)).
The formulas for the above components are:
1)    Zero coupon bond = (Maturity Value) / [(1 + d)^T]
Whereas; d = the discount rate for term T (prevailing risk free rate, SOFR rate, for term T) and T = time until Cycle End Date
2)    Black-Scholes formula for a call option = Ste-yTN(d1) – Ke-rTN(d2);
where d1 = [ln(St/k) + (r - y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the at-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money call option by the amount of the Buffer Rate on the Index that reflects the moneyness and term T at the time of the valuation
3)    Black-Scholes formula for a call option = (Ste-yTN(d1) – Ke-rTN(d2)); where
d1 = [ln(St/k) + (r- y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money call option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 + Cap Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money call option by the amount of the Cap Rate on the Index that reflects the moneyness and term T at the time of the valuation
4)    Black-Scholes formula for a put option = Ke-rTN(-d2) – Ste-yTN(-d1);
where d1 = [ln(St/k) + (r- y + σ2/2)T] / σ√T
d2 = d1 – σ√T
Below are the inputs to calculate the out-of-the-money put option:
St = the Index level at the time of the valuation
S0 = the starting Index level
K= strike price which is equal to S0(1 – Buffer Rate)
N(x) = is cumulative probability function for the standard normal distribution
r = risk free rate for term T less the annual dividend yield on the Index
y = dividend yield
T = time until Cycle End Date
σ = volatility of an out-the-money put option by the amount of the Buffer Rate on the Index that reflects the moneyness and term T at the time of the valuation

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	6-Year Cycle; -10% Floor	6-Year Cycle; -10% Floor
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	12	66
Cap Rate	70%	70%
Time to End Date (in months)	60	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.51	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.31	$0.00
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$3.21	$3.88
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.54	$2.90
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$8.15	$8.86

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.51	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.49	$0.21
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$1.58	$1.11
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.06	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$1.18	$0.50
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$9.55	$9.44

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.51	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$2.74	$1.29
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.95	$0.21
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.27	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.70	$0.06
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.73	$10.99

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.51	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$5.04	$4.07
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.44	$0.00
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$1.12	$0.02
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.32	$0.00
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$12.31	$13.89
Input Values used above as follows
Bond discount rate	3.28%	3.28%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
ATM Put volatility	20.46%	20.46%
OTM Call volatility	13.97%	13.97%
OTM Put volatility	21.59%	21.59%

Examples Fair Value Per Cycle Investment Unit: 3-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	3-Year Cycle; -10% Floor	3-Year Cycle; -10% Floor
Cycle Term (in months)	36	36
Valuation Date (months since Cycle Start Date)	12	30
Cap Rate	30%	30%
Time to End Date (in months)	24	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.36	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.03	$0.00
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$3.55	$3.88
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.68	$2.89
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$8.52	$8.85

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.36	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.67	$0.16
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$1.26	$1.06
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.03	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.82	$0.46
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$9.55	$9.40

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.36	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.85	$1.25
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.50	$0.16
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.32	$0.02
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.30	$0.04
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.70	$10.95

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.36	$9.84
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$4.37	$4.07
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.10	$0.00
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$1.87	$1.25
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.06	$0.00
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$11.83	$12.66

Input Values used above as follows
Bond discount rate	3.34%	3.34%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.31%	3.31%
ATM Call volatility	18.32%	18.32%
ATM Put volatility	18.32%	18.32%
OTM Call volatility	13.26%	13.26%
OTM Put volatility	20.19%	20.19%

Examples Fair Value Per Cycle Investment Unit: 1-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	1-Year Cycle; -10% Floor	1-Year Cycle; -10% Floor
Cycle Term (in months)	12	12
Valuation Date (months since Cycle Start Date)	2	10
Cap Rate	12%	12%
Time to End Date (in months)	10	2

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.72	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.00	$0.00
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$3.75	$3.95
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.79	$2.96
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$8.76	$8.95

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.72	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.25	$0.02
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$1.03	$0.97
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.02	$0.00
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.56	$0.28
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$9.47	$9.26

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.72	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.39	$1.06
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.19	$0.02
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.53	$0.16
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.10	$0.00
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.48	$10.82

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.72	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$4.17	$4.03
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$3.01	$2.84
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.00	$0.00
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.88	$11.14

Input Values used above as follows
Bond discount rate	3.48%	3.48%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.86%	3.86%
ATM Call volatility	16.44%	16.44%
ATM Put volatility	16.44%	16.44%
OTM Call volatility	12.96%	12.96%
OTM Put volatility	20.14%	20.14%

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -10% Buffer, Cap Rate with Participation Crediting Type.

Component	6-Year Cycle; -10% Buffer	6-Year Cycle; -10% Buffer
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	12	66
Participation Rate	110%	110%
Cap Rate	Unlimited	Unlimited
Time to End Date (in months)	60	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.71	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$0.34	$0.00
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.54	$2.90
4) Fair Value {1) + 2) - 3)}	$6.51	$6.96

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.71	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$1.64	$0.23
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$1.18	$0.50
4) Fair Value {1) + 2) - 3)}	$9.16	$9.59

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.71	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$3.02	$1.42
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.70	$0.06
4) Fair Value {1) + 2) - 3)}	$11.02	$11.23

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.71	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$5.55	$4.48
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.32	$0.00
4) Fair Value {1) + 2) - 3)}	$13.93	$14.34

Input Values used above as follows
Bond discount rate	2.81%	2.81%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
OTM Put volatility	21.59%	21.59%

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -10% Buffer, Cap Rate with Participation Rate Crediting Type.

Component	6-Year Cycle; -10% Buffer	6-Year Cycle; -10% Buffer
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	12	66
Participation Rate	100%	100%
Cap Rate	250%	250%
Time to End Date (in months)	60	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.90	$9.88
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.31	$0.00
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.54	$2.90
5) Fair Value {1) + 2) - 3) - 4)}	$6.67	$6.99

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.90	$9.88
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.49	$0.21
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$1.18	$0.50
5) Fair Value {1) + 2) - 3) - 4)}	$9.21	$9.59

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.90	$9.88
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$2.74	$1.29
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.70	$0.06
5) Fair Value {1) + 2) - 3) - 4)}	$10.94	$11.12

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.90	$9.88
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$5.04	$4.07
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.32	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$13.62	$13.96

Input Values used above as follows
Bond discount rate	2.36%	2.36%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
OTM Call volatility	5.23%	5.23%
OTM Put volatility	21.59%	21.59%

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -20% Buffer, Cap Rate with Participation Rate Crediting Type.

Component	6-Year Cycle; -20% Buffer	6-Year Cycle; -20% Buffer
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	12	66
Participation Rate	100%	100%
Cap Rate	200%	200%
Time to End Date (in months)	60	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.68	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.31	$0.00
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$1.93	$1.93
5) Fair Value {1) + 2) - 3) - 4)}	$7.06	$7.93

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.68	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.49	$0.21
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.85	$0.17
5) Fair Value {1) + 2) - 3) - 4)}	$9.32	$9.90

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.68	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$2.74	$1.29
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.49	$0.01
5) Fair Value {1) + 2) - 3) - 4)}	$10.93	$11.14

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.68	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$5.04	$4.07
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.22	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$13.50	$13.93

Input Values used above as follows
Bond discount rate	2.87%	2.87%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
OTM Call volatility	6.87%	6.87%
OTM Put volatility	22.80%	22.80%

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -30% Buffer, Cap Rate with Participation Crediting Type.

Component	6-Year Cycle; -30% Buffer	6-Year Cycle; -30% Buffer
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	12	66
Participation Rate	100%	100%
Cap Rate	80%	80%
Time to End Date (in months)	60	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.61	$9.85
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.31	$0.00
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$1.41	$1.05
5) Fair Value {1) + 2) - 3) - 4)}	$7.51	$8.80

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.61	$9.85
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.49	$0.21
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.03	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.59	$0.04
5) Fair Value {1) + 2) - 3) - 4)}	$9.48	$10.02

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.61	$9.85
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$2.74	$1.29
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.15	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.34	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$10.86	$11.14

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.61	$9.85
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$5.04	$4.07
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.79	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.15	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$12.71	$13.92

Input Values used above as follows
Bond discount rate	3.04%	3.04%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
OTM Call volatility	13.23%	13.23%
OTM Put volatility	24.13%	24.13%

Examples Fair Value Per Cycle Investment Unit: 3-Year Cycle; -10% Buffer; Cap Rate Crediting Type.

Component	3-Year Cycle; -10% Buffer	3-Year Cycle; -10% Buffer
Cycle Term (in months)	36	36
Valuation Date (months since Cycle Start Date)	12	30
Participation Rate	100%	100%
Time to End Date (in months)	24	6

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.43	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.03	$0.00
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.68	$2.89
5) Fair Value {1) + 2) - 3) - 4)}	$6.78	$6.96

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.43	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.67	$0.16
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.82	$0.46
5) Fair Value {1) + 2) - 3) - 4)}	$9.28	$9.55

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.43	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.85	$1.25
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.30	$0.04
5) Fair Value {1) + 2) - 3) - 4)}	$10.98	$11.06

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.43	$9.86
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$4.37	$4.07
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.02	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.06	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$13.73	$13.93

Input Values used above as follows
Bond discount rate	2.95%	2.95%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.31%	3.31%
ATM Call volatility	18.32%	18.32%
OTM Call volatility	10.95%	10.95%
OTM Put volatility	20.19%	20.19%

Examples Fair Value Per Cycle Investment Unit: 1-Year Cycle; -10% Buffer, Cap Rate Crediting Type.

Component	1-Year Cycle; -10% Buffer	1-Year Cycle; -10% Buffer
Cycle Term (in months)	12	12
Valuation Date (months since Cycle Start Date)	2	10
Cap Rate	16%	16%
Time to End Date (in months)	10	2

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.68	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.00	$0.00
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.00	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.79	$2.96
5) Fair Value {1) + 2) - 3) - 4)}	$6.89	$6.98

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.68	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.25	$0.02
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.01	$0.00
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.56	$0.28
5) Fair Value {1) + 2) - 3) - 4)}	$9.36	$9.68

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.68	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.39	$1.06
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.32	$0.04
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.10	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$10.65	$10.95

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.68	$9.94
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$4.17	$4.03
3) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$2.62	$2.44
4) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.00	$0.00
5) Fair Value {1) + 2) - 3) - 4)}	$11.22	$11.52

Input Values used above as follows
Bond discount rate	3.99%	3.99%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.86%	3.86%
ATM Call volatility	16.44%	16.44%
OTM Call volatility	11.79%	11.79%
OTM Put volatility	20.14%	20.14%

Examples Fair Value Per Cycle Investment Unit: 1-Year Cycle; -10% Buffer, Participation Rate Crediting Type.

Component	1-Year Cycle; -10% Buffer	1-Year Cycle; -10% Buffer
Cycle Term (in months)	12	12
Valuation Date (months since Cycle Start Date)	2	10
Participation Rate	65%	65%
Time to End Date (in months)	10	2

Assuming Change in Index Value -40% (for example from 1,000 to 600)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.83	$9.96
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$0.00	$0.00
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$2.79	$2.96
4) Fair Value {1) + 2) - 3)}	$7.03	$7.01

Assuming Change in Index Value -10% (for example from 1,000 to 900)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.83	$9.96
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$0.16	$0.01
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.56	$0.28
4) Fair Value {1) + 2) - 3)}	$9.43	$9.70

Assuming Change in Index Value +10% (for example from 1,000 to 1,100)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.83	$9.96
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$0.90	$0.69
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.10	$0.00
4) Fair Value {1) + 2) - 3)}	$10.63	$10.65

Assuming Change in Index Value +40% (for example from 1,000 to 1,400)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.83	$9.96
2) Fair Value of hypothetical at-the-money call option (ATM Call)*Participation Rate	$2.71	$2.62
3) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.00	$0.00
4) Fair Value {1) + 2) - 3)}	$12.53	$12.59

Input Values used above as follows
Bond discount rate	2.13%	2.13%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.86%	3.86%
ATM Call volatility	16.44%	16.44%
OTM Put volatility	20.14%	20.14%

Examples: Fair Value when market inputs change after issue versus if market inputs are the same as from issue.

Examples Fair Value Per Cycle Investment Unit: 6-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	6-Year Cycle; -10% Floor	6-Year Cycle; -10% Floor
Cycle Term (in months)	72	72
Valuation Date (months since Cycle Start Date)	6	24
Cap Rate	70%	70%
Time to End Date (in months)	66	48

Assuming Change in Index Value +5% (for example from 1,000 to 1,050)
1) Fair Value hypothetical zero coupon bond (Bond)	$8.37	$7.99
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$2.50	$2.18
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$1.11	$1.00
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.24	$0.11
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.83	$0.71
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.36	$9.76

Input Values used above as follows
Bond discount rate	3.28%	5.78%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.25%	3.25%
ATM Call volatility	20.46%	20.46%
ATM Put volatility	20.46%	20.46%
OTM Call volatility	13.97%	13.97%
OTM Put volatility	21.59%	21.59%

Examples Fair Value Per Cycle Investment Unit: 3-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	3-Year Cycle; -10% Floor	3-Year Cycle; -10% Floor
Cycle Term (in months)	36	36
Valuation Date (months since Cycle Start Date)	6	12
Cap Rate	30%	30%
Time to End Date (in months)	30	24

Assuming Change in Index Value +2% (for example from 1,000 to 1,020)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.21	$8.93
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$1.46	$1.31
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.80	$0.74
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.22	$0.15
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.53	$0.46
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.18	$9.81

Input Values used above as follows
Bond discount rate	3.34%	5.84%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.31%	3.31%
ATM Call volatility	18.32%	18.32%
ATM Put volatility	18.32%	18.32%
OTM Call volatility	13.26%	13.26%
OTM Put volatility	20.19%	20.19%

Examples Fair Value Per Cycle Investment Unit: 1-Year Cycle; -10% Floor, Cap Rate Crediting Type.

Component	1-Year Cycle; -10% Floor	1-Year Cycle; -10% Floor
Cycle Term (in months)	12	12
Valuation Date (months since Cycle Start Date)	2	6
Cap Rate	12%	12%
Time to End Date (in months)	10	6

Assuming Change in Index Value +1% (for example from 1,000 to 1,010)
1) Fair Value hypothetical zero coupon bond (Bond)	$9.72	$9.70
2) Fair Value of hypothetical at-the-money call option (ATM Call)	$0.75	$0.58
3) Fair Value of hypothetical at-the-money put option (ATM Put)	$0.45	$0.36
4) Fair Value of hypothetical out-of-the-money call option (OTM Call)	$0.18	$0.08
5) Fair Value of hypothetical out-of-the-money put option (OTM Put)	$0.23	$0.14
6) Fair Value {1) + 2) - 3) - 4) + 5)}	$10.07	$9.98

Input Values used above as follows
Bond discount rate	3.48%	6.23%
Annual dividend yield	1.30%	1.30%
Risk free rate	3.86%	3.86%
ATM Call volatility	16.44%	16.44%
ATM Put volatility	16.44%	16.44%
OTM Call volatility	12.96%	12.96%
OTM Put volatility	20.14%	20.14%

CYCLE INVESTMENT UNIT VALUE EXAMPLES
For each active Cycle Investment, the Cycle Investment Unit Value will be calculated on each Cycle Business Day based on Cycle Investment’s Fair Value as determined by the Fair Value Calculation Agent and the number of Cycle Investment units held.
Start Date
The Initial Cycle Investment Unit Value will be set as $10 for each Cycle on the Start Date.
During the Cycle Term
Each Cycle Business Day prior to Cycle End Date, the Cycle Investment Unit Value will be calculated as:
The Cycle Investment Unit Value based on the Fair Value
Each Business Day the Fair Value of each Cycle Investment will be determined by a Fair Value Calculation Agent.
The Fair Value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units
Example 1: A Cycle Investment that is 150 days since the Cycle Start Date, has a 3 year Cycle Term, a 20% Cap Rate, a Fair Value of $1,250,000, and current number of Cycle Investment Units of 100,000.
The Fair Value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $1,250,000 / 100,000 = $12.50
The Cycle Investment Unit Value = $12.50,
Example 2: A Cycle Investment that is 150 days since the Start Date, has a 3 year Cycle Term, a 20% Cap Rate, a Fair Value of $900,000, and current number of Cycle Investment Units of 100,000.
The Fair Value per Cycle Units outstanding = Fair Value / number of Cycle Investment Units = $900,000 / 100,000 = $9.00
The Cycle Investment Unit Value = $9.00
During the Cycle Term prior to the Cycle End Date, no Floor Rate or Buffer Rate applies. Thus, during the Cycle Term, the decrease in the Cycle Investment Unit Value is not protected by Floor Rate or Buffer Rate protection. This means that you could lose all of your principal invested in a Cycle, if you take a withdrawal prior to the Cycle End Date.
Withdrawals from the Cycle Investment prior to the Cycle End Date are permitted and the impact of the withdrawal on the amount of investment remaining in the Cycle Investment is based on the dollar amount withdrawn and the Cycle Investment Unit Value at the time of the Withdrawal.
(A)    The dollar amount of the Withdrawal is translated into number of Cycle Investment Units withdrawn as (dollar amount of the Withdrawal) / (Cycle Investment Unit Value at the time of the Withdrawal) = number of Cycle Investment Units withdrawn.
(B)    The number of Cycle Investment Units remaining after the Withdrawal = (number of Cycle Investment Units prior to Withdrawal) – (number of Cycle Investment Units withdrawn [as calculated in (A) above]).
(C)    Value of the remaining investment in the Cycle Investment = (number of Cycle Investment Units remaining after the Withdrawal [as calculated in (B) above]) × (Cycle Investment Unit Value at the time of the Withdrawal).
Example 1: A Cycle Investment prior to the Cycle End Date has a current Cycle Investment Unit Value of $10 and current number of Cycle Investment Units of 10,000 has withdrawals of $10,000.
(A)    The number of Cycle Investment Units withdrawn = (dollar amount of the Withdrawal) / (Cycle Investment Unit Value at the time of the Withdrawal) = $10,000 / $10 = 1,000.
(B)    The number of Cycle Investment Units remaining after the withdrawal = (number of Cycle Investment Units prior to the Withdrawal) – (number of Cycle Investment Units withdrawn) = 10,000 – 1,000 = 9,000.
(C)    The value of the remaining investment in the Cycle Investment = (number of Cycle Investment Units remaining after the Withdrawal) × (Cycle Investment Unit Value at the time of the Withdrawal) = 9,000 × $10 = $90,000.
Example 2: A -10% Floor Cycle that had an initial Cycle Investment of $100,000, takes a withdrawal prior to the Cycle End Date. The current Cycle Investment Unit Value is $7.00 (note: if the Floor Rate applied prior to the Cycle End Date, the Cycle Investment Unit Value would be $9.00 = $10 * (1 + Cycle Floor Rate)) and current number of Cycle Investment Units of 10,000 has a withdrawal of $7,000.

(A)    The number of Cycle Investment Units withdrawn = (dollar amount of the Withdrawal) / (Cycle Investment Unit Value at the time of the Withdrawal) = $7,000 / $7.00 = 1,000.
(B)    The number of Cycle Investment Units remaining after the withdrawal = (number of Cycle Investment Units prior to the Withdrawal) – (number of Cycle Investment Units withdrawn) = 10,000 – 1,000 = 9,000.
(C)    The value of the remaining investment in the Cycle Investment = (number of Cycle Investment Units remaining after the Withdrawal) × (Cycle Investment Unit Value at the time of the Withdrawal) = 9,000 × $7 = $63,000.
Example 3: A -10% Buffer Cycle that had an initial Cycle Investment of $100,000, takes a withdrawal prior to the Cycle End Date. The current Cycle Investment Unit Value is $7.00 (note: if the Buffer Rate applied prior to the Cycle End Date, the Cycle Investment Unit Value would be $8.00 = $10 * (30% + Buffer Rate)) and current number of Cycle Investment Units of 10,000 has a withdrawal of $7,000.
(A)    The number of Cycle Investment Units withdrawn = (dollar amount of the Withdrawal) / (Cycle Investment Unit Value at the time of the Withdrawal) = $7,000 / $7.00 = 1,000.
(B)    The number of Cycle Investment Units remaining after the withdrawal = (number of Cycle Investment Units prior to the Withdrawal) – (number of Cycle Investment Units withdrawn) = 10,000 – 1,000 = 9,000.
(C)    The value of the remaining investment in the Cycle Investment = (number of Cycle Investment Units remaining after the Withdrawal) × (Cycle Investment Unit Value at the time of the Withdrawal) = 9,000 × $7 = $63,000.
On the Cycle End Date for Cycle Investments with a Floor Rate and a Cap Rate
The Cycle End Date Unit Value will equal the Cycle Investment Unit Value on the Cycle End Date subject to being no greater than the Cycle End Date Unit Value Cap (See D below) and being no less than the Cycle End Date Unit Value Floor (see E below).
(A)    Initial Cycle Investment Unit Value:
1.    The Initial Cycle Investment Unit Value = $10
(B)    Change in the Index Value
The Change in the Index Value equals:
1.    The last reported value of the Index on the Cycle End Date, minus the last reported value of the Index on the Start Date, divided by.
2.    The last reported Value of the Index on the Start Date.
(C)    Cycle End Date Initial Unit Value
The Cycle End Date’s initial Unit Value equals:
1.    The Initial Cycle Investment Unit Value multiplied by
2.    One plus the Change in Index Value, computed as set forth in (B) above.
(D)    Cycle End Date Unit Value Cap
The Cycle End Date’s Unit Value Cap equals the Initial Cycle Investment Unit Value multiplied by (one plus the Cap Rate.)
(E)    Cycle End Date unit value Floor
The Cycle End Date’s unit value Floor equals the Initial Cycle Investment Unit Value multiplied by (one plus the Floor Rate (which is a negative number)).
(F)    Maturity unit value
Cycle Investment Unit Cycle Investment Value is the greater of (i) (E) ; or (ii) the lesser of (C) and (D).
Example 1: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 1,500, Index Value on the Cycle Start Date is 1,000, and the Floor Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,500 – 1,000)/1,000 = 50%
(C) Cycle End Date Initial Unit Value = $10 × (1+50%) = $15.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Floor = $10 × (1+ -10%) = $9.00

Cycle Investment Unit Value = (C) subject to being no greater than (D) and no less than (E) = Max {$9.00 and Min($15.00, $12.00)} = $12.00
Example 2: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 800, Index Value on the Start Date is 1,000, and the Floor Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (800 – 1,000)/1,000 = -20%
(C) Cycle End Date initial Unit Value = $10 × (1+-20%) = $8.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Floor = $10 × (1+ -10%) = $9.00
Cycle Investment Unit Value = (C) subject to being no greater than (D) and no less than (E) = Max{$9.00 and Min($8.00, $12.00)} = $9.00
Example 3: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 1,100, Index Value on the Start Date is 1,000, and the Floor Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,100 – 1,000)/1,000 = 10%
(C) Cycle End Date initial Unit Value = $10 × (1+10%) = $11.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Floor = $10 × (1+ -10%) = $9.00
Cycle Investment Unit Value = (C) subject to being no greater than (D) and no less than (E) = Max{$9.00 and Min($11.00 , $12.00)} = $11.00
The value of investment in a Cycle Investment on the Cycle End Date is equal to the (number of Cycle Investment Units at the Cycle End Date) × (Cycle Investment Unit Value on the Cycle End Date).
Example 1: A Cycle on the Cycle End Date has a current Cycle Investment Unit Value of $12.31 and current number of Units of 10,000. The value of the investments in the Cycle on the Cycle End Date is $12.31 × 10,000 = $123,100.
On the Cycle End Date for Cycle Investments with a Buffer Rate and a Cap Rate
The Cycle End Date Unit Value will equal the Cycle End Date Initial Unit Value subject to being no greater than the Cycle End Date Unit Value Cap (See D below) and for losses that occur in excess of the Cycle End Date Unit Value Buffer (see E below).
(A)    Initial Cycle Investment Unit Value:
1.    The Initial Cycle Investment Unit Value = $10

(B)    Change in the Index Value:
The Change in the Index Value equals:
1.    The last reported value of the Index on the Cycle End Date, minus the last reported value of the Index on the Cycle Start Date, divided by.
2.    The last reported Value of the Index on the Cycle Start Date.
(C)    Cycle End Date initial Unit Value
The Cycle End Date’s initial Unit Value equals:
1.    The Initial Unit Value multiplied by
2.    One plus the Change in Index Value, computed as set forth in (B) above.
(D)    Cycle End Date Unit Value Cap
The Cycle End Date’s Unit Value Cap equals the Initial Cycle Investment Unit Value multiplied by one plus the Cap Rate.
(E)    Cycle End Date Unit Value Buffer
If the Change in Index Value, as computed in (B) above, is greater than or equal to the Buffer Rate (i.e., is not a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value. If the Change in the Index Value, as computed in (B) above, is less than the Buffer Rate (i.e., is a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value multiplied by one plus the quantity of the Change in Index Value minus the Buffer Rate.

(F)    Maturity unit value
Cycle Investment Unit Value is the greater of (i) (E); or (ii) the lesser of (C) and (D).
Example 1: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 950, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (950 – 1,000)/1,000 = -5.0%
(C) Cycle End Date initial Unit Value = $10 × (1+-5.0%) = $9.50
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of -5.0% is greater than Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is the Initial Unit Value of $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$9.50, $12.00}, which is $10.00.
Example 2: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 800, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (800 – 1,000)/1,000 = -20.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+-20.0%) = $8.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $9.00; since the Change in Index Value of -20.0% is less than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10 * (1 + -20% --10%) = $9.00.
Cycle Investment Unit Value = Greater of $9.00 versus Min{$8.00 , $12.00}, which is $9.00.
Example 3: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 1,100, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,100 – 1,000)/1,000 = 10.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+10.0%) = $11.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of 10% is greater than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$11.00 , $12.00}, which is $11.00.
Example 4: A Cycle Investment matures, the Cap Rate is 20%, Index Value on the Cycle End Date is 1,500, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (1,500 – 1,000)/1,000 = 50.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+50.0%) = $15.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of 50% is greater than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$15.00, $12.00}, which is $12.00.
The value of investment in a Cycle Investment on the Cycle End Date is equal to the (number of Cycle Investment Units at the Cycle End Date) * (Cycle Investment Unit Value on the Cycle End Date).
Example 1: A Cycle Investment on the Cycle End Date has a current Cycle Investment Unit Value of $12.31 and current number of Cycle Investment Units of 10,000 the value of the investments in the Cycle Investment on the Cycle End Date is $12.31 * 10,000 = $123,100.
On the Cycle End Date for Cycle Investments with a Buffer Rate and a Participation Rate
The Cycle End Date Unit Value will be determined with reference to the Participation Rate (See C below) if there is Index gain and will equal the Initial Unit Value subject to losses that occur in excess of the Cycle End Date Unit Value Buffer (see D below) if there is Index loss.
(A)    Initial Cycle Investment Unit Value:
1.    The Initial Cycle Investment Unit Value = $10

(B)    Change in the Index Value:
The Change in the Index Value equals:
1.    The last reported value of the Index on the Cycle End Date, minus the last reported value of the Index on the Cycle Start Date, divided by.
2.    The last reported Value of the Index on the Cycle Start Date.
(C)    Maturity unit value – Index Gain
If the Change in Index Value, computed as set forth in (B) above is greater than or equal to zero, the Cycle End Date’s Unit Value equals:
1.    The Initial Unit Value multiplied by
2.    One plus the Change in Index Value, computed as set forth in (B) above, multiplied by the Participation Rate.
(D)    Cycle End Date Unit Value Buffer
If the Change in Index Value, as computed in (B) above, is greater than or equal to the Buffer Rate (i.e., is not a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value. If the Change in the Index Value, as computed in (B) above, is less than the Buffer Rate (i.e., is a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value multiplied by one plus the quantity of the Change in Index Value minus the Buffer Rate.
(E)    Maturity unit value – Index Loss
If the Change in Index Value is less than zero, the Cycle End Date’s Unit Value is subject to (D).
Example 1: A Cycle Investment matures, the Participation Rate is 80%, Index Value on the Cycle End Date is 950, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (950 – 1,000)/1,000 = -5.0%
(C) Is not applicable in this example because the Change in Index Value, computed in (B) above, is less than 0
(D) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of -5.0% is greater than Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is the Initial Unit Value of $10.00
Cycle Investment Unit Value = Cycle End Date Unit Value Buffer computed as set forth in (D) above, which is $10.00.
Example 2: A Cycle Investment matures, the Participation Rate is 80%, Index Value on the Cycle End Date is 800, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (800 – 1,000)/1,000 = -20.0%
(C) Is not applicable in this example because the Change in Index Value, computed in (B) above, is less than 0
(D) Cycle End Date Unit Value Buffer = $9.00; since the Change in Index Value of -20.0% is less than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10 * (1 + -20% – 10%) = $9.00.
Cycle Investment Unit Value = Cycle End Date Unit Value Buffer computed as set forth in (D) above, which is $9.00.
Example 3: A Cycle Investment matures, the Participation Rate is 80%, Index Value on the Cycle End Date is 1,100, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,100 – 1,000)/1,000 = 10.0%
(C) Cycle End Date Unit Value = $10 × (1+80%*10.0%) = $10.80
(D) Is not applicable in this example because the Change in Index Value computed in (B) above is greater than 0
Cycle Investment Unit Value =$10.80 as computed in (C), since the Change in Index Value, as computed in (B) above, is greater than 0.
The value of investment in a Cycle on the Cycle End Date is equal to the (number of Cycle Investment Units at the Cycle End Date) * (Cycle Investment Unit Value on the Cycle End Date).
Example 1: A Cycle Investment on the Cycle End Date has a current Cycle Investment Unit Value of $12.31 and current number of Cycle Investment Units of 10,000 the value of the investments in the Cycle Investment on the Cycle End Date is $12.31 * 10,000 = $123,100.

On the Cycle End Date for Cycle Investments with a Buffer Rate, a Cap Rate, and a Participation Rate
For these cycles both a Cap Rate and a Par Rate will be declared. Depending on market conditions the Participation Rate will be set at 100% and the Cap Rate will not be unlimited or the Cap Rate will be unlimited and the Participation Rate will be set at a value greater than 100%.
Participation Rate is 100% and the Cap Rate is not unlimited
The Cycle End Date Unit Value will equal the Cycle End Date Initial Unit Value subject to being no greater than the Cycle End Date Unit Value Cap (See D below) and for losses that occur in excess of the Cycle End Date Unit Value Buffer (see E below). The Participation Rate does not apply in the unit value determination
(A)    Initial Cycle Investment Unit Value:
1.    The Initial Cycle Investment Unit Value = $10
(B)    Change in the Index Value:
The Change in the Index Value equals:
1.    The last reported value of the Index on the Cycle End Date, minus the last reported value of the Index on the Cycle Start Date, divided by.
2.    The last reported Value of the Index on the Cycle Start Date.
(C)    Cycle End Date initial Unit Value
The Cycle End Date’s initial Unit Value equals:
1.    The Initial Unit Value multiplied by
2.    One plus the Change in Index Value, computed as set forth in (B) above.
(D)    Cycle End Date Unit Value Cap
The Cycle End Date’s Unit Value Cap equals the Initial Cycle Investment Unit Value multiplied by one plus the Cap Rate.
(E)    Cycle End Date Unit Value Buffer
If the Change in Index Value, as computed in (B) above, is greater than or equal to the Buffer Rate (i.e., is not a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value. If the Change in the Index Value, as computed in (B) above, is less than the Buffer Rate (i.e., is a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value multiplied by one plus the quantity of the Change in Index Value minus the Buffer Rate.
(F)    Maturity unit value
Cycle Investment Unit Value is the greater of (i) (E); or (ii) the lesser of (C) and (D).
Example 1: A Cycle Investment matures, the Cap Rate is 20% and the Participation Rate is 100%, Index Value on the Cycle End Date is 950, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (950 – 1,000)/1,000 = -5.0%
(C) Cycle End Date initial Unit Value = $10 × (1+-5.0%) = $9.50
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of -5.0% is greater than Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is the Initial Unit Value of $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$9.50, $12.00}, which is $10.00.
Example 2: A Cycle Investment matures, the Cap Rate is 20% and the Participation Rate is 100%, Index Value on the Cycle End Date is 800, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (800 – 1,000)/1,000 = -20.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+-20.0%) = $8.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $9.00; since the Change in Index Value of -20.0% is less than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10 * (1 + -20% --10%) = $9.00.

Cycle Investment Unit Value = Greater of $9.00 versus Min{$8.00 , $12.00}, which is $9.00.
Example 3: A Cycle Investment matures, the Cap Rate is 20% and the Participation Rate is 100%, Index Value on the Cycle End Date is 1,100, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,100 – 1,000)/1,000 = 10.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+10.0%) = $11.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of 10% is greater than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$11.00 , $12.00}, which is $11.00.
Example 4: A Cycle Investment matures, the Cap Rate is 20% and the Participation Rate is 100%, Index Value on the Cycle End Date is 1,500, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (1,500 – 1,000)/1,000 = 50.0%
(C) Cycle End Date Initial Unit Value = $10 × (1+50.0%) = $15.00
(D) Cycle End Date Unit Value Cap = $10 × (1+20%) = $12.00
(E) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of 50% is greater than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10.00.
Cycle Investment Unit Value = Greater of $10.00 versus Min{$15.00, $12.00}, which is $12.00.
The value of investment in a Cycle Investment on the Cycle End Date is equal to the (number of Cycle Investment Units at the Cycle End Date) * (Cycle Investment Unit Value on the Cycle End Date).
Example 1: A Cycle Investment on the Cycle End Date has a current Cycle Investment Unit Value of $12.31 and current number of Cycle Investment Units of 10,000 the value of the investments in the Cycle Investment on the Cycle End Date is $12.31 * 10,000 = $123,100.
Cap Rate is unlimited and Participation Rate is greater than 100%
The Cycle End Date Unit Value will be determined with reference to the Participation Rate (See C below) if there is Index gain and will equal the Initial Unit Value subject to losses that occur in excess of the Cycle End Date Unit Value Buffer (see D below) if there is Index loss. The cap rate does not apply in the unit value determination.
(A)    Initial Cycle Investment Unit Value:
1.    The Initial Cycle Investment Unit Value = $10
(B)    Change in the Index Value:
The Change in the Index Value equals:
1.    The last reported value of the Index on the Cycle End Date, minus the last reported value of the Index on the Cycle Start Date, divided by.
2.    The last reported Value of the Index on the Cycle Start Date.
(C)    Maturity unit value – Index Gain
If the Change in Index Value, computed as set forth in (B) above is greater than or equal to zero, the Cycle End Date’s Unit Value equals:
1.    The Initial Unit Value multiplied by
2.    One plus the Change in Index Value, computed as set forth in (B) above, multiplied by the Participation Rate.
(D)    Cycle End Date Unit Value Buffer
If the Change in Index Value, as computed in (B) above, is greater than or equal to the Buffer Rate (i.e., is not a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value. If the Change in the Index Value, as computed in (B) above, is less than the Buffer Rate (i.e., is a loss greater than the Buffer Rate) then the Cycle’s End Date Unit Value Buffer equals the Initial Unit Value multiplied by one plus the quantity of the Change in Index Value minus the Buffer Rate.
(E)    Maturity unit value – Index Loss

If the Change in Index Value is less than zero, the Cycle End Date’s Unit Value is subject to (D).
Example 1: A Cycle Investment matures, the Participation Rate is 110% and the Cap Rate is unlimited, Index Value on the Cycle End Date is 950, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (950 – 1,000)/1,000 = -5.0%
(C) Is not applicable in this example because the Change in Index Value, computed in (B) above, is less than 0
(D) Cycle End Date Unit Value Buffer = $10.00; since the Change in Index Value of -5.0% is greater than Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is the Initial Unit Value of $10.00
Cycle Investment Unit Value = Cycle End Date Unit Value Buffer computed as set forth in (D) above, which is $10.00.
Example 2: A Cycle Investment matures, the Participation Rate is 110% and the Cap Rate is unlimited, Index Value on the Cycle End Date is 800, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Unit Value = $10.00
(B) Change in Index Value = (800 – 1,000)/1,000 = -20.0%
(C) Is not applicable in this example because the Change in Index Value, computed in (B) above, is less than 0
(D) Cycle End Date Unit Value Buffer = $9.00; since the Change in Index Value of -20.0% is less than the Buffer Rate of -10%, the Cycle End Date Unit Value Buffer is $10 * (1 + -20% – 10%) = $9.00.
Cycle Investment Unit Value = Cycle End Date Unit Value Buffer computed as set forth in (D) above, which is $9.00.
Example 3: A Cycle Investment matures, the Participation Rate is 110% and the Cap Rate is unlimited, Index Value on the Cycle End Date is 1,100, Index Value on the Start Date is 1,000, and the Buffer Rate is -10%.

(A) Initial Cycle Investment Unit Value = $10.00
(B) Change in Index Value = (1,100 – 1,000)/1,000 = 10.0%
(C) Cycle End Date Unit Value = $10 × (1+110%*10.0%) = $11.10
(D) Is not applicable in this example because the Change in Index Value computed in (B) above is greater than 0
Cycle Investment Unit Value =$11.10 as computed in (C), since the Change in Index Value, as computed in (B) above, is greater than 0.
The value of investment in a Cycle on the Cycle End Date is equal to the (number of Cycle Investment Units at the Cycle End Date) * (Cycle Investment Unit Value on the Cycle End Date).
Example 1: A Cycle Investment on the Cycle End Date has a current Cycle Investment Unit Value of $12.31 and current number of Cycle Investment Units of 10,000 the value of the investments in the Cycle Investment on the Cycle End Date is $12.31 * 10,000 = $123,100.
CYCLE INVESTMENT
The Contract Holder’s Cycle Investment on any Cycle Business Day is the number of Cycle Investment Units credited to the Contract Holder multiplied by the day’s Cycle Investment Unit Value.
Example 1: On a Cycle Start Date a Contract Holder invests $100,000 in a Cycle Investment. The Initial Cycle Investment Unit Value is $10. After 6 months, the Cycle Investment Unit Value of the Cycle Investment is $13.00.
(A)    Number of Cycle Investment Units = $100,000/10 = 10,000 Cycle Investment Units
(B)    Cycle Investment after 6 months = 10,000 × $13.00 = $130,000
Example 2: On a Cycle Start Date a Contract Holder invests $90,000 in a Cycle Investment. The Initial Cycle Investment Unit Value is $10. After 3 months, the Cycle Investment Unit Value of the Cycle Investment is $8.50.
(A)    Number of Cycle Investment Units = $90,000/10 = 9,000 Cycle Investment Units
(B)    Cycle Investment after 3 months = 9,000 × $8.50 = $76,500
Example 3: On a Cycle Start Date a Contract Holder invests $250,000 in a Cycle Investment. The Initial Cycle Investment Unit Value is $10. After 10 months, the Cycle Investment Unit Value of the Cycle Investment is $12.00.
(A)    Number of Cycle Investment Units = $250,000/10 = 25,000 Cycle Investment Units
(B)    Cycle Investment after 10 months = 25,000 × $12.00 = $300,000

EXPERTS
The financial statements of Midland National Life Insurance Company as of December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Midland National Life Insurance Company Separate Account C as of December 31, 2023 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report (which contains an explanatory paragraph relating to the Company’s restatement of its financial statements as described in Note 1 to the financial statements) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

Financial Statements of Midland National Life Insurance Company

F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS AND SUPPLEMENTAL SCHEDULES
FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 and 2021

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
TABLE OF CONTENTS
DECEMBER 31, 2023, 2022 and 2021

Page(s)
Midland National Life Insurance Company
Financial Statements
Report of Independent Auditors	1
Statements of Admitted Assets, Liabilities and Capital and Surplus- Statutory Basis	3
Statements of Operations- Statutory Basis	4
Statements of Changes in Capital and Surplus- Statutory Basis	5
Statements of Cash Flow- Statutory Basis	6
Notes to Statutory Financial Statements- Statutory Basis	8

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus - statutory basis as of December 31, 2023, and 2022, and the related statements of operations – statutory basis, changes in capital and surplus – statutory basis, and of cash flows- statutory basis for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus – statutory basis of the Company as of December 31, 2023, and 2022, and the results of its operations and its cash flows – statutory basis for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on
U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Des Moines, Iowa
April 15, 2024

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS AS OF DECEMBER 31, 2023 and 2022 (Dollars in Thousands, except par value)

	2023	2022
ADMITTED ASSETS
Bonds	$54,716,780	$56,710,124
Stocks
Preferred	986,390	1,653,807
Common - subsidiaries	890,229	264,909
Common - other	247,960	309,008
Mortgage loans	3,790,420	3,835,425
Real estate	98,402	99,050
Policy loans	528,710	459,745
Cash, cash equivalents and short-term investments	1,709,358	722,450
Receivable for securities	11,171	4,686
Derivative instruments	641,206	621,508
Other invested assets	4,605,249	3,825,725
Total cash and invested assets	68,225,875	68,506,437
Policy premiums due, deferred or uncollected	171,900	169,886
Accrued investment income	534,434	621,057
Current federal income tax receivable	263,886	113,935
Net deferred tax asset	358,793	387,692
Company owned life insurance	1,859,865	1,733,483
Admitted disallowed interest maintenance reserve	74,012	18,231
Other admitted assets	87,163	88,149
Separate account assets	6,655,453	6,170,040
Total admitted assets	$78,231,381	$77,808,910
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$43,750,545	$45,321,010
Liabilities for deposit-type contracts	443,181	479,550
Policy and contract claims	264,962	251,547
Other policyholder funds	2,973	3,001
Total policyholder liabilities	44,461,661	46,055,108
Amounts payable for reinsurance	30,353	26,065
Asset valuation reserve	734,535	590,241
Repurchase agreements, FHLB advances and collateral on derivatives	8,197,190	8,029,978
Payable for securities	140,165	182,503
Funds held under coinsurance	12,477,074	11,378,268
Derivative instruments	249,442	286,138
Accrued expenses and other liabilities	732,437	387,443
Separate account liabilities	6,309,931	5,809,649
Total liabilities	73,332,788	72,745,393
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,237,000
Additional paid-in capital	793,927	793,927
Other surplus funds	74,012	—
Unassigned surplus	2,791,105	3,030,041
Total capital and surplus	4,898,593	5,063,517
Total liabilities and capital and surplus	$78,231,381	$77,808,910

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2023	2022	2021
REVENUES
Life insurance and annuity premiums and other considerations	$4,516,010	$4,001,982	$4,091,787
Net investment income	2,340,965	2,188,896	3,450,756
Commissions and expense allowances on reinsurance ceded	310,311	447,227	243,438
Amortization of interest maintenance reserve (asset)	(9,005)	(5,181)	23,476
Reserve adjustments on reinsurance ceded	(278,686)	(303,636)	(1,576,570)
Investment income ceded - funds withheld reinsurance	(418,926)	(254,135)	(967,336)
Other income	251,333	160,077	337,667
Total revenues	6,712,002	6,235,230	5,603,218

BENEFITS AND EXPENSES
Life and annuity policy benefits	6,715,688	3,151,700	3,277,665
Increase (decrease) in liabilities for future life and annuity policy benefits	(1,570,465)	1,392,761	704,775
Commissions	504,352	499,681	434,736
General expenses	344,437	314,645	275,720
Insurance taxes, licenses and fees	38,130	61,870	76,271
Transfers to interest maintenance reserve ceded	22,238	39,327	(513,281)
Transfers to interest maintenance reserve - market value adjustments	12,221	—	(17,586)
Net transfers to separate accounts	12,272	99,500	256,724
Total benefits and expenses	6,078,873	5,559,484	4,495,024
Net gain from operations before federal income taxes and net realized capital losses	633,129	675,746	1,108,194
Federal income tax expense	29,816	130,924	122,814
Net gain from operations before net realized capital losses	603,313	544,822	985,380

Net realized capital losses	(282,080)	(32,478)	(28,783)

Net income	$321,233	$512,344	$956,597

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2020	$2,549	$1,037,000	$793,927	$—	$2,371,583	$4,205,059
Net income	—	—	—	—	956,597	956,597
Change in net unrealized capital gains (losses)	—	—	—	—	(39,962)	(39,962)
Change in net deferred income tax	—	—	—	—	54,769	54,769
Change in nonadmitted assets	—	—	—	—	26,861	26,861
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(25)	(25)
Change in asset valuation reserve	—	—	—	—	(182,835)	(182,835)
Change in surplus as a result of reinsurance	—	—	—	—	464,272	464,272
Dividends to stockholder	—	—	—	—	(299,652)	(299,652)
OPEB SSAP92 adjustment	—	—	—	—	2,708	2,708
Change in accounting principle	—	—	—	—	60,650	60,650
Balances at December 31, 2021	2,549	1,037,000	793,927	—	3,414,966	5,248,442
Net income	—	—	—	—	512,344	512,344
Change in net unrealized capital gains (losses)	—	—	—	—	(299,475)	(299,475)
Change in net deferred income tax	—	—	—	—	80,458	80,458
Change in nonadmitted assets	—	—	—	—	(144,035)	(144,035)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	246	246
Change in asset valuation reserve	—	—	—	—	99,353	99,353
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	(10,000)	(10,000)
Other changes in surplus in Separate Accounts statement	—	—	—	—	10,000	10,000
Change in surplus notes	—	200,000	—	—	—	200,000
Change in surplus as a result of reinsurance	—	—	—	—	(66,063)	(66,063)
Dividends to stockholder	—	—	—	—	(574,000)	(574,000)
OPEB SSAP92 adjustment	—	—	—	—	6,247	6,247
Balances at December 31, 2022	2,549	1,237,000	793,927	—	3,030,041	5,063,517
Net income	—	—	—	—	321,233	321,233
Change in net unrealized capital gains (losses)	—	—	—	—	86,504	86,504
Change in net deferred income tax	—	—	—	—	(11,103)	(11,103)
Change in nonadmitted assets	—	—	—	—	(25,026)	(25,026)
Change in asset valuation reserve	—	—	—	—	(144,294)	(144,294)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	80,321	80,321
Other changes in surplus in Separate Accounts statement	—	—	—	—	(70,517)	(70,517)
Change in surplus as a result of reinsurance	—	—	—	—	(65,644)	(65,644)
Dividends to stockholder	—	—	—	—	(320,000)	(320,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	74,012	(74,012)	—
OPEB SSAP92 adjustment	—	—	—	—	20,100	20,100
Correction of error from prior periods	—	—	—	—	(36,498)	(36,498)
Balances at December 31, 2023	$2,549	$1,237,000	$793,927	$74,012	$2,791,105	$4,898,593
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2023	2022	2021

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$4,517,150	$3,996,937	$4,088,513
Net investment income	2,235,897	1,974,329	3,243,915
Other income	357,530	433,394	875,971
Benefits paid	(6,961,809)	(3,421,869)	(4,850,647)
Net transfers to separate account	(11,717)	(95,057)	(257,988)
Insurance expenses paid	(1,313,859)	(1,165,497)	(1,708,220)
Federal income taxes paid	(57,757)	(271,633)	(172,760)
Net cash provided (used) by operating activities	(1,234,565)	1,450,604	1,218,784

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	7,456,372	11,537,942	13,845,623
Preferred and common stocks	680,905	386,777	235,378
Mortgage loans	407,525	701,630	1,115,348
Other invested assets	295,808	268,929	705,944
Miscellaneous proceeds	5,476	49,373	99,393
Cost of investments acquired
Bonds	(5,542,615)	(15,668,480)	(18,064,480)
Preferred and common stocks	(711,564)	(225,116)	(862,211)
Mortgage loans	(382,133)	(873,182)	(358,167)
Real estate	(1,974)	(1,510)	(1,717)
Other invested assets	(1,085,829)	(911,304)	(1,303,835)
Miscellaneous applications	(95,602)	(124,756)	(110,536)
Net change in policy loans	(68,906)	(42,879)	(12,695)
Net cash provided (used) in investing activities	957,463	(4,902,576)	(4,711,955)

FINANCING ACTIVITIES
Surplus notes	—	200,000	—
Company owned life insurance	—	(400,000)	—
Capital and paid in surplus	—	—	175,000
Net change in collateral liability	207,158	(199,473)	55,077
Net change in repurchase agreements and FHLB advances	(39,947)	296,992	329,376
Net withdrawals on deposit-type contract	(55,671)	(123,118)	226,724
Dividends paid to stockholder	(320,000)	(574,000)	(299,652)
Net change in funds held under coinsurance	1,096,456	3,471,541	3,363,753
Net change in remittances and items not allocated	351,342	(564,169)	295,258
Other cash provided (used)	24,671	36,912	(70,664)
Net cash provided by financing activity and other sources	1,264,010	2,144,685	4,074,872

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	986,908	(1,307,287)	581,701
Cash, cash equivalents and short-term investments:
Beginning of year	722,450	2,029,737	1,448,036
End of year	$1,709,358	$722,450	$2,029,737

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Capitalized Interest	$63,298	$31,370	$50,111
The accompanying notes are an integral part of these statutory basis financial statements.
42

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa, and New Roots M Trust (“NRMT”) and Stone Roots M Trust (“SRMT”), are investment subsidiaries of Midland National. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), including its subsidiaries New Roots N Trust ("NRNT") and Stone Roots N Trust ("SRNT"), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), Sammons Financial Network, LLC (“SFN”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), SFG Fortuna ("Fortuna"), NorthRock Partners Holdco, LLC ("NorthRock"), and Sammons Financial Group Wealth Management Holdings, LLC (“SFGWM”).
Basis of presentation
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2023, 2022 and 2021:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts at amortized cost except for derivatives in the RILA separate account that are presented at market value. The impact of applying this prescribed practice had no impact on 2023 statutory net income; however, capital and surplus as of December 31, 2023 is increased by $253,580 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2022 statutory net income; however, capital and surplus as of December 31, 2022 is increased by $358,693 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2021 statutory net income; however, capital and surplus as of December 31, 2021 is decreased by $232,837 as a result of this prescribed practice.
43

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2023 by $348,606 and the cumulative effect on capital and surplus at December 31, 2023 was a decrease of $276,991. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $306,761 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $71,615. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2021 by $16,763 and the cumulative effect on capital and surplus at December 31, 2021 was a decrease of $235,146.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2023 is $6,374 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and the liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $283,365 would have been established as of December 31, 2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $71,615 year ended December 31, 2023 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2023. The voluntary reserve established as of December 31, 2022 was $0 as the timing mismatch between the futures and the hedged liabilities resulted in a $1,370 decrease to the Company’s statutory net income and surplus calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2022 as the timing mismatch between futures and hedged liabilities would have resulted in a $72,985 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $71,615 for the year ended December 31, 2022 and increased the Company’s capital and surplus by $71,615 at December 31, 2022. The voluntary reserve established as of December 31, 2021 is $117,560 which offsets the portion of investment income on futures that has been determined to represent earnings that will be
44

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $352,707 would have been established as of December 31, 2021 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2021 and there was no cumulative impact to the Company’s capital and surplus at December 31, 2021.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2023 by $150 and the cumulative effect on capital and surplus at December 31, 2023 was an increase of $20,326. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $1,247 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $20,176. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2021 by $38,342 and the cumulative effect on capital and surplus at December 31, 2021 was an increase of $18,929.
45

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2023	2022	2021
Net Income:
(1) Midland National state basis	$321,233	$512,344	$956,597
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	(348,606)	306,761	16,763
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	150	1,247	(38,342)
(3) NAIC SAP (1-2=3)	$669,689	$204,336	$978,176

Surplus:
(4) Midland National state basis	$4,898,593	$5,063,517	$5,248,442
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	253,580	358,693	(232,837)
(b) Economic hedge of call option derivative assets (IAC 191-97)	(276,991)	71,615	(235,146)
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	20,326	20,176	18,929
(6) NAIC SAP (4-5=6)	$4,901,678	$4,613,033	$5,697,496
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company's capital and surplus was an increase of $1,720,567, $2,191,125, and $2,306,047 as of December 31, 2023, 2022, and 2021, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2023 was $99,864, $60,555 and $71,368, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2023, respectively, would have been negative $636,970, negative $465,266 and negative $386,545.
The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the statements of operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s capital and surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:
46

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
•Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;
•Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;
•Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;
•Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;
•An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs in which case admittance is subject to certain restrictions. surplus. There were non-admitted IMR assets of $19,106 and $0 recorded at 2023 and 2022, respectively;
•An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;
47

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
•Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2023	2022	Changes in 2023
Policy loans	$1,442	$1,501	$(59)
Other invested assets	—	329	(329)
Agents' balances	13,860	13,040	820
Amounts recoverable from reinsurers	655	7,600	(6,945)
Net deferred tax asset	216,747	242,738	(25,991)
Electronic data processing equipment	58,238	33,128	25,110
Furniture and equipment	945	1,139	(194)
Other assets	90,280	57,666	32,614
Total nonadmitted assets	$382,167	$357,141	$25,026
Under GAAP, such assets would be recorded at their net realizable or book value;
•For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;
•Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Credit impairments directly reduce the amortized cost of the impaired securities. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value. For available-for-sale securities, changes in fair value due to drivers other than credit are presented as a component of other comprehensive income. An allowance for expected credit losses is recognized against potentially credit impaired securities with the change in the allowance recognized as a component of net income. All changes in the fair value of trading securities are recognized as a component of net income;
•Redeemable preferred stocks rated three or higher are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four or lower are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;
•Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;
•Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;
48

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
•In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;
•Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;
•Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;
•The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;
•Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.
•Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.
•Under SAP, all leases are considered to be operating leases and rental expense is recognized over the lease term without recognition of a right-to-use asset or lease liability. GAAP requires recognition of a right-of-use asset and lease liability on the balance sheet for all operating and capital leases.
Other significant accounting policies are as follows:
Use of estimates
The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.
49

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.
Fair value of financial assets, financial liabilities and financial instruments
Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.
The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:
Investment securities
Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.
Mortgage loans
Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.
Cash, cash equivalents and short-term investments
Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.
Derivative instruments
Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate
50

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.
Other invested assets
Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.
Company owned life insurance
The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2023	2022
Bonds	$482,532	$520,190
Mutual funds	35,526	30,409
Cash and short-term investments	115,923	165,178
Other invested assets	1,225,884	1,017,706
Total company owned life insurance	$1,859,865	$1,733,483
Investment-type insurance contracts
Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.
Repurchase agreements, FHLB advances and collateral on derivative instruments
The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.
Investments and Investment Income
Bonds
Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds
51

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.
For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $10,854 and $46,237 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2023 and 2022, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2023 and 2022, 99% and 93%, respectively, of the Company’s securities with sub-prime exposure are rated as investment grade.
Stocks
Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.
Investments in common stocks are carried at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.
Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 9 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Investments in common stock of affiliated subsidiaries NRNT and SRNT are valued at audited GAAP equity. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Mortgage loans
Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

52

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Policy loans
Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.
Cash, cash equivalents and short-term investments
Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.
Other invested assets
Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.
Other-than-temporary impairment losses
The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the statements of admitted assets, liabilities, and capital and surplus date, the Company must assess whether the impairment is other-than-temporary.
The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the statements of admitted assets, liabilities, and capital and surplus date.
When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.
53

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.
For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.
Investment income
Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.
Net realized investment gains (losses)
Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.
Net unrealized investment gains (losses)
Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.
See Note 3 for further discussion of the Company’s investments and investment income.
Derivatives and derivative instruments
Derivative instruments consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC 191-97 as discussed in the prescribed practice footnote. The Company does not sell or settle its options prior to maturity.
54

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.
The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.
See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

55

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Accrued investment income
Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due. The aggregate deferred interest at December 31, 2023 was $0. The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance at December 31, 2023 was $132,223. At December 31, 2023, the gross, nonadmitted, and admitted interest income due and accrued was as follows:

2023
Gross	$534,434
Nonadmitted	—
Admitted	534,434
Interest maintenance reserve
During 2023, SAPWG adopted INT23-01, allowing admittance of net negative IMR subject to certain exclusions and restrictions. The Company elected to apply this guidance beginning September 30, 2023. The general account had net negative (disallowed) IMR of $93,118. Insulated separate accounts did not have negative IMR as of December 31, 2023. $74,012 of negative IMR was admitted in the general account. Adjusted capital and surplus was $4,461,768. The admitted IMR is 1.7% of adjusted capital and surplus. Admitted IMR is reported in Other surplus funds on the Statements of Admitted Assets.

The Company has $11,481 in unamortized losses in IMR from derivatives that were reported at fair value prior to the termination of the derivative.

Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies, without deviation. IMR losses for fixed income related derivatives, although in accordance with prudent and documented risk management procedures in accordance with the Company’s derivative and use plans, are not admitted. Asset sales that generated admitted negative IMR were not compelled by liquidity pressure.
Future policy benefits and policy and contract claims
Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.
The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.50% to 6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.
The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The
56

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $153,980 and a net reserve of $133,198 over what would have been calculated if only using the 2011 method as of December 31, 2023. The impact of performing the VM method calculations resulted in a gross reserve of $594,798 and a net reserve of $319,612 over what would have been calculated if only using the 2011 method as of December 31, 2022.
Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.
The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.
Reinsurance
For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.
Premiums and related costs
Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.
Repurchase agreements
As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.
A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.
Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions
57

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. Adjusted deferred income tax assets, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted deferred tax assets are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the balance sheet date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing deferred income tax liabilities. The remaining deferred income tax assets in excess of the above are non-admitted. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.
If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.
The Company made an accounting policy election to disregard CAMT status when evaluating deferred tax assets under the regular corporate tax system associated with the Inflation Reduction Act of 2022 (the Act).
See Note 13 for the Company’s SSAP No. 101 calculation.
Variable life and annuity products
A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.
Separate accounts guaranteed by the general account
Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees, pension risk transfer policies and registered index-linked annuities. The assets in these separate accounts are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa except for derivatives in the RILA separate account that are held at market value. The Company assumes the underlying risk for the performance of the assets in these separate accounts. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.
Correction of errors
During 2023, the Company recorded an error correction related to an over accrual of net investment income in prior periods on certain investments. As a result of this correction, surplus has been decreased by $36,498 as a correction of an error in the 2023 statements of changes in capital and surplus. The Company does not view this error as a material misrepresentation of its 2022 statutory financial statements.
58

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2023
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,965,730	$54,716,780	$—	$43,823,680	$5,142,050	$—
Preferred stocks	951,265	986,390	—	942,881	8,384	—
Common stocks - other	247,960	247,960	95,864	148,276	3,820	—
Mortgage loans	3,646,156	3,790,420	—	3,646,156	—	—
Policy loans	528,710	528,710	—	528,710	—	—
Cash, cash equivalents and short-term investments	1,709,173	1,709,358	339,129	1,370,044	—	—
Derivative instruments	1,744,190	641,206	7,295	1,736,895	—	—
Other invested assets	1,537,311	1,542,032	—	810,107	727,204	11,660
Separate accounts	6,334,467	6,655,453	3,010,291	3,189,136	135,040	—

Financial liabilities:
Liabilities for deposit-type contracts	$451,762	$443,181	$—	$—	$451,762	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,089,458	8,197,190	358,445	7,731,013	—	—
Derivative instruments	851,587	249,442	—	851,587	—	—
59

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	December 31, 2022
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,930,547	$56,710,124	$—	$44,114,787	$4,815,760	$—
Preferred stocks	1,601,753	1,653,807	—	1,594,819	6,934	—
Common stocks - other	309,008	309,008	172,306	132,912	3,790	—
Mortgage loans	3,666,321	3,835,425	—	3,666,321	—	—
Policy loans	459,745	459,745	—	459,745	—	—
Cash, cash equivalents and short-term investments	720,895	722,450	477,259	243,636	—	—
Derivative instruments	555,182	621,508	4,342	550,840	—	—
Other invested assets	1,478,247	1,585,747	—	774,261	703,986	17,133
Separate accounts	5,715,998	6,170,040	2,755,051	2,822,444	138,503	—

Financial liabilities:
Liabilities for deposit-type contracts	$486,123	$479,550	$—	$—	$486,123	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,838,841	8,029,978	151,286	7,687,555	—	—
Derivative instruments	243,868	286,138	—	243,868	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
60

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.
The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
61

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2023
	Level 1		Level 2		Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—		$4,700		$2,567	$—	$7,267
Preferred stocks	—		696,120		8,000	—	704,120
Common stocks - other	95,864		148,276		3,820	—	247,960
Derivative instruments - interest rate swaps	—		2,860		—	—	2,860
Derivative instruments - futures	7,295		—		—	—	7,295
Separate account assets (a)	2,940,919		—		—	—	2,940,919

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	12,530	$8,653	—	$—	$—	$8,653
Derivative instruments - foreign exchange forwards	—		1,761		—	—	1,761

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$4,516	$11,304	$—	$15,820
Preferred stocks	—	1,364,999	—	—	1,364,999
Common stocks - other	172,306	132,912	3,790	—	309,008
Derivative instruments - interest rate floors and swaps	—	14,950	—	—	14,950
Derivative instruments - foreign exchange forwards	—	1,835	—	—	1,835
Derivative instruments - futures	4,342	—	—	—	4,342
Separate account assets (a)	2,684,558	—	—	—	2,684,558

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	$12,530	$—	$—	$12,530
Derivative instruments - foreign exchange forwards	—	1,678	—	—	1,678
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs.
62

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.
The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2023
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$11,304	$—	$—	$—	$(554)	$—	$(8,183)	$2,567
Preferred stocks	—	8,000	—	—	—	—	—	8,000
Common stocks - other	3,790	—	—	—	30	—	—	3,820
Total assets	$15,094	$8,000	$—	$—	$(524)	$—	$(8,183)	$14,387

	December 31, 2022
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$11,304	$—	$—	$—	$—	$—	$11,304
Common stocks - other	6,114	—	—	—	(948)	73	(1,449)	3,790
Total assets	$6,114	$11,304	$—	$—	$(948)	$73	$(1,449)	$15,094
63

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2023
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,396,220	$6,709	$633,930	$2,768,999
All other governments	1,248,653	140	309,890	938,903
U.S. special revenue & special assessment obligations, non-guaranteed	12,223,325	134,437	1,485,697	10,872,065
Industrial and miscellaneous	36,771,743	287,338	3,741,240	33,317,841
Bank loans	748,234	9,411	20,898	736,747
Parent, subsidiaries and affiliates	328,605	3,561	991	331,175
Total bonds	$54,716,780	$441,596	$6,192,646	$48,965,730

Preferred stocks	$986,390	$1,423	$36,548	$951,265

	December 31, 2022
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,372,011	$4,027	$730,439	$2,645,599
All other governments	1,303,556	1,720	343,952	961,324
U.S. special revenue & special assessment obligations, non-guaranteed	12,642,252	120,823	1,658,597	11,104,478
Industrial and miscellaneous	37,734,661	104,779	5,214,106	32,625,334
Bank loans	1,292,873	8,857	52,730	1,249,000
Parent, subsidiaries and affiliates	364,771	2,469	22,428	344,812
Total bonds	$56,710,124	$242,675	$8,022,252	$48,930,547

Preferred stocks	$1,653,807	$912	$52,966	$1,601,753
64

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The cost, gross unrealized gains, gross unrealized losses, and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$782,822	$107,407	$—	$890,229
Other	256,428	47	8,515	247,960
Total	$1,039,250	$107,454	$8,515	$1,138,189

	December 31, 2022
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$101,422	$163,487	$—	$264,909
Other	340,438	18	31,448	309,008
Total	$441,860	$163,505	$31,448	$573,917
The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2023
	Admitted Value	Estimated Fair Value

Due in one year or less	$640,913	$642,857
Due after one year through five years	4,662,846	4,601,919
Due after five years through ten years	6,899,048	6,436,041
Due after ten years	28,068,287	23,948,933
Securities not due at a single maturity date (primarily mortgage-backed securities)	14,445,686	13,335,980
Total bonds	$54,716,780	$48,965,730

As of December 31, 2023, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $43,508 and fair value of $45,126. As of December 31, 2022, the Company had 17 bonds rated 5GI with a book adjusted carrying value of $116,435 and fair value of $96,426. There were no preferred stocks rated 5GI as of December 31, 2023 or December 31, 2022.
65

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$133,567	$962	$2,440,915	$632,968	$2,574,482	$633,930
All other governments	6,577	2,205	929,184	307,685	935,761	309,890
U.S. special revenue & special assessment obligations, non-guaranteed	355,913	5,329	7,828,557	1,480,368	8,184,470	1,485,697
Industrial and miscellaneous	1,977,341	87,288	23,450,646	3,653,952	25,427,987	3,741,240
Bank loans	72,611	3,863	243,805	17,035	316,416	20,898
Parent, subsidiaries and affiliates	—	—	58,187	991	58,187	991
Total bonds	2,546,009	99,647	34,951,294	6,092,999	37,497,303	6,192,646

Preferred stocks - redeemable	—	—	147,002	36,548	147,002	36,548
Total bonds and preferred stocks	$2,546,009	$99,647	$35,098,296	$6,129,547	$37,644,305	$6,229,194

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$1,632,556	$337,322	$800,744	$393,117	$2,433,300	$730,439
All other governments	591,550	179,751	346,675	164,201	938,225	343,952
U.S. special revenue & special assessment obligations, non-guaranteed	7,986,743	1,242,951	877,623	415,646	8,864,366	1,658,597
Industrial and miscellaneous	23,298,708	3,559,964	6,319,592	1,654,142	29,618,300	5,214,106
Bank loans	784,235	40,296	158,788	12,434	943,023	52,730
Parent, subsidiaries and affiliates	85,870	20,867	48,004	1,561	133,874	22,428
Total bonds	34,379,662	5,381,151	8,551,426	2,641,101	42,931,088	8,022,252

Preferred stocks - redeemable	184,634	52,966	—	—	184,634	52,966
Total bonds and preferred stocks	$34,564,296	$5,434,117	$8,551,426	$2,641,101	$43,115,722	$8,075,218

66

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
At December 31, 2023, the Company held 15,817 positions in bonds and preferred stocks. The table above includes 11,572 positions of 1,438 issuers as of December 31, 2023. As of December 31, 2023, 90% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2023, bonds and preferred stocks in an unrealized loss position had fair value equal to 86% of amortized cost.
The following summarizes the unrealized losses by investment category as of December 31, 2023.
U.S. government
The unrealized losses on U.S. government securities represent 10% of total unrealized losses at December 31, 2023. The total unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. The unrealized losses are due to securities with book yields lower than the market yield available on similar securities at December 31, 2023. Interest rates declined during 2023 due to tightening credit spreads causing increases in the fair values of U.S. government securities held compared to 2022. The previous table indicates less than 1% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company did not take any OTTI on U.S. government securities in 2023. The Company took impairment losses of $6,653 in 2022 on U.S. government securities due to the intent to sell those securities. The Company does not intend to sell and has the ability to retain all other U.S. government securities until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2023.
All other governments
The unrealized losses on all other governments represent 5% of total unrealized losses at December 31, 2023. The total unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2023. Interest rates declined during 2023 due to tightening credit spreads causing increases in the fair values of all other government securities held compared to 2022. The previous table indicates 1% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2023.
U.S. special revenue and special assessment obligations, non-guaranteed
The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 24% of total unrealized losses at December 31, 2023. The total unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. The unrealized losses are applicable to securities with book yields higher than the market yield available on similar securities at December 31, 2023. Interest rates decreased during 2023 due to tightening of credit spreads causing increases in the fair values of U.S. special revenue and special assessment obligations, non-guaranteed securities held compared to 2022. The table indicates less than 1% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company recognized $21,554 of OTTI in 2023 on securities that the Company did not have the intent to hold until recover of value. The Company recognized OTTI of $6,098 on these securities in 2022. For loan-backed and structured securities, the analysis includes comparing the present value of future cash flows to the security’s amortized cost. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the ability to retain the investment until recovery of the security’s amortized cost, the security is not considered to be other-than-temporarily impaired.

67

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Industrial and miscellaneous
The unrealized losses on industrial and miscellaneous, represent 60% of unrealized losses at December 31, 2023 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various assets. The unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. Interest rates declined during 2023 due to tightening credit spreads causing increases in the fair values of industrial and miscellaneous securities held compared to 2022. The table indicates 2% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. The Company recognized OTTI of $78,272 in 2023 on industrial & miscellaneous securities due to the inability or lack of intent to hold the securities until recovery. In 2022, the Company recognized OTTI of $72,502 on industrial and miscellaneous securities. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the intent and ability to retain the investment until recovery of the security’s amortized cost; the security is not considered to be other-than-temporarily impaired.
Bank loans
The unrealized losses on bank loans, represent less than 1% of unrealized losses at December 31, 2023. The unrealized losses in this category have decreased slightly at December 31, 2023 compared to December 31, 2022. The table indicates 18% of the unrealized losses have been in an unrealized loss position for less than twelve months. Interest rates declined during 2023 due to tightening credit spreads causing increases in the fair values of bank loans held compared to 2022. The Company recognized $5,851 of OTTI on bank loans in 2023. The Company recognized OTTI of $5,478 on bank loans in 2022. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the ability to retain the investment until recovery of the security’s amortized cost; the security is not considered to be other-than-temporarily impaired
Parent, subsidiaries and affiliates
The unrealized losses on parent, subsidiaries and affiliates, represent less than 1% of unrealized losses at December 31, 2023. The unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. The table indicates that none of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2023.
Preferred stocks
This category, which represents 1% of unrealized losses at December 31, 2023, consists of redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses in this category have decreased at December 31, 2023 compared to December 31, 2022. The table indicates that none of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. The Company recognized OTTI of $147,250 in 2023 related to securities from a financial institution that was taken over by regulators. Other than previously mentioned, the Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2023.

68

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at time of OTTI	Date of Financial Statement Where Reported
78520EAA4	$47,721	$208	$47,513	$45,696	3/31/2023
693342AH0	19,351	9	19,342	19,326	3/31/2023
682337AA8	32,500	128	32,372	31,313	3/31/2023
46619XAA1	8,144	179	7,965	7,331	3/31/2023
46619RAA4	14,191	465	13,726	12,841	3/31/2023
46617TAA2	10,827	76	10,751	9,929	3/31/2023
46590UAA0	39,433	386	39,047	35,725	3/31/2023
456606AF9	255	81	174	177	3/31/2023
02149HBR0	680	220	460	440	6/30/2023
05532CAK5	747	234	513	468	6/30/2023
05532EAR6	7,262	2,229	5,033	4,952	6/30/2023
12668A2P9	2,461	479	1,982	1,869	6/30/2023
45660LA25	1,633	48	1,585	1,210	6/30/2023
46616PAA1	17,562	509	17,053	16,168	6/30/2023
46616QAA9	6,954	230	6,724	6,328	6/30/2023
46616VAA8	11,309	869	10,440	9,891	6/30/2023
61748JAE7	2,398	457	1,941	1,112	6/30/2023
74958WAB2	1,626	84	1,542	1,214	6/30/2023
76113NAC7	1,791	126	1,665	1,470	6/30/2023
80306AAA8	19,116	683	18,433	15,630	6/30/2023
12479RAF4	8,331	95	8,236	7,910	6/30/2023
693342AJ6	18,343	65	18,278	11,969	6/30/2023
88240TAB7	22,907	55	22,852	19,367	6/30/2023
00103CAJ8	6,243	518	5,725	5,725	9/30/2023
61748JAE7	1,926	779	1,147	1,057	9/30/2023
038779AB0	48,181	5,527	42,654	42,655	9/30/2023
40166L703	884	328	556	565	9/30/2023
05532VBB2	188	24	164	158	12/31/2023
07388DAC2	928	23	905	804	12/31/2023
12639MFA8	1,565	187	1,378	1,303	12/31/2023
17309KAK3	806	32	774	755	12/31/2023
		$15,333
Impairments of $9,318 and $6,015 were recognized during the year due to intent to sell and the amortized cost basis of the security exceeding the present value of expected future cash flows from the security, respectively. Additionally, no impairments were recognized during the year due to the inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis.
69

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2023	2022	2021
Bonds	$2,534,053	$2,351,761	$2,313,227
Preferred stocks	78,691	88,961	79,100
Common stocks	14,703	15,105	13,208
Mortgage loans	176,173	183,527	188,120
Real estate	6,525	6,525	10,074
Policy loans	29,270	23,969	21,190
Cash, cash equivalents and short-term investments	79,043	6,106	2,397
Derivative instruments	(255,426)	(403,530)	764,920
Other invested assets	166,654	197,483	289,754
Other investment income	5,344	3,283	2,318
Total gross investment income	2,835,030	2,473,190	3,684,308
Less: Investment expenses	494,065	284,294	233,552
Net investment income	$2,340,965	$2,188,896	$3,450,756
Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $61, $22,546, and $76,125 of net investment income for the years ended December 31, 2023, 2022, and 2021, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 1, 30, and 83 for the years ended December 31, 2023, 2022, and 2021, respectively.
The Company recognized $0, $678, and $3,225 of net investment income for the years ended December 31, 2023, 2022, and 2021, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 0, 7, and 16 for the years ended December 31, 2023, 2022, and 2021, respectively.
70

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2023	2022	2021
Bonds	$(222,049)	$(232,283)	$666,002
Preferred stocks	(240,506)	(511)	3,713
Common stocks - other	(25,172)	(1,450)	17,119
Mortgage loans	(12,541)	(70)	13,022
Short-term investments	—	(23)	599
Derivative instruments	(18,165)	13,952	3,604
Other invested assets	4,572	362	27,039
Realized capital gains (losses)	(513,861)	(220,023)	731,098
Income tax effects	122,649	30,414	(180,995)
Amounts transferred to IMR (net of federal income taxes of $(29,010), $(41,769) and $153,881)	109,132	157,131	(578,886)
Net realized capital losses	$(282,080)	$(32,478)	$(28,783)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2023	2022	2021
Proceeds from sales	$5,304,764	$7,633,843	$7,345,316
Gross realized gains	63,968	101,055	742,989
Gross realized losses	(293,228)	(231,403)	(38,326)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.
Mortgage loans
The following table summarizes the Company’s mortgage loans by property type:

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,549,095	41%	$1,679,943	44%
Retail	779,294	21%	770,983	20%
Hotel	745,283	20%	646,030	17%
Industrial	387,114	10%	302,512	8%
Multi-family	192,096	5%	275,721	7%
Other	122,914	3%	123,418	3%
Medical	14,624	0%	36,818	1%
Total	$3,790,420	100%	$3,835,425	100%

71

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Mortgage loans by United States geographic locations are as follows:

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,148,049	30%	$1,061,650	27%
South Atlantic	924,705	24%	946,011	25%
Middle Atlantic	830,001	22%	914,950	24%
Mountain	494,743	13%	364,931	10%
New England	163,628	4%	167,405	4%
West North Central	74,350	2%	75,909	2%
East North Central	63,122	2%	120,789	3%
East South Central	61,107	2%	136,932	4%
West South Central	30,715	1%	46,848	1%
	$3,790,420	100%	$3,835,425	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2023	$300,200	8%
2022	934,103	25%
2021	330,585	9%
2020	142,486	4%
2019 and prior	2,083,046	54%
	$3,790,420	100%
The Company has no outstanding commitments on mortgage loans at December 31, 2023.
Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2023, there were two non-performing commercial mortgage loans, with carrying values of $6,769 that were over 90 days past due on contractual payments. At December 31, 2022, there were no non-performing commercial loans that were over 90 days past due on contractual payments.
Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.
72

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2023		December 31, 2022
	Carrying Value	% of Total	Carrying Value	% of Total
Internal credit risk grade:
CM1	$1,748,099	46%	1,487,058	39%
CM2	1,725,213	46%	2,099,831	54%
CM3	267,915	7%	191,230	5%
CM4	15,829	0%	37,742	1%
In or near default	33,364	1%	19,564	1%
Total mortgage loans	$3,790,420	100%	$3,835,425	100%
The Company acquired 6 new commercial mortgage loans in 2023 with interest rates ranging from 4.58% to 6.70%.
Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2023		December 31, 2022
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$2,108,878	56%	$2,343,810	60%
50% to 60%	939,488	25%	1,137,486	30%
61% to 70%	735,060	19%	334,565	9%
71% to 80%	6,994	0%	—	0%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%
Over 100%	$—	0%	$19,564	1%
Total mortgage loans	$3,790,420	100%	$3,835,425	100%
The loan-to-value ratio is determined using the most recent appraised value. Appraisals are ordered at origination, and updated when and if there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.
The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $12,207 and $3,456 at December 31, 2023 and 2022, respectively.

73

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Three mortgage loans were impaired during the year ended December 31, 2023, via direct write down of the carrying amount of the loans in the amount of $11,442. The impairments were recognized in net realized capital losses in the statements of operations. There were no mortgage loans impaired during the year ended December 31, 2022. One mortgage loan was impaired during the year ended December 31, 2021, via direct write down of the carrying amount of the loan in the amount of $5,936. The impairment was recognized in net realized capital losses in the statements of operations.

The recorded investment and unpaid principal balance of the impaired mortgage loans are $45,570 and $57,012, respectively, as of December 31, 2023. The average recorded investment in impaired loans was $34,176 and $23,391 for the years ended December 31, 2023 and 2022, respectively.
The Company did not take ownership of real estate in satisfaction of any mortgage loans during 2023 and 2022. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.
Credit risk concentration
The Company generally strives to maintain a diversified invested assets portfolio. Credit risk concentrations to any single issuer or groups of issuers with similar credit profiles are closely monitored. Other than investments in U.S. government or U.S. government agencies, the Company has no significant concentration of credit risk.
Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2023
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,204,335	8%	8%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,274	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	45,632	0%	0%
Total restricted assets	$9,474,312	12%	12%

	December 31, 2022
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$5,580,088	7%	7%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,295	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	48,119	0%	0%
Total restricted assets	$8,837,209	11%	11%
74

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2023 and 2022, the Company owns common stock totaling $148,276 and $132,912, respectively, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2023 and 2022, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).
Deposits with regulatory authorities
At December 31, 2023 and 2022, securities (primarily bonds) with admitted carrying values of $3,274 and $3,295 respectively, were on deposit with regulatory authorities as required by law.

75

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	December 31, 2023
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$24,598,064	$1,734,035	$631,051
Futures	44,103	7,295	7,295
Interest rate swaps	82,000	2,860	2,860
		$1,744,190	$641,206
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$8,653	$8,653
Foreign exchange forwards	73,311	1,761	1,761
Written options	9,187,699	841,173	239,028
		$851,587	$249,442

	December 31, 2022
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$23,095,880	$546,347	$599,246
Futures	1,537	4,342	4,342
Interest rate floors	113,000	—	—
Foreign exchange forwards	56,136	1,835	1,835
Interest rate swaps	887,000	2,658	16,085
		$555,182	$621,508
Liabilities:
Derivative instruments:
Interest rate swaps	$950,000	$12,648	$12,648
Foreign exchange forwards	52,781	1,678	1,678
Written options	7,618,908	229,542	271,812
		$243,868	$286,138
76

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2023	2022	2021
Gain (loss) recognized in net investment income
Options	$(253,237)	$(335,498)	$553,436
Futures	(860)	(72,914)	208,649
Interest rate swaps	(1,143)	3,550	(144)
Interest rate floors	(186)	1,332	2,979
	$(255,426)	$(403,530)	$764,920

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$(3,273)	$(3,813)	$1,293
Interest rate floors	186	(3,430)	(3,711)
Foreign exchange derivatives	(1,918)	1,877	31
	$(5,005)	$(5,366)	$(2,387)
The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.
Options and futures
The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.
In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.
The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.
The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

77

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Other derivative instruments
The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate floor and swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.
The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.
The following relates to interest rate swaps and interest rate floors. The interest rates are measured against SOFR:

	2023	2022
Interest rate swaps:
Fixed rates	0.72% to 3.23%	0.43% to 4.34%
Variable rates	5.61%	4.30% to 4.77%
Interest rate floors, strike rates	0.00%	3.00%

Long-dated corporate bonds with fixed coupons are paired with long dated fixed to float interest rate swaps in replication transactions. This replication asset, together with a shorter term float to fixed interest rate swap, helps match the duration and cash flows of the assets and liabilities. The interest rate swaps that are part of a replicated asset are carried at amortized cost consistent with the cash component of the replicated asset. At December 31, 2023, the Company did not hold any interest rate swaps that were part of replication assets. At December 31, 2022, the Company held interest rate swaps that were part of replication assets with a fair value of $(12,173) and a carrying value of $1,135.
Collateral on derivatives
As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $358,445 and $151,286 at December 31, 2023 and 2022, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2023, no counterparty had more than 2% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.
5.OFFSETTING OF ASSETS AND LIABILITIES
Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are
78

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.
The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.
The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2023
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$641,206	$358,445	$282,761
Total financial assets	$641,206	$358,445	$282,761

Offsetting of financial liabilities:
Derivatives	$249,442	$—	$249,442
Repurchase agreements	4,765,951	4,765,951	—
Total financial liabilities	$5,015,392	$4,765,951	$249,442

	December 31, 2022
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$621,508	$151,286	$470,222
Total financial assets	$621,508	$151,286	$470,222

Offsetting of financial liabilities:
Derivatives	$286,138	$—	$286,138
Repurchase agreements	4,805,897	4,805,897	—
Total financial liabilities	$5,092,035	$4,805,897	$286,138
6.REAL ESTATE AND EQUIPMENT
The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2023, 2022 and 2021 was $25,927, $19,886 and $22,935, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:
79

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	Range of Useful Lives	2023	2022

Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,099
Buildings and improvements	39 years	100,853	98,879
Leasehold improvements	10 years	2,115	2,162
Furniture and fixtures	7 years	6,203	6,335
Computer equipment and software	3 years	292,356	262,931
Other	5 years	38	38
		413,600	382,380
Accumulated depreciation		(250,389)	(242,523)
Nonadmitted		(60,802)	(36,059)
Net admitted value		$102,409	$103,798
The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2023	2022
Real Estate	$98,402	$99,050
Other admitted assets	4,007	4,748
At December 31, 2023 and 2022, real estate consists of $98,402 and $99,050, respectively, for the Company’s offices.
7.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $15,364 and $0 of additional common stock in 2023 and 2022, respectively. The Company did not sell any common stock in 2023 or 2022. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.
The amount of FHLB stock held is as follows:

	2023	2022
Membership stock - class A	$10,000	$10,000
Activity stock	138,276	122,912
Total	$148,276	$132,912
The Class A Membership Stock is not eligible for redemption.

At December 31, 2023 and 2022, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program.
80

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2023 is as follows:

Maturity Date	Advance	Rate
1/11/2024	$75,000	1.93%
4/1/2024	57,000	0.57%
10/4/2024	70,000	5.51%
10/30/2024	150,000	5.50%
12/18/2024	65,000	5.43%
2/3/2025	2,000	4.63%
2/10/2025	85,000	4.65%
2/11/2025	88,960	0.86%
2/14/2025	50,000	4.64%
3/14/2025	400,000	1.03%
3/17/2025	400,000	4.65%
3/18/2025	200,000	0.90%
5/2/2025	90,000	0.95%
5/19/2025	70,000	4.30%
6/27/2025	155,455	2.55%
2/3/2026	48,000	4.34%
2/10/2026	60,000	4.32%
2/14/2026	80,000	4.31%
6/26/2026	155,455	4.49%
9/9/2026	203,125	1.28%
11/20/2026	150,000	0.88%
11/23/2026	157,800	0.88%
12/18/2026	260,000	0.89%
	$3,072,795
Interest expense incurred during 2023, 2022 and 2021 was $61,853, $42,178 and $57,009, respectively, and is reported as a component of net investment income in the statements of operations. The Company has determined the actual maximum borrowing capacity as $3,889,653. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).
81

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2023	4,727,913	5,389,439	3,072,795
2022	4,797,917	5,339,067	3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2023	5,010,209	5,576,742	3,072,795
2022	4,881,464	5,383,561	3,072,795
82

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
8.REPURCHASE AGREEMENTS
The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2023
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES

Original (flow) & residual maturity

	2023
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$141,398	$121,398	$121,398	$1,398
Overnight	160,000	15,000	105,000	494,969
2 days to 1 week	220,000	248,577	178,000	494,969
>1 week to 1 month	220,000	1,054,412	203,400	494,969
>1 month to 3 months	59,000	579,398	344,969	494,969
>3 months to 1 year	1,789,367	1,789,367	1,082,969	1,107,000
>1 year	3,091,133	3,564,153	3,739,553	3,681,553

Ending balance
Open - no maturity	$121,398	$121,398	$1,398	$1,398
Overnight	—	—	—	—
2 days to 1 week	—	—	—	—
>1 week to 1 month	—	105,000	—	—
>1 month to 3 months	—	248,400	344,969	415,000
>3 months to 1 year	1,789,367	904,969	588,000	837,000
>1 year	2,855,133	3,386,153	3,681,553	3,512,553
83

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Securities sold under repo- secured borrowing

	2023
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX	$5,580,088
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,915,296	$5,310,025	$5,310,025	$5,310,025

Ending Balance
BACV	XXX	XXX	XXX	$6,204,335
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,915,296	$5,310,025	$5,075,045	$5,244,522
Securities sold under repo- secured borrowing by NAIC designation

	As of December 31, 2023
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,209,153	$1,806,089	$—
Bonds – FV	—	983,586	1,597,301	—
LB & SS – BACV	—	3,189,093	—	—
LB & SS – FV	—	2,909,734	—	—
Total assets – BACV	$—	$4,398,246	$1,806,089	$—
Total assets – FV	$—	$3,893,320	$1,597,301	$—

As of December 31, 2023
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—
84

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Collateral received- secured borrowing

	2023
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$5,680,897	$7,372,303	$5,775,289	$6,769,827
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,765,897	$4,765,920	$4,615,920	$4,765,951
Securities (FV)	—	—	—	—
Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of December 31, 2023
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,765,951	$—	$—	$—
Total collateral assets – FV	$4,765,951	$—	$—	$—

	As of December 31, 2023
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of aggregate collateral by remaining contractual maturity

As of December 31, 2023
Fair Value
Overnight and continuous	$1,398
31 to 90 days	415,000
> 90 days	4,349,553
85

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of December 31, 2023
	Amortized Cost	Fair Value
31 to 60 days	$769	$769
181 to 365 days	4,522	4,567
1 to 2 years	15,247	15,032
2 to 3 years	70,689	64,308
> 3 years	5,027,910	4,681,991
Liability to return collateral- secured borrowing

	2023
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum amount
Cash (collateral - all)	$5,680,897	$7,372,303	$5,775,289	$6,769,827
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,765,897	$4,765,920	$4,615,920	$4,765,951
Securities collateral (FV)	—	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.
9.REINSURANCE
The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2023		2022		2021
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed

Premiums written	$2,034,325	$857	$4,267,463	$874	$3,904,711	$1,666
Claims incurred	470,866	8,767	461,340	12,820	528,126	21,882
Reserve changes	800,289	(85,762)	3,366,335	(74,936)	3,480,002	(354,673)
Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance
86

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.
The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $762, $779 and $775 at December 31, 2023, 2022 and 2021, respectively, of premium under this agreement in the statements of operations. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.
The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $623,214 and $877,162 at December 31, 2023 and 2022, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.
The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $244,157 and $255,315 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, respectively.
The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. A funds withheld liability of $2,156,571 and $2,542,336 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, respectively.
The Company is a party to a coinsurance agreements with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $77,241 and $107,993, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, respectively. In addition, reserve credits of $1,105 and $1,690 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, respectively.
The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $28,214, $25,719 and $20,352 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2023, 2022 and 2021, respectively. Reserve credits of $159,599 and $152,896 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, respectively. A funds withheld liability of $122,541 and $96,129 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, respectively.
87

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $1,140,561 and $1,299,032 under this agreement on December 31, 2023 and 2022, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $840,810 and $779,076 at December 31, 2023 and 2022, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $277,556 and $513,753 for 2023 and 2022, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.
On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds related to this agreement of $5,925, $789 and $10,241 during the years ended December 31, 2023, 2022 and 2021, respectively. The Company recognized reserve credits of $502,917 and $524,486 under this agreement on December 31, 2023 and 2022, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $200,043 and $201,852 at December 31, 2023 and 2022, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $302,874 and $322,634 for 2023 and 2022, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.
On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. The Company received experience refunds related to this agreement of $20,594 and $27,653 during the years ended December 31, 2023 and 2022, respectively. The Company recognized reserve credit of $435,321 and $395,144 under this agreement on December 31, 2023 and 2022, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $191,674 and $166,262 at December 31, 2023 and 2022, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $243,647 and $228,882 for 2023 and 2022, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.
On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. The Company recognized $706,449 and $629,087 at December 31, 2023 and 2022, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $966,389 and $853,955 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, respectively.
88

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of certain new fixed index annuity policies including attached riders issued on or after October 1, 2021. During 2022 the Company ceded 80% of certain multi-year guarantee fixed annuity policies with issued dates of July 1, 2022 through December 31, 2022 to SFG Bermuda. Effective October 1, 2023, for new policies issued on or after October 1, 2023, the 80% quota share is structured as a combination of funds withheld and coinsurance. The Company recognized $8,258,985 and $6,963,526 at December 31, 2023 and 2022, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $8,265,651 and $6,952,687 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, respectively. The treaty also involved the coinsurance of interest maintenance reserve generated by the assets in the funds withheld portfolio. An interest maintenance reserve credit associated with this treaty of $332,649 and $393,146 is reported as a component of interest maintenance reserves in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, respectively.
On March 6, 2019, the Insurance Commissioner of the Delaware Department of Insurance entered into a Rehabilitation and Injunction Order with Scottish Re (U.S.) Inc. (“SRUS”). On May 3, 2023, the Receiver notified the court that it has concluded that SRUS should be liquidated. The Motion for the Entry of a Liquidation and Injunction Order was filed with the court on July 14, 2023. The Order resulted in the cancellation of all reinsurance treaties as of September 30, 2023.

During 2023, due to the cancellation of the reinsurance treaty, the Company wrote off $4,145 in reserve credits, net of previous impairments for reinsurance agreements it had with SRUS. The Company has no remaining reserve credits for future claims related to reinsurance agreements with SRUS. The Company has receivables of $10,333 from SRUS for claims prior to treaty cancellation, net of impairments. Total impairments of $2,275 have been recognized on the receivables, of which $1,315 was recognized in 2023. No amounts are disputed by SRUS or its Receiver. The entire net receivable is admitted. The timing of collection is uncertain given liquidation is in progress.
The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $839,918 as of December 31, 2023.
89

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
10.FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED
Reserves for life contracts and deposit-type contracts
The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.
At December 31, 2023 and 2022, the Company had $11,708,703 and $12,839,472, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2023 and 2022, reserves to cover the above insurance totaled $284,825 and $283,017, respectively, before reinsurance ceded.
The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2023 and 2022, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $4,770,874 and $4,884,171, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2023 and 2022, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $2,508,375 and $2,362,433, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
90

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics
A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:
Individual Annuities

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$25,183,274	$—	$—	$25,183,274	70%
At book value less current surrender charge of 5% or more	58,776	—	—	58,776	0%
At fair value - separate account non- guaranteed	—	—	2,227,994	2,227,994	6%
Total with market value adjustment	25,242,050	—	2,227,994	27,470,044	76%

At book value without adjustment (minimal or no charge or adjustment)	8,344,795	—	—	8,344,795	23%

Not subject to discretionary withdrawal	264,454	93,956	—	358,410	1%
Total	33,851,299	93,956	2,227,994	36,173,249	100%
Reinsurance ceded	9,344,979	—	—	9,344,979
Total (gross - ceded)	$24,506,320	$93,956	$2,227,994	$26,828,270

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$18,814
91

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$25,469,004	$—	$—	$25,469,004	71%
At book value less current surrender charge of 5% or more	86,203	—	—	86,203	0%
At fair value - separate account non- guaranteed	—	—	2,060,022	2,060,022	6%
Total with market value adjustment	25,555,207	—	2,060,022	27,615,229	77%

At book value without adjustment (minimal or no charge or adjustment)	8,161,713	—	—	8,161,713	22%

Not subject to discretionary withdrawal	274,838	10,764	—	285,602	1%
Total	33,991,758	10,764	2,060,022	36,062,544	100%
Reinsurance ceded	8,247,561	—	—	8,247,561
Total (gross - ceded)	$25,744,197	$10,764	$2,060,022	$27,814,983

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$31,280
Group Annuities

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,394,471	$—	$—	$1,394,471	26%
At book value less current surrender charge of 5% or more	2,858	—	—	2,858	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,397,329	—	—	1,397,329	26%

At book value without adjustment (minimal or no charge or adjustment)	2,688,618	—	—	2,688,618	51%

Not subject to discretionary withdrawal	1,095,114	131,423	—	1,226,537	23%
Total (gross: direct + assumed)	5,181,061	131,423	—	5,312,484	100%
Reinsurance ceded	1,327,592	—	—	1,327,592
Total (gross - ceded)	$3,853,469	$131,423	$—	$3,984,892

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
92

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,688,307	$—	$—	$1,688,307	31%
At book value less current surrender charge of 5% or more	4,681	—	—	4,681	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,692,988	—	—	1,692,988	31%

At book value without adjustment (minimal or no charge or adjustment)	3,053,456	—	—	3,053,456	56%

Not subject to discretionary withdrawal	656,666	88,355	—	745,021	13%
Total (gross: direct + assumed)	5,403,110	88,355	—	5,491,465	100%
Reinsurance ceded	1,535,335	—	—	1,535,335
Total (gross - ceded)	$3,867,775	$88,355	$—	$3,956,130

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
Deposit-type Contracts

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,923	$—	$—	$1,923	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,923	—	—	1,923	—%

At book value without adjustment (minimal or no charge or adjustment)	210,097	—	—	210,097	47%

Not subject to discretionary withdrawal	231,778	8	—	231,786	53%
Total (gross: direct + assumed	443,798	8	—	443,806	100%
Reinsurance ceded	616	—	—	616
Total (gross - ceded)	$443,182	$8	$—	$443,190

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
93

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,835	$—	$—	$2,835	1%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	2,835	—	—	2,835	1%

At book value without adjustment (minimal or no charge or adjustment)	230,143	—	—	230,143	48%

Not subject to discretionary withdrawal	247,214	9	—	247,223	51%
Total (gross: direct + assumed	480,192	9	—	480,201	100%
Reinsurance ceded	642	—	—	642
Total (gross - ceded)	$479,550	$9	$—	$479,559

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

94

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Analysis of life actuarial reserves by withdrawal characteristics

	2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$9,393,963	$9,364,331	$9,315,275
Universal life with secondary guarantees	435,643	347,932	2,172,614
Indexed universal life	4,667,561	4,189,721	4,207,153
Indexed universal life with secondary guarantees	655,277	486,515	1,021,642
Other permanent cash value life insurance	195,531	195,531	319,661
Variable universal life	91,044	90,282	94,285

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,412,031
Accidental death benefits	—	—	638
Disability - active lives	—	—	6,998
Disability - disabled lives	—	—	41,105
Miscellaneous reserves	—	—	290,550
Total	15,439,019	14,674,312	18,881,952
Reinsurance ceded	659,441	524,627	3,491,214
Total net of reinsurance ceded	$14,779,578	$14,149,685	$15,390,738

	2023
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,124,939	$3,124,939	$3,124,190
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,124,939	3,124,939	3,124,190
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,124,939	$3,124,939	$3,124,190

	2023
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
95

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	687,111	678,769	681,133

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	687,111	678,769	681,133
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$687,111	$678,769	$681,133

	2022
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$9,875,415	$9,840,206	$9,736,529
Universal life with secondary guarantees	506,231	389,178	2,339,631
Indexed universal life	4,559,359	4,088,431	4,108,425
Indexed universal life with secondary guarantees	598,568	438,893	961,555
Other permanent cash value life insurance	190,130	190,130	305,570
Variable universal life	89,761	88,881	93,167

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,401,267
Accidental death benefits	—	—	675
Disability - active lives	—	—	7,369
Disability - disabled lives	—	—	39,504
Miscellaneous reserves	—	—	282,329
Total	15,819,464	15,035,719	19,276,021
Reinsurance ceded	652,819	509,803	3,567,007
Total net of reinsurance ceded	$15,166,645	$14,525,916	$15,709,014

	2022
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,990,787	$2,990,787	$2,990,132
96

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	2,990,787	2,990,787	2,990,132
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$2,990,787	$2,990,787	$2,990,132

2022
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	598,793	588,639	591,828

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	598,793	588,639	591,828
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$598,793	$588,639	$591,828

Policy premium due, deferred and uncollected
Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.
97

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$8,416	$540	$8,324	$519
Ordinary - renewal	83,555	171,360	85,613	169,367
	$91,971	$171,900	$93,937	$169,886
11.SEPARATE ACCOUNTS
The Company has separate accounts for its variable life and annuity business, a portion of its pension risk transfer business, registered index-linked annuity business, and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2023	2022
Reserves at December 31 for accounts with assets at:
Market value	$2,909,126	$2,651,850
Amortized cost	3,349,569	3,089,250
Total reserves	$6,258,695	$5,741,100
By withdrawal characteristics:
At book value without MV adjustment and with current
surrender charges less than 5%	$6,033,316	$5,641,981
Not subject to discretionary withdrawal	225,379	99,119
Total reserves	$6,258,695	$5,741,100
Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

	2023	2022	2021
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$456,725	$453,431	$651,572
Transfers from separate accounts	(444,453)	(353,931)	(394,848)
Net transfers to (from) the separate accounts as reported in the statements of operations	$12,272	$99,500	$256,724

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $31,842, $125,286, $47,870, $48,759 and $48,744 as of December 31, 2023, 2022, 2021, 2020 and 2019, respectively. The risk charges remitted to the general account associated with these guarantees was $756, $800, $868, $747 and $512 for 2023, 2022, 2021, 2020 and 2019, respectively.

98

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
12.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $603,313 in 2024 an amount that is based on restrictions relating to the 2023 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,791,105 is unrestricted and held for the benefit of the Company’s stockholder.
During 2023, the Company paid ordinary cash dividends in the amounts of $100,000 on April 5, $36,000 on September 30, and $184,000 on December 31 to its stockholder, SFG.
On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2023, 2022 and 2021. The Company has recognized life-to-date interest of $110,150.
On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2023, 2022 and 2021. The Company has recognized life-to-date interest of $126,000.
On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2023, 2022, and 2021. The Company has recognized life-to-date interest of $112,747.
On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2023, 2022, and 2021. The Company has recognized life-to-date interest of $72,000.
On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $13,000 in 2023 and 2022, respectively, and 10,863 in 2021. The Company has recognized life-to-date interest of $36,863.
On May 4, 2022, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.1% payable in semi-annual installments. The maturity date of the note is March 31, 2052. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,200 and $4,980 in 2023 and 2022, respectively. The Company has recognized life-to-date interest of $17,180.
99

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
13.INCOME TAXES
The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$633,770	$51,622	$685,392	$609,794	$154,122	$763,916	$23,976	$(102,500)	$(78,524)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	633,770	51,622	685,392	609,794	154,122	763,916	23,976	(102,500)	(78,524)
Deferred tax assets nonadmitted	216,747	—	216,747	242,738	—	242,738	(25,991)	—	(25,991)
Subtotal net admitted deferred tax asset	417,023	51,622	468,645	367,056	154,122	521,178	49,967	(102,500)	(52,533)
Deferred tax liabilities	109,852	—	109,852	112,140	21,346	133,486	(2,288)	(21,346)	(23,634)
Net admitted deferred tax assets	$307,171	$51,622	$358,793	$254,916	$132,776	$387,692	$52,255	$(81,154)	$(28,899)
100

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$51,622	$51,622	$—	$154,122	$154,122	$—	$(102,500)	$(102,500)
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	307,171	—	$307,171	254,916	—	$254,916	52,255	—	$52,255
Adjusted gross deferred be realized following the balance sheet date	307,171	—	$307,171	254,916	—	254,916	52,255	—	52,255
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	680,367	XXX	XXX	700,918	XXX	XXX	(20,551)
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	109,852	—	$109,852	112,140	—	112,140	(2,288)	—	$(2,288)
Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$417,023	$51,622	$468,645	$367,056	$154,122	$521,178	$49,967	$(102,500)	$(52,533)
101

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	785%	753%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,535,779	$4,671,065
The impact of tax planning strategies at December 31 is as follows:

	2023		2022		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$633,770	$51,622	$609,794	$154,122	$23,976	$(102,500)
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	2.0%	7.5%	1.1%	17.4%	0.9%	(9.9)%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$417,023	$51,622	$367,056	$154,122	$49,967	$(102,500)
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	3.9%	14.4%	2.2%	34.2%	1.7%	(19.8)%
The Company’s tax-planning strategies do not include the use of reinsurance.
There are no deferred tax liabilities that have not been recognized.
Current income taxes incurred consist of the following major components at December 31:

	2023	2022	2021
Current income tax:
Federal income tax on operations	$184,622	$158,428	$137,652
Federal income tax on net capital gains	(122,649)	(30,414)	180,995
Other	(154,806)	(27,504)	(14,838)
Federal and foreign income taxes incurred	$(92,833)	$100,510	$303,809
102

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The components of deferred tax assets and deferred tax liabilities are as follows:

	2023	2022	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$279,718	$279,341	$377
Investments	12,785	1,145	11,640
Deferred acquisition costs	270,517	267,781	2,736
Fixed assets	12,428	7,196	5,232
Compensation and benefits accrual	2,911	2,738	173
Pension accrual	31,565	31,114	451
Receivables - nonadmitted	138	1,596	(1,458)
Other (including items <5% of total ordinary tax assets)	23,708	18,883	4,825
Subtotal	633,770	609,794	23,976

Nonadmitted	216,747	242,738	(25,991)

Admitted ordinary deferred tax assets	417,023	367,056	49,967

Capital
Investments	51,622	154,122	(102,500)
Admitted capital deferred tax assets	51,622	154,122	(102,500)
Admitted deferred tax assets	$468,645	$521,178	$(52,533)

Deferred Tax Liabilities:
Ordinary
Investments	$37,395	$29,240	$8,155
Fixed assets	4,604	7,721	(3,117)
Deferred and uncollected premium	36,099	35,676	423
Policyholder reserves	25,206	38,298	(13,092)
Other (including items <5% of total ordinary tax liabilities)	6,548	1,205	5,343
Subtotal	109,852	112,140	(2,288)
Capital
Investments	—	21,346	(21,346)
Deferred tax liabilities	109,852	133,486	(23,634)
Net deferred tax assets	$358,793	$387,692	$(28,899)

103

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2023, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$25,046	21.0%
IMR amortization	439	0.4%
Tax exempt income	(40,278)	(34.4)%
Tax credits	(38,842)	(33.2)%
Change in nonadmitted assets	(8,637)	(7.4)%
Other	(19,458)	(16.6)%
Total statutory income taxes	$(81,730)	(70.2)%

Federal income taxes incurred	$(92,833)	(79.7)%
Change in net deferred income taxes	11,103	9.5%
Total statutory income taxes	$(81,730)	(70.2)%
At December 31, 2023, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $0 in 2023, $0 in 2022 and $75,754 in 2021.
On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022 (the Act). The Act contained various tax-related provisions, including the establishment of a new 15 percent corporate alternative minimum tax (CAMT) on adjusted financial statement income for certain large corporations effective for tax years beginning on or after January 1, 2023. Uncertainty remains regarding the continued implementation of and potential adjustments to the Act. The Company expects to be an applicable corporation subject to the new CAMT to 2023. However, the Company does not expect the CAMT will have a material impact on either its effective tax rate or cash tax liabilities.
The Company is under IRS examination for the years 2014-2022. Years prior to 2014 are closed. At this time, there have been no proposed adjustments and the Company does not anticipate any adjustments that will have a material effect on the financial statements.
104

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

14.EMPLOYEE BENEFIT PLANS
The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.
As of December 31, 2023, the Company anticipates contributing the following amounts to its health care plan:

2024	$944
2025	—
2026	—
2027	—
2028	—
Thereafter	—
The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2023 and 2022:

	Underfunded
Change in Postretirement Benefits	2023	2022	2021
Benefit obligation at beginning of year	$25,915	$32,841	$35,149
Service cost	1,048	1,674	1,600
Interest cost	1,174	948	814
Contribution by plan participants	376	447	509
Actuarial gain (loss)	(651)	(8,795)	(4,199)
Benefits paid	(1,478)	(1,200)	(1,032)
Plan amendments	(25,361)	—	—
Benefit obligation at end of year	$1,023	$25,915	$32,841

	Postretirement Benefits
Change in plan assets	2023	2022
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	1,102	753
Aplan participants' contributions	376	447
Benefits paid	(1,478)	(1,200)
Business combinations, divestitures and settlements	—	—
Fair value of plan assets at end of year	$—	$—
105

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)

	Postretirement Benefits
Components of net periodic benefit costs	2023	2022	2021
Service cost	$1,048	$1,674	$1,600
Interest cost	1,174	948	814
Gains and losses	(493)	207	367
Prior service cost or credits	(96)	(96)	(96)
Total net periodic benefit cost	$1,633	$2,733	$2,685

Amounts in unassigned funds (surplus) recognized	Postretirement Benefits
as components of net periodic benefit cost	2023	2022	2021
Net prior service cost or credit arising during the period	$(25,361)	$—	$—
Net prior service cost or credit recognized	96	96	96
Net gain and loss arising during the period	(651)	(8,795)	(4,199)
Net gain and loss recognized	493	(207)	(367)
Items not yet recognized as a component of net periodic cost - current year	$(25,423)	$(8,906)	$(4,470)

Amounts in unassigned funds (surplus) that have not
yet been recognized as components of net periodic	Postretirement Benefits
benefit cost	2023	2022
Net prior service cost or credit	$(96)	$—
Net recognized gains and losses	(5,522)	(298)

Weighted-average assumptions used to determine	Postretirement Benefits
net periodic benefit cost as of December 31	2023	2022
Weighted-average discount rate	5.00%	2.75%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine	Postretirement Benefits
projected benefit obligation as of December 31	2023	2022
Weighted average discount rate	5.56%	5.00%
Rate of compensation increase	n/a	n/a
The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.
Compensation expense is recognized as shares to participants are committed to be released.
The expense for 2023, 2022 and 2021 was $43,268, $27,486 and $33,375, respectively.

106

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
15.OTHER RELATED PARTY TRANSACTIONS
The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $61,772, $45,222 and $36,321 in 2023, 2022 and 2021 , respectively, related to these contracts.
In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000. In 2016, the Company issued additional GICs of $100,000. During 2020, the contracts were surrendered. In 2021, Midland National reissued GICs to SEI for $200,000 that had been surrendered in 2020. In 2022, $101,000 of the contracts were surrendered. The remaining contracts have an account value of $86,115 and $100,687 at December 31, 2023 and 2022, respectively, and are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $3,612, $1,689 and $1,386 in 2023, 2022 and 2021, respectively.
The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”). SEI holds an indirect interest in Guggenheim. During 2023, 2022 and 2021, the Company incurred fees of $38,669, $39,252 and $53,321, respectively, for these investment management services.
The Company pays investment fees to SFGAM, an affiliate registered investment advisor. During 2023 and 2022, the Company incurred $20,597 and $5,141, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.
Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. The Company incurred expense of $7,219, $8,528 and $7,651 in 2023, 2022 and 2021, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.
In December 2020, the Company originated a commercial mortgage loan for Pathfinder Ranches, LLC, which is an indirect subsidiary of SEI in the amount of $25,000. The loan had a rate of 4.35% and was set to mature in 2027. In 2022, Pathfinder Ranches, LLC prepaid the entire remaining principal of the loan. A prepayment fee of $4,718 was collected at the time of the payoff. Interest earned on this loan was $0, $1,147, and $1,088 in 2023, 2022, and 2021, respectively.
107

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
On April 26, 2023 and June 28, 2023, the Company established New Roots M Trust and Stone Roots M Trust (collectively, the “Trusts”), respectively, for the purpose of purchasing and managing residential mortgage loans. These entities are considered subsidiary controlled affiliation investments (“SCA”) per SSAP No. 97 8b(iii). The following table summarizes the balance sheet value and the NAIC filing response information as of December 31, 2023:

	As of December 31, 2023
	% of SCA Ownership	Gross Amt	Admitted Amt
Balance Sheet Value
SSAP No. 97 8b(iii) Entities
New Roots M Trust	100.0%	$418,403	$418,403
Stone Roots M Trust	100.0%	240,039	240,039
Total		$658,442	$658,442

	Type of Filing[1]	Date of Filing	NAIC Response Received	Resubmission Required	Code[2]
NAIC Filing Response
SSAP No. 97 8b(iii) Entities
New Roots M Trust	S1	6/21/2023	YES	NO	I
Stone Roots M Trust	S1	8/10/2023	YES	NO	I

1 S1 - Sub-1
2 I - Immaterial
No portion of the carrying values of the Trusts was nonadmitted. As the Trusts were established in the current year, there has been no Sub 2 filing with the NAIC containing their valuations.
At December 31, 2023, the Company holds an investment security issued by GPIM. The security is reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2023 (8.60% interest, $50,948 par, $50,948 reported value, due 2029). At December 31, 2022, the security was reported in bonds in the statements of admitted assets, liabilities, and capital and surplus (6.82% interest, $51,406 par, $51,383 reported value, due 2023).
The Company holds $277,657 and $313,388 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2023 and December 31, 2022, respectively. The Company also holds $1,804,865 and $1,316,224 of limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2023 and 2022, respectively.
The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $181,206, $156,558 and $147,536 in 2023, 2022 and 2021, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2023, 2022 and 2021 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2023, 2022 and 2021 for the costs incurred to render such services.
108

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100 in each of 2023, 2022, and 2021, respectively, for the costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SIG for which it was reimbursed $8,399, $6,019 and $6,305 in 2023, 2022 and 2021, respectively, for costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SFN for which it was reimbursed $22,075, $22,781 and $24,945 in 2023, 2022 and 2021, respectively, for costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to Beacon. The Company received reimbursements of $1,353, $747, and $270 in 2023, 2022 and 2021, respectively, for the costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to SFGAM. The Company received reimbursements of $979, $454, and $0 in 2023, 2022 and 2021, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $2,343, $1,500, and $500 in 2023, 2022 and 2021, respectively, for the costs incurred to render such services.
The Company issued surplus notes payable to SFG. The borrowings were $1,237,000 as of December 31, 2023 and 2022. The Company paid interest to SFG in the amount of $79,550, $72,330, and $65,213 in 2023, 2022 and 2021, respectively. See Note 12 for further discussion of these surplus notes.
The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.
16.COMMITMENTS AND CONTINGENCIES
Limited partnership and reverse mortgage commitments
At December 31, 2023 and 2022, the Company had outstanding capital commitments to limited partnerships of $1,146,262 and $1,509,768, respectively. At December 31, 2023 and 2022, the Company had outstanding capital commitments on reverse mortgages of $6,991 and $5,463, respectively.
Lease commitments
The Company leases certain equipment and office space. Rental expense on operating leases of $1,224, $1,773 and $1,871 were incurred in 2023, 2022 and 2021, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2023 are as follows:

2024	$512
2025	446
2026	313
2027	331
2028	331
Thereafter	1,687
109

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2023, 2022 and 2021 (Dollars in Thousands)
Other contingencies
Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
17.SUBSEQUENT EVENTS
The Company evaluated subsequent events through April 15, 2024, the date the financial statements were available to be issued.
On March 28, 2024 SFG made a capital contribution of $100 million to the Company. In addition, SFG issued a loan to the Company for $125 million.
There were no other subsequent event transactions that required disclosure in the financial statements.

110

F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023 AND THE YEAR ENDED DECEMBER 31, 2023
111

MIDLAND NATIONAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Sammons Financial Group, Inc.) TABLE OF CONTENTS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024 AND THE YEAR ENDED DECEMBER 31, 2023

Page(s)
Midland National Life Insurance Company
Financial Statements (unaudited)
Statements of Admitted Assets, Liabilities and Capital and Surplus- Statutory Basis	1
Statements of Operations- Statutory Basis	2
Statements of Changes in Capital and Surplus- Statutory Basis	3
Statements of Cash Flow- Statutory Basis	4
Notes to Statutory Financial Statements- Statutory Basis	6

112

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands, except par value)

	September 30, 2024	December 31, 2023
ADMITTED ASSETS	(Unaudited)
Bonds	$54,603,030	$54,716,780
Stocks
Preferred	898,389	986,390
Common - subsidiaries	1,695,577	890,229
Common - other	262,155	247,960
Mortgage loans	3,865,514	3,790,420
Real estate	96,235	98,402
Policy loans	581,209	528,710
Cash, cash equivalents and short-term investments	3,538,749	1,709,358
Receivable for securities	46,187	11,171
Derivative instruments	696,588	641,206
Other invested assets	4,727,421	4,605,249
Total cash and invested assets	71,011,054	68,225,875
Policy premiums due, deferred or uncollected	170,246	171,900
Accrued investment income	572,749	534,434
Current federal income tax receivable	210,043	263,886
Net deferred tax asset	345,319	358,793
Company owned life insurance	1,974,193	1,859,865
Admitted disallowed interest maintenance reserve	58,911	74,012
Other admitted assets	62,091	87,163
Separate account assets	7,527,775	6,655,453
Total admitted assets	$81,932,381	$78,231,381
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$45,230,696	$43,750,545
Liabilities for deposit-type contracts	832,720	443,181
Policy and contract claims	249,380	264,962
Other policyholder funds	3,013	2,973
Total policyholder liabilities	46,315,809	44,461,661
Amounts payable for reinsurance	48,484	30,353
Asset valuation reserve	891,807	734,535
Repurchase agreements, FHLB advances and collateral on derivatives	8,463,588	8,197,190
Payable for securities	86,459	140,165
Funds held under coinsurance	13,250,222	12,477,074
Derivative instruments	250,961	249,442
Accrued expenses and other liabilities	339,026	732,437
Separate account liabilities	7,101,077	6,309,931
Total liabilities	76,747,433	73,332,788
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,237,000
Additional paid-in capital	893,927	793,927
Other surplus funds	58,911	74,012
Unassigned surplus	2,992,561	2,791,105
Total capital and surplus	5,184,948	4,898,593
Total liabilities and capital and surplus	$81,932,381	$78,231,381
The accompanying notes are an integral part of these statutory basis financial statements.
113

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
REVENUES
Life insurance and annuity premiums and other considerations	$5,040,514	$2,900,979
Net investment income	2,346,386	1,728,078
Commissions and expense allowances on reinsurance ceded	300,559	238,547
Amortization of interest maintenance reserve	(9,143)	(7,169)
Reserve adjustments on reinsurance ceded	(158,895)	(216,104)
Investment income ceded - funds withheld reinsurance	(466,974)	(293,365)
Other income	220,053	176,722
Total revenues	7,272,500	4,527,688

BENEFITS AND EXPENSES
Life and annuity policy benefits	4,199,040	5,027,990
Increase (decrease) in liabilities for future life and annuity policy benefits	1,480,151	(1,718,821)
Commissions	433,557	354,366
General expenses	293,824	255,792
Insurance taxes, licenses and fees	31,518	27,735
Transfers to interest maintenance reserve ceded	1,520	17,448
Transfers to interest maintenance reserve - market value adjustments	16,653	—
Net transfers to separate accounts	257,117	48,621
Total benefits and expenses	6,713,380	4,013,131
Net gain from operations before federal income taxes and net realized capital losses	559,120	514,557
Federal income tax expense	56,774	40,827
Net gain from operations before net realized capital losses	502,346	473,730

Net realized capital losses	(38,003)	(225,484)

Net income	$464,343	$248,246

The accompanying notes are an integral part of these statutory basis financial statements.
114

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

	Nine months ended
	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2022	$2,549	$1,237,000	$793,927	$—	$3,030,041	$5,063,517
Net income	—	—	—	—	248,246	248,246
Change in net unrealized capital gains (losses)	—	—	—	—	110,564	110,564
Change in net deferred income tax	—	—	—	—	(12,417)	(12,417)
Change in nonadmitted assets	—	—	—	—	(18,040)	(18,040)
Change in asset valuation reserve	—	—	—	—	(83,397)	(83,397)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	80,321	80,321
Other changes in surplus in Separate Accounts statement	—	—	—	—	(76,682)	(76,682)
Change in surplus as a result of reinsurance	—	—	—	—	(49,233)	(49,233)
Dividends to stockholder	—	—	—	—	(136,000)	(136,000)
Balances at September 30, 2023 (Unaudited)	$2,549	$1,237,000	$793,927	$—	$3,093,403	$5,126,879

Balances at December 31, 2023	$2,549	$1,237,000	$793,927	$74,012	$2,791,105	$4,898,593
Net income	—	—	—	—	464,343	464,343
Change in net unrealized capital gains (losses)	—	—	—	—	77,372	77,372
Change in net deferred income tax	—	—	—	—	(12,027)	(12,027)
Change in nonadmitted assets	—	—	—	—	36,134	36,134
Change in asset valuation reserve	—	—	—	—	(157,272)	(157,272)
Other changes in surplus in Separate Accounts statement	—	—	—	—	21,386	21,386
Additional paid in surplus	—	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	—	(8,581)	(8,581)
Dividends to stockholder	—	—	—	—	(235,000)	(235,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	(15,101)	15,101	—
Balances at September 30, 2024 (Unaudited)	$2,549	$1,237,000	$893,927	$58,911	$2,992,561	$5,184,948

The accompanying notes are an integral part of these statutory basis financial statements.
115

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

	Nine Months Ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$5,041,500	$2,900,264
Net investment income	2,223,808	1,654,313
Other income	347,524	268,511
Benefits paid	(4,377,960)	(5,217,724)
Net transfers to separate account	(254,913)	(45,617)
Insurance expenses paid	(1,217,694)	(945,900)
Federal income taxes (paid) recovered	10,770	(56,179)
Net cash (used) provided by operating activities	1,773,035	(1,442,332)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	4,047,919	5,573,101
Preferred and common stocks	162,367	507,255
Mortgage loans	267,072	297,322
Real estate	231	—
Other invested assets	224,033	231,865
Miscellaneous proceeds	8,039	1,688
Cost of investments acquired
Bonds	(3,869,753)	(3,127,588)
Preferred and common stocks	(825,851)	(217,256)
Mortgage loans	(345,741)	(199,161)
Real estate	—	(1,974)
Other invested assets	(327,993)	(934,506)
Miscellaneous applications	(149,374)	(214,706)
Net change in policy loans	(52,499)	(51,655)
Net cash (used) provided in investing activities	(861,550)	1,864,385

FINANCING ACTIVITIES
Capital and paid in surplus	100,000	—
Net change in collateral liability	342,796	4,097
Net change in repurchase agreements and FHLB advances	(76,398)	(189,978)
Net withdrawals on deposit-type contract	379,407	(23,454)
Dividends paid to stockholder	(235,000)	(136,000)
Net change in funds held under coinsurance	791,376	949,653
Net change in remittances and items not allocated	(386,900)	(83,106)
Other cash provided	2,625	(5,735)
Net cash provided by financing activity and other sources	917,906	515,477

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	1,829,391	937,530
Cash, cash equivalents and short-term investments:
Beginning of year	1,709,358	722,450
End of year	$3,538,749	$1,659,980

The accompanying notes are an integral part of these statutory basis financial statements.
116

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

	Nine Months Ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Capitalized Interest	$40,459	$44,268

The accompanying notes are an integral part of these statutory basis financial statements.
117

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa, and New Roots M Trust (“New Roots”) and Stone Roots M Trust (“Stone Roots”), are investment subsidiaries of Midland National. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), including its subsidiaries New Roots N Trust ("NRNT"), Stone Roots N Trust ("SRNT") and Bestow Life Insurance Company (“BLIC”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), Sammons Financial Network, LLC (“SFN”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), SFG Fortuna ("Fortuna"), NorthRock Partners Holdco, LLC ("NorthRock") and Sammons Financial Group Wealth Management Holdings, LLC (“SFGWM”).
Basis of presentation
These unaudited interim statutory financial statements include material changes in financial condition or composition from the preceding fiscal year. The financial statements do not include all disclosures that are normally included in annual financial statements and should be read in conjunction with the audited financial statements and the related notes included in our Audited Financial Statements - Statutory Basis for the year ended December 31, 2023. The financial information included herein has been derived from the December 31, 2023 Audited Financial Statements - Statutory Basis.
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices as of September 30, 2024 and December 31, 2023:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts at amortized cost except for derivatives in the RILA separate account that are presented at market value. The impact of applying this prescribed practice had no impact
118

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
on 2024 statutory net income; however, Capital and Surplus as of September 30, 2024 is increased by $177,848 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2023 statutory net income; however, Capital and Surplus as of December 31, 2023 is increased by $253,580 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2023 statutory net income; however, Capital and Surplus as of September 30, 2023 is increased by $448,151 as a result of this prescribed practice.
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice decreased the Company’s statutory net income for the nine months ended September 30, 2024 by $233,453 and the cumulative effect on Capital and Surplus at September 30, 2024 was a decrease of $510,444. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2023 by $348,606 and the cumulative effect on Capital and Surplus at December 31, 2023 was a decrease of $276,991. The impact of applying this prescribed practice decreased the Company’s statutory net income for the nine months ended September 30, 2023 by $77,800 and the cumulative effect on Capital and Surplus at September 30, 2023 was a decrease of $6,185.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of September 30, 2024 is $29,863 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $540,307 would have been established as of September 30, 2024 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the nine months ended September 30, 2024 and there was no impact on the Company’s Capital and Surplus at September 30, 2024. The voluntary reserve established as of December 31, 2023 was $6,374 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $283,365 would have been established as of December 31,
119

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $71,615 for the year ended December 31, 2023 and there was no impact to the Company’s Capital and Surplus at December 31, 2023. Under the NAIC basis, a voluntary reserve of $22,541 would have been established as of September 30, 2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease of $71,615 to the Company’s statutory net income for the nine months ended September 30, 2023 and there was no impact on the Company’s Capital and Surplus at September 30, 2023.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice decreased the Company’s statutory net income for the nine months ended September 30, 2024 by $171 and the cumulative effect on Capital and Surplus at September 30, 2024 was an increase of $20,155. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2023 by $150 and the cumulative effect on Capital and Surplus at December 31, 2023 was an increase of $20,326. The impact of applying this prescribed practice increased the Company’s statutory net income for the nine months ended September 30, 2023 by $263 and the cumulative effect on Capital and Surplus at September 30, 2023 was an increase of $20,439.
120

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Net Income:
(1) Midland National state basis	$464,343	$248,246
(2) State prescribed practice that increase (decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	(233,453)	(77,800)
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	(171)	263
(3) NAIC SAP (1-2=3)	$697,967	$325,783

	As of	As of
	September 30, 2024	December 31, 2023
	(Unaudited)
Surplus:
(4) Midland National state basis	$5,184,948	$4,898,593
(5) State prescribed practices that increase (decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	177,848	253,580
(b) Economic hedge of call option derivative assets (IAC 191-97)	(510,444)	(276,991)
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	20,155	20,326
(6) NAIC SAP (4-5=6)	$5,497,389	$4,901,678
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact to the Company’s statutory net income but the cumulative effect on the Company's Capital and Surplus was an increase of $1,763,053 and $1,720,567 as of September 30, 2024, December 31, 2023, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at September 30, 2024 was $81,537, $57,829 and $127,058, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at September 30, 2024, respectively, would have been negative $678,776, negative $446,187 and negative $371,666.
121

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the Statements of Operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s Capital and Surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
For loan-backed securities, the Company recognized income using a constant effective yield based on anticipated prepayments and estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments.
2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	September 30, 2024
	(Unaudited)
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$50,212,966	$54,603,030	$—	$44,887,139	$5,325,827	$—
Preferred stocks	865,981	898,389	—	861,893	4,088	—
Common stocks - other	262,155	262,155	113,610	148,391	154	—
Mortgage loans	3,739,757	3,865,514	—	3,739,757	—	—
Policy loans	581,209	581,209	—	581,209	—	—
Cash, cash equivalents and short-term investments	3,538,678	3,538,749	944,958	2,556,277	37,443	—
Derivative instruments	2,564,864	696,588	7,229	2,557,635	—	—
Other invested assets	1,385,601	1,452,856	—	645,340	740,261	7,555
Separate accounts	7,302,651	7,527,775	3,285,613	3,858,544	158,494	—

Financial liabilities:
Liabilities for deposit- type contracts	$840,608	$832,720	$—	$—	$840,608	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,409,067	8,463,588	701,240	7,707,827	—	—
Derivative instruments	1,195,441	250,961	—	1,195,441	—	—
122

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)

	December 31, 2023
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,965,730	$54,716,780	$—	$43,823,680	$5,142,050	$—
Preferred stocks	951,265	986,390	—	942,881	8,384	—
Common stocks - other	247,960	247,960	95,864	148,276	3,820	—
Mortgage loans	3,646,156	3,790,420	—	3,646,156	—	—
Policy loans	528,710	528,710	—	528,710	—	—
Cash, cash equivalents and short-term investments	1,709,173	1,709,358	339,129	1,370,044	—	—
Derivative instruments	1,744,190	641,206	7,295	1,736,895	—	—
Other invested assets	1,537,311	1,542,032	—	810,107	727,204	11,660
Separate accounts	6,334,467	6,655,453	3,010,291	3,189,136	135,040	—

Financial liabilities:
Liabilities for deposit- type contracts	$451,762	$443,181	$—	$—	$451,762	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,089,458	8,197,190	358,445	7,731,013	—	—
Derivative instruments	851,587	249,442	—	851,587	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
123

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.
The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
124

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	September 30, 2024
	(Unaudited)
	Level 1		Level 2		Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—		$280		$1,497	$—	$1,777
Preferred stocks	—		620,958		4,088	—	625,046
Common stocks - other	113,610		148,391		154	—	262,155
Derivative instruments - interest rate swaps	—		151		—	—	151
Derivative instruments - foreign exchange forwards	—		24		—	—	24
Derivative instruments - futures	7,229		—		—	—	7,229
Other invested assets	—		4,181		3,183	—	7,364
Separate account assets (a)	3,226,336		—		—	—	3,226,336

Financial liabilities (carried at fair value):
Derivative instruments - interest rate swaps	$—	12,530	$3,616	—	$—	$—	$3,616
Derivative instruments - foreign exchange forwards	—		2,551		—	—	2,551

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$4,700	$2,567	$—	$7,267
Preferred stocks	—	696,120	8,000	—	704,120
Common stocks - other	95,864	148,276	3,820	—	247,960
Derivative instruments - interest rate swaps	—	2,860	—	—	2,860
Derivative instruments - futures	7,295	—	—	—	7,295
Separate account assets (a)	2,940,919	—	—	—	2,940,919

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	$8,563	$—	$—	$8,563
Derivative instruments - foreign exchange forwards	—	1,761	—	—	1,761
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly
125

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.
The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	September 30, 2024
	(Unaudited)
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$2,567	$—	$—	$578	$—	$—	$(1,648)	$1,497
Preferred stocks	8,000	1,170	(9,170)	—	4,088	—	—	4,088
Common stocks - other	3,820	—	—	8,685	26	(12,278)	(99)	154
Other invested assets	—	4,514	—	(1,331)	—	—	—	3,183
Total assets	$14,387	$5,684	$(9,170)	$7,932	$4,114	$(12,278)	$(1,747)	$8,922

	December 31, 2023
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$11,304	$—	$—	$(554)	$—	$(8,183)	$—	$2,567
Preferred stocks	—	8,000	—	—	—	—	—	8,000
Common stocks - other	3,790	—	—	30	—	—	—	3,820
Total assets	$15,094	$8,000	$—	$(524)	$—	$(8,183)	$—	$14,387
126

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	September 30, 2024
	(Unaudited)
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,391,226	$11,578	$541,988	$2,860,816
All other governments	1,597,720	2,987	345,668	1,255,039
U.S. special revenue & special assessment obligations, non-guaranteed	11,734,926	159,730	1,186,843	10,707,813
Industrial and miscellaneous	37,507,570	466,233	2,937,864	35,035,939
Bank loans	371,588	3,029	21,258	353,359
Parent, subsidiaries and affiliates	—	—	—	—
Total bonds	$54,603,030	$643,557	$5,033,621	$50,212,966

Preferred stocks	$898,389	$1,338	$33,746	$865,981

	December 31, 2023
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,396,220	$6,709	$633,930	$2,768,999
All other governments	1,248,653	140	309,890	938,903
U.S. special revenue & special assessment obligations, non-guaranteed	12,223,325	134,437	1,485,697	10,872,065
Industrial and miscellaneous	36,771,743	287,338	3,741,240	33,317,841
Bank loans	748,234	9,411	20,898	736,747
Parent, subsidiaries and affiliates	328,605	3,561	991	331,175
Total bonds	$54,716,780	$441,596	$6,192,646	$48,965,730

Preferred stocks	$986,390	$1,423	$36,548	$951,265
127

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	September 30, 2024
	(Unaudited)
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$1,582,822	$116,188	$3,433	$1,695,577
Other	159,696	109,727	7,268	262,155
Total	$1,742,518	$225,915	$10,701	$1,957,732

	December 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$782,822	$107,407	$—	$890,229
Other	256,428	47	8,515	247,960
Total	$1,039,250	$107,454	$8,515	$1,138,189
The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	September 30, 2024
	(Unaudited)
	Admitted Value	Estimated Fair Value

Due in one year or less	$1,014,429	$1,018,822
Due after one year through five years	3,712,284	3,690,514
Due after five years through ten years	7,242,645	7,012,590
Due after ten years	27,682,241	24,197,958
Securities not due at a single maturity date (primarily mortgage-backed securities)	14,951,431	14,293,082
Total bonds	$54,603,030	$50,212,966

128

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	September 30, 2024
	(Unaudited)
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$217	$4	$2,548,209	$541,984	$2,548,426	$541,988
All other governments	—	—	1,214,670	345,668	1,214,670	345,668
U.S. special revenue & special assessment obligations, non-guaranteed	250,710	18,299	7,573,334	1,168,544	7,824,044	1,186,843
Industrial and miscellaneous	2,371,606	263,321	19,851,582	2,674,543	22,223,188	2,937,864
Bank loans	40,385	858	123,079	20,400	163,464	21,258
Total bonds	2,662,918	282,482	31,310,874	4,751,139	33,973,792	5,033,621

Preferred stocks	—	—	150,853	33,746	150,853	33,746
Total bonds and preferred stocks	$2,662,918	$282,482	$31,461,727	$4,784,885	$34,124,645	$5,067,367

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$133,567	$962	$2,440,915	$632,968	$2,574,482	$633,930
All other governments	6,577	2,205	929,184	307,685	935,761	309,890
U.S. special revenue & special assessment obligations, non-guaranteed	355,913	5,329	7,828,557	1,480,368	8,184,470	1,485,697
Industrial and miscellaneous	1,977,341	87,288	23,450,646	3,653,952	25,427,987	3,741,240
Bank loans	72,611	3,863	243,805	17,035	316,416	20,898
Parent, subsidiaries and affiliates	—	—	58,187	991	58,187	991
Total bonds	2,546,009	99,647	34,951,294	6,092,999	37,497,303	6,192,646

Preferred stocks	—	—	147,002	36,548	147,002	36,548
Total bonds and preferred stocks	$2,546,009	$99,647	$35,098,296	$6,129,547	$37,644,305	$6,229,194

129

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized Other- Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported
456606AF9	$77	$20	$57	$77	9/30/2024
61748JAE7	967	112	855	982	9/30/2024
BAN0VUVR8	560	23	537	294	9/30/2024
		$155
All of the impairments in the table above were recognized due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows:

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Bonds	$1,925,538	$1,920,694
Preferred stocks	37,508	62,115
Common stocks	57,644	9,182
Mortgage loans	141,392	131,279
Real estate	4,894	4,894
Policy loans	20,679	17,814
Cash, cash equivalents and short-term investments	73,273	55,528
Derivative instruments	277,052	(237,898)
Other invested assets	207,724	116,517
Other investment income	430	4,252
Total gross investment income	2,746,134	2,084,377
Less: Investment expenses	399,748	356,299
Net investment income	$2,346,386	$1,728,078

Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $85 and $61 of net investment income for the nine months ended September 30, 2024 and 2023, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 5 and 1 for the nine months ended September 30, 2024 and 2023, respectively.
130

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The Company recognized $17 and $0 of net investment income for the nine months ended September 30, 2024 and 2023, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 1 and 0 for the nine months ended September 30, 2024 and 2023, respectively.
The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Bonds	$(58,510)	$(158,699)
Preferred stocks	(11,018)	(218,620)
Common stocks - other	8,531	(25,172)
Mortgage loans	4	(10,849)
Derivative instruments	(2,585)	(18,926)
Other invested assets	1,948	4,573
Realized capital losses	(61,630)	(427,693)
Income tax effects	13,701	109,666
Amounts transferred to IMR (net of federal income taxes of $(2,639) and $(24,600) for the nine months ended September 30, 2024 and 2023, respectively)	9,926	92,543
Net realized capital losses	$(38,003)	$(225,484)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Proceeds from sales	$1,140,474	$4,352,885
Gross realized gains	28,139	81,407
Gross realized losses	(48,662)	(233,772)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

131

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	September 30, 2024
	(Unaudited)
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,145,392	7%	7%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,274	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	608,469	1%	1%
Total restricted assets	$9,978,206	12%	12%

	December 31, 2023
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,204,335	8%	8%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,274	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	45,632	0%	0%
Total restricted assets	$9,474,312	12%	12%
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of September 30, 2024 and December 31, 2023, the Company owns common stock totaling $148,276, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At September 30, 2024 and December 31, 2023, the Company had outstanding advances of $3,072,795 from FHLB (see Note 5).
Deposits with regulatory authorities
At September 30, 2024 and December 31, 2023, securities (primarily bonds) with admitted carrying values of $3,274, were on deposit with regulatory authorities as required by law.
132

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	September 30, 2024
	(Unaudited)
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$26,153,086	$2,557,460	$689,184
Futures	80,527	7,229	7,229
Foreign exchange forwards	1,934	24	24
Interest rate swaps	82,000	151	151
		$2,564,864	$696,588
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$3,616	$3,616
Foreign exchange forwards	78,008	2,551	2,551
Written options	10,275,803	1,189,274	244,794
		$1,195,441	$250,961

	December 31, 2023
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$24,598,064	$1,734,035	$631,051
Futures	44,103	7,295	7,295
Interest rate swaps	82,000	2,860	2,860
		$1,744,190	$641,206
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$8,653	$8,653
Foreign exchange forwards	73,311	1,761	1,761
Written options	9,187,699	841,173	239,028
		$851,587	$249,442
133

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Gain (loss) recognized in net investment income:
Options	$290,465	$(234,902)
Futures	(8,524)	(2,954)
Interest rate swaps	(4,889)	144
Interest rate floors	—	(186)
	$277,052	$(237,898)

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$2,328	$(8,279)
Interest rate floors	—	186
Foreign exchange derivatives	(766)	2,339
	$1,562	$(5,754)
5.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $0 and $15,364 of additional common stock for the nine months ended September 30, 2024 and for the year ended December 31, 2023, respectively. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.
The amount of FHLB stock held is as follows:

	September 30, 2024	December 31, 2023
	(Unaudited)
Membership stock - class A	$10,000	$10,000
Activity stock	138,276	138,276
Total	$148,276	$148,276
The Class A Membership Stock is not eligible for redemption.

134

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
At September 30, 2024 and December 31, 2023, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
Interest expense incurred during the nine months ended September 30, 2024 and 2023 was $61,726 and $43,136, respectively. Interest expense is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $3,798,758. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).
The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
September 30, 2024 (Unaudited)	4,479,820	4,976,664	3,072,795
December 31, 2023	4,727,913	5,389,439	3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
September 30, 2024 (Unaudited)	4,659,507	5,437,458	3,072,795
December 31, 2023	5,010,209	5,576,742	3,072,795

135

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
6.REPURCHASE AGREEMENTS
The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2024
	First Quarter	Second Quarter	Third Quarter
Bilateral (YES/NO)	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES

Original (flow) & residual maturity

	2024
	First Quarter	Second Quarter	Third Quarter
Maximum amount
Open - no maturity	$1,398	$39,817	$72,000
Overnight	150,000	120,000	178,000
2 days to 1 week	270,000	120,000	178,000
>1 week to 1 month	270,000	120,000	298,000
>1 month to 3 months	385,000	298,000	544,000
>3 months to 1 year	842,000	1,194,000	1,439,000
>1 year	3,807,553	3,922,553	3,027,553

Ending balance
Open - no maturity	$—	$—	$—
Overnight	—	—	—
2 days to 1 week	—	—	45,000
>1 week to 1 month	115,000	—	—
>1 month to 3 months	25,000	298,000	544,000
>3 months to 1 year	722,000	1,194,000	1,125,000
>1 year	3,807,553	3,272,553	2,975,553
136

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Securities sold under repo- secured borrowing

2024
	First Quarter	Second Quarter	Third Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX
Nonadmitted - subset of BACV	XXX	XXX	XXX
Fair value	$5,478,883	$5,414,407	$5,591,921

Ending Balance
BACV	XXX	XXX	XXX
Nonadmitted - subset of BACV	XXX	XXX	XXX
Fair value	$5,477,012	$5,414,407	$5,591,921

Securities sold under repo- secured borrowing by NAIC designation

	As of September 30, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,084,227	$1,765,282	$—
Bonds – FV	—	913,661	1,596,833	—
LB & SS – BACV	—	3,295,883	—	—
LB & SS – FV	—	3,081,427	—	—
Total assets – BACV	$—	$4,380,110	$1,765,282	$—
Total assets – FV	$—	$3,995,088	$1,596,833	$—

As of September 30, 2024
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—
137

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Collateral received- secured borrowing

	2024
	First Quarter	Second Quarter	Third Quarter
Maximum Amount
Cash	$5,725,951	$5,814,370	$5,736,553
Securities (FV)	—	—	—

Ending Balance
Cash	$4,669,553	$4,764,553	$4,689,553
Securities (FV)	—	—	—
Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of September 30, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,689,553	$—	$—	$—
Total collateral assets – FV	$4,689,553	$—	$—	$—

	As of September 30, 2024
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of aggregate collateral by remaining contractual maturity

As of September 30, 2024
Fair Value
Overnight and continuous	$—
30 days or less	45,000
31 to 90 days	544,000
> 90 days	4,100,553
138

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of September 30, 2024
	Amortized Cost	Fair Value
91 to 120 days	1,010	1,549
1 to 2 years	39,793	31,341
2 to 3 years	29,540	29,524
> 3 years	5,033,413	4,627,137
Liability to return collateral- secured borrowing

	2024
	First Quarter	Second Quarter	Third Quarter
Maximum amount
Cash (collateral - all)	$5,725,951	$5,814,370	$5,736,553
Securities collateral (FV)	—	—	—

Ending balance
Cash (collateral - all)	$4,669,553	$4,764,553	$4,689,553
Securities collateral (FV)	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.
7.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $603,313 in 2024 an amount that is based on restrictions relating to the 2023 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,992,561 is unrestricted and held for the benefit of the Company’s stockholder.
During the nine months ended September 30, 2024, the Company paid ordinary cash dividends in the amounts of $85,000 on January 3, 2024 and $150,000 on September 30, 2024 to its stockholder, SFG.
During the nine months ended September 30, 2024, the Company received a capital contribution of $100,000 on March 31, 2024 from its stockholder, SFG.
During the nine months ended September 30, 2024, the Company contributed $25,000 of additional capital to Canal Re on March 31, 2024.
139

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS (UNAUDITED)
(Dollars in Thousands)
8.OTHER RELATED PARTY TRANSACTIONS
The Company has entered into significant, recurring transactions with affiliates as part of its ongoing operations. These include agreements to provide investment management, accounting, administrative, employee benefit and management services.
In addition the Company is a party to reinsurance agreements with affiliated companies, an intercompany revolving loan agreement with SFG, has issued surplus notes to its parent.
The Company borrowed $125,000 from SFG on March 28, 2024 and has repaid the entire balance and related interest during the nine months ended September 30, 2024.
The Company loaned $16,000 to SFG on January 16, 2024 and the entire balance and related interest was repaid on March 6, 2024.
The Company loaned $150,000 to SFG on August 5, 2024 and the entire balance and related interest was repaid on September 3, 2024.
In the third quarter of 2024, Sammons Enterprises restructured its investment in Guggenheim Capital     Partners which resulted in Guggenheim Capital and other related entities no longer being considered an affiliate or related party of the Company.
The Company did not enter into any other related party transactions in the nine months ended September 30, 2024.
9.COMMITMENTS AND CONTINGENCIES
For the nine months ended September 30, 2024, the Company’s outstanding capital commitments to limited partnership were $802,673 and decreased by $343,589 from December 31, 2023.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
10.SUBSEQUENT EVENTS
The Company evaluated subsequent events through January 13, 2025, the date the unaudited interim financial statements were available to be issued.
There were no subsequent event transactions that required disclosure in the financial statements.
140

Financial Statements of Midland National Life Insurance Company Separate Account C

141

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2023 and 2022
142

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-10
Financial Statements
Statements of Net Assets    11–18
Statements of Operations    19–26
Statements of Changes in Net Assets    27–41
Notes to Financial Statements    42–116
1

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the funds within footnotes (4), (5) and (6) in the table below, which only includes a statement of changes in net assets for the noted period (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the noted funds) as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	Janus Henderson Series - Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	Janus Henderson Series - Overseas Portfolio (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	Janus Henderson Series - Research Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	Janus Henderson Series - Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	Janus Henderson Series - Global Research Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	Janus Henderson Series - Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
2

Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products - Energy Portfolio (2)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
3

American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
American Century Variable Portfolios, Inc. - Ultra Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust - Research Series (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust - New Discovery Series (1)	AB Variable Products Series - Discovery Value Portfolio (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
4

Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (2)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (2)
Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Calvert Variable Series, Inc . - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds - Technology Fund (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	DWS Variable Insurance Portfolios - High Income Portfolio (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Delaware Variable Insurance Portfolios - Total Return Portfolio (1)
Invesco Variable Insurance Funds - Global Fund (1)	Delaware Variable Insurance Portfolios - International Portfolio (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Delaware Variable Insurance Portfolios - Opportunity Portfolio (1)
5

Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Equity and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Lincoln Financial Variable Insurance Portfolio - Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Multi-Asset Dynamic Multi-Strategy Portfolio (5)
Lincoln Financial Variable Insurance Portfolio- Small Cap Core Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (2)
Rydex Variable Trust - Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (2)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios - Asset Strategy Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios - Balanced Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Equity Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Energy Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Bond Portfolio (4)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios - Natural Resources Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - High Income Portfolio (1)
6

Rydex Variable Insurance Funds – Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios - International Core Equity Portfolio (1)
Rydex Variable Insurance Funds – S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Growth Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios - Science and Technology Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Delaware Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
ProFunds VP - Asia 30 (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP - Banks (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP - Materials (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP - Bear (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP - Biotechnology (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP - Bull (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP - Consumer Staples (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Consumer Discretionary (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Dow 30 (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Emerging Markets (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Europe 30 (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
7

ProFunds VP - Falling U.S. Dollar (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Financials (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Health Care (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - Industrials (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (3)
ProFunds VP - International (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (6)
ProFunds VP - Internet (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Japan (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Large-Cap Growth (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)
ProFunds VP - Large-Cap Value (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Energy (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Precious Metals (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Real Estate (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	American Funds IS - International Fund (1)
8

ProFunds VP - Semiconductor (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Short Dow 30 (1)	American Funds IS - New World Fund (1)
ProFunds VP - Short Emerging Markets (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Short International (1)	American Funds IS - Global Balanced Fund (2)
ProFunds VP - Short Mid-Cap (1)	American Funds IS - The Bond Fd of America Fund (2)
ProFunds VP - Short NASDAQ-100 (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Short Small-Cap (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Small-Cap (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	T. Rowe Price - Equity Income Portfolio (2)
ProFunds VP - Small-Cap Value (1)	T. Rowe Price - Mid-Cap Growth Portfolio (2)
ProFunds VP - Technology (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Communication Services (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - U.S. Government Plus (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - UltraBull (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - UltraMid-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - UltraNASDAQ-100 (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - UltraShort Dow 30 (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - UltraShort NASDAQ-100 (1)	Principal Variable Contracts - Blue Chip Fund (1)
ProFunds VP - UltraSmall-Cap (1)	Principal Variable Contracts - Equity Income Fund (1)
9

ProFunds VP - Utilities (1)	Principal Variable Contracts - Diversified Balance Fund (1)
VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Principal Variable Contracts - Diversified Growth Fund (1)
VanEck Worldwide Insurance Trust – Emerging Markets Fund (1)	Principal Variable Contracts - Diversified Income Fund (1)

(1)Statements of operations for the year ended December 31, 2023, and statements of changes in net assets for the years ended December 31, 2023 and 2022.
(2)Statement of operations and statement of changes in net assets for the period November 1, 2023 (commencement of operations) through December 31, 2023.
(3)Statement of operations and statement of changes in net assets for the period December 11, 2023 (commencement of operations) through December 31, 2023.
(4)Statements of changes in net assets for the period January 1, 2022, through April 27, 2022 (date of liquidation).
(5)Statements of changes in net assets for the period January 1, 2022, through August 19, 2022 (date of liquidation).
(6)Statement of operations and statement of changes in net assets for the period January 1, 2023 through December 11, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022.
Restatement of Previously Issued Financial Statements
As discussed in Note 1 to the financial statements, the Company has restated its 2023 financial statements to correct errors.
Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

10

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 17, 2024, except for the effects of the restatement discussed in Note 1 to the financial statements, as to which the date is January 13, 2025

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.
11

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	8,371,840	$8,371,840	$8,371,840
High Income Portfolio	895,248	4,420,019	3,945,999
Equity-Income Portfolio	254,066	5,720,182	6,185,295
Growth Portfolio	93,842	7,510,286	8,692,355
Overseas Portfolio	217,558	5,074,307	5,558,646
Mid Cap Portfolio	480,534	16,924,955	16,736,415
Asset Manager Portfolio	51,310	762,063	790,245
Investment Grade Bond Portfolio	534,356	6,019,995	5,806,652
Index 500 Portfolio	47,419	13,098,605	21,699,324
Contrafund Portfolio	874,613	36,576,786	41,188,567
Asset Manager: Growth Portfolio	41,185	785,965	877,080
Balanced Portfolio	152,311	3,024,744	3,323,261
Growth & Income Portfolio	62,687	1,386,455	1,679,924
Growth Opportunities Portfolio	700,596	39,341,496	40,676,621
Value Strategies Portfolio	155,797	2,222,220	2,609,602
Strategic Income Portfolio	1,327,397	14,788,474	13,738,557
Emerging Markets Portfolio	480,274	6,146,140	5,081,295
Real Estate Portfolio	957,072	17,429,584	16,155,368
Funds Manager 50% Portfolio	631,818	7,685,181	7,145,857
Funds Manager 70% Portfolio	414,445	5,184,174	5,018,927
Funds Manager 85% Portfolio	142,200	1,715,184	1,713,506
Government Money Market Portfolio Service Class 2	60,886,111	60,886,111	60,886,111
International Capital Appreciation Portfolio	252,341	4,867,124	5,284,010
Energy Portfolio	137	3,402	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	673,488	5,266,063	5,152,180
Capital Appreciation Fund	131,247	1,864,783	1,866,327
International Fund	230,554	2,484,296	2,435,497
Value Fund	6,254,811	72,083,926	76,369,729
Disciplined Core Value Fund	720,112	6,321,936	5,523,255
Inflation Protection Fund	843,982	8,516,990	7,908,115
Large Company Value Fund	39,226	706,412	709,993
Mid Cap Value Fund	1,825,006	37,253,336	35,532,883
Ultra Fund	444,293	9,933,961	10,956,265
MFS Variable Insurance Trust
Research Series	11,172	392,899	355,343
Growth Series	26,002	1,591,227	1,542,845
Investors Trust Series	7,705	257,523	275,592
New Discovery Series	669,553	8,686,314	6,943,912
Corporate Bond Portfolio	513,950	5,350,242	4,815,715
Emerging Markets Equity Portfolio	381,935	5,468,361	4,674,879
Technology Portfolio	318,852	8,190,948	8,931,034
Global Tactical Allocation Portfolio	69,823	997,647	931,440
International Intrinsic Value Portfolio	500,237	14,749,530	14,421,836
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	400,958	13,875,320	12,646,204
Blended Research Core Equity Portfolio	91,904	5,165,604	5,023,472
Global Real Estate Portfolio	58,144	1,031,741	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	35,747	1,273,144	1,289,035
Mid-Cap Stock Portfolio	57,592	1,402,367	1,485,304
Bond-Debenture Portfolio	2,407,063	28,682,995	24,840,890
Fundamental Equity Portfolio	121,174	2,123,378	2,034,514
Developing Growth Portfolio	154,412	6,071,981	3,699,711
Short Duration Income Portfolio	1,206,064	16,472,991	15,715,007
Alger Fund
LargeCap Growth Portfolio	75,713	5,134,415	4,725,998
MidCap Growth Portfolio	212,287	4,736,939	3,577,041
Capital Appreciation Portfolio	40,567	3,222,132	3,173,207
SmallCap Growth Portfolio	34,314	793,828	567,214
Capital Appreciation Portfolio Class S	530,452	40,491,442	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	96,060	2,785,229	2,446,653
S&P 500 Index Portfolio	9,289	1,476,659	1,606,799
SRI Balanced Portfolio	2,651,440	6,401,277	6,230,883
Invesco Variable Insurance Funds
Technology Fund	61,871	1,073,433	1,144,620
Diversified Dividend Fund	106,727	2,731,730	2,566,874
Health Care Fund	30,495	838,461	790,134
Global Real Estate Fund	5,871	86,493	80,136
International Equity Fund	6,479	207,783	216,868
Main Street Mid Cap Fund	19,898	196,845	186,845
Discovery Mid Cap Growth Fund	95,769	6,798,023	5,172,491
Global Fund	201,143	7,866,089	7,140,575
Main Street Fund	469,771	9,509,505	8,347,830
Main Street Small Cap Fund	392,002	9,535,211	10,309,660
Balanced-Risk Allocation Fund	50,021	448,342	424,176
Core Plus Bond Fund	733,148	4,199,477	4,156,950
Equity and Income Fund	312,337	5,272,197	5,114,419
Small Cap Equity Fund	223,156	3,546,580	3,456,686
Equally Weighted S&P 500 Fund	220,988	5,531,865	5,562,260
Growth and Income Fund	21,169	398,590	399,455
American Value Fund	7,819	117,708	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	129,610	1,437,954	1,279,895
Small Cap Core Portfolio	98,111	2,005,257	1,947,402
Rydex Variable Trust
Nova Fund	5,068	622,381	812,771
NASDAQ-100 Fund	25,231	1,443,692	1,789,152
U.S. Government Money Market Fund	361,607	361,607	361,607
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Inverse S&P 500 Strategy Fund	570	32,232	17,120
Inverse NASDAQ-100 Strategy Fund	1,341	28,870	23,070
Inverse Government Long Bond Strategy Fund	52	4,504	5,385
Government Long Bond 1.2x Strategy	4,129	167,555	88,481
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	36,418	3,470,750	3,017,964
S&P 500 Pure Growth Fund	103,842	4,703,578	4,599,182
S&P MidCap 400 Pure Growth Fund	35,617	1,269,488	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	56,825	838,301	964,325
Multi-Hedge Strategies Fund	44,163	1,139,200	1,143,390
Global Managed Futures Strategy Fund	22,614	394,986	388,277
Small Cap Value Fund	112,097	4,863,890	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	1,239	32,581	30,669
Asia 30	1,479	86,454	52,468
Banks	3,121	83,940	85,401
Materials	443	31,468	37,853
Bear	384	8,702	5,520
Biotechnology	3,328	226,598	222,189
Bull	10,791	614,061	545,269
Consumer Staples	1,527	76,959	67,389
Consumer Discretionary	1,502	100,190	99,109
Dow 30	9,404	198,874	193,713
Emerging Markets	2,285	60,687	64,656
Europe 30	1,405	33,568	36,379
Falling U.S. Dollar	1,271	19,959	19,808
Financials	388	17,567	17,826
Health Care	3,817	277,267	254,638
Industrials	1,413	119,279	125,307
International	1,574	33,694	32,395
Internet	9,624	205,334	202,582
Japan	617	31,702	40,244
Large-Cap Growth	15,363	894,907	792,864
Large-Cap Value	10,803	489,059	544,238
Mid-Cap	5,438	100,620	90,874
Mid-Cap Growth	7,325	297,336	267,375
Mid-Cap Value	2,197	93,018	92,446
Government Money Market	2,419,732	2,419,732	2,419,732
Energy	6,550	247,207	276,332
NASDAQ-100	4,309	211,135	249,370
Pharmaceuticals	1,641	60,237	56,420
Precious Metals	10,820	289,540	274,828
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Real Estate	1,207	66,819	57,222
Rising Rates Opportunity	330	15,995	14,763
Semiconductor	1,442	129,439	182,312
Short Dow 30	63	1,482	1,366
Short Emerging Markets	—	—	—
Short International	196	6,414	4,889
Short Mid-Cap	177	1,436	1,322
Short NASDAQ-100	—	—	—
Short Small-Cap	79	2,975	1,750
Small-Cap	4,182	150,318	143,445
Small-Cap Growth	4,786	153,143	143,687
Small-Cap Value	2,081	95,947	89,421
Technology	3,084	197,797	213,317
Communication Services	10	353	366
U.S. Government Plus	5,027	116,260	63,949
UltraBull	28,147	853,715	844,963
UltraMid-Cap	10,381	375,945	363,859
UltraNASDAQ-100	19,253	411,472	595,697
UltraShort Dow 30	70	300	226
UltraShort NASDAQ-100	3	240	95
UltraSmall-Cap	7,944	125,379	109,708
Utilities	3,488	153,205	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	212,404	5,371,783	5,514,553
Emerging Markets Fund	79,575	958,789	732,890
Emerging Markets Bond Fund	51,650	400,189	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	985,506	14,245,286	15,827,232
Overseas Portfolio	36,753	1,407,215	1,473,078
Research Portfolio	2,362	80,345	101,725
Enterprise Services Portfolio	545,333	38,976,266	37,284,426
Global Research Portfolio	26,305	1,493,728	1,552,536
Mid Cap Value Portfolio	271,845	4,282,715	4,545,243
Balanced Portfolio	1,638,310	75,157,178	78,720,780
Flexible Bond Portfolio	637,752	8,294,586	7,117,312
PIMCO Variable Insurance Trust
Total Return Portfolio	3,143,706	33,556,782	28,859,224
Low Duration Portfolio	2,924,989	29,320,081	28,079,889
High Yield Portfolio	1,585,446	11,270,116	11,383,503
Real Return Portfolio	1,779,511	22,964,797	20,588,946
All Asset Portfolio	302,534	3,195,821	2,783,311
Global Managed Asset Allocation Portfolio	107,832	1,218,005	1,013,616
Short-Term Portfolio	4,408,510	44,743,432	45,099,059
Emerging Markets Bond Portfolio	146,436	1,800,621	1,544,898
Global Bond Opportunities Portfolio	8,001	90,175	76,974
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Commodity Real Return Strategy Portfolio	1,180,480	8,740,207	6,445,420
International Bond (USD-Hedged) Portfolio	274,264	2,903,633	2,696,013
Dynamic Bond Adv Portfolio	231,070	2,172,156	2,005,684
Income Advisor Portfolio	3,179,025	33,299,672	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	114,208	1,388,257	1,402,481
Large Cap Value Fund	18,481	164,426	155,791
Mid Cap Value Fund	176,599	2,832,150	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	21,640	522,777	495,985
AMT Mid Cap Intrinsic Value Portfolio	7,529	121,912	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,240	247,035	248,194
Sustainable U.S. Equity Portfolio	365	13,787	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,350	22,012	18,225
Emerging Markets Equity Portfolio	8,821	118,409	113,354
Discovery Portfolio	9,412	65,968	38,118
U.S. Real Estate Portfolio	2,783	44,924	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	47,713	621,590	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	285,319	3,131,001	2,539,338
Small Cap Growth Portfolio	2,685	37,450	21,398
Discovery Value Portfolio	396,165	7,309,110	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	293,836	3,905,009	3,752,288
Capital Appreciation Fund	56,971	516,025	462,038
Equity Dividend Fund	2,053,810	23,710,521	21,770,381
Global Allocation Fund	910,586	13,223,816	11,864,939
Advantage Large Cap Core Fund	19,017	418,674	417,983
Large Cap Focus Growth Fund	723,508	13,252,090	13,290,839
60/40 Target Allocation ETF Fund	557,163	7,410,369	7,326,689
Total Return Fund	161,929	1,909,902	1,635,480
S&P 500 Fund	61,876	1,546,448	1,808,621
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	257,977	9,314,590	10,969,197
Dividend Opportunity Portfolio	220,546	7,618,122	8,358,698
Emerging Markets Bond Portfolio	495,314	4,606,646	3,888,217
High Yield Portfolio	1,074,490	6,677,159	6,479,175
Select Large-Cap Value Portfolio	341,776	12,180,338	12,796,106
Seligman Global Tech Portfolio	651,878	14,692,596	15,762,403
US Government Mortgage Portfolio	91,698	897,071	817,028
Strategic Income Portfolio	481,900	1,805,282	1,758,934
Emerging Markets Portfolio	36,266	501,141	348,875
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Select Mid Cap Value Portfolio	3,219	103,697	114,935
Small Cap Value Portfolio	6,477	75,065	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,806,137	44,409,566	48,711,506
Small Cap Index Portfolio	554,505	8,350,340	7,552,361
Alternative Asset Allocation Portfolio	80,999	1,078,884	1,030,313
Global Small Cap Portfolio	16,910	166,365	167,751
Small Mid Cap Value Portfolio	278,230	3,294,686	3,856,271
CROCI US Portfolio	11,256	158,099	176,159
High Income Portfolio	98,242	533,733	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,385,344	20,901,804	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	7,050	81,678	88,059
International Portfolio	56,918	1,037,779	953,379
Opportunity Portfolio	417,048	6,166,236	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	272,353	4,305,894	4,175,178
Income Fund	1,760,039	25,964,826	24,992,559
Global Bond Fund	1,679,742	24,347,067	21,567,883
Foreign Fund	2,508,845	33,468,206	35,725,950
Developing Markets Fund	290,232	2,694,582	2,388,608
Mutual Global Discovery Fund	247,038	4,054,350	4,540,560
Rising Dividends Fund	1,035,196	28,050,240	27,877,839
DynaTech 2 Fund	940,056	3,687,828	4,014,041
Global Real Estate Fund	—	—	—
VolSmart Allocation Fund	6,179	74,885	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	255,683	2,357,984	2,239,781
Balanced Portfolio	1,120,501	6,940,674	6,050,704
Global Equity Portfolio	202,343	1,051,813	985,409
Energy Portfolio	264,973	1,017,756	1,351,364
Natural Resources Portfolio	122,544	466,570	578,408
Growth Portfolio	280,999	2,779,020	2,787,512
High Income Portfolio	3,131,515	9,955,186	9,237,969
International Core Equity Portfolio	339,909	5,091,212	5,489,534
Global Growth Portfolio	194,792	642,383	617,489
Mid Cap Growth Portfolio	860,017	11,255,312	8,600,166
Science and Technology Portfolio	593,173	16,271,203	13,625,194
Small Cap Growth Portfolio	646,355	5,057,320	3,716,539
SMID Cap Core Portfolio	785,609	9,538,551	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	124,377	1,153,412	1,130,591
Global Dynamic Multi Asset Portfolio	71,848	958,373	860,737

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	392,567	2,545,349	2,457,468
ClearBridge Variable Mid Cap Portfolio	686,176	16,497,424	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	1,760,517	38,348,402	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	345,418	9,416,628	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	48,975	1,159,611	811,020
Western Asset Variable Core Bond Plus Portfolio	13,196,071	74,285,978	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	683,904	23,330,604	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	108,071	1,606,342	1,749,674
Bond Portfolio	4,635,142	49,378,231	44,080,200
Strategic Income Portfolio	1,154,822	11,272,084	10,220,175
Equity Income Portfolio	711,770	11,174,514	10,733,485
High Yield Portfolio	67,895	611,929	555,385
Prudential Series Funds
Natural Resources Portfolio	16,196	575,524	655,298
Mid-Cap Growth Portfolio	5,387	91,714	137,198
PGIM Jennison Blend Portfolio	5,375	498,257	506,159
Royce Capital Fund
Micro-Cap Portfolio	23,184	220,653	205,872
Small Cap Portfolio	780,116	6,291,388	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	474,408	4,909,986	5,133,095
Global Opportunity Portfolio	139,276	1,807,934	1,700,555
American Funds IS
Asset Allocation Fund	3,858,881	94,376,568	90,066,273
Washington Mutual Investors Fund	3,753,682	50,679,233	52,776,768
Ultra-Short Bond Fund	1,698,624	18,752,321	18,769,795
Capital Income Builder Fund	1,772,563	19,098,260	20,561,730
Global Growth Fund	890,875	31,797,614	29,470,156
Capital World Growth and Income Fund	1,385,421	19,211,151	18,647,769
Global Small Capitalization Fund	380,012	8,321,367	6,635,005
Growth Fund	655,835	62,713,681	62,763,441
Growth-Income Fund	1,171,199	64,232,478	67,156,552
International Fund	567,609	10,605,186	9,723,149
International Growth and Income Fund	873,600	9,669,027	8,447,711
New World Fund	1,326,623	33,629,583	33,099,253
U.S. Government Securities Fund	1,579,333	16,167,489	15,430,082
Global Balanced Fund	6,335	73,590	76,659
The Bond Fd of America Fund	2,814	26,046	26,308
Invesco Oppenheimer
International Growth Fund	10,514,656	24,825,543	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	1,534,313	62,551,823	66,803,968
Health Sciences Portfolio	612,717	32,489,971	31,769,367
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Equity Income Portfolio	2,004	55,130	55,279
Mid-Cap Growth Portfolio	1,687	45,598	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	251,951	3,191,848	2,736,183
Fundamental All Cap Core Portfolio	7,867	256,263	225,619
Select Bond Portfolio	28,413	388,877	334,421
Strategic Income Opportunities Portfolio	55,782	746,016	706,194
Federated Hermes
High Income Bond Portfolio	349,827	2,012,226	1,969,525
Kaufmann Portfolio	357,316	5,770,302	5,634,869
Managed Volatility Portfolio	44,507	496,060	409,461
Principal Variable Contracts
Blue Chip Fund	72,387	775,812	886,019
Equity Income Fund	15,671	434,353	426,884
Diversified Balance Fund	146,567	2,077,468	2,059,266
Diversified Growth Fund	15,695	301,478	269,644
Diversified Income Fund	6,764	93,917	87,458
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$428,606	$—	$428,606	$111,302	$497	$111,799	$316,807	$—	$—	$—	$316,807
High Income Portfolio	220,531	—	220,531	52,065	339	52,404	168,127	(170,511)	342,234	171,723	339,850
Equity-Income Portfolio	109,879	176,785	286,664	84,226	1,537	85,763	200,901	104,720	215,897	320,617	521,518
Growth Portfolio	8,743	368,016	376,759	106,603	3,613	110,216	266,543	298,883	1,729,220	2,028,103	2,294,646
Overseas Portfolio	44,535	14,332	58,867	72,101	566	72,667	(13,800)	156,695	757,654	914,349	900,549
Mid Cap Portfolio	63,078	449,383	512,461	204,107	1,309	205,416	307,045	(17,769)	1,686,935	1,669,166	1,976,211
Asset Manager Portfolio	17,900	9,707	27,607	13,016	332	13,348	14,259	(11,533)	79,778	68,245	82,504
Investment Grade Bond Portfolio	132,199	—	132,199	58,668	504	59,172	73,027	(342,482)	500,365	157,883	230,910
Index 500 Portfolio	270,485	192,544	463,029	272,881	2,913	275,794	187,235	1,292,615	3,009,257	4,301,872	4,489,107
Contrafund Portfolio	111,414	1,380,758	1,492,172	501,443	3,744	505,187	986,985	1,533,885	7,773,099	9,306,984	10,293,969
Asset Manager: Growth Portfolio	14,879	—	14,879	11,742	306	12,048	2,831	7,218	102,130	109,348	112,179
Balanced Portfolio	50,025	113,564	163,589	41,368	290	41,658	121,931	60,654	374,510	435,164	557,095
Growth & Income Portfolio	25,917	62,417	88,334	25,574	705	26,279	62,055	40,387	176,214	216,601	278,656
Growth Opportunities Portfolio	—	—	—	432,228	2,357	434,585	(434,585)	(3,403,579)	15,479,275	12,075,696	11,641,111
Value Strategies Portfolio	21,810	94,036	115,846	36,399	85	36,484	79,362	98,910	266,732	365,642	445,004
Strategic Income Portfolio	579,543	—	579,543	172,412	712	173,124	406,419	(320,098)	915,351	595,253	1,001,672
Emerging Markets Portfolio	98,590	—	98,590	66,593	182	66,775	31,815	(138,916)	467,459	328,543	360,358
Real Estate Portfolio	358,757	691,663	1,050,420	202,695	966	203,661	846,759	(486,806)	1,040,208	553,402	1,400,161
Funds Manager 50% Portfolio	167,113	—	167,113	89,261	234	89,495	77,618	(72,660)	733,999	661,339	738,957
Funds Manager 70% Portfolio	89,740	—	89,740	59,384	314	59,698	30,042	(12,959)	603,649	590,690	620,732
Funds Manager 85% Portfolio	23,841	—	23,841	22,384	101	22,485	1,356	(37,659)	292,538	254,879	256,235
Government Money Market Portfolio Service Class 2	1,764,088	—	1,764,088	489,228	584	489,812	1,274,276	—	—	—	1,274,276
International Capital Appreciation Portfolio	7,628	—	7,628	56,520	225	56,745	(49,117)	(211,806)	1,268,347	1,056,541	1,007,424
Energy Portfolio	61	—	61	5	—	5	56	—	(43)	(43)	13
American Century Variable Portfolios, Inc.
Balanced Fund	82,597	—	82,597	60,474	144	60,618	21,979	(111,632)	735,126	623,494	645,473
Capital Appreciation Fund	—	2,497	2,497	25,129	498	25,627	(23,130)	(43,298)	367,343	324,045	300,915
International Fund	34,244	—	34,244	39,476	306	39,782	(5,538)	(114,935)	370,608	255,673	250,135
Value Fund	1,673,838	5,964,136	7,637,974	965,506	4,414	969,920	6,668,054	545,247	(1,844,950)	(1,299,703)	5,368,351
Disciplined Core Value Fund	71,176	—	71,176	74,777	263	75,040	(3,864)	(438,564)	798,927	360,363	356,499
Inflation Protection Fund	258,088	—	258,088	104,036	254	104,290	153,798	(529,444)	566,812	37,368	191,166
Large Company Value Fund	18,394	23,039	41,433	16,745	—	16,745	24,688	(32,949)	3,969	(28,980)	(4,292)
Mid Cap Value Fund	788,667	4,208,445	4,997,112	472,158	1,687	473,845	4,523,267	(1,130,120)	(1,902,530)	(3,032,650)	1,490,617
Ultra Fund	—	499,240	499,240	119,883	225	120,108	379,132	(490,488)	2,832,153	2,341,665	2,720,797
MFS Variable Insurance Trust
Research Series	1,555	18,854	20,409	4,736	286	5,022	15,387	(13,011)	62,577	49,566	64,953
Growth Series	—	115,242	115,242	20,213	604	20,817	94,425	2,526	312,633	315,159	409,584
Investors Trust Series	1,911	16,865	18,776	4,739	74	4,813	13,963	580	35,182	35,762	49,725
New Discovery Series	—	—	—	87,224	710	87,934	(87,934)	(1,561,102)	2,469,328	908,226	820,292
Corporate Bond Portfolio	178,162	—	178,162	60,599	174	60,773	117,389	(644,069)	867,344	223,275	340,664
Emerging Markets Equity Portfolio	54,259	—	54,259	57,847	197	58,044	(3,785)	(253,602)	651,066	397,464	393,679
Technology Portfolio	—	—	—	91,487	416	91,903	(91,903)	(79,260)	3,185,217	3,105,957	3,014,054
Global Tactical Allocation Portfolio	1,443	37,399	38,842	13,046	35	13,081	25,761	(69,541)	117,782	48,241	74,002
International Intrinsic Value Portfolio	65,311	1,045,589	1,110,900	176,818	388	177,206	933,694	146,363	970,455	1,116,818	2,050,512
Utilities Series Portfolio	420,417	705,189	1,125,606	175,223	702	175,925	949,681	81,161	(1,593,274)	(1,512,113)	(562,432)
Blended Research Core Equity Portfolio	43,261	321,074	364,335	51,631	143	51,774	312,561	10,302	644,603	654,905	967,466
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Global Real Estate Portfolio	4,194	53,378	57,572	11,087	62	11,149	46,423	(74,169)	107,580	33,411	79,834
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	11,623	25,516	37,139	19,018	481	19,499	17,640	(4,868)	126,097	121,229	138,869
Mid-Cap Stock Portfolio	6,258	38,869	45,127	18,680	391	19,071	26,056	(6,075)	162,513	156,438	182,494
Bond-Debenture Portfolio	1,247,506	—	1,247,506	322,595	1,132	323,727	923,779	(740,914)	1,075,215	334,301	1,258,080
Fundamental Equity Portfolio	11,181	56,598	67,779	24,803	81	24,884	42,895	(370)	202,464	202,094	244,989
Developing Growth Portfolio	—	—	—	49,594	152	49,746	(49,746)	(586,554)	888,838	302,284	252,538
Short Duration Income Portfolio	708,397	—	708,397	224,447	808	225,255	483,142	(502,663)	630,113	127,450	610,592
Alger Fund
LargeCap Growth Portfolio	—	—	—	59,860	210	60,070	(60,070)	(151,072)	1,356,877	1,205,805	1,145,735
MidCap Growth Portfolio	—	—	—	50,271	291	50,562	(50,562)	(608,670)	1,348,347	739,677	689,115
Capital Appreciation Portfolio	—	—	—	37,413	491	37,904	(37,904)	(115,799)	1,063,708	947,909	910,005
SmallCap Growth Portfolio	—	—	—	7,361	132	7,493	(7,493)	(20,287)	104,242	83,955	76,462
Capital Appreciation Portfolio Class S	—	—	—	446,757	1,956	448,713	(448,713)	(1,883,776)	14,214,527	12,330,751	11,882,038
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	4,494	—	4,494	29,979	74	30,053	(25,559)	(134,595)	395,156	260,561	235,002
S&P 500 Index Portfolio	20,580	75,990	96,570	18,919	58	18,977	77,593	(6,628)	241,041	234,413	312,006
SRI Balanced Portfolio	100,631	24,107	124,738	77,991	249	78,240	46,498	(107,950)	899,314	791,364	837,862
Invesco Variable Insurance Funds
Technology Fund	—	—	—	13,037	—	13,037	(13,037)	(166,589)	479,447	312,858	299,821
Diversified Dividend Fund	43,321	197,900	241,221	32,476	58	32,534	208,687	(247,322)	207,463	(39,859)	168,828
Health Care Fund	—	—	—	9,964	14	9,978	(9,978)	(38,010)	56,208	18,198	8,220
Global Real Estate Fund	938	—	938	2,202	—	2,202	(1,264)	(2,772)	8,291	5,519	4,255
International Equity Fund	—	156	156	9,227	—	9,227	(9,071)	(29,871)	53,752	23,881	14,810
Main Street Mid Cap Fund	74	—	74	5,165	—	5,165	(5,091)	(10,983)	36,893	25,910	20,819
Discovery Mid Cap Growth Fund	—	—	—	63,250	213	63,463	(63,463)	(841,467)	1,441,424	599,957	536,494
Global Fund	—	788,393	788,393	84,580	218	84,798	703,595	(269,086)	1,372,797	1,103,711	1,807,306
Main Street Fund	39,871	569,281	609,152	104,016	224	104,240	504,912	(1,691,804)	2,794,748	1,102,944	1,607,856
Main Street Small Cap Fund	88,630	—	88,630	119,390	236	119,626	(30,996)	(744,661)	2,000,633	1,255,972	1,224,976
Balanced-Risk Allocation Fund	—	—	—	5,165	22	5,187	(5,187)	(14,704)	40,829	26,125	20,938
Core Plus Bond Fund	111,686	—	111,686	56,393	109	56,502	55,184	(57,984)	180,119	122,135	177,319
Equity and Income Fund	83,255	247,612	330,867	68,720	172	68,892	261,975	(477,583)	608,233	130,650	392,625
Small Cap Equity Fund	—	58,862	58,862	34,937	117	35,054	23,808	(288,993)	639,267	350,274	374,082
Equally Weighted S&P 500 Fund	63,425	407,659	471,084	63,347	127	63,474	407,610	(197,970)	312,747	114,777	522,387
Growth and Income Fund	5,617	54,935	60,552	11,599	—	11,599	48,953	(7,387)	(4,717)	(12,104)	36,849
American Value Fund	382	21,288	21,670	2,569	—	2,569	19,101	(1,723)	(5,297)	(7,020)	12,081
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	48,338	—	48,338	18,235	—	18,235	30,103	(36,999)	64,326	27,327	57,430
Small Cap Core Portfolio	25,606	16,732	42,338	25,810	—	25,810	16,528	(107,777)	305,391	197,614	214,142
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	—	—	—	12,108	—	12,108	(12,108)	43,871	160,275	204,146	192,038
NASDAQ-100 Fund	—	—	—	22,461	—	22,461	(22,461)	14,648	526,870	541,518	519,057
U.S. Government Money Market Fund	12,877	6	12,883	5,605	—	5,605	7,278	—	—	—	7,278
Inverse S&P 500 Strategy Fund	452	—	452	681	—	681	(229)	(9,459)	2,595	(6,864)	(7,093)
Inverse NASDAQ-100 Strategy Fund	148	—	148	534	—	534	(386)	(1,808)	(10,085)	(11,893)	(12,279)
Inverse Government Long Bond Strategy Fund	—	—	—	127	—	127	(127)	824	(669)	155	28
Government Long Bond 1.2x Strategy	2,546	—	2,546	969	—	969	1,577	(1,809)	(1,543)	(3,352)	(1,775)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	29,720	29,720	36,759	236	36,995	(7,275)	(52,070)	177,090	125,020	117,745
S&P 500 Pure Growth Fund	—	—	—	62,343	235	62,578	(62,578)	(978,355)	1,267,676	289,321	226,743
S&P MidCap 400 Pure Growth Fund	—	—	—	14,460	27	14,487	(14,487)	(75,624)	236,085	160,461	145,974
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,969	—	1,969	10,185	19	10,204	(8,235)	14,928	79,095	94,023	85,788
Multi-Hedge Strategies Fund	36,426	—	36,426	16,526	94	16,620	19,806	24,434	(4,866)	19,568	39,374
Global Managed Futures Strategy Fund	18,444	11,734	30,178	7,675	25	7,700	22,478	(63,303)	51,147	(12,156)	10,322
Small Cap Value Fund	60,166	293,483	353,649	59,932	220	60,152	293,497	140,661	(53,930)	86,731	380,228
ProFunds VP
Profund Access VP High Yield Fund	1,521	—	1,521	1,013	—	1,013	508	(269)	1,852	1,583	2,091
Asia 30	60	2,275	2,335	1,366	—	1,366	969	(3,818)	3,649	(169)	800
Banks	973	—	973	1,731	—	1,731	(758)	(793)	4,570	3,777	3,019
Materials	172	—	172	904	—	904	(732)	1,370	2,806	4,176	3,444
Bear	19	—	19	171	—	171	(152)	(489)	(575)	(1,064)	(1,216)
Biotechnology	—	29,390	29,390	5,056	—	5,056	24,334	(5,337)	(3,318)	(8,655)	15,679
Bull	—	82,529	82,529	10,117	—	10,117	72,412	(21,479)	29,517	8,038	80,450
Consumer Staples	154	11,779	11,933	2,514	—	2,514	9,419	(14,177)	5,256	(8,921)	498
Consumer Discretionary	—	4,823	4,823	2,094	—	2,094	2,729	(475)	18,720	18,245	20,974
Dow 30	75	—	75	3,732	—	3,732	(3,657)	(9,454)	32,105	22,651	18,994
Emerging Markets	1,303	—	1,303	1,660	—	1,660	(357)	(1,878)	4,744	2,866	2,509
Europe 30	737	—	737	733	—	733	4	735	4,208	4,943	4,947
Falling U.S. Dollar	—	—	—	613	—	613	(613)	(1,675)	934	(741)	(1,354)
Financials	78	708	786	440	—	440	346	(346)	1,777	1,431	1,777
Health Care	—	29,943	29,943	7,414	—	7,414	22,529	(7,467)	(22,103)	(29,570)	(7,041)
Industrials	—	11,505	11,505	2,844	—	2,844	8,661	(2,077)	6,506	4,429	13,090
International	—	—	—	673	—	673	(673)	(177)	4,821	4,644	3,971
Internet	—	27,262	27,262	4,950	—	4,950	22,312	(97,113)	144,192	47,079	69,391
Japan	—	—	—	856	—	856	(856)	1,717	10,576	12,293	11,437
Large-Cap Growth	—	119,892	119,892	15,668	—	15,668	104,224	(51,242)	91,450	40,208	144,432
Large-Cap Value	2,528	35,791	38,319	13,126	—	13,126	25,193	11,124	46,887	58,011	83,204
Mid-Cap	—	—	—	2,676	—	2,676	(2,676)	(5,727)	17,446	11,719	9,043
Mid-Cap Growth	—	1,389	1,389	6,481	—	6,481	(5,092)	(8,101)	45,187	37,086	31,994
Mid-Cap Value	262	5,425	5,687	2,355	—	2,355	3,332	299	5,545	5,844	9,176
Government Money Market	106,129	—	106,129	62,622	—	62,622	43,507	—	—	—	43,507
Energy	6,298	—	6,298	7,733	—	7,733	(1,435)	10,319	(24,236)	(13,917)	(15,352)
NASDAQ-100	—	1,276	1,276	6,794	—	6,794	(5,518)	(12,253)	110,893	98,640	93,122
Pharmaceuticals	289	1,073	1,362	1,149	—	1,149	213	(102)	(4,043)	(4,145)	(3,932)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Precious Metals	—	—	—	8,967	—	8,967	(8,967)	(29,183)	19,725	(9,458)	(18,425)
Real Estate	642	10,794	11,436	1,542	—	1,542	9,894	(5,214)	(1,093)	(6,307)	3,587
Rising Rates Opportunity	20	—	20	352	—	352	(332)	(760)	862	102	(230)
Semiconductor	—	1,369	1,369	4,446	—	4,446	(3,077)	35,302	55,504	90,806	87,729
Short Dow 30	—	—	—	37	—	37	(37)	(41)	(75)	(116)	(153)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	94	—	94	132	—	132	(38)	(63)	(602)	(665)	(703)
Short Mid-Cap	12	—	12	34	—	34	(22)	(1)	(149)	(150)	(172)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	5	101	106	55	—	55	51	(72)	(252)	(324)	(273)
Small-Cap	—	—	—	3,457	—	3,457	(3,457)	(2,375)	21,276	18,901	15,444
Small-Cap Growth	—	3,987	3,987	3,681	—	3,681	306	(9,262)	23,727	14,465	14,771
Small-Cap Value	16	3,972	3,988	2,321	—	2,321	1,667	145	5,299	5,444	7,111
Technology	—	20,233	20,233	4,921	—	4,921	15,312	(13,556)	85,373	71,817	87,129
Communication Services	3	—	3	19	—	19	(16)	(29)	167	138	122
U.S. Government Plus	2,548	—	2,548	1,174	—	1,174	1,374	(1,966)	(244)	(2,210)	(836)
UltraBull	—	—	—	15,465	—	15,465	(15,465)	(12,440)	277,527	265,087	249,622
UltraMid-Cap	—	—	—	9,103	—	9,103	(9,103)	(23,187)	89,777	66,590	57,487
UltraNASDAQ-100	—	—	—	13,125	—	13,125	(13,125)	(55,731)	391,788	336,057	322,932
UltraShort Dow 30	—	—	—	67	—	67	(67)	(6)	(47)	(53)	(120)
UltraShort NASDAQ-100	—	—	—	35	—	35	(35)	(1,023)	870	(153)	(188)
UltraSmall-Cap	—	—	—	2,557	—	2,557	(2,557)	(5,169)	24,667	19,498	16,941
Utilities	2,023	—	2,023	4,409	—	4,409	(2,386)	(5,555)	(11,623)	(17,178)	(19,564)
VanEck Worldwide Insurance Trust
Global Resources Fund	160,674	—	160,674	87,894	248	88,142	72,532	104,597	(552,813)	(448,216)	(375,684)
Emerging Markets Fund	26,575	—	26,575	8,846	—	8,846	17,729	(156,093)	190,388	34,295	52,024
Emerging Markets Bond Fund	14,490	—	14,490	5,184	—	5,184	9,306	(23,469)	42,978	19,509	28,815
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	159,553	543	160,096	(160,096)	(1,409,282)	6,518,934	5,109,652	4,949,556
Overseas Portfolio	18,287	—	18,287	15,361	47	15,408	2,879	22,275	76,216	98,491	101,370
Research Portfolio	75	—	75	1,601	25	1,626	(1,551)	(24,600)	68,413	43,813	42,262
Enterprise Services Portfolio	32,579	2,650,395	2,682,974	451,312	1,393	452,705	2,230,269	(743,652)	3,693,891	2,950,239	5,180,508
Global Research Portfolio	10,791	39,991	50,782	18,549	98	18,647	32,135	(75,575)	365,958	290,383	322,518
Mid Cap Value Portfolio	40,374	117,793	158,167	54,035	245	54,280	103,887	(19,495)	314,998	295,503	399,390
Balanced Portfolio	1,358,344	—	1,358,344	1,001,697	3,100	1,004,797	353,547	1,748,319	7,710,606	9,458,925	9,812,472
Flexible Bond Portfolio	256,684	—	256,684	91,885	316	92,201	164,483	(207,306)	313,801	106,495	270,978
PIMCO Variable Insurance Trust
Total Return Portfolio	1,021,002	—	1,021,002	394,121	1,696	395,817	625,185	(1,558,026)	2,213,315	655,289	1,280,474
Low Duration Portfolio	1,008,090	—	1,008,090	378,000	1,621	379,621	628,469	(527,510)	870,781	343,271	971,740
High Yield Portfolio	629,010	—	629,010	156,630	433	157,063	471,947	(236,954)	767,216	530,262	1,002,209
Real Return Portfolio	636,626	—	636,626	287,648	1,471	289,119	347,507	(562,235)	664,903	102,668	450,175
All Asset Portfolio	81,166	—	81,166	39,069	177	39,246	41,920	(115,096)	249,284	134,188	176,108
Global Managed Asset Allocation Portfolio	20,959	—	20,959	12,420	28	12,448	8,511	(16,774)	110,218	93,444	101,955
Short-Term Portfolio	2,125,271	—	2,125,271	637,495	3,225	640,720	1,484,551	(418,290)	1,035,978	617,688	2,102,239
Emerging Markets Bond Portfolio	86,291	—	86,291	20,117	39	20,156	66,135	(73,828)	148,119	74,291	140,426
Global Bond Opportunities Portfolio	1,938	1,155	3,093	1,191	—	1,191	1,902	(2,075)	2,711	636	2,538
Commodity Real Return Strategy Portfolio	1,087,574	—	1,087,574	90,184	499	90,683	996,891	(491,028)	(1,203,608)	(1,694,636)	(697,745)
International Bond (USD-Hedged) Portfolio	63,927	68,323	132,250	33,424	82	33,506	98,744	(54,417)	143,057	88,640	187,384
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Dynamic Bond Adv Portfolio	69,602	—	69,602	25,061	121	25,182	44,420	(162,842)	222,599	59,757	104,177
Income Advisor Portfolio	1,629,589	—	1,629,589	414,675	1,144	415,819	1,213,770	(643,992)	1,476,311	832,319	2,046,089
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	12,920	—	12,920	23,135	22	23,157	(10,237)	2,654	233,306	235,960	225,723
Large Cap Value Fund	2,772	13,994	16,766	3,628	—	3,628	13,138	(59,977)	63,093	3,116	16,254
Mid Cap Value Fund	28,013	68,996	97,009	38,110	—	38,110	58,899	(38,188)	252,500	214,312	273,211
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	—	—	7,742	—	7,742	(7,742)	(116,560)	208,153	91,593	83,851
AMT Mid Cap Intrinsic Value Portfolio	1,254	6,329	7,583	2,698	—	2,698	4,885	(50,920)	52,882	1,962	6,847
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,721	28,225	29,946	9,756	—	9,756	20,190	(36,304)	57,785	21,481	41,671
Sustainable U.S. Equity Portfolio	82	1,834	1,916	305	—	305	1,611	267	1,059	1,326	2,937
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,759	—	1,759	580	—	580	1,179	(696)	1,194	498	1,677
Emerging Markets Equity Portfolio	1,737	1,946	3,683	2,607	—	2,607	1,076	(5,455)	14,354	8,899	9,975
Discovery Portfolio	—	—	—	980	—	980	(980)	(32,227)	46,576	14,349	13,369
U.S. Real Estate Portfolio	797	—	797	1,201	—	1,201	(404)	(6,320)	11,068	4,748	4,344
Northern Lights Variable Trust
Power Dividend Index Fund	11,246	—	11,246	8,475	29	8,504	2,742	(2,286)	(19,737)	(22,023)	(19,281)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	14,650	—	14,650	32,240	83	32,323	(17,673)	(139,586)	440,258	300,672	282,999
Small Cap Growth Portfolio	—	—	—	360	1	361	(361)	(3,737)	4,725	988	627
Discovery Value Portfolio	54,410	572,054	626,464	85,767	251	86,018	540,446	(456,740)	858,140	401,400	941,846
BlackRock Variable Series Fund, Inc.
Basic Value Fund	54,613	145,873	200,486	49,581	150	49,731	150,755	(83,917)	463,973	380,056	530,811
Capital Appreciation Fund	—	25,822	25,822	5,668	10	5,678	20,144	(7,215)	163,566	156,351	176,495
Equity Dividend Fund	402,519	1,052,645	1,455,164	307,274	943	308,217	1,146,947	(566,332)	1,742,830	1,176,498	2,323,445
Global Allocation Fund	287,243	—	287,243	153,161	617	153,778	133,465	(506,190)	1,621,395	1,115,205	1,248,670
Advantage Large Cap Core Fund	2,137	—	2,137	5,683	33	5,716	(3,579)	(44,566)	138,320	93,754	90,175
Large Cap Focus Growth Fund	—	198,036	198,036	140,916	411	141,327	56,709	(335,748)	4,501,996	4,166,248	4,222,957
60/40 Target Allocation ETF Fund	130,575	—	130,575	89,810	181	89,991	40,584	(38,382)	894,221	855,839	896,423
Total Return Fund	54,528	—	54,528	19,194	—	19,194	35,334	(13,749)	41,201	27,452	62,786
S&P 500 Fund	18,717	67,542	86,259	20,606	—	20,606	65,653	34,917	263,240	298,157	363,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	114,714	260	114,974	(114,974)	693,685	1,684,904	2,378,589	2,263,615
Dividend Opportunity Portfolio	—	—	—	117,261	302	117,563	(117,563)	467,525	(152,169)	315,356	197,793
Emerging Markets Bond Portfolio	204,085	—	204,085	50,754	370	51,124	152,961	(243,817)	407,984	164,167	317,128
High Yield Portfolio	308,443	—	308,443	71,436	330	71,766	236,677	(151,059)	458,903	307,844	544,521
Select Large-Cap Value Portfolio	—	—	—	144,350	346	144,696	(144,696)	(5,538)	562,225	556,687	411,991
Seligman Global Tech Portfolio	—	695,804	695,804	163,700	445	164,145	531,659	(1,541,320)	5,284,586	3,743,266	4,274,925
US Government Mortgage Portfolio	22,275	—	22,275	11,610	18	11,628	10,647	(58,165)	78,987	20,822	31,469
Strategic Income Portfolio	49,136	—	49,136	17,825	47	17,872	31,264	(76,250)	162,639	86,389	117,653
Emerging Markets Portfolio	—	—	—	3,716	6	3,722	(3,722)	(7,393)	33,167	25,774	22,052
Select Mid Cap Value Portfolio	—	—	—	174	—	174	(174)	12	11,238	11,250	11,076
Small Cap Value Portfolio	—	—	—	77	—	77	(77)	8	7,900	7,908	7,831
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	435,377	2,254,725	2,690,102	566,298	1,496	567,794	2,122,308	1,108,293	6,145,812	7,254,105	9,376,413
Small Cap Index Portfolio	62,267	176,929	239,196	94,107	269	94,376	144,820	(108,597)	989,816	881,219	1,026,039
Alternative Asset Allocation Portfolio	68,445	9,703	78,148	13,744	33	13,777	64,371	(9,383)	(10,245)	(19,628)	44,743
Global Small Cap Portfolio	1,249	1,275	2,524	2,514	12	2,526	(2)	4,832	31,957	36,789	36,787
Small Mid Cap Value Portfolio	30,877	151,096	181,973	48,927	232	49,159	132,814	(70,452)	408,377	337,925	470,739
CROCI US Portfolio	2,206	—	2,206	2,096	7	2,103	103	(275)	28,386	28,111	28,214
High Income Portfolio	31,580	—	31,580	6,541	20	6,561	25,019	(5,807)	28,878	23,071	48,090
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,613,786	—	1,613,786	255,119	1,326	256,445	1,357,341	(160,708)	639,556	478,848	1,836,189
Delaware Variable Insurance Portfolios
Total Return Portfolio	2,588	518	3,106	1,359	12	1,371	1,735	(1,465)	9,986	8,521	10,256
International Portfolio	14,750	—	14,750	13,350	5	13,355	1,395	(29,451)	149,734	120,283	121,678
Opportunity Portfolio	48,833	593,898	642,731	94,784	546	95,330	547,401	(72,842)	552,609	479,767	1,027,168
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	78,989	363,562	442,551	56,313	262	56,575	385,976	(229,970)	325,167	95,197	481,173
Income Fund	1,243,134	1,507,076	2,750,210	313,849	1,115	314,964	2,435,246	(783,795)	65,651	(718,144)	1,717,102
Global Bond Fund	—	—	—	289,006	1,474	290,480	(290,480)	(1,739,802)	2,276,542	536,740	246,260
Foreign Fund	1,110,342	—	1,110,342	452,567	2,311	454,878	655,464	(135,127)	5,642,107	5,506,980	6,162,444
Developing Markets Fund	50,063	1,816	51,879	31,564	200	31,764	20,115	(21,436)	260,898	239,462	259,577
Mutual Global Discovery Fund	107,715	234,414	342,129	58,850	161	59,011	283,118	(40,823)	545,239	504,416	787,534
Rising Dividends Fund	248,823	2,855,686	3,104,509	344,049	907	344,956	2,759,553	(256,900)	154,455	(102,445)	2,657,108
DynaTech 2 Fund	—	—	—	37,266	277	37,543	(37,543)	(96,744)	1,078,309	981,565	944,022
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	—	—	51	—	51	(51)	1	2,162	2,163	2,112
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	45,726	—	45,726	31,066	201	31,267	14,459	9,408	249,123	258,531	272,990
Balanced Portfolio	45,916	—	45,916	77,314	489	77,803	(31,887)	(397,244)	1,228,369	831,125	799,238
Global Equity Portfolio	17,037	15,820	32,857	12,430	70	12,500	20,357	(78,310)	170,294	91,984	112,341
Energy Portfolio	44,849	—	44,849	18,645	74	18,719	26,130	253,898	(242,149)	11,749	37,879
Natural Resources Portfolio	14,118	—	14,118	7,451	12	7,463	6,655	36,287	(35,466)	821	7,476
Growth Portfolio	—	290,623	290,623	35,907	116	36,023	254,600	(221,569)	849,072	627,503	882,103
High Income Portfolio	561,269	—	561,269	115,523	625	116,148	445,121	(142,766)	594,240	451,474	896,595
International Core Equity Portfolio	94,373	—	94,373	72,163	343	72,506	21,867	(235,453)	984,146	748,693	770,560
Global Growth Portfolio	515	126,070	126,585	7,731	10	7,741	118,844	(171)	(12,299)	(12,470)	106,374
Mid Cap Growth Portfolio	—	1,013,276	1,013,276	110,347	271	110,618	902,658	(748,044)	1,315,324	567,280	1,469,938
Science and Technology Portfolio	—	695,542	695,542	159,198	514	159,712	535,830	(1,143,489)	4,606,927	3,463,438	3,999,268
Small Cap Growth Portfolio	—	623,369	623,369	49,492	235	49,727	573,642	(423,917)	279,645	(144,272)	429,370
SMID Cap Core Portfolio	18,419	906,357	924,776	113,347	440	113,787	810,989	(575,925)	973,110	397,185	1,208,174

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lazard Retirement Series, Inc.
International Equity Portfolio	13,682	—	13,682	13,780	27	13,807	(125)	(28,837)	169,561	140,724	140,599
Global Dynamic Multi Asset Portfolio	—	49,548	49,548	11,850	56	11,906	37,642	(38,325)	80,227	41,902	79,544
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	119,769	—	119,769	28,141	162	28,303	91,466	(207,870)	302,087	94,217	185,683
ClearBridge Variable Mid Cap Portfolio	2,974	85,589	88,563	175,850	580	176,430	(87,867)	37,210	1,584,786	1,621,996	1,534,129
ClearBridge Variable Dividend Strategy Portfolio	690,221	5,032,514	5,722,735	477,825	1,232	479,057	5,243,678	119,042	(1,114,502)	(995,460)	4,248,218
ClearBridge Variable Small Cap Growth Portfolio	—	—	—	95,132	314	95,446	(95,446)	(484,610)	1,041,402	556,792	461,346
ClearBridge Variable Aggressive Growth Portfolio	484	78,166	78,650	9,663	18	9,681	68,969	(55,306)	138,287	82,981	151,950
Western Asset Variable Core Bond Plus Portfolio	2,249,065	—	2,249,065	857,886	3,718	861,604	1,387,461	(2,663,248)	4,427,429	1,764,181	3,151,642
ClearBridge Variable Large Cap Growth Portfolio	—	207,776	207,776	304,090	1,237	305,327	(97,551)	847,760	7,407,656	8,255,416	8,157,865
Pioneer Variable Contracts Trust
Fund Portfolio	9,120	62,147	71,267	19,836	65	19,901	51,366	(169,424)	476,183	306,759	358,125
Bond Portfolio	1,630,318	—	1,630,318	568,003	2,588	570,591	1,059,727	(1,982,765)	3,153,821	1,171,056	2,230,783
Strategic Income Portfolio	384,123	—	384,123	138,889	615	139,504	244,619	(485,443)	939,039	453,596	698,215
Equity Income Portfolio	175,496	801,356	976,852	138,355	513	138,868	837,984	(81,847)	(123,564)	(205,411)	632,573
High Yield Portfolio	30,475	—	30,475	7,642	54	7,696	22,779	(26,912)	56,097	29,185	51,964
Prudential Series Funds
Natural Resources Portfolio	—	—	—	9,386	14	9,400	(9,400)	39,273	(27,009)	12,264	2,864
Mid-Cap Growth Portfolio	—	—	—	1,641	7	1,648	(1,648)	5,841	21,100	26,941	25,293
PGIM Jennison Focused Blend Portfolio	—	—	—	5,649	—	5,649	(5,649)	9,499	(162,871)	(153,372)	(159,021)
PGIM Jennison Blend Portfolio	—	—	—	341	—	341	(341)	6,399	7,902	14,301	13,960
Royce Capital Fund
Micro-Cap Portfolio	—	—	—	3,245	15	3,260	(3,260)	(68,482)	104,882	36,400	33,140
Small Cap Portfolio	44,794	586,698	631,492	86,672	463	87,135	544,357	93,949	842,053	936,002	1,480,359
Alps Fund
Alerian Energy Infrastructure Portfolio	162,673	58,271	220,944	73,144	146	73,290	147,654	271,809	198,952	470,761	618,415
Global Opportunity Portfolio	—	—	—	20,203	52	20,255	(20,255)	(94,116)	498,002	403,886	383,631
American Funds IS
Asset Allocation Fund	1,772,762	3,500,371	5,273,133	1,161,165	2,159	1,163,324	4,109,809	(962,816)	7,264,372	6,301,556	10,411,365
Washington Mutual Investors Fund	823,032	440,598	1,263,630	606,814	1,167	607,981	655,649	(449,349)	6,770,746	6,321,397	6,977,046
Ultra-Short Bond Fund	902,706	—	902,706	298,101	1,145	299,246	603,460	185,877	(91,533)	94,344	697,804
Capital Income Builder Fund	526,977	—	526,977	250,304	498	250,802	276,175	204,134	925,887	1,130,021	1,406,196
Global Growth Fund	190,097	2,021,416	2,211,513	339,581	764	340,345	1,871,168	(169,857)	3,099,358	2,929,501	4,800,669
Capital World Growth and Income Fund	305,261	—	305,261	231,542	307	231,849	73,412	(537,430)	3,561,243	3,023,813	3,097,225
Global Small Capitalization Fund	1,647	77,012	78,659	78,104	135	78,239	420	(483,900)	1,299,894	815,994	816,414
Growth Fund	98,223	3,275,730	3,373,953	723,726	1,457	725,183	2,648,770	1,031,263	13,641,728	14,672,991	17,321,761
Growth-Income Fund	725,946	3,212,649	3,938,595	770,908	1,802	772,710	3,165,885	1,187,992	8,844,528	10,032,520	13,198,405
International Fund	108,032	—	108,032	126,865	203	127,068	(19,036)	(977,009)	2,227,405	1,250,396	1,231,360
International Growth and Income Fund	188,980	—	188,980	104,676	298	104,974	84,006	(1,535,620)	2,533,277	997,657	1,081,663
New World Fund	393,177	—	393,177	414,306	1,631	415,937	(22,760)	(245,392)	4,579,646	4,334,254	4,311,494
U.S. Government Securities Fund	571,608	—	571,608	218,588	651	219,239	352,369	(1,687,318)	1,612,373	(74,945)	277,424
Global Balanced Fund	184	—	184	60	—	60	124	1	3,069	3,070	3,194
The Bond Fd of America Fund	708	—	708	30	—	30	678	—	262	262	940
Invesco Oppenheimer
International Growth Fund	63,683	—	63,683	267,579	1,022	268,601	(204,918)	(1,281,842)	5,135,561	3,853,719	3,648,801
T. Rowe Price
Blue Chip Growth Portfolio	—	—	—	745,598	2,551	748,149	(748,149)	490,108	22,165,805	22,655,913	21,907,764
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Health Sciences Portfolio	—	1,175,039	1,175,039	369,956	1,112	371,068	803,971	351,076	(741,931)	(390,855)	413,116
Equity Income Portfolio	102	958	1,060	20	—	20	1,040	—	149	149	1,189
Mid-Cap Growth Portfolio	—	2,659	2,659	40	—	40	2,619	2	(12)	(10)	2,609
John Hancock Variable Insurance Trust
Financial Industries Portfolio	39,674	110,389	150,063	33,261	142	33,403	116,660	(345,274)	304,566	(40,708)	75,952
Fundamental All Cap Core Portfolio	403	26,122	26,525	2,644	9	2,653	23,872	(2,263)	36,587	34,324	58,196
Select Bond Portfolio	9,677	—	9,677	3,964	9	3,973	5,704	(6,170)	13,934	7,764	13,468
Strategic Income Opportunities Portfolio	21,811	—	21,811	8,405	46	8,451	13,360	(11,097)	35,463	24,366	37,726
Federated Hermes
High Income Bond Portfolio	76,582	—	76,582	19,688	57	19,745	56,837	(50,988)	168,704	117,716	174,553
Kaufmann Portfolio	—	—	—	68,368	253	68,621	(68,621)	(1,089,558)	2,007,914	918,356	849,735
Managed Volatility Portfolio	5,972	—	5,972	5,073	26	5,099	873	(2,923)	28,412	25,489	26,362
Principal Variable Contracts
Blue Chip Fund	—	—	—	7,332	6	7,338	(7,338)	4,953	178,236	183,189	175,851
Equity Income Fund	7,282	17,620	24,902	3,937	24	3,961	20,941	(20,574)	36,715	16,141	37,082
Diversified Balance Fund	14,719	51,140	65,859	9,362	25	9,387	56,472	(61,933)	91,102	29,169	85,641
Diversified Growth Fund	4,038	16,892	20,930	3,028	1	3,029	17,901	(2,404)	18,084	15,680	33,581
Diversified Income Fund	561	3,255	3,816	946	—	946	2,870	(146)	3,920	3,774	6,644
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,601,795	$316,807	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)	$(1,546,762)	$(1,229,955)	$8,371,840
High Income Portfolio	4,226,913	339,850	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)	(620,764)	(280,914)	3,945,999
Equity-Income Portfolio	6,621,979	521,518	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)	(958,202)	(436,684)	6,185,295
Growth Portfolio	7,258,377	2,294,646	36,440	—	(701,492)	(106,263)	(257,675)	168,322	(860,668)	1,433,978	8,692,355
Overseas Portfolio	4,973,491	900,549	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555	(315,394)	585,155	5,558,646
Mid Cap Portfolio	15,717,066	1,976,211	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)	(956,862)	1,019,349	16,736,415
Asset Manager Portfolio	859,857	82,504	771	—	(137,050)	(2,273)	(8,217)	(5,347)	(152,116)	(69,612)	790,245
Investment Grade Bond Portfolio	3,823,171	230,910	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996	1,752,571	1,983,481	5,806,652
Index 500 Portfolio	19,650,780	4,489,107	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)	(2,440,563)	2,048,544	21,699,324
Contrafund Portfolio	34,343,886	10,293,969	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)	(3,449,288)	6,844,681	41,188,567
Asset Manager: Growth Portfolio	782,749	112,179	25,917	—	(28,953)	(2,222)	(11,902)	(688)	(17,848)	94,331	877,080
Balanced Portfolio	2,909,180	557,095	57,462	119	(229,949)	(76,715)	(113,303)	219,372	(143,014)	414,081	3,323,261
Growth & Income Portfolio	2,221,263	278,656	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)	(819,995)	(541,339)	1,679,924
Growth Opportunities Portfolio	25,629,581	11,641,111	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894	3,405,929	15,047,040	40,676,621
Value Strategies Portfolio	3,313,053	445,004	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)	(1,148,455)	(703,451)	2,609,602
Strategic Income Portfolio	13,518,369	1,001,672	898,968	—	(676,538)	(442,167)	(933,179)	371,432	(781,484)	220,188	13,738,557
Emerging Markets Portfolio	4,847,182	360,358	117,110	—	(232,152)	(107,588)	(87,402)	183,787	(126,245)	234,113	5,081,295
Real Estate Portfolio	16,300,362	1,400,161	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642	(1,545,155)	(144,994)	16,155,368
Funds Manager 50% Portfolio	6,685,802	738,957	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)	(278,902)	460,055	7,145,857
Funds Manager 70% Portfolio	4,533,866	620,732	252,576	—	(189,230)	(240,602)	(84,261)	125,846	(135,671)	485,061	5,018,927
Funds Manager 85% Portfolio	1,698,499	256,235	19,588	—	(74,160)	(146,399)	(97,524)	57,267	(241,228)	15,007	1,713,506
Government Money Market Portfolio Service Class 2	10,859,494	1,274,276	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)	48,752,341	50,026,617	60,886,111
International Capital Appreciation Portfolio	3,744,480	1,007,424	419,874	—	(67,781)	(117,287)	(138,530)	435,830	532,106	1,539,530	5,284,010
Energy Portfolio	—	13	—	—	—	—	—	3,346	3,346	3,359	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	4,370,046	645,473	314,229	119	(179,562)	(98,209)	(125,063)	225,147	136,661	782,134	5,152,180
Capital Appreciation Fund	1,554,367	300,915	11,993	150	(140,291)	(15,156)	(31,118)	185,467	11,045	311,960	1,866,327
International Fund	2,513,047	250,135	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)	(327,685)	(77,550)	2,435,497
Value Fund	78,502,176	5,368,351	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)	(7,500,798)	(2,132,447)	76,369,729
Disciplined Core Value Fund	5,581,814	356,499	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)	(415,058)	(58,559)	5,523,255
Inflation Protection Fund	8,589,219	191,166	124,621	503	(650,727)	(148,032)	(508,588)	309,953	(872,270)	(681,104)	7,908,115
Large Company Value Fund	1,449,982	(4,292)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)	(735,697)	(739,989)	709,993
Mid Cap Value Fund	38,660,896	1,490,617	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)	(4,618,630)	(3,128,013)	35,532,883
Ultra Fund	5,798,287	2,720,797	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018	2,437,181	5,157,978	10,956,265
MFS Variable Insurance Trust
Research Series	345,456	64,953	476	—	(14,728)	(6,110)	(7,181)	(27,523)	(55,066)	9,887	355,343
Growth Series	1,263,463	409,584	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)	(130,202)	279,382	1,542,845
Investors Trust Series	424,738	49,725	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)	(198,871)	(149,146)	275,592
New Discovery Series	6,468,801	820,292	281,239	—	(525,300)	(206,172)	(219,511)	324,563	(345,181)	475,111	6,943,912
Corporate Bond Portfolio	4,641,603	340,664	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)	(166,552)	174,112	4,815,715
Emerging Markets Equity Portfolio	4,333,857	393,679	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)	(52,657)	341,022	4,674,879
Technology Portfolio	5,976,160	3,014,054	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)	(59,180)	2,954,874	8,931,034
Global Tactical Allocation Portfolio	1,120,198	74,002	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)	(262,760)	(188,758)	931,440
International Intrinsic Value Portfolio	12,895,443	2,050,512	200,673	—	(507,630)	(966,004)	(250,778)	999,620	(524,119)	1,526,393	14,421,836
Utilities Series Portfolio	15,660,116	(562,432)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)	(2,451,480)	(3,013,912)	12,646,204
Blended Research Core Equity Portfolio	3,459,958	967,466	330,200	—	(117,377)	(131,181)	(51,353)	565,759	596,048	1,563,514	5,023,472
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Real Estate Portfolio	873,404	79,834	67,408	—	(13,795)	(35,035)	(66,493)	20,916	(26,999)	52,835	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,588,535	138,869	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)	(438,369)	(299,500)	1,289,035
Mid-Cap Stock Portfolio	1,406,074	182,494	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416	(103,264)	79,230	1,485,304
Bond-Debenture Portfolio	26,358,622	1,258,080	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)	(2,775,812)	(1,517,732)	24,840,890
Fundamental Equity Portfolio	2,027,903	244,989	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)	(238,378)	6,611	2,034,514
Developing Growth Portfolio	3,934,395	252,538	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)	(487,222)	(234,684)	3,699,711
Short Duration Income Portfolio	17,956,408	610,592	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)	(2,851,993)	(2,241,401)	15,715,007
Alger Fund
LargeCap Growth Portfolio	3,604,009	1,145,735	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580	(23,746)	1,121,989	4,725,998
MidCap Growth Portfolio	3,329,477	689,115	25,945	749	(372,711)	(90,683)	(100,829)	95,978	(441,551)	247,564	3,577,041
Capital Appreciation Portfolio	2,095,083	910,005	24,747	—	(126,725)	(30,180)	(85,630)	385,907	168,119	1,078,124	3,173,207
SmallCap Growth Portfolio	530,498	76,462	881	—	(14,634)	(19,235)	(9,759)	3,001	(39,746)	36,716	567,214
Capital Appreciation Portfolio Class S	31,891,779	11,882,038	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)	(6,896,791)	4,985,247	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,501,167	235,002	57,828	—	(26,418)	(319,464)	(59,768)	58,306	(289,516)	(54,514)	2,446,653
S&P 500 Index Portfolio	1,221,541	312,006	13,420	—	(51,330)	(85,596)	(44,193)	240,951	73,252	385,258	1,606,799
SRI Balanced Portfolio	5,599,365	837,862	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)	(206,344)	631,518	6,230,883
Invesco Variable Insurance Funds
Technology Fund	590,218	299,821	126,585	991	(215,563)	—	(31,477)	374,045	254,581	554,402	1,144,620
Diversified Dividend Fund	3,273,278	168,828	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)	(875,232)	(706,404)	2,566,874
Health Care Fund	999,125	8,220	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)	(217,211)	(208,991)	790,134
Global Real Estate Fund	84,692	4,255	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)	(8,811)	(4,556)	80,136
International Equity Fund	179,775	14,810	298	—	(120,914)	(4,013)	(14,213)	161,125	22,283	37,093	216,868
Main Street Mid Cap Fund	201,986	20,819	468	—	(23,279)	(439)	(11,089)	(1,621)	(35,960)	(15,141)	186,845
Discovery Mid Cap Growth Fund	4,962,407	536,494	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)	(326,410)	210,084	5,172,491
Global Fund	5,761,990	1,807,306	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)	(428,721)	1,378,585	7,140,575
Main Street Fund	8,517,650	1,607,856	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)	(1,777,676)	(169,820)	8,347,830
Main Street Small Cap Fund	7,063,355	1,224,976	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105	2,021,329	3,246,305	10,309,660
Balanced-Risk Allocation Fund	431,417	20,938	7,742	—	(7,994)	1,990	(8,237)	(21,680)	(28,179)	(7,241)	424,176
Core Plus Bond Fund	4,339,505	177,319	102,490	—	(173,931)	(396,506)	(99,811)	207,884	(359,874)	(182,555)	4,156,950
Equity and Income Fund	5,273,689	392,625	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)	(551,895)	(159,270)	5,114,419
Small Cap Equity Fund	2,212,976	374,082	589,781	—	(38,973)	(108,656)	(57,350)	484,826	869,628	1,243,710	3,456,686
Equally Weighted S&P 500 Fund	3,924,433	522,387	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173	1,115,440	1,637,827	5,562,260
Growth and Income Fund	454,958	36,849	9,845	—	(84,867)	(227)	(16,232)	(871)	(92,352)	(55,503)	399,455
American Value Fund	112,569	12,081	78	—	(377)	(5,072)	(11,919)	—	(17,290)	(5,209)	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,367,281	57,430	17,685	347	(110,259)	(29,098)	(59,989)	36,498	(144,816)	(87,386)	1,279,895
Small Cap Core Portfolio	1,946,867	214,142	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)	(213,607)	535	1,947,402
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	560,713	192,038	108,851	—	(231,456)	—	(29,407)	212,032	60,020	252,058	812,771
NASDAQ-100 Fund	758,701	519,057	84,157	539	(245,666)	—	(48,122)	720,486	511,394	1,030,451	1,789,152
U.S. Government Money Market Fund	255,615	7,278	1	—	—	—	(39,525)	138,238	98,714	105,992	361,607
Inverse S&P 500 Strategy Fund	96,789	(7,093)	44	—	(11,879)	—	(294)	(60,447)	(72,576)	(79,669)	17,120
Inverse NASDAQ-100 Strategy Fund	44,147	(12,279)	108	—	(6,168)	—	(1,013)	(1,725)	(8,798)	(21,077)	23,070
Inverse Government Long Bond Strategy Fund	12,170	28	35	—	(2,092)	—	(120)	(4,636)	(6,813)	(6,785)	5,385
Government Long Bond 1.2x Strategy	89,929	(1,775)	2	—	—	—	(649)	974	327	(1,448)	88,481
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,230,976	117,745	39,273	—	(122,070)	(256,255)	(107,948)	116,243	(330,757)	(213,012)	3,017,964
S&P 500 Pure Growth Fund	5,147,948	226,743	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)	(775,509)	(548,766)	4,599,182
S&P MidCap 400 Pure Growth Fund	1,217,030	145,974	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)	(191,563)	(45,589)	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	704,791	85,788	21,346	—	(22,550)	(19,091)	(11,970)	206,011	173,746	259,534	964,325
Multi-Hedge Strategies Fund	1,394,523	39,374	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)	(290,507)	(251,133)	1,143,390
Global Managed Futures Strategy Fund	1,302,644	10,322	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)	(924,689)	(914,367)	388,277
Small Cap Value Fund	4,979,366	380,228	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)	(520,365)	(140,137)	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	30,492	2,091	2	—	—	—	(3,588)	1,672	(1,914)	177	30,669
Asia 30	53,404	800	201	—	—	—	(1,671)	(266)	(1,736)	(936)	52,468
Banks	24,342	3,019	307	—	—	—	(1,102)	58,835	58,040	61,059	85,401
Materials	36,813	3,444	225	—	(76)	—	(2,276)	(277)	(2,404)	1,040	37,853
Bear	7,558	(1,216)	—	—	(495)	—	(27)	(300)	(822)	(2,038)	5,520
Biotechnology	225,765	15,679	810	—	(303)	—	(9,911)	(9,851)	(19,255)	(3,576)	222,189
Bull	375,561	80,450	51,329	—	(56,369)	—	(45,642)	139,940	89,258	169,708	545,269
Consumer Staples	128,880	498	55,426	—	(26,006)	—	(4,044)	(87,365)	(61,989)	(61,491)	67,389
Consumer Discretionary	73,842	20,974	243	—	(95)	—	(5,690)	9,835	4,293	25,267	99,109
Dow 30	140,786	18,994	142	—	(7,323)	—	(18,191)	59,305	33,933	52,927	193,713
Emerging Markets	31,482	2,509	532	—	(1,008)	—	(5,436)	36,577	30,665	33,174	64,656
Europe 30	34,588	4,947	100	—	(43)	—	(3,213)	—	(3,156)	1,791	36,379
Falling U.S. Dollar	21,315	(1,354)	1	—	(1,526)	—	(185)	1,557	(153)	(1,507)	19,808
Financials	18,271	1,777	114	—	(53)	(91)	(2,303)	111	(2,222)	(445)	17,826
Health Care	294,366	(7,041)	188	—	(3,145)	(77)	(31,723)	2,070	(32,687)	(39,728)	254,638
Industrials	66,410	13,090	—	—	(9,648)	(245)	(4,733)	60,433	45,807	58,897	125,307
International	31,847	3,971	3	—	(1,657)	—	(1,769)	—	(3,423)	548	32,395
Internet	189,769	69,391	3,329	—	(296)	(53)	(5,523)	(54,035)	(56,578)	12,813	202,582
Japan	37,037	11,437	—	—	—	—	(1,033)	(7,197)	(8,230)	3,207	40,244
Large-Cap Growth	621,851	144,432	11,950	—	(50,990)	—	(28,835)	94,456	26,581	171,013	792,864
Large-Cap Value	531,311	83,204	10,367	—	(27,253)	(40)	(49,986)	(3,365)	(70,277)	12,927	544,238
Mid-Cap	103,630	9,043	4,920	—	(23,769)	—	(2,949)	(1)	(21,799)	(12,756)	90,874
Mid-Cap Growth	269,330	31,994	3,271	—	(12,466)	—	(7,396)	(17,358)	(33,949)	(1,955)	267,375
Mid-Cap Value	106,204	9,176	1,704	—	(397)	—	(8,015)	(16,226)	(22,934)	(13,758)	92,446
Government Money Market	3,107,312	43,507	10,492	—	(219,786)	(476)	(217,250)	(304,067)	(731,087)	(687,580)	2,419,732
Energy	229,703	(15,352)	44,909	—	(3,575)	—	(14,907)	35,554	61,981	46,629	276,332
NASDAQ-100	217,490	93,122	3,062	—	(41,380)	—	(17,249)	(5,675)	(61,242)	31,880	249,370
Pharmaceuticals	55,552	(3,932)	455	—	—	—	(524)	4,869	4,800	868	56,420
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	280,844	(18,425)	56,666	—	(9,505)	—	(13,613)	(21,139)	12,409	(6,016)	274,828
Real Estate	57,791	3,587	19	—	(2,254)	(68)	(1,854)	1	(4,156)	(569)	57,222
Rising Rates Opportunity	17,427	(230)	4	—	(461)	—	(1,977)	—	(2,434)	(2,664)	14,763
Semiconductor	108,566	87,729	750	—	(16,915)	—	(6,918)	9,100	(13,983)	73,746	182,312
Short Dow 30	1,638	(153)	1	—	(119)	—	—	(1)	(119)	(272)	1,366
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,620	(703)	—	—	—	—	(28)	—	(28)	(731)	4,889
Short Mid-Cap	1,494	(172)	—	—	—	—	—	—	—	(172)	1,322
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	2,105	(273)	—	—	(54)	—	(27)	(1)	(82)	(355)	1,750
Small-Cap	141,401	15,444	276	—	(6,986)	—	(7,341)	651	(13,400)	2,044	143,445
Small-Cap Growth	135,053	14,771	3,717	—	(5,535)	—	(5,476)	1,157	(6,137)	8,634	143,687
Small-Cap Value	87,148	7,111	323	—	(96)	(78)	(7,051)	2,064	(4,838)	2,273	89,421
Technology	218,789	87,129	299	—	(36,731)	(892)	(20,031)	(35,246)	(92,601)	(5,472)	213,317
Communication Services	2,455	122	1	—	(1,762)	(35)	(415)	—	(2,211)	(2,089)	366
U.S. Government Plus	61,920	(836)	64	—	(310)	—	(1,194)	4,305	2,865	2,029	63,949
UltraBull	592,893	249,622	3,887	—	(523)	(338)	(9,008)	8,430	2,448	252,070	844,963
UltraMid-Cap	304,760	57,487	264	—	(642)	(133)	(12,303)	14,426	1,612	59,099	363,859
UltraNASDAQ-100	301,598	322,932	4,271	—	(1,620)	—	(23,945)	(7,539)	(28,833)	294,099	595,697
UltraShort Dow 30	346	(120)	—	—	—	—	—	—	—	(120)	226
UltraShort NASDAQ-100	306	(188)	—	—	(23)	—	—	—	(23)	(211)	95
UltraSmall-Cap	86,384	16,941	3,509	—	(228)	—	(3,221)	6,323	6,383	23,324	109,708
Utilities	197,910	(19,564)	5	—	(3,314)	(290)	(26,630)	(17,546)	(47,775)	(67,339)	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	7,704,996	(375,684)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)	(1,814,759)	(2,190,443)	5,514,553
Emerging Markets Fund	807,421	52,024	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)	(126,555)	(74,531)	732,890
Emerging Markets Bond Fund	341,850	28,815	513	—	(437)	(6,750)	(4,520)	34,098	22,904	51,719	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	8,773,284	4,949,556	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732	2,104,392	7,053,948	15,827,232
Overseas Portfolio	1,087,968	101,370	215,286	—	(167,908)	(59,770)	(6,689)	302,821	283,740	385,110	1,473,078
Research Portfolio	149,236	42,262	967	—	(921)	(57,821)	(4,174)	(27,824)	(89,773)	(47,511)	101,725
Enterprise Services Portfolio	31,661,580	5,180,508	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485	442,338	5,622,846	37,284,426
Global Research Portfolio	1,469,892	322,518	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)	(239,874)	82,644	1,552,536
Mid Cap Value Portfolio	4,266,745	399,390	255,715	—	(154,356)	(119,691)	(134,953)	32,393	(120,892)	278,498	4,545,243
Balanced Portfolio	76,782,262	9,812,472	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)	(7,873,954)	1,938,518	78,720,780
Flexible Bond Portfolio	7,446,718	270,978	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)	(600,384)	(329,406)	7,117,312
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	30,907,266	1,280,474	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047	(3,328,516)	(2,048,042)	28,859,224
Low Duration Portfolio	30,036,870	971,740	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562	(2,928,721)	(1,956,981)	28,079,889
High Yield Portfolio	8,632,214	1,002,209	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753	1,749,080	2,751,289	11,383,503
Real Return Portfolio	23,530,989	450,175	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)	(3,392,218)	(2,942,043)	20,588,946
All Asset Portfolio	2,965,503	176,108	35,408	—	(200,197)	(87,951)	(116,287)	10,727	(358,300)	(182,192)	2,783,311
Global Managed Asset Allocation Portfolio	890,660	101,955	53,773	—	(11,494)	(9,871)	(13,650)	2,243	21,001	122,956	1,013,616
Short-Term Portfolio	56,661,671	2,102,239	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)	(13,664,851)	(11,562,612)	45,099,059
Emerging Markets Bond Portfolio	1,655,280	140,426	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)	(250,808)	(110,382)	1,544,898
Global Bond Opportunities Portfolio	106,448	2,538	—	—	(11)	—	(35)	(31,966)	(32,012)	(29,474)	76,974
Commodity Real Return Strategy Portfolio	7,817,404	(697,745)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)	(674,239)	(1,371,984)	6,445,420
International Bond (USD-Hedged) Portfolio	2,505,641	187,384	59,977	—	(43,135)	(144,105)	(44,522)	174,773	2,988	190,372	2,696,013
Dynamic Bond Adv Portfolio	2,094,573	104,177	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)	(193,066)	(88,889)	2,005,684
Income Advisor Portfolio	31,220,196	2,046,089	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913	(1,634,984)	411,105	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,269,059	225,723	8,469	477	(68,415)	(6,319)	(71,572)	45,059	(92,301)	133,422	1,402,481
Large Cap Value Fund	554,027	16,254	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)	(414,490)	(398,236)	155,791
Mid Cap Value Fund	3,110,709	273,211	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)	(556,576)	(283,365)	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	536,207	83,851	13,986	—	(202,209)	(8,710)	(19,616)	92,476	(124,073)	(40,222)	495,985
AMT Mid Cap Intrinsic Value Portfolio	305,694	6,847	9,783	—	(4,894)	—	(10,048)	(188,730)	(193,889)	(187,042)	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	307,878	41,671	568	—	(142,878)	(25,030)	(21,024)	87,009	(101,355)	(59,684)	248,194
Sustainable U.S. Equity Portfolio	14,050	2,937	457	—	—	—	(1,340)	(1)	(884)	2,053	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	21,233	1,677	33	—	(330)	(3,144)	(1,278)	34	(4,685)	(3,008)	18,225
Emerging Markets Equity Portfolio	115,114	9,975	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)	(11,735)	(1,760)	113,354
Discovery Portfolio	36,101	13,369	553	—	(8,015)	—	(2,897)	(993)	(11,352)	2,017	38,118
U.S. Real Estate Portfolio	48,527	4,344	83	—	(5,470)	(146)	(3,852)	(3,306)	(12,691)	(8,347)	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	710,822	(19,281)	—	—	(53,755)	—	(3,458)	47,965	(9,248)	(28,529)	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,424,823	282,999	52,895	—	(76,316)	(29,759)	(114,821)	(483)	(168,484)	114,515	2,539,338
Small Cap Growth Portfolio	18,765	627	1	—	—	—	(66)	2,071	2,006	2,633	21,398
Discovery Value Portfolio	6,142,464	941,846	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)	(175,197)	766,649	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,890,440	530,811	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)	(668,963)	(138,152)	3,752,288
Capital Appreciation Fund	400,206	176,495	751	—	(13,960)	(85,993)	(8,666)	(6,795)	(114,663)	61,832	462,038
Equity Dividend Fund	27,039,392	2,323,445	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)	(7,592,456)	(5,269,011)	21,770,381
Global Allocation Fund	12,171,555	1,248,670	320,318	—	(900,329)	(691,152)	(382,079)	97,956	(1,555,286)	(306,616)	11,864,939
Advantage Large Cap Core Fund	405,050	90,175	52,252	—	(100)	—	(9,730)	(119,664)	(77,242)	12,933	417,983
Large Cap Focus Growth Fund	8,526,239	4,222,957	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722	541,643	4,764,600	13,290,839
60/40 Target Allocation ETF Fund	7,596,065	896,423	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)	(1,165,799)	(269,376)	7,326,689
Total Return Fund	1,457,503	62,786	12,516	—	—	—	(32,061)	134,736	115,191	177,977	1,635,480
S&P 500 Fund	1,535,810	363,810	1,852	—	—	(25,561)	(42,063)	(25,227)	(90,999)	272,811	1,808,621
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,037,375	2,263,615	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565	1,668,207	3,931,822	10,969,197
Dividend Opportunity Portfolio	9,903,002	197,793	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)	(1,742,097)	(1,544,304)	8,358,698
Emerging Markets Bond Portfolio	4,219,308	317,128	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)	(648,219)	(331,091)	3,888,217
High Yield Portfolio	4,435,748	544,521	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095	1,498,906	2,043,427	6,479,175
Select Large-Cap Value Portfolio	6,954,925	411,991	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867	5,429,190	5,841,181	12,796,106
Seligman Global Tech Portfolio	9,038,981	4,274,925	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385	2,448,497	6,723,422	15,762,403
US Government Mortgage Portfolio	941,623	31,469	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)	(156,064)	(124,595)	817,028
Strategic Income Portfolio	1,313,268	117,653	78,992	—	(26,307)	(12,593)	(23,547)	311,468	328,013	445,666	1,758,934
Emerging Markets Portfolio	247,339	22,052	33,376	—	—	—	(957)	47,065	79,484	101,536	348,875
Select Mid Cap Value Portfolio	—	11,076	41,330	—	—	—	—	62,529	103,859	114,935	114,935
Small Cap Value Portfolio	—	7,831	67,732	—	—	—	—	7,402	75,134	82,965	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	39,215,391	9,376,413	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074	119,702	9,496,115	48,711,506
Small Cap Index Portfolio	7,115,261	1,026,039	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)	(588,939)	437,100	7,552,361
Alternative Asset Allocation Portfolio	1,138,480	44,743	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)	(152,910)	(108,167)	1,030,313
Global Small Cap Portfolio	198,267	36,787	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)	(67,303)	(30,516)	167,751
Small Mid Cap Value Portfolio	3,889,214	470,739	60,237	—	(274,662)	(195,223)	(93,105)	(929)	(503,682)	(32,943)	3,856,271
CROCI US Portfolio	151,484	28,214	300	—	—	—	(3,340)	(499)	(3,539)	24,675	176,159
High Income Portfolio	333,640	48,090	72,449	—	(20,136)	(4,510)	(36,034)	161,567	173,336	221,426	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,096,634	1,836,189	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662	(299,601)	1,536,588	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	121,815	10,256	—	—	(756)	(38,183)	(2,657)	(2,416)	(44,012)	(33,756)	88,059
International Portfolio	993,062	121,678	—	—	(6,650)	—	(4,459)	(150,252)	(161,361)	(39,683)	953,379
Opportunity Portfolio	8,087,611	1,027,168	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)	(1,845,634)	(818,466)	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,526,155	481,173	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)	(832,150)	(350,977)	4,175,178
Income Fund	25,070,503	1,717,102	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917	(1,795,046)	(77,944)	24,992,559
Global Bond Fund	24,704,524	246,260	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)	(3,382,901)	(3,136,641)	21,567,883
Foreign Fund	34,488,163	6,162,444	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)	(4,924,657)	1,237,787	35,725,950
Developing Markets Fund	2,422,020	259,577	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)	(292,989)	(33,412)	2,388,608
Mutual Global Discovery Fund	4,657,252	787,534	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)	(904,226)	(116,692)	4,540,560
Rising Dividends Fund	25,895,128	2,657,108	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810	(674,397)	1,982,711	27,877,839
DynaTech 2 Fund	1,980,410	944,022	917,409	—	(99,786)	(91,021)	(84,559)	447,566	1,089,609	2,033,631	4,014,041
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	2,112	24	—	—	—	—	74,911	74,935	77,047	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	2,530,912	272,990	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)	(564,121)	(291,131)	2,239,781
Balanced Portfolio	5,904,604	799,238	18,687	—	(219,704)	(210,989)	(240,140)	(992)	(653,138)	146,100	6,050,704
Global Equity Portfolio	902,366	112,341	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)	(29,298)	83,043	985,409
Energy Portfolio	1,692,405	37,879	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)	(378,920)	(341,041)	1,351,364
Natural Resources Portfolio	643,386	7,476	8,485	—	(2,931)	(79,101)	(14,121)	15,214	(72,454)	(64,978)	578,408
Growth Portfolio	2,839,211	882,103	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)	(933,802)	(51,699)	2,787,512
High Income Portfolio	9,191,008	896,595	154,127	—	(463,586)	(641,925)	(327,885)	429,635	(849,634)	46,961	9,237,969
International Core Equity Portfolio	5,979,593	770,560	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)	(1,260,619)	(490,059)	5,489,534
Global Growth Portfolio	675,775	106,374	136	—	(8,638)	(107,640)	(15,807)	(32,711)	(164,660)	(58,286)	617,489
Mid Cap Growth Portfolio	8,838,626	1,469,938	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)	(1,708,398)	(238,460)	8,600,166
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Science and Technology Portfolio	11,649,955	3,999,268	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)	(2,024,029)	1,975,239	13,625,194
Small Cap Growth Portfolio	3,832,297	429,370	23,999	—	(242,427)	(313,625)	(102,332)	89,257	(545,128)	(115,758)	3,716,539
SMID Cap Core Portfolio	9,460,115	1,208,174	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)	(1,618,071)	(409,897)	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	978,957	140,599	7,882	—	(27,401)	(9,480)	(23,151)	63,185	11,035	151,634	1,130,591
Global Dynamic Multi Asset Portfolio	1,045,022	79,544	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)	(263,829)	(184,285)	860,737
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,825,701	185,683	622,330	—	(39,673)	(304,176)	(90,888)	258,491	446,084	631,767	2,457,468
ClearBridge Variable Mid Cap Portfolio	13,354,399	1,534,129	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944	598,459	2,132,588	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	37,656,434	4,248,218	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)	(5,726,038)	(1,477,820)	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	6,078,639	461,346	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479	2,195,644	2,656,990	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	694,061	151,950	18,767	—	—	(37,821)	(18,185)	2,248	(34,991)	116,959	811,020
Western Asset Variable Core Bond Plus Portfolio	69,205,540	3,151,642	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471	(6,904,671)	(3,753,029)	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	20,483,212	8,157,865	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)	(2,604,866)	5,552,999	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	1,369,738	358,125	233,331	—	(211,016)	(99,396)	(32,939)	131,831	21,811	379,936	1,749,674
Bond Portfolio	45,533,637	2,230,783	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941	(3,684,220)	(1,453,437)	44,080,200
Strategic Income Portfolio	11,915,805	698,215	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)	(2,393,845)	(1,695,630)	10,220,175
Equity Income Portfolio	11,893,373	632,573	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)	(1,792,461)	(1,159,888)	10,733,485
High Yield Portfolio	637,612	51,964	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)	(134,191)	(82,227)	555,385
Prudential Series Funds
Natural Resources Portfolio	981,876	2,864	1,613	—	(28,455)	—	(8,309)	(294,291)	(329,442)	(326,578)	655,298
Mid-Cap Growth Portfolio	122,800	25,293	183	—	(2,207)	(6,269)	(2,858)	256	(10,895)	14,398	137,198
PGIM Jennison Focused Blend Portfolio	400,670	(159,021)	47	—	158	—	(7,372)	(234,482)	(241,649)	(400,670)	—
PGIM Jennison Blend Portfolio	—	13,960	256,845	—	(158)	—	—	235,512	492,199	506,159	506,159
Royce Capital Fund
Micro-Cap Portfolio	305,792	33,140	16,443	—	(32,366)	(66,920)	(129)	(50,088)	(133,060)	(99,920)	205,872
Small Cap Portfolio	6,989,474	1,480,359	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)	(1,160,147)	320,212	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	5,380,535	618,415	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)	(865,855)	(247,440)	5,133,095
Global Opportunity Portfolio	1,509,929	383,631	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)	(193,005)	190,626	1,700,555
American Funds IS
Asset Allocation Fund	96,708,599	10,411,365	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)	(17,053,691)	(6,642,326)	90,066,273
Washington Mutual Investors Fund	47,176,162	6,977,046	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)	(1,376,440)	5,600,606	52,776,768
Ultra-Short Bond Fund	28,199,374	697,804	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)	(10,127,383)	(9,429,579)	18,769,795
Capital Income Builder Fund	18,486,524	1,406,196	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595	669,010	2,075,206	20,561,730
Global Growth Fund	22,791,648	4,800,669	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530	1,877,839	6,678,508	29,470,156
Capital World Growth and Income Fund	17,143,652	3,097,225	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)	(1,593,108)	1,504,117	18,647,769
Global Small Capitalization Fund	5,710,606	816,414	229,661	—	(265,433)	(107,125)	(95,749)	346,631	107,985	924,399	6,635,005
Growth Fund	49,719,774	17,321,761	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)	(4,278,094)	13,043,667	62,763,441
Growth-Income Fund	56,244,801	13,198,405	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)	(2,286,654)	10,911,751	67,156,552
International Fund	9,553,337	1,231,360	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)	(1,061,548)	169,812	9,723,149
International Growth and Income Fund	7,820,063	1,081,663	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)	(454,015)	627,648	8,447,711
New World Fund	32,320,958	4,311,494	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)	(3,533,199)	778,295	33,099,253
U.S. Government Securities Fund	22,468,698	277,424	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)	(7,316,040)	(7,038,616)	15,430,082
Global Balanced Fund	—	3,194	17,775	—	—	—	—	55,690	73,465	76,659	76,659
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
The Bond Fd of America Fund	—	940	213	—	—	—	—	25,155	25,368	26,308	26,308
Invesco Oppenheimer
International Growth Fund	19,669,076	3,648,801	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)	(816,513)	2,832,288	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	47,156,557	21,907,764	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)	(2,260,353)	19,647,411	66,803,968
Health Sciences Portfolio	29,195,820	413,116	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134	2,160,431	2,573,547	31,769,367
Equity Income Portfolio	—	1,189	31,884	—	—	—	—	22,206	54,090	55,279	55,279
Mid-Cap Growth Portfolio	—	2,609	42,976	—	—	—	—	1	42,977	45,586	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,695,933	75,952	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)	(35,702)	40,250	2,736,183
Fundamental All Cap Core Portfolio	178,944	58,196	600	—	—	—	(1,138)	(10,983)	(11,521)	46,675	225,619
Select Bond Portfolio	297,416	13,468	27,307	—	(114)	—	(7,310)	3,654	23,537	37,005	334,421
Strategic Income Opportunities Portfolio	629,756	37,726	50,460	—	(31,118)	—	(10,871)	30,241	38,712	76,438	706,194
Federated Hermes
High Income Bond Portfolio	1,533,867	174,553	51,336	—	(62)	—	(39,363)	249,194	261,105	435,658	1,969,525
Kaufmann Portfolio	5,022,734	849,735	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461	(237,600)	612,135	5,634,869
Managed Volatility Portfolio	375,564	26,362	3,900	—	—	—	(3,561)	7,196	7,535	33,897	409,461
Principal Variable Contracts
Blue Chip Fund	374,973	175,851	59,677	—	—	—	(6,534)	282,052	335,195	511,046	886,019
Equity Income Fund	296,215	37,082	99,615	—	(42,424)	—	(4,162)	40,558	93,587	130,669	426,884
Diversified Balance Fund	553,425	85,641	1,330,459	—	—	—	(29,311)	119,052	1,420,200	1,505,841	2,059,266
Diversified Growth Fund	198,654	33,581	25,852	—	—	—	(1,291)	12,848	37,409	70,990	269,644
Diversified Income Fund	54,133	6,644	—	—	—	—	—	26,681	26,681	33,325	87,458
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,180,275	$15,953	$17,709	$(5,155)	$(3,331,712)	$(177,140)	$(785,530)	$2,687,395	$(1,594,433)	$(1,578,480)	$9,601,795
High Income Portfolio	5,927,974	(727,887)	61,219	145	(73,023)	(71,332)	(112,514)	(777,669)	(973,174)	(1,701,061)	4,226,913
Equity-Income Portfolio	7,336,927	(482,130)	45,085	(4,277)	(257,378)	(95,319)	(176,376)	255,447	(232,818)	(714,948)	6,621,979
Growth Portfolio	10,655,095	(2,635,854)	1,079	(62)	(210,177)	(147,834)	(189,813)	(214,057)	(760,864)	(3,396,718)	7,258,377
Overseas Portfolio	7,023,296	(1,780,660)	52,261	(5,162)	(247,618)	(148,563)	(138,580)	218,517	(269,145)	(2,049,805)	4,973,491
Mid Cap Portfolio	20,066,480	(3,128,425)	1,297,619	235	(466,782)	(257,103)	(410,658)	(1,384,300)	(1,220,989)	(4,349,414)	15,717,066
Asset Manager Portfolio	1,031,943	(167,942)	19,030	(60)	—	(18,247)	(4,694)	(173)	(4,144)	(172,086)	859,857
Investment Grade Bond Portfolio	4,023,759	(585,365)	408,834	(1,265)	(58,470)	(26,387)	(105,930)	167,995	384,777	(200,588)	3,823,171
Index 500 Portfolio	26,774,969	(5,037,646)	73,316	(6,759)	(984,095)	(165,010)	(529,658)	(474,337)	(2,086,543)	(7,124,189)	19,650,780
Contrafund Portfolio	50,817,963	(13,553,124)	2,744,708	(109)	(1,440,021)	(1,553,343)	(1,141,229)	(1,530,959)	(2,920,953)	(16,474,077)	34,343,886
Asset Manager: Growth Portfolio	969,478	(174,345)	42,397	(470)	(9,029)	(23,663)	(22,627)	1,008	(12,384)	(186,729)	782,749
Balanced Portfolio	3,990,135	(724,655)	23,370	(77)	(47,419)	—	(74,384)	(257,790)	(356,300)	(1,080,955)	2,909,180
Growth & Income Portfolio	1,912,317	(162,177)	8,632	(114)	(59,383)	(18,033)	(46,075)	586,096	471,123	308,946	2,221,263
Growth Opportunities Portfolio	36,217,102	(15,119,034)	7,015,744	—	(746,192)	(941,717)	(715,920)	(80,402)	4,531,513	(10,587,521)	25,629,581
Value Strategies Portfolio	4,164,179	(344,039)	24,519	406	(221,473)	(266,627)	(90,707)	46,795	(507,087)	(851,126)	3,313,053
Strategic Income Portfolio	16,820,518	(2,142,384)	1,359,657	—	(465,219)	(317,313)	(390,894)	(1,345,996)	(1,159,765)	(3,302,149)	13,518,369
Emerging Markets Portfolio	6,271,407	(1,349,569)	341,515	—	(281,073)	(47,677)	(133,050)	45,629	(74,656)	(1,424,225)	4,847,182
Real Estate Portfolio	25,046,160	(7,076,396)	1,876,155	—	(803,216)	(874,102)	(498,603)	(1,369,636)	(1,669,402)	(8,745,798)	16,300,362
Funds Manager 50% Portfolio	8,578,042	(1,266,377)	574,001	—	(725,988)	(478,135)	(282,717)	286,976	(625,863)	(1,892,240)	6,685,802
Funds Manager 70% Portfolio	5,517,097	(935,431)	246,480	—	(99,097)	(161,223)	(70,049)	36,089	(47,800)	(983,231)	4,533,866
Funds Manager 85% Portfolio	1,580,166	(361,300)	589,838	—	(70,979)	—	(105,971)	66,745	479,633	118,333	1,698,499
Government Money Market Portfolio Service Class 2	3,739,334	19,999	14,575,854	—	(923,132)	(125,990)	(748,997)	(5,677,574)	7,100,161	7,120,160	10,859,494
International Capital Appreciation Portfolio	3,047,690	(971,914)	849,236	—	(107,040)	(135,179)	(103,983)	1,165,670	1,668,704	696,790	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	4,445,373	(855,655)	1,325,085	—	(63,528)	(202,102)	(168,291)	(110,836)	780,328	(75,327)	4,370,046
Capital Appreciation Fund	2,743,993	(771,419)	5,999	297	(96,270)	(52,826)	(52,411)	(222,996)	(418,207)	(1,189,626)	1,554,367
International Fund	3,687,149	(939,494)	12,660	637	(181,503)	(34,047)	(82,822)	50,467	(234,608)	(1,174,102)	2,513,047
Value Fund	83,459,581	(943,914)	7,761,986	(3,457)	(2,869,047)	(4,127,740)	(1,821,035)	(2,954,198)	(4,013,491)	(4,957,405)	78,502,176
Disciplined Core Value Fund	6,796,119	(1,016,301)	674,540	—	(243,890)	(256,432)	(149,938)	(222,284)	(198,004)	(1,214,305)	5,581,814
Inflation Protection Fund	10,982,251	(1,719,008)	1,345,701	(2,751)	(1,217,288)	(127,369)	(482,196)	(190,121)	(674,024)	(2,393,032)	8,589,219
Large Company Value Fund	581,814	(33,154)	17,007	—	(20,000)	(2,683)	(39,187)	946,185	901,322	868,168	1,449,982
Mid Cap Value Fund	40,422,702	(1,085,997)	4,119,002	—	(1,349,915)	(1,444,806)	(949,435)	(1,050,655)	(675,809)	(1,761,806)	38,660,896
Ultra Fund	8,190,316	(2,726,294)	943,283	—	(269,305)	(359,464)	(231,614)	251,365	334,265	(2,392,029)	5,798,287
MFS Variable Insurance Trust
Research Series	522,728	(98,271)	50,092	—	(6,745)	(27,833)	(20,471)	(74,044)	(79,001)	(177,272)	345,456
Growth Series	2,249,571	(697,435)	3,256	—	(44,555)	(43,792)	(31,660)	(171,922)	(288,673)	(986,108)	1,263,463
Investors Trust Series	629,438	(100,394)	452	—	(8,862)	(34,826)	(16,765)	(44,305)	(104,306)	(204,700)	424,738
New Discovery Series	8,911,462	(2,859,748)	682,434	—	(348,123)	(246,119)	(257,494)	586,389	417,087	(2,442,661)	6,468,801
Corporate Bond Portfolio	6,786,809	(1,161,748)	254,259	—	(281,957)	(105,708)	(249,613)	(600,439)	(983,458)	(2,145,206)	4,641,603
Emerging Markets Equity Portfolio	4,978,993	(1,088,946)	622,659	—	(56,439)	(146,018)	(53,244)	76,852	443,810	(645,136)	4,333,857
Technology Portfolio	10,190,011	(3,603,704)	768,188	—	(159,116)	(370,589)	(181,138)	(667,492)	(610,147)	(4,213,851)	5,976,160
Global Tactical Allocation Portfolio	1,431,242	(132,074)	22,508	—	(55,708)	(30,522)	(38,949)	(76,299)	(178,970)	(311,044)	1,120,198
International Intrinsic Value Portfolio	18,677,437	(4,555,425)	669,857	—	(745,551)	(672,487)	(298,001)	(180,387)	(1,226,569)	(5,781,994)	12,895,443
Utilities Series Portfolio	11,760,574	(57,716)	2,082,377	—	(500,149)	(246,277)	(392,573)	3,013,880	3,957,258	3,899,542	15,660,116
Blended Research Core Equity Portfolio	2,979,636	(640,287)	171,083	—	(40,511)	(24,608)	(41,313)	1,055,958	1,120,609	480,322	3,459,958
Global Real Estate Portfolio	570,615	(277,408)	432,667	—	(41,424)	(7,004)	(114,911)	310,869	580,197	302,789	873,404
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	2,048,656	(235,549)	9,533	—	(62,528)	(126,067)	(36,010)	(9,500)	(224,572)	(460,121)	1,588,535
Mid-Cap Stock Portfolio	2,037,574	(237,634)	1,549	195	(111,168)	41,043	(54,738)	(270,747)	(393,866)	(631,500)	1,406,074
Bond-Debenture Portfolio	31,636,001	(4,532,167)	3,600,622	—	(936,018)	(718,118)	(970,194)	(1,721,504)	(745,212)	(5,277,379)	26,358,622
Fundamental Equity Portfolio	2,490,443	(339,974)	223,889	—	(94,323)	(14,289)	(84,671)	(153,172)	(122,566)	(462,540)	2,027,903
Developing Growth Portfolio	7,369,944	(2,650,435)	50,128	—	(115,153)	(371,659)	(86,908)	(261,522)	(785,114)	(3,435,549)	3,934,395
Short Duration Income Portfolio	22,270,009	(1,277,317)	2,785,374	—	(1,858,950)	(2,107,699)	(615,188)	(1,239,821)	(3,036,284)	(4,313,601)	17,956,408
Alger Fund
LargeCap Growth Portfolio	6,353,515	(2,455,248)	15,068	(2,544)	(338,147)	(53,419)	(116,653)	201,437	(294,258)	(2,749,506)	3,604,009
MidCap Growth Portfolio	5,462,834	(2,013,074)	10,663	(3,348)	(202,695)	(39,301)	(98,774)	213,172	(120,283)	(2,133,357)	3,329,477
Capital Appreciation Portfolio	4,377,840	(1,531,183)	12,539	—	(159,454)	(49,959)	(61,584)	(493,116)	(751,574)	(2,282,757)	2,095,083
SmallCap Growth Portfolio	906,085	(349,448)	5,756	—	(18,196)	(6,616)	(8,716)	1,633	(26,139)	(375,587)	530,498
Capital Appreciation Portfolio Class S	53,315,224	(19,737,110)	2,144,572	—	(1,722,109)	(1,749,077)	(1,000,104)	640,383	(1,686,335)	(21,423,445)	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,630,609	(751,623)	164,311	—	(33,382)	(217,643)	(50,454)	(240,651)	(377,819)	(1,129,442)	2,501,167
S&P 500 Index Portfolio	2,415,998	(388,664)	4,591	—	(17,289)	(88,077)	(44,862)	(660,156)	(805,793)	(1,194,457)	1,221,541
SRI Balanced Portfolio	5,971,931	(1,015,323)	919,047	—	(235,312)	(64,001)	(213,188)	236,211	642,757	(372,566)	5,599,365
Invesco Variable Insurance Funds
Technology Fund	1,368,074	(515,466)	2,906	(2,096)	(35,978)	(36,655)	(38,156)	(152,411)	(262,390)	(777,856)	590,218
Diversified Dividend Fund	998,265	(40,361)	586,642	534	(213,862)	(18,896)	(29,192)	1,990,148	2,315,374	2,275,013	3,273,278
Health Care Fund	1,219,513	(172,329)	4,320	—	(30,848)	(19,709)	(26,489)	24,667	(48,059)	(220,388)	999,125
Global Real Estate Fund	132,519	(34,192)	3,008	—	—	—	(6,963)	(9,680)	(13,635)	(47,827)	84,692
International Equity Fund	197,995	(41,424)	4	—	—	(126)	(10,335)	33,661	23,204	(18,220)	179,775
Main Street Mid Cap Fund	256,318	(42,127)	7,762	—	(1,844)	(1,465)	(8,721)	(7,937)	(12,205)	(54,332)	201,986
Core Bond Fund	4,303,595	(475,314)	632,746	—	(270,467)	(2,037)	(38,282)	(4,150,241)	(3,828,281)	(4,303,595)	—
Discovery Mid Cap Growth Fund	7,275,896	(2,319,548)	859,396	—	(118,606)	(180,672)	(147,503)	(406,556)	6,059	(2,313,489)	4,962,407
Global Fund	7,192,700	(2,521,924)	1,294,634	—	(218,468)	(272,617)	(172,212)	459,877	1,091,214	(1,430,710)	5,761,990
Main Street Fund	10,955,312	(2,330,757)	947,544	—	(68,780)	(133,797)	(215,691)	(636,181)	(106,905)	(2,437,662)	8,517,650
Main Street Small Cap Fund	7,917,219	(1,439,495)	1,150,496	—	(186,889)	(154,078)	(164,331)	(59,567)	585,631	(853,864)	7,063,355
Balanced-Risk Allocation Fund	229,058	(58,691)	235,438	—	(34,128)	—	(19,854)	79,594	261,050	202,359	431,417
Core Plus Bond Fund	328,678	(288,577)	191,482	—	(42,181)	(19,162)	(68,764)	4,238,029	4,299,404	4,010,827	4,339,505
Equity and Income Fund	3,629,645	(401,143)	656,082	297	(345,147)	(64,353)	(127,670)	1,925,978	2,045,187	1,644,044	5,273,689
Small Cap Equity Fund	1,484,271	(401,016)	920,488	—	(75,902)	(1,434)	(70,880)	357,449	1,129,721	728,705	2,212,976
Equally Weighted S&P 500 Fund	1,497,330	(402,780)	2,465,150	—	(188,216)	(114,266)	(24,262)	691,477	2,829,883	2,427,103	3,924,433
Growth and Income Fund	561,551	(45,664)	76	—	(957)	(28)	(16,617)	(43,403)	(60,929)	(106,593)	454,958
American Value Fund	118,886	(7,266)	3,487	—	—	(7,865)	(16,330)	21,657	949	(6,317)	112,569
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,784,669	(240,221)	8,442	(1,781)	(48,237)	(19,985)	(49,686)	(65,920)	(177,167)	(417,388)	1,367,281
Small Cap Core Portfolio	2,934,365	(562,889)	2,456	(3,434)	(114,767)	(43,974)	(82,787)	(182,103)	(424,609)	(987,498)	1,946,867
Rydex Variable Trust
Nova Fund	1,293,247	(329,021)	975	—	(8,874)	(51,578)	(36,154)	(307,882)	(403,513)	(732,534)	560,713
NASDAQ-100 Fund	2,230,090	(574,781)	2,139	534	(5,994)	(44,829)	(30,639)	(817,819)	(896,608)	(1,471,389)	758,701
U.S. Government Money Market Fund	127,182	(1,433)	750	—	(226,916)	—	(43,596)	399,628	129,866	128,433	255,615
Inverse S&P 500 Strategy Fund	825,814	99,287	2,394	—	(4,724)	(1,385)	(323)	(824,274)	(828,312)	(729,025)	96,789
Inverse NASDAQ-100 Strategy Fund	18,377	21,099	2,431	—	(4,590)	—	(929)	7,759	4,671	25,770	44,147
Inverse Government Long Bond Strategy Fund	5,186	4,004	2,425	—	(138)	—	(98)	791	2,980	6,984	12,170
Government Long Bond 1.2x Strategy	154,236	(63,691)	—	—	—	—	(950)	334	(616)	(64,307)	89,929
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,793,871	(724,581)	79,828	—	(278,664)	(159,302)	(99,042)	(381,134)	(838,314)	(1,562,895)	3,230,976
S&P 500 Pure Growth Fund	5,017,447	(1,681,716)	678,559	—	(321,991)	(75,590)	(165,811)	1,697,050	1,812,217	130,501	5,147,948
S&P MidCap 400 Pure Growth Fund	1,675,612	(391,191)	58,542	—	(41,582)	(54,162)	(24,562)	(5,627)	(67,391)	(458,582)	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	981,206	(142,704)	5,199	—	(48,740)	(17,311)	(24,597)	(48,262)	(133,711)	(276,415)	704,791
Multi-Hedge Strategies Fund	1,560,693	(72,345)	14,472	—	(85,658)	(140,830)	(37,664)	155,855	(93,825)	(166,170)	1,394,523
Global Managed Futures Strategy Fund	276,221	(47,204)	552,205	—	(51,989)	(6,456)	(26,080)	605,947	1,073,627	1,026,423	1,302,644
Small Cap Value Fund	4,701,156	(229,635)	859,036	—	(239,144)	(179,408)	(163,788)	231,149	507,845	278,210	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	36,416	(5,449)	1	—	—	—	(2,612)	2,136	(475)	(5,924)	30,492
Asia 30	81,968	(20,628)	194	—	(1,816)	(433)	(1,987)	(3,894)	(7,936)	(28,564)	53,404
Banks	73,496	(7,520)	290	—	(15,284)	—	(1,323)	(25,317)	(41,634)	(49,154)	24,342
Materials	45,430	(5,252)	98	—	(1,016)	—	(2,188)	(259)	(3,365)	(8,617)	36,813
Bear	6,363	913	1	—	—	—	(27)	308	282	1,195	7,558
Biotechnology	286,221	(30,635)	247	—	(3,378)	—	(7,671)	(19,019)	(29,821)	(60,456)	225,765
Bull	681,633	(136,811)	369	—	(4,998)	(1,851)	(41,580)	(121,201)	(169,261)	(306,072)	375,561
Consumer Staples	183,489	(46,100)	439	—	(19,402)	(242)	(4,785)	15,481	(8,509)	(54,609)	128,880
Consumer Discretionary	143,440	(45,057)	160	—	—	(1,123)	(3,809)	(19,769)	(24,541)	(69,598)	73,842
Dow 30	84,542	(15,457)	—	—	—	—	(14,702)	86,403	71,701	56,244	140,786
Emerging Markets	43,271	(7,592)	1,720	—	(242)	(598)	(3,697)	(1,380)	(4,197)	(11,789)	31,482
Europe 30	41,130	(4,399)	6,249	—	—	—	(2,733)	(5,659)	(2,143)	(6,542)	34,588
Falling U.S. Dollar	24,053	(2,620)	—	—	—	—	(119)	1	(118)	(2,738)	21,315
Financials	32,504	(5,583)	48	—	(4,876)	—	(3,678)	(144)	(8,650)	(14,233)	18,271
Health Care	186,097	(16,929)	389	—	(9,945)	(11,886)	(26,852)	173,492	125,198	108,269	294,366
Industrials	107,192	(18,842)	—	—	(1,008)	(1,065)	(3,133)	(16,734)	(21,940)	(40,782)	66,410
International	43,566	(7,890)	—	—	(2,018)	(151)	(1,656)	(4)	(3,829)	(11,719)	31,847
Internet	371,127	(175,563)	437	—	(4,113)	(6,433)	(6,495)	10,809	(5,795)	(181,358)	189,769
Japan	46,278	(5,202)	3,585	—	—	—	(741)	(6,883)	(4,039)	(9,241)	37,037
Large-Cap Growth	1,399,490	(358,363)	1,121	—	(34,398)	(6,456)	(28,371)	(351,172)	(419,276)	(777,639)	621,851
Large-Cap Value	432,135	(47,177)	329	—	(4,264)	(6,768)	(38,380)	195,436	146,353	99,176	531,311
Mid-Cap	132,550	(22,346)	1	—	(2,417)	—	(3,945)	(213)	(6,574)	(28,920)	103,630
Mid-Cap Growth	347,684	(76,350)	173	—	(8,757)	—	(7,723)	14,303	(2,004)	(78,354)	269,330
Mid-Cap Value	110,789	(12,355)	996	—	(2,121)	—	(7,748)	16,643	7,770	(4,585)	106,204
Government Money Market	2,299,091	(48,588)	7,634	—	(305,222)	(9,952)	(276,542)	1,440,891	856,809	808,221	3,107,312
Energy	246,480	107,659	106	—	(14,381)	(6,065)	(17,764)	(86,332)	(124,436)	(16,777)	229,703
NASDAQ-100	565,844	(155,604)	10	—	(31,387)	—	(22,460)	(138,913)	(192,750)	(348,354)	217,490
Pharmaceuticals	68,568	(5,244)	441	—	(3,534)	—	(728)	(3,951)	(7,772)	(13,016)	55,552
Precious Metals	370,892	(64,112)	24	—	(810)	(3,308)	(17,588)	(4,254)	(25,936)	(90,048)	280,844
Real Estate	161,457	(33,328)	7	—	(12,163)	—	(5,336)	(52,846)	(70,338)	(103,666)	57,791
Rising Rates Opportunity	12,488	6,314	1	—	—	—	(1,377)	1	(1,375)	4,939	17,427
Semiconductor	195,084	(74,867)	—	—	—	(1,620)	(7,854)	(2,177)	(11,651)	(86,518)	108,566
Short Dow 30	1,587	54	1	—	—	—	—	(4)	(3)	51	1,638
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,154	497	1	—	—	—	(29)	(3)	(31)	466	5,620
Short Mid-Cap	1,398	96	—	—	—	—	—	—	—	96	1,494
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short Small-Cap	1,865	269	1	—	—	—	(30)	—	(29)	240	2,105
Small-Cap	198,511	(46,772)	10,561	—	(3,894)	—	(8,562)	(8,443)	(10,338)	(57,110)	141,401
Small-Cap Growth	206,794	(46,919)	—	—	—	—	(6,613)	(18,209)	(24,822)	(71,741)	135,053
Small-Cap Value	113,262	(16,441)	197	—	(2,117)	—	(7,853)	100	(9,673)	(26,114)	87,148
Technology	426,262	(144,891)	5,110	—	(15,308)	(1,524)	(20,428)	(30,432)	(62,582)	(207,473)	218,789
Communication Services	4,192	(904)	—	—	—	—	(833)	—	(833)	(1,737)	2,455
U.S. Government Plus	344,411	(106,786)	1	—	—	(279)	(19,550)	(155,877)	(175,705)	(282,491)	61,920
UltraBull	1,300,929	(470,045)	485	—	(18,552)	(1,374)	(28,436)	(190,114)	(237,991)	(708,036)	592,893
UltraMid-Cap	753,391	(217,338)	462	—	—	—	(20,785)	(210,970)	(231,293)	(448,631)	304,760
UltraNASDAQ-100	1,423,356	(702,224)	2,346	—	—	(1,622)	(38,421)	(381,837)	(419,534)	(1,121,758)	301,598
UltraShort Dow 30	517	(27)	—	—	—	(144)	—	—	(144)	(171)	346
UltraShort NASDAQ-100	475	118	—	—	—	(285)	—	(2)	(287)	(169)	306
UltraSmall-Cap	384,718	(129,745)	484	—	(10,589)	(682)	(11,084)	(146,718)	(168,589)	(298,334)	86,384
Utilities	85,218	(17,341)	3	—	(6,849)	(7,075)	(28,146)	172,100	130,033	112,692	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	5,998,442	287,626	778,656	(2,972)	(221,763)	(42,236)	(180,169)	1,087,412	1,418,928	1,706,554	7,704,996
Emerging Markets Fund	1,276,537	(335,537)	12,189	1,244	(116,181)	—	(14,646)	(16,185)	(133,579)	(469,116)	807,421
Emerging Markets Bond Fund	400,505	(38,514)	566	—	(11,867)	(14,409)	(9,366)	14,935	(20,141)	(58,655)	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	14,336,384	(5,322,058)	1,344,436	—	(424,490)	(711,999)	(239,509)	(209,480)	(241,042)	(5,563,100)	8,773,284
Overseas Portfolio	1,196,911	(123,421)	63,479	—	(80,779)	(958)	(19,346)	52,082	14,478	(108,943)	1,087,968
Research Portfolio	283,269	(88,246)	25,070	—	(5,553)	(51,205)	(5,230)	(8,869)	(45,787)	(134,033)	149,236
Enterprise Services Portfolio	39,241,724	(6,799,552)	3,099,426	—	(545,517)	(1,381,147)	(901,835)	(1,051,519)	(780,592)	(7,580,144)	31,661,580
Global Research Portfolio	1,659,012	(359,829)	78,393	—	(8,830)	(80,598)	(19,606)	201,350	170,709	(189,120)	1,469,892
Mid Cap Value Portfolio	4,304,237	(280,805)	831,355	—	(149,425)	(68,008)	(138,915)	(231,694)	243,313	(37,492)	4,266,745
Balanced Portfolio	89,831,295	(16,632,296)	10,461,786	—	(2,571,911)	(1,924,732)	(3,412,006)	1,030,126	3,583,263	(13,049,033)	76,782,262
Flexible Bond Portfolio	11,002,406	(1,535,641)	197,530	—	(265,562)	(627,681)	(258,792)	(1,065,542)	(2,020,047)	(3,555,688)	7,446,718
PIMCO Variable Insurance Trust
Total Return Portfolio	43,643,688	(6,595,223)	1,597,586	(7,083)	(1,350,009)	(2,273,037)	(1,246,285)	(2,862,371)	(6,141,199)	(12,736,422)	30,907,266
Low Duration Portfolio	37,157,037	(2,524,229)	3,398,295	—	(1,612,887)	(2,178,756)	(1,215,041)	(2,987,549)	(4,595,938)	(7,120,167)	30,036,870
High Yield Portfolio	10,193,934	(1,285,289)	1,132,347	(1,138)	(707,002)	(281,302)	(285,020)	(134,316)	(276,431)	(1,561,720)	8,632,214
Real Return Portfolio	28,158,458	(3,820,239)	3,430,930	—	(1,030,885)	(1,729,525)	(845,610)	(632,140)	(807,230)	(4,627,469)	23,530,989
All Asset Portfolio	3,850,527	(512,191)	762,363	—	(37,298)	(727,209)	(132,739)	(237,950)	(372,833)	(885,024)	2,965,503
Global Managed Asset Allocation Portfolio	1,209,638	(229,951)	8,565	—	(26,371)	(16,335)	(18,632)	(36,254)	(89,027)	(318,978)	890,660
Short-Term Portfolio	44,386,005	(708,537)	7,986,758	—	(2,671,777)	(2,937,879)	(2,226,805)	12,833,906	12,984,203	12,275,666	56,661,671
Emerging Markets Bond Portfolio	2,058,796	(361,347)	162,304	—	(88,324)	(47,388)	(54,018)	(14,743)	(42,169)	(403,516)	1,655,280
Global Bond Opportunities Portfolio	104,951	(11,565)	—	—	—	(5,789)	(1,529)	20,380	13,062	1,497	106,448
Commodity Real Return Strategy Portfolio	6,614,547	252,385	1,551,312	—	(588,562)	(387,699)	(278,758)	654,179	950,472	1,202,857	7,817,404
International Bond (USD-Hedged) Portfolio	2,801,341	(321,238)	225,380	—	(64,731)	(28,317)	(61,007)	(45,787)	25,538	(295,700)	2,505,641
Dynamic Bond Adv Portfolio	2,577,240	(183,361)	47,067	—	(55,601)	(59,930)	(45,922)	(184,920)	(299,306)	(482,667)	2,094,573
Income Advisor Portfolio	35,772,908	(3,314,422)	1,895,675	—	(891,827)	(348,426)	(1,821,610)	(72,102)	(1,238,290)	(4,552,712)	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,906,749	(351,351)	5,724	661	(24,133)	(219)	(53,202)	(215,170)	(286,339)	(637,690)	1,269,059
Large Cap Value Fund	648,703	(64,636)	12,042	—	(43,294)	(50,274)	(19,391)	70,877	(30,040)	(94,676)	554,027
Mid Cap Value Fund	4,110,887	(443,408)	13,395	(6,259)	(192,611)	(56,028)	(91,308)	(223,959)	(556,770)	(1,000,178)	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,067,354	(297,743)	1,337	—	(8,817)	(49,781)	(32,846)	(143,297)	(233,404)	(531,147)	536,207
AMT Mid Cap Intrinsic Value Portfolio	526,999	(57,960)	3,182	—	(14,971)	—	(24,504)	(127,052)	(163,345)	(221,305)	305,694
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	619,698	(95,018)	484	—	(19,881)	—	(22,474)	(174,931)	(216,802)	(311,820)	307,878
Sustainable U.S. Equity Portfolio	18,105	(4,492)	437	—	—	—	—	—	437	(4,055)	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	32,468	(7,055)	2,749	—	(3,257)	—	(1,370)	(2,302)	(4,180)	(11,235)	21,233
Emerging Markets Equity Portfolio	177,988	(46,373)	143	—	(1,657)	(88)	(7,146)	(7,753)	(16,501)	(62,874)	115,114
Discovery Portfolio	101,040	(64,138)	—	—	—	—	(3,139)	2,338	(801)	(64,939)	36,101
U.S. Real Estate Portfolio	73,352	(20,997)	3,474	—	(746)	(20)	(3,287)	(3,249)	(3,828)	(24,825)	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	834,562	(93,950)	4,000	—	(5,392)	—	(7,474)	(20,924)	(29,790)	(123,740)	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,355,731	(656,971)	40,915	—	(22,096)	(165,073)	(124,295)	(3,388)	(273,937)	(930,908)	2,424,823
Small Cap Growth Portfolio	22,574	(9,059)	—	—	—	—	(44)	5,294	5,250	(3,809)	18,765
Discovery Value Portfolio	6,375,347	(1,168,063)	1,528,249	—	(461,236)	(316,619)	(211,887)	396,673	935,180	(232,883)	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,425,421	(244,265)	307,466	—	(55,410)	(221,351)	(84,751)	763,330	709,284	465,019	3,890,440
Capital Appreciation Fund	1,294,158	(471,136)	750	—	(9,494)	(422,869)	(6,843)	15,640	(422,816)	(893,952)	400,206
Equity Dividend Fund	28,620,603	(1,557,621)	2,624,201	—	(1,242,745)	(662,865)	(990,613)	248,432	(23,590)	(1,581,211)	27,039,392
Global Allocation Fund	16,846,204	(2,832,715)	602,827	—	(925,237)	(915,745)	(420,062)	(183,717)	(1,841,934)	(4,674,649)	12,171,555
Advantage Large Cap Core Fund	556,640	(122,248)	64,620	—	(67,833)	(3,048)	(35,316)	12,235	(29,342)	(151,590)	405,050
Large Cap Focus Growth Fund	15,478,943	(5,979,373)	1,041,862	—	(557,183)	(213,323)	(324,422)	(920,265)	(973,331)	(6,952,704)	8,526,239
60/40 Target Allocation ETF Fund	8,810,834	(1,448,565)	1,962,359	—	(348,299)	(687,793)	(191,190)	(501,281)	233,796	(1,214,769)	7,596,065
Total Return Fund	1,808,464	(273,951)	—	—	(15,773)	—	(43,842)	(17,395)	(77,010)	(350,961)	1,457,503
S&P 500 Fund	2,007,678	(381,310)	—	—	(24,101)	—	(48,026)	(18,431)	(90,558)	(471,868)	1,535,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,709,215	(1,619,571)	1,617,024	—	(240,825)	(134,072)	(210,178)	(84,218)	947,731	(671,840)	7,037,375
Dividend Opportunity Portfolio	6,115,703	(99,578)	2,183,377	—	(300,262)	(207,261)	(339,689)	2,550,712	3,886,877	3,787,299	9,903,002
Emerging Markets Bond Portfolio	5,819,091	(984,381)	62,127	—	(225,876)	(341,460)	(145,834)	35,641	(615,402)	(1,599,783)	4,219,308
High Yield Portfolio	6,309,076	(676,736)	353,081	—	(245,393)	(315,852)	(134,951)	(853,477)	(1,196,592)	(1,873,328)	4,435,748
Select Large-Cap Value Portfolio	4,356,661	(246,677)	1,968,495	—	(63,946)	(143,803)	(272,877)	1,357,072	2,844,941	2,598,264	6,954,925
Seligman Global Tech Portfolio	12,396,518	(4,281,378)	1,622,853	—	(238,485)	(136,708)	(446,676)	122,857	923,841	(3,357,537)	9,038,981
US Government Mortgage Portfolio	2,353,868	(263,845)	276,202	—	(291,350)	—	(18,035)	(1,115,217)	(1,148,400)	(1,412,245)	941,623
Strategic Income Portfolio	1,453,203	(258,983)	275,231	—	(132,641)	(42,423)	(35,036)	53,917	119,048	(139,935)	1,313,268
Emerging Markets Portfolio	312,265	(104,407)	2,786	—	—	—	(869)	37,564	39,481	(64,926)	247,339
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	49,438,343	(9,831,197)	7,155,472	—	(1,338,879)	(4,094,843)	(916,750)	(1,196,755)	(391,755)	(10,222,952)	39,215,391
Small Cap Index Portfolio	8,842,916	(2,010,791)	1,071,458	—	(358,212)	(467,192)	(222,008)	259,090	283,136	(1,727,655)	7,115,261
Alternative Asset Allocation Portfolio	1,208,102	(120,942)	213,340	—	(15,184)	(102,338)	(32,171)	(12,327)	51,320	(69,622)	1,138,480
Global Small Cap Portfolio	306,984	(74,814)	—	—	(18,700)	(15,949)	(9,578)	10,324	(33,903)	(108,717)	198,267
Small Mid Cap Value Portfolio	5,547,055	(903,593)	90,582	—	(141,131)	(207,236)	(112,527)	(383,936)	(754,248)	(1,657,841)	3,889,214
CROCI US Portfolio	190,740	(31,079)	—	—	—	—	(3,837)	(4,340)	(8,177)	(39,256)	151,484
High Income Portfolio	164,326	(24,476)	84,192	—	(73,371)	—	(450)	183,419	193,790	169,314	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,913,170	(1,008,139)	4,504,006	—	(995,998)	(803,201)	(966,942)	(1,546,262)	191,603	(816,536)	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	199,819	(22,174)	—	—	—	(39,669)	(5,625)	(10,536)	(55,830)	(78,004)	121,815
International Portfolio	1,247,847	(237,223)	5,894	—	(32,556)	(77,903)	(4,530)	91,533	(17,562)	(254,785)	993,062
Opportunity Portfolio	10,880,222	(1,578,238)	265,484	—	(497,343)	(364,745)	(224,411)	(393,358)	(1,214,373)	(2,792,611)	8,087,611
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,040,536	(500,239)	59,956	—	(420,868)	(288,009)	(156,591)	(208,630)	(1,014,142)	(1,514,381)	4,526,155
Income Fund	24,827,136	(1,845,726)	4,868,312	—	(785,911)	(964,495)	(1,261,291)	232,478	2,089,093	243,367	25,070,503
Global Bond Fund	29,687,890	(1,810,376)	1,923,640	—	(1,220,507)	(1,576,416)	(851,303)	(1,448,404)	(3,172,990)	(4,983,366)	24,704,524
Foreign Fund	38,678,960	(3,345,163)	3,615,579	—	(1,258,152)	(1,919,572)	(888,705)	(394,784)	(845,634)	(4,190,797)	34,488,163
Developing Markets Fund	2,940,940	(695,458)	219,474	—	(95,703)	(86,443)	(65,935)	205,145	176,538	(518,920)	2,422,020
Mutual Global Discovery Fund	6,183,879	(353,176)	31,098	—	(189,073)	(255,655)	(163,347)	(596,474)	(1,173,451)	(1,526,627)	4,657,252
Rising Dividends Fund	29,314,921	(3,427,675)	2,439,376	—	(784,273)	(1,037,334)	(520,100)	(89,787)	7,882	(3,419,793)	25,895,128
DynaTech 2 Fund	1,285,808	(923,558)	1,428,118	—	(40,146)	(102,143)	(42,903)	375,234	1,618,160	694,602	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	415,063	(55,989)	—	—	(11,551)	—	(6,528)	(340,995)	(359,074)	(415,063)	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,426,651	(538,458)	21,686	—	(101,448)	(93,109)	(98,945)	(85,465)	(357,281)	(895,739)	2,530,912
Balanced Portfolio	7,902,075	(1,326,681)	75,747	—	(95,406)	(299,657)	(167,169)	(184,305)	(670,790)	(1,997,471)	5,904,604
Global Equity Portfolio	1,176,882	(137,038)	1,073	—	(7,290)	(109,334)	(29,532)	7,605	(137,478)	(274,516)	902,366
Energy Portfolio	1,689,275	784,784	38,734	—	(62,323)	(13,629)	(71,664)	(672,772)	(781,654)	3,130	1,692,405
Global Bond Portfolio	526,885	(31,797)	16,587	—	(3,081)	—	(9,003)	(499,591)	(495,088)	(526,885)	—
Natural Resources Portfolio	792,523	121,632	1,341	—	(25,965)	(1,375)	(26,652)	(218,118)	(270,769)	(149,137)	643,386
Growth Portfolio	4,862,843	(1,238,189)	32,328	—	(200,070)	(409,936)	(90,169)	(117,596)	(785,443)	(2,023,632)	2,839,211
High Income Portfolio	12,207,324	(1,431,230)	196,244	—	(409,128)	(676,294)	(313,806)	(382,102)	(1,585,086)	(3,016,316)	9,191,008
International Core Equity Portfolio	8,091,297	(1,240,670)	193,506	—	(345,139)	(347,855)	(104,545)	(267,001)	(871,034)	(2,111,704)	5,979,593
Global Growth Portfolio	987,361	(179,792)	3,354	—	(32,261)	(59,693)	(17,770)	(25,424)	(131,794)	(311,586)	675,775
Mid Cap Growth Portfolio	15,115,909	(4,609,583)	292,388	—	(286,341)	(670,913)	(232,177)	(770,657)	(1,667,700)	(6,277,283)	8,838,626
Science and Technology Portfolio	18,479,733	(5,953,220)	468,670	—	(661,437)	(231,249)	(358,254)	(94,288)	(876,558)	(6,829,778)	11,649,955
Small Cap Growth Portfolio	6,230,393	(1,609,286)	57,999	—	(97,964)	(397,798)	(128,786)	(222,261)	(788,810)	(2,398,096)	3,832,297
SMID Cap Core Portfolio	12,726,961	(1,995,161)	188,145	—	(311,237)	(504,420)	(232,350)	(411,823)	(1,271,685)	(3,266,846)	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	1,033,501	(173,969)	181,876	—	(6,528)	(62,735)	(23,337)	30,149	119,425	(54,544)	978,957
Global Dynamic Multi Asset Portfolio	1,466,656	(271,239)	32,144	—	(15,971)	(102,439)	(22,372)	(41,757)	(150,395)	(421,634)	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,172,825	(320,381)	359,766	—	(64,109)	(2,575)	(130,510)	(189,315)	(26,743)	(347,124)	1,825,701
ClearBridge Variable Mid Cap Portfolio	15,388,407	(4,464,471)	2,423,476	—	(405,396)	(604,601)	(347,116)	1,364,100	2,430,463	(2,034,008)	13,354,399
ClearBridge Variable Dividend Strategy Portfolio	44,503,516	(4,307,697)	1,855,389	—	(1,006,270)	(668,437)	(1,910,533)	(809,534)	(2,539,385)	(6,847,082)	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	6,932,627	(2,282,299)	1,371,815	—	(184,496)	(417,047)	(153,115)	811,154	1,428,311	(853,988)	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	1,005,438	(274,612)	—	—	(30,002)	—	(16,612)	9,849	(36,765)	(311,377)	694,061
Western Asset Variable Core Bond Plus Portfolio	87,623,863	(16,259,789)	9,870,383	—	(2,387,307)	(4,348,998)	(2,330,968)	(2,961,644)	(2,158,534)	(18,418,323)	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	27,674,651	(9,492,831)	3,359,442	—	(407,379)	(1,197,877)	(557,896)	1,105,102	2,301,392	(7,191,439)	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	1,042,537	(307,983)	182,001	—	(94,155)	(74,518)	(86,102)	707,958	635,184	327,201	1,369,738
Bond Portfolio	56,314,245	(8,717,706)	5,527,277	—	(1,643,994)	(3,221,628)	(1,433,016)	(1,291,541)	(2,062,902)	(10,780,608)	45,533,637
Strategic Income Portfolio	14,710,111	(2,009,845)	643,772	—	(429,052)	559,777	(386,018)	(1,172,940)	(784,461)	(2,794,306)	11,915,805
Equity Income Portfolio	14,747,291	(1,336,235)	841,286	—	(650,793)	(320,055)	(358,906)	(1,029,215)	(1,517,683)	(2,853,918)	11,893,373
High Yield Portfolio	985,864	(117,062)	435	—	(50,655)	(97,859)	(12,494)	(70,617)	(231,190)	(348,252)	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	547,410	(147,818)	8	—	—	—	(6,083)	7,153	1,078	(146,740)	400,670
Natural Resources Portfolio	529,150	124,103	2,525	—	(61,411)	—	(63,145)	450,654	328,623	452,726	981,876
Mid-Cap Growth Portfolio	211,525	(60,737)	—	—	(34,241)	—	(1,806)	8,059	(27,988)	(88,725)	122,800
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Royce Capital Fund
Micro-Cap Portfolio	363,453	(86,478)	10,384	—	(2,293)	—	(499)	21,225	28,817	(57,661)	305,792
Small Cap Portfolio	8,417,375	(906,649)	623,093	—	(515,948)	(219,176)	(186,685)	(222,536)	(521,252)	(1,427,901)	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	2,270,421	382,452	1,619,514	—	(448,292)	(200,680)	(282,624)	2,039,744	2,727,662	3,110,114	5,380,535
Global Opportunity Portfolio	2,187,991	(674,031)	153,141	—	(25,571)	(69,317)	(58,038)	(4,246)	(4,031)	(678,062)	1,509,929
American Funds IS
Asset Allocation Fund	119,153,303	(17,533,075)	9,235,012	—	(1,954,447)	(5,783,195)	(3,649,027)	(2,759,972)	(4,911,629)	(22,444,704)	96,708,599
Washington Mutual Investors Fund	49,652,767	(5,038,507)	6,543,696	—	(621,574)	(1,789,462)	(1,211,080)	(359,678)	2,561,902	(2,476,605)	47,176,162
Ultra-Short Bond Fund	19,802,623	(73,402)	9,430,000	—	(2,737,216)	(859,948)	(1,380,279)	4,017,596	8,470,153	8,396,751	28,199,374
Capital Income Builder Fund	19,785,719	(1,794,863)	2,806,410	—	(729,338)	(919,195)	(454,625)	(207,584)	495,668	(1,299,195)	18,486,524
Global Growth Fund	30,392,788	(7,999,743)	3,564,531	—	(1,704,102)	(308,853)	(561,274)	(591,699)	398,603	(7,601,140)	22,791,648
Capital World Growth and Income Fund	19,850,007	(3,728,614)	2,377,364	—	(579,041)	(545,459)	(419,757)	189,152	1,022,259	(2,706,355)	17,143,652
Global Small Capitalization Fund	8,014,793	(2,516,447)	631,076	—	(126,412)	(403,451)	(104,858)	215,905	212,260	(2,304,187)	5,710,606
Growth Fund	64,985,480	(21,006,836)	9,203,181	—	(2,121,666)	(1,635,586)	(1,227,533)	1,522,734	5,741,130	(15,265,706)	49,719,774
Growth-Income Fund	65,545,627	(12,130,461)	9,658,676	—	(1,020,208)	(3,591,087)	(1,160,261)	(1,057,485)	2,829,635	(9,300,826)	56,244,801
International Fund	11,409,124	(2,643,014)	1,357,026	—	(72,063)	(410,442)	(161,553)	74,259	787,227	(1,855,787)	9,553,337
International Growth and Income Fund	9,234,676	(1,571,717)	988,560	—	(360,955)	(332,640)	(245,962)	108,101	157,104	(1,414,613)	7,820,063
New World Fund	40,593,240	(9,608,682)	3,360,232	—	(1,196,937)	(1,612,999)	(709,015)	1,495,119	1,336,400	(8,272,282)	32,320,958
U.S. Government Securities Fund	32,366,325	(3,406,847)	5,494,009	—	(1,165,590)	(389,155)	(934,383)	(9,495,661)	(6,490,780)	(9,897,627)	22,468,698
Invesco Oppenheimer
International Growth Fund	23,648,637	(6,872,834)	3,345,565	—	(497,872)	(908,447)	(401,698)	1,355,725	2,893,273	(3,979,561)	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	72,818,683	(28,990,155)	7,094,213	—	(1,682,020)	(1,990,367)	(1,414,547)	1,320,750	3,328,029	(25,662,126)	47,156,557
Health Sciences Portfolio	31,918,351	(4,454,807)	3,079,585	—	(1,025,202)	(790,592)	(773,490)	1,241,975	1,732,276	(2,722,531)	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,193,107	(522,151)	643,723	—	(259,246)	(41,835)	(61,368)	(256,297)	24,977	(497,174)	2,695,933
Fundamental All Cap Core Portfolio	526,161	(132,942)	705	—	—	—	(3,108)	(211,872)	(214,275)	(347,217)	178,944
Select Bond Portfolio	408,926	(58,444)	960	—	—	(30,067)	(19,506)	(4,453)	(53,066)	(111,510)	297,416
Strategic Income Opportunities Portfolio	856,163	(90,741)	152,427	—	(192,275)	(42,242)	(13,177)	(40,399)	(135,666)	(226,407)	629,756
Federated Hermes
High Income Bond Portfolio	1,169,323	(213,725)	199,865	—	(40,744)	(9,040)	(51,953)	480,141	578,269	364,544	1,533,867
Kaufmann Portfolio	5,839,773	(1,951,472)	943,890	—	(86,793)	(230,285)	(127,361)	634,982	1,134,433	(817,039)	5,022,734
Managed Volatility Portfolio	463,399	(67,692)	41,731	—	—	(459)	(588)	(60,827)	(20,143)	(87,835)	375,564
Principal Variable Contracts
Blue Chip Fund	82,878	(153,749)	338,686	—	—	—	(1,291)	108,449	445,844	292,095	374,973
Equity Income Fund	135,176	(37,035)	245,871	—	—	—	(30,058)	(17,739)	198,074	161,039	296,215
Diversified Balance Fund	315,354	(69,063)	164,357	—	—	—	(3,574)	146,351	307,134	238,071	553,425
Diversified Growth Fund	265,780	(42,941)	—	—	—	—	(2,094)	(22,091)	(24,185)	(67,126)	198,654
Diversified Income Fund	780,251	(74,832)	29,475	—	—	—	—	(680,761)	(651,286)	(726,118)	54,133
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products,each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) the Federated Hermes (“FED H”) and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.
Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.
Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.
Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.
Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.
Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.
Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.
Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective October 1, 2019, the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.
Effective October 4, 2019, all FILS Funds were transitioned into the DEL.
Effective October 4, 2019, the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.
Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4
Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Internet Portfolio	3:1
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021, the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021, the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021, the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021, the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021, the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022, the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023, the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023, the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023, the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023, the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective November 13, 2023, the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023, the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2023, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,253,362,747	$—	$—	$2,253,362,747
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2023.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.
Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2024, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) will be reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP") and the DEL Global Equity Portfolio will merge into the DEL IVY VIP Global Growth Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio will be hard closed. A subsequent liquidation of the 2DEUT VIP will occur on June 17, 2024. Any remaining assets will be moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024, the CAM S&P 500 Index Portfolio will be renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio will be renamed the LMVET ClearBridge Variable Growth Portfolio.
Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") will be renamed the Macquarie Variable Insurance Portfolios ("MVIP").
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through January 13, 2025, the date the financial statements were available to be reissued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global Opportunity Portfolio, and FED H Kaufmann were closed to new investors and the VIPF Value Strategies Portfolio was reopened to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors followed by a hard closure effective on October 24, 2024. The portfolio was then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Portfolio and remains closed to new investors.

Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective October 11, 2024, one PF fund had a forward share split as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective December 4, 2024, the MSVIF U.S. Real Estate Fund was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Restatement of previously issued Midland National Life Separate Account C financial statements

Subsequent to the issuance of the financial statements for the year ended December 31, 2023, management identified material errors in the accounting between transactions types reported on the Statement of Changes in Net Assets. The errors impacted the classification of transactions within the Statement of Changes in Net Assets, but did not impact Net Assets Beginning of Year, Net Assets End of Year, Net Increase (Decrease) in Net Assets from Capital Share Transactions or Total Increase (Decrease) in Net Assets. As a result, the Statement of Changes in Net Assets in the accompanying financial statements have been restated from amounts previously reported to correct these material errors. There was no impact to the Statement of Net Assets, no impact to the Statement of Operations and no impact to the Notes to the Financial Statements. The following table shows the amounts as originally reported, the adjustments and the amounts as restated. The table shows only the Funds that were impacted by the errors described above.

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$35,021	$952	$(475,677)	$(455,118)	$(552,651)	$(99,289)	$265,301	$(598)	$2,950	$—	$(12,170)	$(255,483)	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)
High Income Portfolio	38,301	140	(241,751)	(133,834)	(116,805)	(166,815)	60,514	(262)	(66,771)	(25,342)	(6,698)	38,559	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)
Equity-Income Portfolio	26,894	933	(403,101)	(73,744)	(153,082)	(356,102)	12,611	—	1,084	—	(9,504)	(4,191)	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)
Growth Portfolio	34,107	—	(706,214)	(106,263)	(252,635)	170,337	2,333	—	4,722	—	(5,040)	(2,015)	36,440	—	(701,492)	(106,263)	(257,675)	168,322
Overseas Portfolio	66,364	1,409	(342,496)	(118,448)	(98,596)	176,373	(26,520)	—	4,385	—	(21,047)	43,182	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555
Mid Cap Portfolio	646,848	269	(574,890)	(608,760)	(377,964)	(42,365)	179,302	—	7,003	(20,161)	(74,964)	(91,180)	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)
Asset Manager Portfolio	946	—	(137,064)	(2,273)	(8,203)	(5,522)	(175)	—	14	—	(14)	175	771	—	(137,050)	(2,273)	(8,217)	(5,347)
Investment Grade Bond Portfolio	270,927	1,029	(697,582)	(270,830)	355,519	2,093,508	213,870	—	4,612	—	(541,970)	323,488	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996
Index 500 Portfolio	32,942	2,172	(1,209,553)	(402,906)	(497,123)	(366,095)	51,675	(922)	14,780	—	(68,882)	3,349	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)
Contrafund Portfolio	1,517,615	—	(1,701,878)	(1,386,730)	(968,348)	(909,947)	356,343	—	(40,107)	(29,065)	(191,846)	(95,325)	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)
Asset Manager: Growth Portfolio	25,427	—	(29,777)	(2,222)	(11,079)	(197)	490	—	824	—	(823)	(491)	25,917	—	(28,953)	(2,222)	(11,902)	(688)
Balanced Portfolio	56,073	119	(232,729)	(76,715)	(108,668)	218,906	1,389	—	2,780	—	(4,635)	466	57,462	119	(229,949)	(76,715)	(113,303)	219,372
Growth & Income Portfolio	12,898	365	(205,897)	(24,195)	(36,768)	(566,398)	13,800	—	4,031	—	(4,031)	(13,800)	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)
Growth Opportunities Portfolio	3,996,024	—	(1,374,202)	(701,464)	(573,283)	2,058,854	381,968	—	16,782	(98,756)	(320,034)	20,040	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894
Value Strategies Portfolio	22,631	(428)	(218,498)	(236,153)	(126,404)	(589,603)	31,371	—	3,488	—	(3,592)	(31,267)	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)
Strategic Income Portfolio	760,470	—	(700,518)	(336,625)	(838,710)	333,899	138,498	—	23,980	(105,542)	(94,469)	37,533	898,968	—	(676,538)	(442,167)	(933,179)	371,432
Emerging Markets Portfolio	122,984	—	(223,159)	(92,594)	(73,674)	140,198	(5,874)	—	(8,993)	(14,994)	(13,728)	43,589	117,110	—	(232,152)	(107,588)	(87,402)	183,787
Real Estate Portfolio	690,123	—	(601,577)	(1,101,211)	(565,384)	32,894	201,556	—	(50,077)	(134,114)	(46,113)	28,748	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642
Funds Manager 50% Portfolio	284,410	—	(257,097)	(75,823)	(102,360)	(128,032)	7,950	—	73,701	—	(90,986)	9,335	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)
Funds Manager 70% Portfolio	294,589	—	(195,028)	(240,602)	(76,277)	81,647	(42,013)	—	5,798	—	(7,984)	44,199	252,576	—	(189,230)	(240,602)	(84,261)	125,846
Funds Manager 85% Portfolio	23,324	—	(89,002)	(146,399)	(82,682)	53,531	(3,736)	—	14,842	—	(14,842)	3,736	19,588	—	(74,160)	(146,399)	(97,524)	57,267
Government Money Market Portfolio Service Class 2	105,927,803	—	(8,786,407)	(3,115,292)	(11,576,160)	(33,697,603)	10,026,150	—	(331,624)	—	7,975,387	(17,669,913)	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)
International Capital Appreciation Portfolio	460,501	—	(104,725)	(117,287)	(113,871)	407,488	(40,627)	—	36,944	—	(24,659)	28,342	419,874	—	(67,781)	(117,287)	(138,530)	435,830
American Century Variable Portfolios, Inc.
Balanced Fund	261,019	119	(192,411)	(98,209)	(122,886)	289,029	53,210	—	12,849	—	(2,177)	(63,882)	314,229	119	(179,562)	(98,209)	(125,063)	225,147
Capital Appreciation Fund	13,352	150	(131,912)	(15,156)	(30,909)	175,520	(1,359)	—	(8,379)	—	(209)	9,947	11,993	150	(140,291)	(15,156)	(31,118)	185,467
International Fund	14,626	603	(224,464)	(5,204)	(75,224)	(38,022)	6,669	(1,045)	3,721	—	(3,725)	(5,620)	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)
Value Fund	4,365,922	1,359	(3,422,878)	(4,802,872)	(1,756,936)	(1,885,393)	1,417,427	(841)	(219,830)	(813,962)	(186,670)	(196,124)	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)
Disciplined Core Value Fund	190,344	—	(104,397)	(158,627)	(129,944)	(212,434)	11,086	—	(166,063)	—	(17,174)	172,151	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)
Inflation Protection Fund	139,208	503	(675,576)	(148,032)	(499,472)	311,099	(14,587)	—	24,849	—	(9,116)	(1,146)	124,621	503	(650,727)	(148,032)	(508,588)	309,953
Large Company Value Fund	476	—	(22,468)	(9,142)	(42,857)	(661,706)	18,590	—	4,579	—	(4,578)	(18,591)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)
Mid Cap Value Fund	2,177,779	—	(1,783,266)	(2,135,995)	(984,468)	(1,892,680)	413,653	—	7,410	(254,777)	(68,015)	(98,271)	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)
Ultra Fund	1,170,096	—	(773,971)	(87,291)	(150,708)	2,279,055	(120,983)	—	27,741	(58,881)	(170,840)	322,963	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
MFS Variable Insurance Trust
Research Series	181	—	(17,531)	(6,110)	(4,378)	(27,228)	295	—	2,803	—	(2,803)	(295)	476	—	(14,728)	(6,110)	(7,181)	(27,523)
Growth Series	3,864	119	(58,704)	(41,128)	(21,854)	(12,499)	1,617	—	212	—	(213)	(1,616)	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)
Investors Trust Series	407	—	(38,160)	(20,500)	(8,533)	(132,085)	7,296	—	153	—	(154)	(7,295)	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)
New Discovery Series	302,844	—	(492,805)	(206,172)	(200,587)	251,539	(21,605)	—	(32,495)	—	(18,924)	73,024	281,239	—	(525,300)	(206,172)	(219,511)	324,563
Corporate Bond Portfolio	736,974	—	(310,307)	(253,679)	(187,157)	(152,383)	65,596	—	19,636	—	12,522	(97,754)	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)
Emerging Markets Equity Portfolio	360,322	—	(107,960)	(102,915)	(100,406)	(101,698)	55,450	—	(2,164)	(10,786)	1,177	(43,677)	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)
Technology Portfolio	425,607	—	(351,116)	(270,720)	(108,199)	245,248	314,608	—	18,908	—	(29,124)	(304,392)	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)
Global Tactical Allocation Portfolio	25,719	—	(79,451)	(70,344)	(32,136)	(106,548)	24,494	—	6,463	—	(9,434)	(21,523)	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)
International Intrinsic Value Portfolio	196,784	—	(521,317)	(961,944)	(276,504)	1,038,862	3,889	—	13,687	(4,060)	25,726	(39,242)	200,673	—	(507,630)	(966,004)	(250,778)	999,620
Utilities Series Portfolio	785,769	—	(398,738)	(344,621)	(578,129)	(1,915,761)	344,076	—	51,980	(24,568)	(3,623)	(367,865)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)
Blended Research Core Equity Portfolio	312,540	—	(124,820)	(131,181)	(39,106)	578,615	17,660	—	7,443	—	(12,247)	(12,856)	330,200	—	(117,377)	(131,181)	(51,353)	565,759
Global Real Estate Portfolio	61,839	—	(19,861)	(35,035)	(60,359)	26,417	5,569	—	6,066	—	(6,134)	(5,501)	67,408	—	(13,795)	(35,035)	(66,493)	20,916
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	543	—	(240,416)	(5,708)	(89,237)	(103,551)	5,462	—	1,931	—	(1,950)	(5,443)	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)
Mid-Cap Stock Portfolio	77,575	183	(109,699)	(17,457)	(32,658)	(21,208)	(68,569)	(320)	1,997	—	(2,732)	69,624	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416
Bond-Debenture Portfolio	538,900	—	(1,173,980)	(1,276,830)	(791,799)	(72,103)	6,269	—	(46,755)	(23,868)	25,575	38,779	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)
Fundamental Equity Portfolio	102,497	—	(123,373)	(96,974)	(54,795)	(65,733)	22,498	—	12,315	—	(12,315)	(22,498)	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)
Developing Growth Portfolio	23,993	—	(165,490)	(118,381)	(94,615)	(132,729)	5,298	—	3,930	—	30,084	(39,312)	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)
Short Duration Income Portfolio	362,272	—	(801,695)	(1,442,711)	(503,321)	(466,538)	475,457	—	(28,028)	(45,026)	(55,755)	(346,648)	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)
Alger Fund
LargeCap Growth Portfolio	31,152	1,604	(256,431)	(41,537)	(106,444)	347,910	1,696	(448)	3,585	—	(10,503)	5,670	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580
MidCap Growth Portfolio	23,778	935	(379,114)	(90,683)	(86,761)	90,294	2,167	(186)	6,403	—	(14,068)	5,684	25,945	749	(372,711)	(90,683)	(100,829)	95,978
Capital Appreciation Portfolio	49,924	—	(118,675)	(30,180)	(80,372)	347,422	(25,177)	—	(8,050)	—	(5,258)	38,485	24,747	—	(126,725)	(30,180)	(85,630)	385,907
SmallCap Growth Portfolio	1,197	—	(18,099)	(19,235)	(6,290)	2,681	(316)	—	3,465	—	(3,469)	320	881	—	(14,634)	(19,235)	(9,759)	3,001
Capital Appreciation Portfolio Class S	256,462	—	(1,822,449)	(1,565,055)	(932,799)	(2,832,950)	491,842	—	14,945	(130,522)	(165,539)	(210,726)	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	92,140	—	(33,234)	(319,464)	(48,334)	19,376	(34,312)	—	6,816	—	(11,434)	38,930	57,828	—	(26,418)	(319,464)	(59,768)	58,306
S&P 500 Index Portfolio	8,767	—	(58,274)	(85,596)	(37,248)	245,603	4,653	—	6,944	—	(6,945)	(4,652)	13,420	—	(51,330)	(85,596)	(44,193)	240,951
SRI Balanced Portfolio	285,319	—	(196,663)	(33,953)	(186,168)	(74,879)	295,111	—	(50,406)	—	(21,470)	(223,235)	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)
Invesco Variable Insurance Funds
Technology Fund	159,882	991	(216,062)	—	(30,909)	340,679	(33,297)	—	499	—	(568)	33,366	126,585	991	(215,563)	—	(31,477)	374,045
Diversified Dividend Fund	386,923	658	(67,755)	(24,533)	(31,218)	(1,139,307)	66,907	—	(23,432)	—	(2,093)	(41,382)	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)
Health Care Fund	7,236	119	(103,685)	(21,987)	(42,053)	(56,841)	3,403	—	2,482	—	(2,490)	(3,395)	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)
Global Real Estate Fund	2,350	—	(2,536)	(1,025)	(4,536)	(3,064)	20	—	276	—	(275)	(21)	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)
International Equity Fund	298	—	(123,020)	(4,013)	(12,106)	161,124	—	—	2,106	—	(2,107)	1	298	—	(120,914)	(4,013)	(14,213)	161,125
Main Street Mid Cap Fund	403	—	(16,968)	(439)	(10,715)	(8,241)	65	—	(6,311)	—	(374)	6,620	468	—	(23,279)	(439)	(11,089)	(1,621)
Discovery Mid Cap Growth Fund	225,497	—	(238,639)	(85,611)	(110,853)	(116,804)	(14,799)	—	(7,140)	—	(10,374)	32,313	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)
Global Fund	468,777	—	(133,151)	(684,792)	(181,563)	102,008	125,701	—	27,233	—	(26,638)	(126,296)	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)
Main Street Fund	139,754	—	(390,244)	(457,679)	(164,548)	(904,959)	25,172	—	8,495	—	(25,422)	(8,245)	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)
Main Street Small Cap Fund	691,216	—	(254,602)	(380,698)	(240,736)	2,206,149	(4,257)	—	9,523	—	67,778	(73,044)	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105
Balanced-Risk Allocation Fund	7,813	—	(8,490)	1,990	(7,741)	(21,751)	(71)	—	496	—	(496)	71	7,742	—	(7,994)	1,990	(8,237)	(21,680)
Core Plus Bond Fund	117,319	—	(180,747)	(396,506)	(92,994)	193,054	(14,829)	—	6,816	—	(6,817)	14,830	102,490	—	(173,931)	(396,506)	(99,811)	207,884
Equity and Income Fund	556,313	150	(269,094)	(119,531)	(115,515)	(604,218)	15,563	—	13,232	—	(17,768)	(11,027)	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)
Small Cap Equity Fund	857,967	—	(39,046)	(67,544)	(33,591)	151,842	(268,186)	—	73	(41,112)	(23,759)	332,984	589,781	—	(38,973)	(108,656)	(57,350)	484,826
Equally Weighted S&P 500 Fund	989,035	—	(296,401)	18,231	(96,431)	501,006	94,647	—	(1,572)	(60,470)	(25,772)	(6,833)	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173
Growth and Income Fund	9,988	—	(34,170)	(227)	(15,883)	(52,060)	(143)	—	(50,697)	—	(349)	51,189	9,845	—	(84,867)	(227)	(16,232)	(871)
American Value Fund	78	—	(1,287)	(5,072)	(11,009)	—	—	—	910	—	(910)	—	78	—	(377)	(5,072)	(11,919)	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	20,485	668	(118,388)	(29,098)	(44,660)	26,177	(2,800)	(321)	8,129	—	(15,329)	10,321	17,685	347	(110,259)	(29,098)	(59,989)	36,498
Small Cap Core Portfolio	26,480	793	(89,239)	(39,790)	(47,758)	(64,093)	2,428	—	1,091	—	(5,959)	2,440	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)
Rydex Variable Trust
Nova Fund	131,511	—	(233,622)	—	(27,241)	189,372	(22,660)	—	2,166	—	(2,166)	22,660	108,851	—	(231,456)	—	(29,407)	212,032
NASDAQ-100 Fund	327,186	539	(226,923)	—	(47,409)	458,001	(243,029)	—	(18,743)	—	(713)	262,485	84,157	539	(245,666)	—	(48,122)	720,486
U.S. Government Money Market Fund	1	—	(4,120)	—	(35,406)	138,239	—	—	4,120	—	(4,119)	(1)	1	—	—	—	(39,525)	138,238
Inverse S&P 500 Strategy Fund	255	—	(11,995)	—	(172)	(60,664)	(211)	—	116	—	(122)	217	44	—	(11,879)	—	(294)	(60,447)
Inverse NASDAQ-100 Strategy Fund	403	—	(2,105)	—	(1,001)	(6,095)	(295)	—	(4,063)	—	(12)	4,370	108	—	(6,168)	—	(1,013)	(1,725)
Inverse Government Long Bond Strategy Fund	15	—	(2,123)	—	(77)	(4,628)	20	—	31	—	(43)	(8)	35	—	(2,092)	—	(120)	(4,636)
Government Long Bond 1.2x Strategy	582	—	(53)	—	(596)	394	(580)	—	53	—	(53)	580	2	—	—	—	(649)	974
Rydex Variable Insurance Funds
Biotechnology Fund	17,641	—	(132,656)	(256,255)	(94,456)	134,969	21,632	—	10,586	—	(13,492)	(18,726)	39,273	—	(122,070)	(256,255)	(107,948)	116,243
S&P 500 Pure Growth Fund	904,609	—	(128,035)	(78,745)	(128,338)	(1,345,000)	(39,565)	—	9,330	(2,739)	(9,330)	42,304	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)
S&P MidCap 400 Pure Growth Fund	6,068	—	(155,726)	(17,662)	(19,521)	(4,722)	11,194	—	2,187	—	(2,187)	(11,194)	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	101,395	—	(24,016)	(19,091)	(7,533)	122,991	(80,049)	—	1,466	—	(4,437)	83,020	21,346	—	(22,550)	(19,091)	(11,970)	206,011
Multi-Hedge Strategies Fund	16,017	—	(87,846)	(127,151)	(24,864)	(66,663)	(9,822)	—	(30,115)	—	(2,515)	42,452	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)
Global Managed Futures Strategy Fund	18,761	—	(3,792)	(110,167)	31,342	(860,833)	32,444	—	849	(33,005)	(41,684)	41,396	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)
Small Cap Value Fund	245,269	—	(323,037)	(216,630)	(122,036)	(103,931)	5,111	—	12,023	—	(16,010)	(1,124)	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)
ProFunds VP
Profund Access VP High Yield Fund	2	—	(557)	—	(3,030)	1,671	—	—	557	—	(558)	1	2	—	—	—	(3,588)	1,672
Asia 30	181	—	(473)	—	(1,198)	(246)	20	—	473	—	(473)	(20)	201	—	—	—	(1,671)	(266)
Banks	297	—	(68)	—	(1,034)	58,845	10	—	68	—	(68)	(10)	307	—	—	—	(1,102)	58,835
Materials	215	—	(197)	—	(2,156)	(266)	10	—	121	—	(120)	(11)	225	—	(76)	—	(2,276)	(277)
Biotechnology	287	—	(1,842)	—	(8,371)	(9,329)	523	—	1,539	—	(1,540)	(522)	810	—	(303)	—	(9,911)	(9,851)
Bull	82,139	—	(60,762)	—	(41,249)	109,130	(30,810)	—	4,393	—	(4,393)	30,810	51,329	—	(56,369)	—	(45,642)	139,940
Consumer Staples	27,050	—	(27,212)	—	(2,838)	(58,989)	28,376	—	1,206	—	(1,206)	(28,376)	55,426	—	(26,006)	—	(4,044)	(87,365)
Consumer Discretionary	243	—	(1,430)	—	(4,355)	9,835	—	—	1,335	—	(1,335)	—	243	—	(95)	—	(5,690)	9,835
Dow 30	142	—	(8,983)	—	(16,530)	59,304	—	—	1,660	—	(1,661)	1	142	—	(7,323)	—	(18,191)	59,305
Emerging Markets	532	—	(1,987)	—	(4,458)	36,578	—	—	979	—	(978)	(1)	532	—	(1,008)	—	(5,436)	36,577
Europe 30	100	—	(173)	—	(3,083)	—	—	—	130	—	(130)	—	100	—	(43)	—	(3,213)	—
Financials	104	—	(95)	(91)	(2,261)	121	10	—	42	—	(42)	(10)	114	—	(53)	(91)	(2,303)	111
Health Care	398	—	(6,028)	(77)	(28,840)	1,860	(210)	—	2,883	—	(2,883)	210	188	—	(3,145)	(77)	(31,723)	2,070
Industrials	—	—	(10,316)	(245)	(4,065)	60,433	—	—	668	—	(668)	—	—	—	(9,648)	(245)	(4,733)	60,433
International	3	—	(1,805)	—	(1,621)	—	—	—	148	—	(148)	—	3	—	(1,657)	—	(1,769)	—
Internet	3,293	—	(1,141)	(53)	(4,679)	(53,998)	36	—	845	—	(844)	(37)	3,329	—	(296)	(53)	(5,523)	(54,035)
Japan	—	—	(24)	—	(1,010)	(7,196)	—	—	24	—	(23)	(1)	—	—	—	—	(1,033)	(7,197)
Large-Cap Growth	11,820	—	(50,628)	—	(25,571)	90,960	130	—	(362)	—	(3,264)	3,496	11,950	—	(50,990)	—	(28,835)	94,456
Large-Cap Value	10,332	—	(31,805)	(40)	(45,434)	(3,330)	35	—	4,552	—	(4,552)	(35)	10,367	—	(27,253)	(40)	(49,986)	(3,365)
Mid-Cap	4,920	—	(24,172)	—	(2,547)	—	—	—	403	—	(402)	(1)	4,920	—	(23,769)	—	(2,949)	(1)
Mid-Cap Growth	3,271	—	(13,531)	—	(6,332)	(17,357)	—	—	1,065	—	(1,064)	(1)	3,271	—	(12,466)	—	(7,396)	(17,358)
Mid-Cap Value	1,584	—	(1,110)	—	(7,302)	(16,106)	120	—	713	—	(713)	(120)	1,704	—	(397)	—	(8,015)	(16,226)
Government Money Market	10,131	—	(249,279)	(476)	(187,758)	(303,705)	361	—	29,493	—	(29,492)	(362)	10,492	—	(219,786)	(476)	(217,250)	(304,067)
Energy	44,899	—	(7,486)	—	(10,996)	35,564	10	—	3,911	—	(3,911)	(10)	44,909	—	(3,575)	—	(14,907)	35,554
NASDAQ-100	3,062	—	(43,296)	—	(15,333)	(5,675)	—	—	1,916	—	(1,916)	—	3,062	—	(41,380)	—	(17,249)	(5,675)
Pharmaceuticals	420	—	(524)	—	—	4,904	35	—	524	—	(524)	(35)	455	—	—	—	(524)	4,869
Precious Metals	56,641	—	(12,730)	—	(10,388)	(21,114)	25	—	3,225	—	(3,225)	(25)	56,666	—	(9,505)	—	(13,613)	(21,139)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Real Estate	19	—	(2,324)	(68)	(1,784)	1	—	—	70	—	(70)	—	19	—	(2,254)	(68)	(1,854)	1
Rising Rates Opportunity	4	—	(481)	—	(1,958)	1	—	—	20	—	(19)	(1)	4	—	(461)	—	(1,977)	—
Semiconductor	761	—	(16,915)	—	(6,918)	9,089	(11)	—	—	—	—	11	750	—	(16,915)	—	(6,918)	9,100
Small-Cap	256	—	(7,769)	—	(6,558)	671	20	—	783	—	(783)	(20)	276	—	(6,986)	—	(7,341)	651
Small-Cap Growth	3,717	—	(5,950)	—	(5,061)	1,157	—	—	415	—	(415)	—	3,717	—	(5,535)	—	(5,476)	1,157
Small-Cap Value	303	—	(534)	(78)	(6,613)	2,084	20	—	438	—	(438)	(20)	323	—	(96)	(78)	(7,051)	2,064
Technology	210	—	(38,974)	(892)	(17,788)	(35,157)	89	—	2,243	—	(2,243)	(89)	299	—	(36,731)	(892)	(20,031)	(35,246)
U.S. Government Plus	64	—	(396)	—	(1,108)	4,305	—	—	86	—	(86)	—	64	—	(310)	—	(1,194)	4,305
UltraBull	3,822	—	(1,176)	(338)	(8,355)	8,495	65	—	653	—	(653)	(65)	3,887	—	(523)	(338)	(9,008)	8,430
UltraMid-Cap	264	—	(2,574)	(133)	(10,372)	14,427	—	—	1,932	—	(1,931)	(1)	264	—	(642)	(133)	(12,303)	14,426
UltraNASDAQ-100	4,094	—	(7,798)	—	(17,766)	(7,363)	177	—	6,178	—	(6,179)	(176)	4,271	—	(1,620)	—	(23,945)	(7,539)
UltraSmall-Cap	3,469	—	(556)	—	(2,893)	6,363	40	—	328	—	(328)	(40)	3,509	—	(228)	—	(3,221)	6,323
Utilities	5	—	(5,206)	(290)	(24,738)	(17,546)	—	—	1,892	—	(1,892)	—	5	—	(3,314)	(290)	(26,630)	(17,546)
VanEck Worldwide Insurance Trust
Global Resources Fund	364,955	733	(232,326)	(380,602)	(197,327)	(1,370,192)	12,724	—	(10,235)	—	50,756	(53,245)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)
Emerging Markets Fund	18,524	(848)	(63,495)	(7,478)	(13,106)	(60,152)	451	—	586	—	(598)	(439)	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)
Emerging Markets Bond Fund	36,415	—	(836)	(6,750)	(4,021)	(1,904)	(35,902)	—	399	—	(499)	36,002	513	—	(437)	(6,750)	(4,520)	34,098
Janus Henderson Series
Global Technology and Innovation Portfolio	1,529,230	—	(505,457)	(481,266)	(78,189)	1,640,074	303,397	—	(18,867)	(2,899)	(240,289)	(41,342)	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732
Overseas Portfolio	199,422	—	(168,895)	(59,770)	245,895	67,088	15,864	—	987	—	(252,584)	235,733	215,286	—	(167,908)	(59,770)	(6,689)	302,821
Research Portfolio	—	—	(1,409)	(57,821)	(3,686)	(26,857)	967	—	488	—	(488)	(967)	967	—	(921)	(57,821)	(4,174)	(27,824)
Enterprise Services Portfolio	2,181,632	—	(1,445,654)	(1,359,063)	(1,025,457)	2,090,880	443,242	—	(121,065)	(181,649)	(139,133)	(1,395)	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485
Global Research Portfolio	232,002	—	(6,823)	(11,849)	(40,171)	(413,033)	1,905	—	4,980	—	(22,696)	15,811	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)
Mid Cap Value Portfolio	263,755	—	(165,610)	(111,967)	(134,199)	27,129	(8,040)	—	11,254	(7,724)	(754)	5,264	255,715	—	(154,356)	(119,691)	(134,953)	32,393
Balanced Portfolio	4,177,197	—	(2,541,799)	(3,715,025)	(2,996,901)	(2,797,426)	994,918	—	(607,095)	(230,523)	(116,902)	(40,398)	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)
Flexible Bond Portfolio	53,612	—	(222,050)	(260,931)	(187,648)	16,633	79,336	—	343	—	(20,376)	(59,303)	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)
PIMCO Variable Insurance Trust
Total Return Portfolio	596,008	2,713	(1,403,007)	(2,158,076)	(1,034,099)	667,945	(4,042)	(1,286)	(881)	(45,622)	(120,271)	172,102	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047
Low Duration Portfolio	1,185,553	—	(1,631,017)	(2,711,541)	(1,028,442)	1,256,726	534,663	—	(8,188)	(346,811)	(96,500)	(83,164)	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562
High Yield Portfolio	1,697,122	197	(831,626)	(233,508)	(436,155)	1,553,050	57,606	—	11,154	(11,325)	(124,138)	66,703	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753
Real Return Portfolio	734,809	—	(920,460)	(1,633,759)	(908,806)	(664,002)	256,728	—	(31,821)	(238,925)	37,766	(23,748)	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)
All Asset Portfolio	45,982	—	(181,897)	(87,951)	(106,813)	(27,621)	(10,574)	—	(18,300)	—	(9,474)	38,348	35,408	—	(200,197)	(87,951)	(116,287)	10,727
Global Managed Asset Allocation Portfolio	55,043	—	(12,559)	(9,871)	(12,586)	974	(1,270)	—	1,065	—	(1,064)	1,269	53,773	—	(11,494)	(9,871)	(13,650)	2,243
Short-Term Portfolio	4,117,581	—	(5,331,899)	(2,573,319)	(4,048,927)	(5,828,287)	(911,245)	—	(83,208)	(241,650)	97,706	1,138,397	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)
Emerging Markets Bond Portfolio	14,609	—	(76,815)	(75,266)	(47,814)	(65,522)	2,757	—	2,759	—	(2,759)	(2,757)	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)
Global Bond Opportunities Portfolio	630	—	(11)	—	(35)	(32,596)	(630)	—	—	—	—	630	—	—	(11)	—	(35)	(31,966)
Commodity Real Return Strategy Portfolio	66,793	—	(292,642)	(286,281)	(283,240)	121,131	227,644	—	11,806	(26,785)	51,826	(264,491)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)
International Bond (USD-Hedged) Portfolio	3,459	—	(51,146)	(62,276)	(30,568)	143,519	56,518	—	8,011	(81,829)	(13,954)	31,254	59,977	—	(43,135)	(144,105)	(44,522)	174,773
Dynamic Bond Adv Portfolio	375,017	—	(76,963)	(184,069)	(42,931)	(264,120)	100,716	—	2,809	—	(2,810)	(100,715)	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)
Income Advisor Portfolio	1,126,330	—	(1,090,615)	(935,570)	(1,813,338)	1,078,209	312,703	—	(368,819)	—	117,412	(61,296)	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	52,274	661	(75,422)	(6,319)	(64,134)	639	(43,805)	(184)	7,007	—	(7,438)	44,420	8,469	477	(68,415)	(6,319)	(71,572)	45,059
Large Cap Value Fund	1,157	—	(11,720)	(2,120)	(78,341)	(323,466)	9,448	—	1,253	—	(1,253)	(9,448)	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)
Mid Cap Value Fund	22,663	1,704	(150,792)	(96,742)	(71,616)	(261,793)	11,264	—	(12,146)	—	(8,959)	9,841	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	2,422	—	(202,626)	(8,710)	(19,199)	104,040	11,564	—	417	—	(417)	(11,564)	13,986	—	(202,209)	(8,710)	(19,616)	92,476
AMT Mid Cap Intrinsic Value Portfolio	2,902	—	(6,206)	—	(8,736)	(181,849)	6,881	—	1,312	—	(1,312)	(6,881)	9,783	—	(4,894)	—	(10,048)	(188,730)
BNY Mellon Variable Investment Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Appreciation Portfolio	735	—	(122,659)	(25,030)	(18,989)	64,588	(167)	—	(20,219)	—	(2,035)	22,421	568	—	(142,878)	(25,030)	(21,024)	87,009
Sustainable U.S. Equity Portfolio	422	—	(319)	—	(1,021)	34	35	—	319	—	(319)	(35)	457	—	—	—	(1,340)	(1)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	29	—	(490)	(3,144)	(1,118)	38	4	—	160	—	(160)	(4)	33	—	(330)	(3,144)	(1,278)	34
Emerging Markets Equity Portfolio	1,782	—	(4,031)	(1,167)	(5,342)	(2,977)	(299)	—	524	—	(524)	299	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)
Discovery Portfolio	132	—	(278)	—	(2,704)	(8,502)	421	—	(7,737)	—	(193)	7,509	553	—	(8,015)	—	(2,897)	(993)
U.S. Real Estate Portfolio	83	—	(5,975)	(146)	(3,347)	(3,306)	—	—	505	—	(505)	—	83	—	(5,470)	(146)	(3,852)	(3,306)
Northern Lights Variable Trust
Power Dividend Index Fund	1,372	—	(53,824)	—	(3,389)	46,593	(1,372)	—	69	—	(69)	1,372	—	—	(53,755)	—	(3,458)	47,965
AB Variable Products Series
Dynamic Asset Allocation Portfolio	53,265	—	(88,256)	(29,759)	(102,881)	(853)	(370)	—	11,940	—	(11,940)	370	52,895	—	(76,316)	(29,759)	(114,821)	(483)
Discovery Value Portfolio	601,924	—	(221,992)	(244,847)	(151,057)	(159,225)	258,718	—	(4,973)	(29,344)	(29,523)	(194,878)	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	248,643	—	(217,704)	(425,609)	(67,874)	(206,419)	6,361	—	3,032	—	(5,156)	(4,237)	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)
Capital Appreciation Fund	650	—	(14,217)	(85,993)	(8,409)	(6,694)	101	—	257	—	(257)	(101)	751	—	(13,960)	(85,993)	(8,666)	(6,795)
Equity Dividend Fund	1,229,999	—	(800,477)	(387,753)	(700,523)	(6,933,702)	301,756	—	(53,172)	(91,816)	(91,485)	(65,283)	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)
Global Allocation Fund	306,878	—	(887,641)	(609,990)	(347,247)	(17,286)	13,440	—	(12,688)	(81,162)	(34,832)	115,242	320,318	—	(900,329)	(691,152)	(382,079)	97,956
Advantage Large Cap Core Fund	3,894	—	(1,226)	—	(8,605)	(71,305)	48,358	—	1,126	—	(1,125)	(48,359)	52,252	—	(100)	—	(9,730)	(119,664)
Large Cap Focus Growth Fund	773,358	—	(641,774)	(535,704)	501,912	443,851	191,895	—	76,720	(29,685)	(882,801)	643,871	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722
60/40 Target Allocation ETF Fund	481,735	—	(101,459)	(1,177,322)	150,280	(519,033)	398	—	4,640	—	(255,312)	250,274	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)
Total Return Fund	10,803	—	(5,183)	—	(26,878)	136,449	1,713	—	5,183	—	(5,183)	(1,713)	12,516	—	—	—	(32,061)	134,736
S&P 500 Fund	76	—	(2,106)	(25,561)	(39,958)	(23,450)	1,776	—	2,106	—	(2,105)	(1,777)	1,852	—	—	(25,561)	(42,063)	(25,227)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	1,554,417	—	(866,091)	(447,828)	(36,469)	1,464,178	(261,612)	—	35,823	(46,431)	(228,167)	500,387	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565
Dividend Opportunity Portfolio	634,537	—	(303,540)	(393,845)	(368,541)	(1,310,708)	45,299	—	(85,754)	(18,798)	(17,711)	76,964	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)
Emerging Markets Bond Portfolio	62,756	—	(230,457)	(240,221)	(121,640)	(118,657)	(5,844)	—	(64,968)	(17,779)	(8,988)	97,579	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)
High Yield Portfolio	544,752	—	(277,480)	(195,607)	(161,741)	1,588,982	(128,177)	—	(26,836)	(823)	(24,277)	180,113	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095
Select Large-Cap Value Portfolio	248,431	—	(192,259)	(129,248)	(474,775)	5,977,041	779,953	—	(182,591)	(39,935)	(87,253)	(470,174)	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867
Seligman Global Tech Portfolio	1,656,417	—	(345,685)	(360,973)	(249,685)	1,748,423	24,196	—	16,771	—	(49,929)	8,962	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385
US Government Mortgage Portfolio	36,342	—	(92,930)	(2,901)	(31,683)	(64,892)	(2,662)	—	74	—	(73)	2,661	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)
Strategic Income Portfolio	146,655	—	(33,220)	(12,593)	(16,635)	243,806	(67,663)	—	6,913	—	(6,912)	67,662	78,992	—	(26,307)	(12,593)	(23,547)	311,468
Emerging Markets Portfolio	34,745	—	(90)	—	(867)	45,696	(1,369)	—	90	—	(90)	1,369	33,376	—	—	—	(957)	47,065
Select Mid Cap Value Portfolio	15,402	—	—	—	—	88,457	25,928	—	—	—	—	(25,928)	41,330	—	—	—	—	62,529
Small Cap Value Portfolio	19,402	—	—	—	—	55,732	48,330	—	—	—	—	(48,330)	67,732	—	—	—	—	7,402
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,801,585	—	(1,767,111)	(2,254,688)	540,434	799,482	381,594	—	(313,746)	—	(1,801,440)	1,733,592	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074
Small Cap Index Portfolio	770,839	—	(247,313)	(624,354)	(214,461)	(273,650)	(42,655)	—	(25,115)	—	18,979	48,791	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)
Alternative Asset Allocation Portfolio	29,726	—	(38,756)	(73,560)	(11,490)	(58,830)	(4,210)	—	(10,057)	—	(1,685)	15,952	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)
Global Small Cap Portfolio	475	—	(37,707)	(1,505)	(9,046)	(19,520)	5,853	—	(350)	—	(597)	(4,906)	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)
Small Mid Cap Value Portfolio	8,572	—	(219,755)	(151,021)	(81,417)	(60,061)	51,665	—	(54,907)	(44,202)	(11,688)	59,132	60,237	—	(274,662)	(195,223)	(93,105)	(929)
CROCI US Portfolio	300	—	(129)	—	(3,211)	(499)	—	—	129	—	(129)	—	300	—	—	—	(3,340)	(499)
High Income Portfolio	34,471	—	(20,480)	(4,510)	(32,125)	195,980	37,978	—	344	—	(3,909)	(34,413)	72,449	—	(20,136)	(4,510)	(36,034)	161,567
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,784,867	—	(907,453)	(688,523)	(939,066)	450,574	98,483	—	(38,339)	(44,525)	(129,707)	114,088	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662
Delaware Variable Insurance Portfolios
Total Return Portfolio	—	—	(1,338)	(38,183)	(2,076)	(2,415)	—	—	582	—	(581)	(1)	—	—	(756)	(38,183)	(2,657)	(2,416)
International Portfolio	1,344	—	(7,426)	—	(3,682)	(151,597)	(1,344)	—	776	—	(777)	1,345	—	—	(6,650)	—	(4,459)	(150,252)
Opportunity Portfolio	1,439	—	(362,811)	(692,456)	(173,321)	(618,485)	89,482	—	(80,130)	(57,422)	(16,615)	64,685	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	13,225	—	(276,383)	(349,600)	(155,301)	(64,091)	22,505	—	12,980	(17,490)	(26,531)	8,536	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)
Income Fund	2,023,617	—	(1,190,681)	(1,626,294)	(1,399,793)	398,105	325,237	—	63,572	(37,542)	(194,079)	(157,188)	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917
Global Bond Fund	1,023,753	—	(1,166,694)	(2,277,134)	(662,935)	(299,891)	223,872	—	(123,179)	(249,111)	(68,210)	216,628	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)
Foreign Fund	1,977,447	—	(1,666,113)	(2,270,090)	(910,547)	(2,055,354)	750,706	—	(158,635)	(472,785)	(95,041)	(24,245)	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)
Developing Markets Fund	32,891	—	(123,350)	(74,307)	(65,690)	(62,533)	12,232	—	(6,765)	(17,359)	12,718	(826)	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)
Mutual Global Discovery Fund	11,980	—	(99,465)	(550,952)	(87,554)	(178,235)	50,339	—	(18,265)	—	(10,162)	(21,912)	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)
Rising Dividends Fund	2,031,373	—	(1,126,757)	(1,327,103)	(886,325)	634,415	(49,677)	—	(79,834)	—	(90,884)	220,395	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810
DynaTech 2 Fund	764,725	—	(77,216)	(57,658)	(85,577)	545,335	152,684	—	(22,570)	(33,363)	1,018	(97,769)	917,409	—	(99,786)	(91,021)	(84,559)	447,566
VolSmart Allocation Fund	74,911	—	—	—	—	24	(74,887)	—	—	—	—	74,887	24	—	—	—	—	74,911
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	18,450	—	(145,962)	(212,920)	(142,140)	(81,549)	39,280	—	(740)	(37,576)	13,144	(14,108)	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)
Balanced Portfolio	16,489	—	(236,694)	(210,989)	(223,151)	1,207	2,198	—	16,990	—	(16,989)	(2,199)	18,687	—	(219,704)	(210,989)	(240,140)	(992)
Global Equity Portfolio	52,120	—	(10,006)	(26,559)	(22,584)	(22,269)	(125)	—	260	—	(260)	125	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)
Energy Portfolio	13,239	—	(40,709)	(21,264)	(199,019)	(131,167)	(513)	—	3,572	—	(3,572)	513	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)
Natural Resources Portfolio	12,851	—	(4,417)	(79,101)	(12,635)	10,848	(4,366)	—	1,486	—	(1,486)	4,366	8,485	—	(2,931)	(79,101)	(14,121)	15,214
Growth Portfolio	776	—	(212,659)	(273,663)	(95,633)	(352,623)	50,380	—	(22,239)	—	(3,777)	(24,364)	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)
High Income Portfolio	138,894	—	(459,358)	(626,773)	(304,089)	401,692	15,233	—	(4,228)	(15,152)	(23,796)	27,943	154,127	—	(463,586)	(641,925)	(327,885)	429,635
International Core Equity Portfolio	11,903	—	(307,965)	(453,884)	(84,217)	(426,456)	14,547	—	(32,622)	(43,602)	(18,705)	80,382	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)
Global Growth Portfolio	—	—	(8,768)	(107,640)	(15,677)	(32,575)	136	—	130	—	(130)	(136)	136	—	(8,638)	(107,640)	(15,807)	(32,711)
Mid Cap Growth Portfolio	18,007	—	(656,100)	(262,953)	(434,017)	(373,335)	84,695	—	37,238	(32,259)	79,667	(169,341)	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)
Science and Technology Portfolio	73,292	—	(425,110)	(759,486)	(338,966)	(573,759)	80,591	—	20,030	(6,513)	(18,458)	(75,650)	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)
Small Cap Growth Portfolio	38,983	—	(202,034)	(313,625)	(92,937)	24,485	(14,984)	—	(40,393)	—	(9,395)	64,772	23,999	—	(242,427)	(313,625)	(102,332)	89,257
SMID Cap Core Portfolio	—	—	(580,535)	(555,717)	(216,445)	(265,374)	100,528	—	13,848	(44,108)	(5,811)	(64,457)	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)
Lazard Retirement Series, Inc.
International Equity Portfolio	13,063	—	(28,922)	(9,480)	(21,629)	58,003	(5,181)	—	1,521	—	(1,522)	5,182	7,882	—	(27,401)	(9,480)	(23,151)	63,185
Global Dynamic Multi Asset Portfolio	4,818	—	(52,228)	(155,152)	(12,411)	(48,856)	(704)	—	(15,707)	—	(1,867)	18,278	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	674,542	—	(47,025)	(304,176)	(83,536)	206,279	(52,212)	—	7,352	—	(7,352)	52,212	622,330	—	(39,673)	(304,176)	(90,888)	258,491
ClearBridge Variable Mid Cap Portfolio	999,999	—	(351,634)	(458,601)	(330,014)	738,709	146,843	—	31,246	(56,722)	(18,602)	(102,765)	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944
ClearBridge Variable Dividend Strategy Portfolio	900,228	—	(1,329,794)	(1,111,588)	(1,784,660)	(2,400,224)	476,274	—	(602,750)	(121,507)	(152,457)	400,440	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)
ClearBridge Variable Small Cap Growth Portfolio	986,729	—	(289,125)	(104,387)	(189,175)	1,791,602	118,135	—	7,027	(29,285)	(4,754)	(91,123)	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479
ClearBridge Variable Aggressive Growth Portfolio	17,478	—	(3,160)	(37,821)	(15,025)	3,537	1,289	—	3,160	—	(3,160)	(1,289)	18,767	—	—	(37,821)	(18,185)	2,248
Western Asset Variable Core Bond Plus Portfolio	3,828,856	—	(3,761,115)	(5,651,988)	(1,787,226)	466,802	1,888,317	—	(316,865)	(1,028,336)	(265,785)	(277,331)	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471
ClearBridge Variable Large Cap Growth Portfolio	1,560,110	—	(1,098,799)	(1,600,555)	(557,699)	(907,923)	944,748	—	10,211	(301,049)	(147,883)	(506,027)	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)
Pioneer Variable Contracts Trust
Fund Portfolio	235,755	—	(211,790)	(99,396)	(24,103)	121,345	(2,424)	—	774	—	(8,836)	10,486	233,331	—	(211,016)	(99,396)	(32,939)	131,831
Bond Portfolio	2,388,672	—	(2,389,074)	(3,418,673)	(1,231,413)	966,268	1,056,379	—	(147,110)	(558,467)	(154,475)	(196,327)	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941
Strategic Income Portfolio	149,896	—	(309,402)	(553,767)	(321,322)	(1,359,250)	137,065	—	(111,019)	(106,789)	(18,119)	98,862	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)
Equity Income Portfolio	447,560	—	(767,342)	(348,873)	(352,983)	(770,823)	71,958	—	18,209	—	(42,972)	(47,195)	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)
High Yield Portfolio	1,962	—	(20,344)	(88,680)	(12,477)	(14,652)	2,757	—	(7,776)	—	(1,416)	6,435	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)
Prudential Series Funds
Natural Resources Portfolio	6,540	—	(29,934)	—	(6,831)	(299,217)	(4,927)	—	1,479	—	(1,478)	4,926	1,613	—	(28,455)	—	(8,309)	(294,291)
Mid-Cap Growth Portfolio	8	—	(2,242)	(6,269)	(2,823)	431	175	—	35	—	(35)	(175)	183	—	(2,207)	(6,269)	(2,858)	256
PGIM Jennison Focused Blend Portfolio	(971)	—	—	—	(7,214)	(233,464)	1,018	—	158	—	(158)	(1,018)	47	—	158	—	(7,372)	(234,482)
PGIM Jennison Blend Portfolio	261,882	—	(158)	—	—	230,475	(5,037)	—	—	—	—	5,037	256,845	—	(158)	—	—	235,512
Royce Capital Fund
Micro-Cap Portfolio	518	—	(32,376)	(51,100)	(119)	(49,983)	15,925	—	10	(15,820)	(10)	(105)	16,443	—	(32,366)	(66,920)	(129)	(50,088)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Small Cap Portfolio	28,763	—	(266,959)	(471,702)	(170,942)	(279,307)	82,566	—	1,739	(39,430)	(23,422)	(21,453)	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)
Alps Fund
Alerian Energy Infrastructure Portfolio	951,555	—	(195,558)	(47,632)	(304,127)	(1,270,093)	(517,331)	—	(9,587)	—	74,882	452,036	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)
Global Opportunity Portfolio	52,561	—	(61,677)	(91,906)	(21,694)	(70,289)	(16,487)	—	(46,632)	—	(2,358)	65,477	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)
American Funds IS
Asset Allocation Fund	3,380,213	—	(2,202,822)	(3,869,743)	(3,395,930)	(10,965,409)	355,215	—	(17,532)	(227,307)	865,041	(975,417)	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)
Washington Mutual Investors Fund	3,181,680	—	(1,223,542)	(1,891,775)	(1,220,978)	(221,825)	430,588	—	62,473	—	(226,986)	(266,075)	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)
Ultra-Short Bond Fund	224,711	—	(2,246,731)	(500,294)	(1,488,220)	(6,116,849)	845,945	—	(92,643)	—	496,182	(1,249,484)	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)
Capital Income Builder Fund	743,922	—	(507,184)	(413,302)	(310,646)	1,156,220	48,332	—	38,241	(18,523)	(89,425)	21,375	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595
Global Growth Fund	1,311,579	—	(844,985)	(633,268)	(686,305)	2,730,818	138,722	—	(133,000)	—	(93,434)	87,712	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530
Capital World Growth and Income Fund	482,982	—	(334,211)	(664,819)	(540,484)	(536,576)	195,967	—	(193,179)	(24,968)	(46,497)	68,677	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)
Global Small Capitalization Fund	263,460	—	(284,530)	(107,125)	(75,200)	311,380	(33,799)	—	19,097	—	(20,549)	35,251	229,661	—	(265,433)	(107,125)	(95,749)	346,631
Growth Fund	1,590,243	—	(1,637,807)	(2,231,333)	(1,190,921)	(808,276)	2,189,035	—	(87,906)	(1,466,155)	(333,056)	(301,918)	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)
Growth-Income Fund	4,872,688	—	(1,916,027)	(2,005,777)	(1,404,685)	(1,832,853)	675,235	—	(97,963)	(309,050)	(83,812)	(184,410)	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)
International Fund	697,846	—	(180,538)	(358,776)	(199,707)	(1,020,373)	520,800	—	16,669	—	(42,882)	(494,587)	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)
International Growth and Income Fund	730,247	—	(199,282)	(376,472)	(246,090)	(362,418)	67,658	—	14,655	(22,852)	(37,297)	(22,164)	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)
New World Fund	1,610,409	—	(1,402,424)	(1,974,811)	(707,682)	(1,058,691)	539,055	—	(88,178)	(353,767)	(99,654)	2,544	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)
U.S. Government Securities Fund	616,121	—	(762,984)	(1,256,019)	(945,445)	(4,967,713)	586,793	—	(14,108)	—	259,621	(832,306)	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)
Global Balanced Fund	49,612	—	—	—	—	23,853	(31,837)	—	—	—	—	31,837	17,775	—	—	—	—	55,690
The Bond Fd of America Fund	25,155	—	—	—	—	213	(24,942)	—	—	—	—	24,942	213	—	—	—	—	25,155
Invesco Oppenheimer
International Growth Fund	2,081,683	—	(778,332)	(1,372,967)	(435,366)	(311,531)	548,784	—	7,132	(288,776)	(67,891)	(199,249)	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)
T. Rowe Price
Blue Chip Growth Portfolio	3,864,425	—	(2,202,281)	(1,439,101)	(1,448,886)	(1,034,510)	1,000,420	—	69,544	(281,282)	(322,245)	(466,437)	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)
Health Sciences Portfolio	2,534,407	—	(1,087,021)	(724,872)	(628,901)	2,066,818	161,140	—	9,524	—	(90,980)	(79,684)	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134
Equity Income Portfolio	22,206	—	—	—	—	31,884	9,678	—	—	—	—	(9,678)	31,884	—	—	—	—	22,206
Mid-Cap Growth Portfolio	8,000	—	—	—	—	34,977	34,976	—	—	—	—	(34,976)	42,976	—	—	—	—	1
John Hancock Variable Insurance Trust
Financial Industries Portfolio	245,739	—	(27,488)	(6,442)	(74,665)	(172,846)	(44,049)	—	13,101	—	3,443	27,505	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)
Fundamental All Cap Core Portfolio	550	—	(249)	—	(889)	(10,933)	50	—	249	—	(249)	(50)	600	—	—	—	(1,138)	(10,983)
Select Bond Portfolio	27,147	—	(775)	—	(6,649)	3,814	160	—	661	—	(661)	(160)	27,307	—	(114)	—	(7,310)	3,654
Strategic Income Opportunities Portfolio	54,473	—	(34,249)	—	(2,986)	21,474	(4,013)	—	3,131	—	(7,885)	8,767	50,460	—	(31,118)	—	(10,871)	30,241
Federated Hermes
High Income Bond Portfolio	88,980	—	(2,683)	—	(36,741)	211,549	(37,644)	—	2,621	—	(2,622)	37,645	51,336	—	(62)	—	(39,363)	249,194
Kaufmann Portfolio	430,902	—	(228,390)	(2,204,926)	(93,668)	1,858,482	(25,433)	—	(2,892)	—	(33,654)	61,979	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461
Managed Volatility Portfolio	4,323	—	(1,088)	—	(2,472)	6,772	(423)	—	1,088	—	(1,089)	424	3,900	—	—	—	(3,561)	7,196
Principal Variable Contracts
Blue Chip Fund	59,580	—	(676)	—	(5,857)	282,148	97	—	676	—	(677)	(96)	59,677	—	—	—	(6,534)	282,052
Equity Income Fund	101,992	—	(42,665)	—	(3,921)	38,181	(2,377)	—	241	—	(241)	2,377	99,615	—	(42,424)	—	(4,162)	40,558
Diversified Balance Fund	105,309	—	(2,902)	—	(26,410)	1,344,203	1,225,150	—	2,902	—	(2,901)	(1,225,151)	1,330,459	—	—	—	(29,311)	119,052
Diversified Growth Fund	25,852	—	(2)	—	(1,289)	12,848	—	—	2	—	(2)	—	25,852	—	—	—	(1,291)	12,848
Diversified Income Fund	1,303	—	—	—	—	25,378	(1,303)	—	—	—	—	1,303	—	—	—	—	—	26,681

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	1.00%	0.35%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2023 and 2022 were as follows:

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$2,798,762	$4,028,717	$4,536,385	$6,114,865
High Income Portfolio	480,510	933,146	392,109	1,199,811
Equity-Income Portfolio	405,615	1,162,916	949,068	925,640
Growth Portfolio	873,567	1,467,691	915,737	1,127,041
Overseas Portfolio	601,811	931,005	569,689	815,435
Mid Cap Portfolio	2,551,744	3,201,563	3,739,395	4,022,540
Asset Manager Portfolio	28,757	166,614	99,080	38,035
Investment Grade Bond Portfolio	4,138,420	2,312,822	1,428,888	812,970
Index 500 Portfolio	602,211	2,855,539	815,310	2,738,755
Contrafund Portfolio	6,223,845	8,686,149	7,022,425	8,444,581
Asset Manager: Growth Portfolio	69,369	84,387	108,935	64,978
Balanced Portfolio	467,599	488,682	310,881	465,379
Growth & Income Portfolio	98,667	856,605	940,615	420,480
Growth Opportunities Portfolio	11,440,676	8,469,334	17,097,586	7,645,164
Value Strategies Portfolio	375,745	1,444,839	721,692	1,087,096
Strategic Income Portfolio	2,516,738	2,891,803	2,664,156	3,517,594
Emerging Markets Portfolio	864,784	959,215	1,340,446	1,403,624
Real Estate Portfolio	2,742,373	3,440,769	3,723,714	4,799,754
Funds Manager 50% Portfolio	593,676	794,960	3,212,151	2,488,161
Funds Manager 70% Portfolio	513,276	618,905	1,304,173	452,782
Funds Manager 85% Portfolio	141,263	381,135	1,148,444	395,970
Government Money Market Portfolio Service Class 2	186,144,001	136,117,384	22,791,619	15,671,459
International Capital Appreciation Portfolio	1,338,987	855,998	2,422,554	601,460
Energy Portfolio	3,408	6	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	1,261,585	1,102,945	2,680,021	1,279,148
Capital Appreciation Fund	207,543	219,627	489,140	660,978
International Fund	774,936	1,108,160	788,369	595,690
Value Fund	15,963,024	16,795,767	20,229,079	17,227,600
Disciplined Core Value Fund	710,330	1,129,249	3,732,382	2,402,032
Inflation Protection Fund	2,260,737	2,979,207	6,317,776	6,502,073
Large Company Value Fund	291,655	1,002,665	1,361,345	406,787
Mid Cap Value Fund	9,456,105	9,551,468	12,851,751	8,056,434
Ultra Fund	6,461,850	3,645,538	3,851,353	2,878,590
MFS Variable Insurance Trust
Research Series	22,261	61,940	216,063	249,244
Growth Series	246,166	281,943	210,613	344,641
Investors Trust Series	68,402	253,310	137,555	197,342
New Discovery Series	1,358,843	1,791,957	4,567,201	1,699,303
Corporate Bond Portfolio	1,658,533	1,707,696	1,116,977	1,728,686

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Equity Portfolio	722,176	778,618	1,398,184	514,180
Technology Portfolio	1,848,163	1,999,246	2,528,088	2,552,699
Global Tactical Allocation Portfolio	146,565	383,565	250,768	335,235
International Intrinsic Value Portfolio	3,062,830	2,653,256	1,904,772	2,647,754
Utilities Series Portfolio	3,184,745	4,686,544	8,725,773	4,062,792
Blended Research Core Equity Portfolio	1,442,535	533,926	2,176,129	475,475
Global Real Estate Portfolio	211,709	192,284	939,738	298,787
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	47,458	468,188	359,192	456,466
Mid-Cap Stock Portfolio	136,006	213,214	150,761	463,345
Bond-Debenture Portfolio	3,056,653	4,908,686	6,937,880	6,750,806
Fundamental Equity Portfolio	241,825	437,307	656,361	510,471
Developing Growth Portfolio	189,752	726,720	522,938	1,370,852
Short Duration Income Portfolio	4,158,295	6,527,146	7,805,389	10,566,727
Alger Fund
LargeCap Growth Portfolio	578,474	662,291	729,273	882,335
MidCap Growth Portfolio	335,051	827,163	574,253	630,748
Capital Appreciation Portfolio	709,952	579,737	327,663	931,036
SmallCap Growth Portfolio	4,332	51,571	112,935	49,986
Capital Appreciation Portfolio Class S	1,596,775	8,942,279	7,983,384	6,995,183
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	246,013	561,089	890,048	735,449
S&P 500 Index Portfolio	763,851	613,005	443,382	1,149,444
SRI Balanced Portfolio	1,292,754	1,452,600	2,025,712	829,549
Invesco Variable Insurance Funds
Technology Fund	573,924	332,381	373,109	361,976
Diversified Dividend Fund	1,023,803	1,690,350	3,863,025	1,138,398
Health Care Fund	21,783	248,973	226,288	145,661
Global Real Estate Fund	8,565	18,639	48,708	62,685
International Equity Fund	460,559	447,347	75,405	37,595
Main Street Mid Cap Fund	40,325	81,375	127,003	98,321
Core Bond Fund	—	—	1,168,603	4,895,820
Discovery Mid Cap Growth Fund	625,065	1,014,938	3,142,834	1,514,157
Global Fund	2,211,067	1,936,193	3,252,940	1,133,867
Main Street Fund	1,149,608	2,422,372	5,040,587	1,571,080
Main Street Small Cap Fund	6,344,227	4,353,894	3,576,206	2,169,625
Balanced-Risk Allocation Fund	18,157	51,523	509,176	205,464
Core Plus Bond Fund	712,182	1,016,872	5,049,794	761,994
Equity and Income Fund	1,887,101	2,177,021	4,398,582	1,769,301
Small Cap Equity Fund	1,612,651	719,215	2,174,202	617,005
Equally Weighted S&P 500 Fund	3,867,529	2,344,479	5,682,191	2,654,761
Growth and Income Fund	91,671	135,070	109,378	133,269
American Value Fund	30,486	28,675	64,591	44,402
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	135,871	250,584	127,636	286,189

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Core Portfolio	160,391	357,470	661,577	646,987
Rydex Variable Trust
Nova Fund	367,135	319,223	245,826	574,441
NASDAQ-100 Fund	1,212,404	723,469	133,510	1,012,080
U.S. Government Money Market Fund	173,457	67,465	402,045	273,612
Inverse S&P 500 Strategy Fund	14,881	87,686	186,231	1,022,226
Inverse NASDAQ-100 Strategy Fund	17,343	26,527	202,129	199,457
Inverse Government Long Bond Strategy Fund	702	7,642	45,546	42,936
Government Long Bond 1.2x Strategy	3,666	1,762	2,893	2,991
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	218,661	556,693	480,449	1,102,658
S&P 500 Pure Growth Fund	2,385,839	3,223,926	4,326,954	1,736,568
S&P MidCap 400 Pure Growth Fund	28,988	235,037	363,191	195,512
Guggenheim Variable Insurance Funds
Long Short Equity Fund	264,391	98,880	34,204	174,509
Multi-Hedge Strategies Fund	102,028	372,730	291,384	370,826
Global Managed Futures Strategy Fund	266,560	1,168,771	2,070,781	982,177
Small Cap Value Fund	981,374	1,208,243	2,213,042	1,511,203
ProFunds VP
Profund Access VP High Yield Fund	33,994	35,400	82,428	82,971
Asia 30	2,660	3,427	12,893	14,751
Banks	94,189	36,906	22,951	65,178
Materials	11,254	14,390	32,752	36,657
Bear	19	994	309	225
Biotechnology	140,202	135,123	196,126	187,892
Bull	486,533	324,863	301,609	422,226
Consumer Staples	55,789	108,358	96,835	103,128
Consumer Discretionary	24,441	17,419	34,835	60,697
Dow 30	59,368	29,092	111,348	17,192
Emerging Markets	82,640	52,332	26,440	31,311
Europe 30	16,342	19,494	22,328	23,204
Falling U.S. Dollar	39,080	39,846	17,659	18,281
Financials	2,025	3,901	11,889	20,828
Health Care	134,785	144,944	397,717	260,673
Industrials	123,887	69,419	47,722	70,412
International	1	4,096	1,599	4,586
Internet	136,730	170,996	209,993	132,762
Japan	—	9,087	9,825	12,358
Large-Cap Growth	319,241	188,435	278,827	567,748
Large-Cap Value	572,409	617,492	558,261	413,837
Mid-Cap	4,986	29,461	52,314	40,225
Mid-Cap Growth	20,912	59,953	96,732	47,168
Mid-Cap Value	20,058	39,660	43,647	24,160
Government Money Market	1,172,526	1,860,106	2,419,115	1,610,894
Energy	271,826	211,279	218,794	347,288
NASDAQ-100	150,853	217,614	241,240	378,429
Pharmaceuticals	6,670	1,656	14,693	20,313

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Precious Metals	227,471	224,029	440,559	476,392
Real Estate	25,380	19,642	96,311	163,495
Rising Rates Opportunity	2,706	5,472	5	1,719
Semiconductor	177,851	194,911	135,604	143,872
Short Dow 30	—	157	1,542	1,585
Short Emerging Markets	—	—	—	—
Short International	94	161	3,532	3,707
Short Mid-Cap	12	34	1,483	1,519
Short NASDAQ-100	—	—	—	—
Short Small-Cap	106	137	—	88
Small-Cap	5,056	21,914	64,319	59,168
Small-Cap Growth	32,013	37,844	45,145	51,093
Small-Cap Value	173,595	176,766	22,948	18,614
Technology	171,891	249,180	199,900	218,137
Communication Services	327	2,555	1,452	2,295
U.S. Government Plus	6,849	2,611	108,819	288,354
UltraBull	96,793	109,810	332,470	396,996
UltraMid-Cap	79,338	86,829	326,921	413,773
UltraNASDAQ-100	126,638	168,595	728,754	838,017
UltraShort Dow 30	—	67	—	217
UltraShort NASDAQ-100	—	58	—	359
UltraSmall-Cap	48,138	44,313	107,387	258,193
Utilities	10,511	60,672	247,251	117,367
VanEck Worldwide Insurance Trust
Global Resources Fund	1,572,755	3,314,985	4,369,860	2,930,542
Emerging Markets Fund	173,428	282,254	262,603	231,497
Emerging Markets Bond Fund	367,426	335,216	150,156	160,046
Janus Henderson Series
Global Technology and Innovation Portfolio	5,275,146	3,330,850	4,903,280	3,473,619
Overseas Portfolio	845,984	559,367	420,970	402,000
Research Portfolio	2,269	93,592	77,592	89,855
Enterprise Services Portfolio	8,675,137	6,002,530	9,920,383	5,262,165
Global Research Portfolio	509,223	716,962	980,783	657,843
Mid Cap Value Portfolio	694,497	711,500	1,869,359	1,320,041
Balanced Portfolio	10,550,429	18,070,837	19,058,726	13,299,228
Flexible Bond Portfolio	747,447	1,183,348	1,360,218	3,185,756
PIMCO Variable Insurance Trust
Total Return Portfolio	4,117,217	6,820,547	6,087,616	11,810,957
Low Duration Portfolio	4,911,091	7,211,343	7,654,510	12,176,513
High Yield Portfolio	11,317,354	9,096,326	8,682,446	8,618,191
Real Return Portfolio	2,652,860	5,697,569	8,825,800	8,130,017
All Asset Portfolio	310,220	626,600	1,541,892	1,425,717
Global Managed Asset Allocation Portfolio	84,504	54,992	227,448	136,894
Short-Term Portfolio	16,090,542	28,270,844	38,308,450	25,075,722
Emerging Markets Bond Portfolio	123,822	308,495	306,886	288,219
Global Bond Opportunities Portfolio	4,975	35,085	68,804	54,459
Commodity Real Return Strategy Portfolio	2,840,901	2,518,249	7,159,941	4,434,405
International Bond (USD-Hedged) Portfolio	416,937	315,206	598,811	570,205
Dynamic Bond Adv Portfolio	777,188	925,834	942,175	992,413

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Income Advisor Portfolio	5,977,234	6,398,447	4,689,131	5,182,211
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	332,171	434,708	453,901	745,576
Large Cap Value Fund	39,207	440,558	393,398	371,542
Mid Cap Value Fund	266,439	764,116	655,013	743,105
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	207,133	338,949	170,790	281,736
AMT Mid Cap Intrinsic Value Portfolio	15,893	204,897	211,674	335,194
BNY Mellon Variable Investment Fund
Appreciation Portfolio	404,307	485,473	208,226	340,342
Sustainable U.S. Equity Portfolio	3,081	2,352	1,561	295
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	10,713	14,219	19,243	21,969
Emerging Markets Equity Portfolio	120,538	131,197	146,518	152,129
Discovery Portfolio	703	13,035	29,074	6,006
U.S. Real Estate Portfolio	14,558	27,652	33,987	25,472
Northern Lights Variable Trust
Power Dividend Index Fund	57,395	63,901	20,085	48,952
AB Variable Products Series
Dynamic Asset Allocation Portfolio	73,734	259,891	1,071,093	432,170
Small Cap Growth Portfolio	31,721	30,075	12,727	269
Discovery Value Portfolio	2,145,398	1,780,150	3,598,281	1,794,848
BlackRock Variable Series Fund, Inc.
Basic Value Fund	854,040	1,372,249	1,899,270	789,479
Capital Appreciation Fund	36,395	130,914	67,192	463,372
Equity Dividend Fund	4,152,679	10,598,187	8,886,644	5,680,794
Global Allocation Fund	1,311,917	2,733,737	943,976	2,755,353
Advantage Large Cap Core Fund	57,783	138,604	92,934	118,580
Large Cap Focus Growth Fund	3,768,056	3,169,704	2,723,555	3,238,699
60/40 Target Allocation ETF Fund	1,335,001	2,460,215	2,250,211	1,969,987
Total Return Fund	220,790	70,265	91,967	158,716
S&P 500 Fund	131,283	156,629	133,563	148,512
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	5,128,583	3,575,350	2,655,341	1,799,756
Dividend Opportunity Portfolio	1,705,772	3,565,433	6,093,594	2,306,039
Emerging Markets Bond Portfolio	367,231	862,489	397,189	885,845
High Yield Portfolio	2,965,865	1,230,282	1,100,375	2,089,581
Select Large-Cap Value Portfolio	10,452,868	5,168,374	4,283,886	1,515,207
Seligman Global Tech Portfolio	6,713,835	3,733,679	7,034,128	3,577,006
US Government Mortgage Portfolio	80,588	226,005	463,733	1,612,922
Strategic Income Portfolio	731,632	372,354	1,354,086	1,116,154

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Portfolio	100,227	24,466	163,762	47,379
Select Mid Cap Value Portfolio	103,837	152	—	—
Small Cap Value Portfolio	75,129	72	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	11,800,323	9,558,314	12,932,764	11,019,956
Small Cap Index Portfolio	1,539,198	1,983,316	2,964,777	1,362,037
Alternative Asset Allocation Portfolio	160,112	248,651	437,199	315,004
Global Small Cap Portfolio	4,360	71,665	65,658	57,741
Small Mid Cap Value Portfolio	393,721	764,590	190,536	914,840
CROCI US Portfolio	4,510	7,946	6,595	12,101
High Income Portfolio	485,518	287,163	404,173	204,780
Eaton Vance Variable Trust
Floating Rate Income Portfolio	6,930,353	5,872,613	14,011,974	13,128,335
Delaware Variable Insurance Portfolios
Total Return Portfolio	13,577	55,854	20,032	57,976
International Portfolio	27,345	187,311	213,625	141,793
Opportunity Portfolio	739,297	2,037,529	1,021,334	1,615,018
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	538,675	984,849	713,921	1,156,428
Income Fund	7,893,932	7,253,774	9,250,294	5,714,900
Global Bond Fund	2,092,091	5,765,427	2,256,207	5,773,796
Foreign Fund	5,250,144	9,519,322	5,062,383	5,290,175
Developing Markets Fund	121,765	394,639	747,464	345,956
Mutual Global Discovery Fund	405,297	1,026,404	645,423	1,397,654
Rising Dividends Fund	7,826,584	5,741,428	7,472,566	4,282,207
DynaTech 2 Fund	2,940,768	1,888,694	3,963,122	1,330,391
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	8,437	362,493
Global Real Estate Fund	—	—	—	—
VolSmart Allocation Fund	74,924	40	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	113,849	663,511	380,865	511,635
Balanced Portfolio	98,041	783,065	2,634,037	827,276
Global Equity Portfolio	113,680	122,620	281,142	172,479
Energy Portfolio	323,015	675,805	118,310	873,355
Global Bond Portfolio	—	—	68,026	539,166
Natural Resources Portfolio	58,721	124,519	24,628	292,219
Growth Portfolio	343,164	1,022,366	1,063,298	1,082,651
High Income Portfolio	1,407,556	1,812,070	1,158,281	2,195,501
International Core Equity Portfolio	183,686	1,422,438	1,064,976	1,335,377
Global Growth Portfolio	126,748	172,563	133,761	151,464
Mid Cap Growth Portfolio	1,244,028	2,049,770	3,037,109	2,525,135
Science and Technology Portfolio	1,157,877	2,646,076	2,956,558	2,271,176

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Growth Portfolio	791,494	762,981	1,328,159	1,155,965
SMID Cap Core Portfolio	1,126,970	1,934,052	2,757,255	1,920,062
Lazard Retirement Series, Inc.
International Equity Portfolio	151,199	140,289	384,233	122,440
Global Dynamic Multi Asset Portfolio	69,562	295,750	122,642	219,204
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,620,709	1,083,159	830,712	763,184
ClearBridge Variable Mid Cap Portfolio	2,550,332	2,039,740	7,388,324	4,250,427
ClearBridge Variable Dividend Strategy Portfolio	7,868,436	8,350,797	8,332,997	7,589,164
ClearBridge Variable Small Cap Growth Portfolio	3,843,617	1,743,419	2,911,137	1,431,013
ClearBridge Variable Aggressive Growth Portfolio	110,212	76,232	125,737	73,468
Western Asset Variable Core Bond Plus Portfolio	11,067,479	16,584,664	13,741,401	15,563,735
ClearBridge Variable Large Cap Growth Portfolio	4,397,567	7,099,984	6,273,695	2,692,426
Pioneer Variable Contracts Trust
Fund Portfolio	837,973	764,796	1,272,282	391,474
Bond Portfolio	7,425,916	10,050,025	8,015,677	8,584,549
Strategic Income Portfolio	882,806	3,032,026	3,191,900	3,300,055
Equity Income Portfolio	1,797,957	2,752,435	3,027,466	3,066,973
High Yield Portfolio	43,111	154,939	48,468	251,895
Prudential Series Funds
Natural Resources Portfolio	173,775	512,617	1,159,049	839,043
Mid-Cap Growth Portfolio	1,397	13,940	8,894	38,794
PGIM Jennison Focused Blend Portfolio	757	248,105	7,402	12,283
PGIM Jennison Blend Portfolio	809,071	317,163	—	—
Royce Capital Fund
Micro-Cap Portfolio	21,486	157,805	143,381	18,942
Small Cap Portfolio	1,078,348	1,694,138	1,181,409	1,665,521
Alps Fund
Alerian Energy Infrastructure Portfolio	2,610,382	3,328,583	5,797,259	2,897,102
Global Opportunity Portfolio	196,645	409,905	813,678	482,975
American Funds IS
Asset Allocation Fund	11,345,005	24,288,887	23,244,582	16,885,002
Washington Mutual Investors Fund	7,774,614	8,495,405	22,280,144	8,818,775
Ultra-Short Bond Fund	4,474,836	13,998,759	25,550,460	17,300,178
Capital Income Builder Fund	3,472,982	2,527,797	4,228,852	3,491,761
Global Growth Fund	8,523,492	4,774,485	8,190,727	5,222,397
Capital World Growth and Income Fund	1,952,664	3,472,360	7,424,947	2,310,869
Global Small Capitalization Fund	916,854	808,449	3,313,568	1,075,396
Growth Fund	12,294,380	13,923,704	22,853,107	9,860,709
Growth-Income Fund	14,199,028	13,319,797	19,601,857	10,971,861
International Fund	2,485,784	3,566,368	3,691,879	1,503,140
International Growth and Income Fund	1,581,978	1,951,986	5,786,973	1,804,549
New World Fund	3,546,403	7,102,362	8,310,285	3,930,693
U.S. Government Securities Fund	3,551,524	10,515,194	18,374,389	24,378,965
Global Balanced Fund	73,636	47	—	—
The Bond Fd of America Fund	26,072	26	—	—
Invesco Oppenheimer
International Growth Fund	3,963,412	4,984,843	8,752,842	2,419,864

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

T. Rowe Price
Blue Chip Growth Portfolio	9,119,476	12,127,979	13,643,178	8,380,428
Health Sciences Portfolio	7,250,196	4,285,793	6,650,145	4,790,891
Equity Income Portfolio	55,149	19	—	—
Mid-Cap Growth Portfolio	45,635	39	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	893,601	812,643	2,449,183	1,889,096
Fundamental All Cap Core Portfolio	27,023	14,672	77,188	277,507
Select Bond Portfolio	59,686	30,445	16,332	62,255
Strategic Income Opportunities Portfolio	126,506	74,433	243,806	368,539
Federated Hermes
High Income Bond Portfolio	639,313	321,370	1,296,216	658,203
Kaufmann Portfolio	2,868,656	3,174,877	2,610,622	888,399
Managed Volatility Portfolio	16,482	8,074	158,238	96,961
Principal Variable Contracts
Blue Chip Fund	707,936	380,079	671,612	230,091
Equity Income Fund	194,701	80,172	439,226	187,672
Diversified Balance Fund	1,635,164	158,492	438,157	77,009
Diversified Growth Fund	67,288	11,978	25,766	29,799
Diversified Income Fund	30,665	1,115	32,575	684,427

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	240,337	366,960	(126,623)	442,969	650,126	(207,157)
High Income Portfolio	19,759	60,770	(41,011)	9,309	61,094	(51,785)
Equity-Income Portfolio	4,767	30,851	(26,084)	19,162	22,970	(3,808)
Growth Portfolio	8,063	20,076	(12,013)	3,413	13,133	(9,720)
Overseas Portfolio	22,940	38,597	(15,657)	22,171	31,724	(9,553)
Mid Cap Portfolio	119,530	143,845	(24,315)	155,007	192,408	(37,401)
Asset Manager Portfolio	(116)	4,082	(4,198)	519	640	(121)
Investment Grade Bond Portfolio	424,352	188,963	235,389	121,741	58,975	62,766
Index 500 Portfolio	16,108	86,544	(70,436)	15,839	69,194	(53,355)
Contrafund Portfolio	227,065	337,961	(110,896)	270,839	321,607	(50,768)
Asset Manager: Growth Portfolio	2,039	2,508	(469)	1,204	1,541	(337)
Balanced Portfolio	9,646	12,000	(2,354)	1,029	10,977	(9,948)
Growth & Income Portfolio	351	23,402	(23,051)	24,539	10,987	13,552
Growth Opportunities Portfolio	852,540	593,204	259,336	927,671	521,766	405,905
Value Strategies Portfolio	15,212	56,930	(41,718)	17,552	37,530	(19,978)
Strategic Income Portfolio	188,657	252,964	(64,307)	199,183	295,466	(96,283)
Emerging Markets Portfolio	85,984	80,888	5,096	110,387	124,675	(14,288)
Real Estate Portfolio	241,670	335,533	(93,863)	194,934	285,264	(90,330)
Funds Manager 50% Portfolio	42,841	63,131	(20,290)	124,509	154,452	(29,943)
Funds Manager 70% Portfolio	30,421	34,306	(3,885)	21,315	23,305	(1,990)
Funds Manager 85% Portfolio	5,828	18,680	(12,852)	42,179	21,021	21,158
Government Money Market Portfolio Service Class 2	18,517,834	13,391,108	5,126,726	2,355,584	1,597,485	758,099
International Capital Appreciation Portfolio	125,151	75,122	50,029	195,577	50,084	145,493
Energy Portfolio	347	—	347	—	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	90,746	77,125	13,621	179,457	91,264	88,193
Capital Appreciation Fund	4,382	3,808	574	4,253	12,115	(7,862)
International Fund	37,236	54,237	(17,001)	14,755	25,030	(10,275)
Value Fund	764,805	1,024,975	(260,170)	704,343	747,204	(42,861)
Disciplined Core Value Fund	56,098	78,374	(22,276)	157,327	160,767	(3,440)
Inflation Protection Fund	228,172	312,602	(84,430)	556,536	630,915	(74,379)
Large Company Value Fund	10,664	45,560	(34,896)	55,872	16,461	39,411
Mid Cap Value Fund	367,040	512,825	(145,785)	364,940	323,645	41,295
Ultra Fund	190,779	89,980	100,799	120,130	89,944	30,186
MFS Variable Insurance Trust
Research Series	51	1,321	(1,270)	3,825	6,040	(2,215)
Growth Series	2,451	5,008	(2,557)	621	6,548	(5,927)
Investors Trust Series	1,354	7,034	(5,680)	2,615	5,305	(2,690)
New Discovery Series	89,937	88,113	1,824	109,671	75,095	34,576
Corporate Bond Portfolio	140,872	152,923	(12,051)	66,707	155,269	(88,562)
Emerging Markets Equity Portfolio	90,449	91,567	(1,118)	98,453	51,190	47,263
Technology Portfolio	72,927	77,845	(4,918)	92,170	79,307	12,863
Global Tactical Allocation Portfolio	12,012	30,639	(18,627)	12,370	26,127	(13,757)
International Intrinsic Value Portfolio	161,959	154,621	7,338	78,846	128,113	(49,267)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Utilities Series Portfolio	146,324	282,969	(136,645)	442,956	221,542	221,414
Blended Research Core Equity Portfolio	59,698	26,923	32,775	93,060	27,100	65,960
Global Real Estate Portfolio	20,201	23,066	(2,865)	72,823	26,629	46,194
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	409	15,738	(15,329)	7,493	15,352	(7,859)
Mid-Cap Stock Portfolio	3,337	6,084	(2,747)	1,633	14,036	(12,403)
Bond-Debenture Portfolio	254,530	479,008	(224,478)	479,976	515,858	(35,882)
Fundamental Equity Portfolio	11,692	23,167	(11,475)	24,375	29,363	(4,988)
Developing Growth Portfolio	15,066	48,307	(33,241)	36,052	56,247	(20,195)
Short Duration Income Portfolio	421,191	698,651	(277,460)	732,907	1,022,856	(289,949)
Alger Fund
LargeCap Growth Portfolio	18,434	18,854	(420)	14,832	25,208	(10,376)
MidCap Growth Portfolio	11,978	27,304	(15,326)	13,847	18,892	(5,045)
Capital Appreciation Portfolio	16,452	13,490	2,962	2,704	19,424	(16,720)
SmallCap Growth Portfolio	157	1,403	(1,246)	457	1,602	(1,145)
Capital Appreciation Portfolio Class S	143,360	362,324	(218,964)	233,298	248,525	(15,227)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	18,735	33,192	(14,457)	20,646	35,596	(14,950)
S&P 500 Index Portfolio	22,103	19,583	2,520	13,386	50,212	(36,826)
SRI Balanced Portfolio	88,284	98,187	(9,903)	110,446	60,161	50,285
Invesco Variable Insurance Funds
Technology Fund	16,737	9,726	7,011	2,437	10,377	(7,940)
Diversified Dividend Fund	74,687	151,544	(76,857)	309,093	81,646	227,447
Health Care Fund	930	7,427	(6,497)	2,735	4,061	(1,326)
Global Real Estate Fund	721	1,642	(921)	3,329	4,496	(1,167)
International Equity Fund	38,112	37,370	742	4,693	2,588	2,105
Main Street Mid Cap Fund	2,566	4,591	(2,025)	2,256	2,916	(660)
Core Bond Fund	—	—	—	95,588	473,779	(378,191)
Discovery Mid Cap Growth Fund	41,442	54,124	(12,682)	83,769	74,629	9,140
Global Fund	108,989	134,098	(25,109)	154,831	78,369	76,462
Main Street Fund	49,228	148,907	(99,679)	80,025	86,151	(6,126)
Main Street Small Cap Fund	421,981	285,805	136,176	164,406	132,753	31,653
Balanced-Risk Allocation Fund	2,263	5,416	(3,153)	49,202	22,061	27,141
Core Plus Bond Fund	80,957	124,078	(43,121)	566,992	83,408	483,584
Equity and Income Fund	139,082	198,892	(59,810)	388,926	182,599	206,327
Small Cap Equity Fund	182,560	81,744	100,816	207,765	75,023	132,742
Equally Weighted S&P 500 Fund	326,523	215,473	111,050	557,749	277,536	280,213
Growth and Income Fund	1,677	6,215	(4,538)	1,322	4,137	(2,815)
American Value Fund	402	1,210	(808)	1,747	1,777	(30)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	8,535	21,457	(12,922)	7,397	22,091	(14,694)
Small Cap Core Portfolio	4,007	10,539	(6,532)	4,534	15,845	(11,311)
Rydex Variable Trust
Nova Fund	8,104	6,848	1,256	3,760	11,971	(8,211)
NASDAQ-100 Fund	17,809	9,848	7,961	1,578	14,154	(12,576)
U.S. Government Money Market Fund	634	7,342	(6,708)	52,225	36,528	15,697
Inverse S&P 500 Strategy Fund	18,688	123,387	(104,699)	261,155	1,525,075	(1,263,920)
Inverse NASDAQ-100 Strategy Fund	72,580	116,977	(44,397)	821,072	745,243	75,829
Inverse Government Long Bond Strategy Fund	294	3,288	(2,994)	21,422	19,329	2,093
Government Long Bond 1.2x Strategy	102	72	30	85	67	18
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	12,956	28,737	(15,781)	10,052	47,685	(37,633)
S&P 500 Pure Growth Fund	173,789	221,971	(48,182)	210,069	89,423	120,646
S&P MidCap 400 Pure Growth Fund	5,649	18,272	(12,623)	6,797	10,707	(3,910)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	20,869	6,785	14,084	2,506	12,152	(9,646)
Multi-Hedge Strategies Fund	19,275	45,270	(25,995)	22,811	31,344	(8,533)
Global Managed Futures Strategy Fund	25,213	120,544	(95,331)	198,900	96,381	102,519
Small Cap Value Fund	42,437	68,347	(25,910)	125,782	91,321	34,461
ProFunds VP
Profund Access VP High Yield Fund	2,548	2,687	(139)	5,805	5,950	(145)
Asia 30	36	223	(187)	565	1,249	(684)
Banks	16,073	7,170	8,903	4,232	10,159	(5,927)
Materials	605	751	(146)	1,808	2,015	(207)
Bear	—	1,010	(1,010)	396	38	358
Biotechnology	3,479	4,144	(665)	3,765	4,551	(786)
Bull	17,870	15,043	2,827	7,876	17,267	(9,391)
Consumer Staples	1,823	4,673	(2,850)	3,761	4,036	(275)
Consumer Discretionary	795	570	225	1,034	2,064	(1,030)
Dow 30	3,124	1,266	1,858	3,717	725	2,992
Emerging Markets	14,924	9,704	5,220	4,952	5,633	(681)
Europe 30	1,479	1,807	(328)	1,486	1,736	(250)
Falling U.S. Dollar	10,505	10,906	(401)	4,203	4,174	29
Financials	109	312	(203)	312	1,139	(827)
Health Care	3,794	5,008	(1,214)	12,257	7,855	4,402
Industrials	5,190	3,155	2,035	2,226	3,249	(1,023)
International	—	506	(506)	—	609	(609)
Internet	3,263	4,938	(1,675)	3,490	3,608	(118)
Japan	—	699	(699)	500	903	(403)
Large-Cap Growth	6,060	6,456	(396)	3,313	14,812	(11,499)
Large-Cap Value	29,908	34,518	(4,610)	33,723	23,843	9,880
Mid-Cap	301	1,599	(1,298)	1,432	1,789	(357)
Mid-Cap Growth	1,038	2,804	(1,766)	1,310	1,171	139
Mid-Cap Value	801	2,184	(1,383)	1,766	1,229	537
Government Money Market	146,515	249,053	(102,538)	302,612	185,081	117,531
Energy	25,649	19,811	5,838	22,157	34,850	(12,693)
NASDAQ-100	3,562	4,919	(1,357)	3,779	7,595	(3,816)
Pharmaceuticals	271	36	235	611	954	(343)
Precious Metals	61,425	62,241	(816)	91,665	101,224	(9,559)
Real Estate	1,015	1,367	(352)	6,500	11,524	(5,024)
Rising Rates Opportunity	1,792	3,336	(1,544)	2	1,191	(1,189)
Semiconductor	4,756	5,223	(467)	4,243	4,549	(306)
Short Dow 30	—	194	(194)	2,052	2,020	32
Short Emerging Markets	—	—	—	—	—	—
Short International	—	17	(17)	1,657	1,649	8
Short Mid-Cap	—	—	—	2,099	2,066	33
Short NASDAQ-100	—	—	—	—	—	—
Short Small-Cap	1	142	(141)	—	50	(50)
Small-Cap	362	1,308	(946)	1,928	2,632	(704)
Small-Cap Growth	1,497	1,828	(331)	500	1,453	(953)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small-Cap Value	11,467	11,845	(378)	335	931	(596)
Technology	3,299	5,612	(2,313)	3,126	4,568	(1,442)
Communication Services	27	223	(196)	91	155	(64)
U.S. Government Plus	396	153	243	7,269	19,275	(12,006)
UltraBull	3,295	3,213	82	4,086	10,963	(6,877)
UltraMid-Cap	3,781	3,684	97	6,064	15,320	(9,256)
UltraNASDAQ-100	1,048	1,270	(222)	2,680	5,501	(2,821)
UltraShort Dow 30	—	906	(906)	—	2,882	(2,882)
UltraShort NASDAQ-100	1	5,291	(5,290)	—	27,978	(27,978)
UltraSmall-Cap	4,773	4,290	483	6,668	18,921	(12,253)
Utilities	493	3,146	(2,653)	11,799	5,437	6,362
VanEck Worldwide Insurance Trust
Global Resources Fund	146,839	262,914	(116,075)	332,867	193,485	139,382
Emerging Markets Fund	5,142	9,588	(4,446)	2,278	6,873	(4,595)
Emerging Markets Bond Fund	24,935	23,592	1,343	9,203	10,919	(1,716)
Janus Henderson Series
Global Technology and Innovation Portfolio	146,196	82,717	63,479	114,207	110,383	3,824
Overseas Portfolio	62,212	37,718	24,494	34,345	36,280	(1,935)
Research Portfolio	112	3,073	(2,961)	1,375	3,136	(1,761)
Enterprise Services Portfolio	388,413	310,468	77,945	236,031	211,747	24,284
Global Research Portfolio	19,864	38,684	(18,820)	48,694	29,044	19,650
Mid Cap Value Portfolio	34,457	39,211	(4,754)	99,048	78,212	20,836
Balanced Portfolio	557,360	952,458	(395,098)	933,164	718,877	214,287
Flexible Bond Portfolio	90,493	148,852	(58,359)	107,480	301,546	(194,066)
PIMCO Variable Insurance Trust
Total Return Portfolio	416,692	719,699	(303,007)	459,478	1,027,128	(567,650)
Low Duration Portfolio	692,081	996,778	(304,697)	748,901	1,236,412	(487,511)
High Yield Portfolio	835,101	704,034	131,067	617,310	628,500	(11,190)
Real Return Portfolio	407,001	742,785	(335,784)	649,865	728,227	(78,362)
All Asset Portfolio	21,701	49,474	(27,773)	84,617	101,794	(17,177)
Global Managed Asset Allocation Portfolio	6,284	4,616	1,668	3,377	10,386	(7,009)
Short-Term Portfolio	1,869,237	3,224,922	(1,355,685)	3,792,873	2,483,581	1,309,292
Emerging Markets Bond Portfolio	6,942	30,801	(23,859)	20,923	24,541	(3,618)
Global Bond Opportunities Portfolio	518	4,129	(3,611)	7,316	5,728	1,588
Commodity Real Return Strategy Portfolio	330,539	410,567	(80,028)	546,772	491,904	54,868
International Bond (USD-Hedged) Portfolio	37,123	36,604	519	54,852	51,375	3,477
Dynamic Bond Adv Portfolio	74,933	94,340	(19,407)	65,710	93,656	(27,946)
Income Advisor Portfolio	545,414	697,275	(151,861)	347,928	473,060	(125,132)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	13,945	19,755	(5,810)	21,143	31,829	(10,686)
Large Cap Value Fund	912	19,846	(18,934)	13,093	14,969	(1,876)
Mid Cap Value Fund	5,842	23,095	(17,253)	4,465	20,996	(16,531)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	6,202	8,855	(2,653)	964	7,432	(6,468)
AMT Mid Cap Intrinsic Value Portfolio	366	9,060	(8,694)	6,767	13,879	(7,112)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	14,369	18,171	(3,802)	4,503	12,134	(7,631)
Sustainable U.S. Equity Portfolio	42	75	(33)	15	1	14
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	738	1,122	(384)	1,238	1,580	(342)
Emerging Markets Equity Portfolio	10,535	11,763	(1,228)	11,033	12,607	(1,574)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Discovery Portfolio	40	503	(463)	147	163	(16)
U.S. Real Estate Portfolio	1,243	2,351	(1,108)	1,385	1,678	(293)
Northern Lights Variable Trust
Power Dividend Index Fund	5,236	6,082	(846)	954	3,826	(2,872)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	7,764	20,648	(12,884)	10,243	32,598	(22,355)
Small Cap Growth Portfolio	1,196	1,211	(15)	226	1	225
Discovery Value Portfolio	85,215	90,683	(5,468)	132,909	96,230	36,679
BlackRock Variable Series Fund, Inc.
Basic Value Fund	37,274	76,703	(39,429)	87,310	37,873	49,437
Capital Appreciation Fund	430	3,814	(3,384)	1,040	16,105	(15,065)
Equity Dividend Fund	163,745	488,209	(324,464)	296,502	273,145	23,357
Global Allocation Fund	86,102	194,316	(108,214)	58,567	181,372	(122,805)
Advantage Large Cap Core Fund	1,975	4,512	(2,537)	2,800	4,083	(1,283)
Large Cap Focus Growth Fund	125,992	148,086	(22,094)	125,938	121,798	4,140
60/40 Target Allocation ETF Fund	66,288	158,295	(92,007)	160,306	145,299	15,007
Total Return Fund	19,756	7,820	11,936	6,769	14,202	(7,433)
S&P 500 Fund	3,446	9,297	(5,851)	2,804	8,688	(5,884)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	252,005	168,747	83,258	143,429	83,363	60,066
Dividend Opportunity Portfolio	121,547	211,716	(90,169)	369,225	135,213	234,012
Emerging Markets Bond Portfolio	41,268	105,009	(63,741)	22,265	82,558	(60,293)
High Yield Portfolio	217,787	94,696	123,091	70,284	160,674	(90,390)
Select Large-Cap Value Portfolio	760,244	401,803	358,441	285,615	105,629	179,986
Seligman Global Tech Portfolio	303,030	171,870	131,160	240,186	202,825	37,361
US Government Mortgage Portfolio	7,812	25,294	(17,482)	49,170	171,504	(122,334)
Strategic Income Portfolio	72,058	38,857	33,201	112,577	108,178	4,399
Emerging Markets Portfolio	13,672	603	13,069	13,432	6,395	7,037
Select Mid Cap Value Portfolio	9,820	—	9,820	—	—	—
Small Cap Value Portfolio	6,827	—	6,827	—	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	402,667	368,058	34,609	467,758	419,352	48,406
Small Cap Index Portfolio	82,657	99,612	(16,955)	97,205	78,698	18,507
Alternative Asset Allocation Portfolio	14,450	27,875	(13,425)	29,705	26,266	3,439
Global Small Cap Portfolio	1,570	6,053	(4,483)	1,598	3,868	(2,270)
Small Mid Cap Value Portfolio	22,171	52,611	(30,440)	6,196	50,917	(44,721)
CROCI US Portfolio	154	365	(211)	119	597	(478)
High Income Portfolio	58,839	40,029	18,810	42,315	21,782	20,533
Eaton Vance Variable Trust
Floating Rate Income Portfolio	469,818	496,094	(26,276)	1,149,414	1,142,039	7,375
Delaware Variable Insurance Portfolios
Total Return Portfolio	942	4,141	(3,199)	1	4,098	(4,097)
International Portfolio	1,417	12,665	(11,248)	8,779	10,749	(1,970)
Opportunity Portfolio	44,262	159,147	(114,885)	18,533	96,283	(77,750)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	10,987	61,437	(50,450)	4,548	64,827	(60,279)
Income Fund	375,297	496,592	(121,295)	539,896	375,348	164,548
Global Bond Fund	462,071	863,632	(401,561)	265,267	630,690	(365,423)
Foreign Fund	597,878	1,015,507	(417,629)	404,144	467,301	(63,157)
Developing Markets Fund	11,747	40,752	(29,005)	52,192	32,427	19,765
Mutual Global Discovery Fund	30,935	80,493	(49,558)	9,938	79,043	(69,105)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rising Dividends Fund	238,084	271,872	(33,788)	220,618	186,467	34,151
DynaTech 2 Fund	304,766	164,084	140,682	395,236	192,305	202,931
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	29	31,199	(31,170)
Global Real Estate Fund	—	—	—	—	—	—
VolSmart Allocation Fund	6,972	—	6,972	—	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	7,614	46,044	(38,430)	8,373	33,475	(25,102)
Balanced Portfolio	5,289	41,388	(36,099)	4,636	41,864	(37,228)
Global Equity Portfolio	4,152	5,675	(1,523)	1,337	8,406	(7,069)
Energy Portfolio	55,689	103,405	(47,716)	6,333	112,833	(106,500)
Global Bond Portfolio	—	—	—	3,720	49,248	(45,528)
Natural Resources Portfolio	6,627	15,082	(8,455)	1,473	34,163	(32,690)
Growth Portfolio	2,640	30,741	(28,101)	7,705	31,108	(23,403)
High Income Portfolio	102,974	173,761	(70,787)	43,151	170,639	(127,488)
International Core Equity Portfolio	23,769	108,466	(84,697)	30,149	91,331	(61,182)
Global Growth Portfolio	541	8,706	(8,165)	524	7,216	(6,692)
Mid Cap Growth Portfolio	21,347	86,640	(65,293)	34,321	94,784	(60,463)
Science and Technology Portfolio	21,418	84,642	(63,224)	46,945	74,825	(27,880)
Small Cap Growth Portfolio	17,615	45,288	(27,673)	17,031	53,943	(36,912)
SMID Cap Core Portfolio	30,901	110,952	(80,051)	28,829	88,090	(59,261)
Lazard Retirement Series, Inc.
International Equity Portfolio	10,701	9,781	920	17,241	8,507	8,734
Global Dynamic Multi Asset Portfolio	7,180	28,087	(20,907)	3,713	14,723	(11,010)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	106,649	59,538	47,111	62,040	63,639	(1,599)
ClearBridge Variable Mid Cap Portfolio	153,556	128,545	25,011	326,675	218,813	107,862
ClearBridge Variable Dividend Strategy Portfolio	137,423	361,186	(223,763)	215,366	312,460	(97,094)
ClearBridge Variable Small Cap Growth Portfolio	197,305	74,354	122,951	151,722	71,504	80,218
ClearBridge Variable Aggressive Growth Portfolio	3,251	6,257	(3,006)	2,261	5,466	(3,205)
Western Asset Variable Core Bond Plus Portfolio	1,651,999	2,360,203	(708,204)	1,330,663	1,537,819	(207,156)
ClearBridge Variable Large Cap Growth Portfolio	443,637	563,831	(120,194)	355,675	166,109	189,566
Pioneer Variable Contracts Trust
Fund Portfolio	25,002	20,409	4,593	37,917	14,495	23,422
Bond Portfolio	1,033,820	1,356,386	(322,566)	579,974	736,059	(156,085)
Strategic Income Portfolio	191,556	404,679	(213,123)	220,446	283,376	(62,930)
Equity Income Portfolio	69,666	146,608	(76,942)	75,727	131,295	(55,568)
High Yield Portfolio	11,179	21,520	(10,341)	794	18,471	(17,677)
Prudential Series Funds
Natural Resources Portfolio	16,800	45,315	(28,515)	114,139	85,371	28,768
Mid-Cap Growth Portfolio	143	574	(431)	366	1,634	(1,268)
PGIM Jennison Focused Blend Portfolio	40	18,205	(18,165)	319	264	55
PGIM Jennison Blend Portfolio	17,708	3	17,705	—	—	—
Royce Capital Fund
Micro-Cap Portfolio	763	10,027	(9,264)	3,162	1,143	2,019
Small Cap Portfolio	47,023	115,996	(68,973)	80,853	110,485	(29,632)
Alps Fund
Alerian Energy Infrastructure Portfolio	254,791	326,098	(71,307)	558,947	275,874	283,073
Global Opportunity Portfolio	17,500	31,085	(13,585)	29,925	32,415	(2,490)
American Funds IS
Asset Allocation Fund	444,484	1,658,766	(1,214,282)	786,835	1,082,534	(295,699)
Washington Mutual Investors Fund	464,359	528,347	(63,988)	691,833	512,857	178,976

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Ultra-Short Bond Fund	695,882	1,776,117	(1,080,235)	2,763,291	1,849,830	913,461
Capital Income Builder Fund	252,094	196,893	55,201	312,463	275,883	36,580
Global Growth Fund	410,421	300,548	109,873	349,494	323,967	25,527
Capital World Growth and Income Fund	129,080	229,711	(100,631)	228,511	154,493	74,018
Global Small Capitalization Fund	64,565	58,930	5,635	101,636	79,885	21,751
Growth Fund	530,429	586,987	(56,558)	774,390	463,424	310,966
Growth-Income Fund	549,220	642,846	(93,626)	799,180	591,574	207,606
International Fund	168,693	266,254	(97,561)	205,299	136,597	68,702
International Growth and Income Fund	134,265	177,725	(43,460)	187,630	175,197	12,433
New World Fund	425,715	696,197	(270,482)	448,131	315,047	133,084
U.S. Government Securities Fund	422,538	1,178,565	(756,027)	1,765,459	2,380,861	(615,402)
Global Balanced Fund	6,917	—	6,917	—	—	—
The Bond Fd of America Fund	2,457	—	2,457	—	—	—
Invesco Oppenheimer
International Growth Fund	525,985	575,882	(49,897)	492,535	211,507	281,028
T. Rowe Price
Blue Chip Growth Portfolio	842,267	883,440	(41,173)	795,020	478,525	316,495
Health Sciences Portfolio	492,618	340,114	152,504	459,045	323,802	135,243
Equity Income Portfolio	4,903	—	4,903	—	—	—
Mid-Cap Growth Portfolio	3,880	—	3,880	—	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	69,408	74,313	(4,905)	146,836	149,191	(2,355)
Fundamental All Cap Core Portfolio	37	725	(688)	3,759	19,088	(15,329)
Select Bond Portfolio	3,265	804	2,461	485	5,534	(5,049)
Strategic Income Opportunities Portfolio	18,271	14,059	4,212	22,712	35,923	(13,211)
Federated Hermes
High Income Bond Portfolio	57,704	32,748	24,956	116,280	61,826	54,454
Kaufmann Portfolio	305,817	311,482	(5,665)	196,270	83,245	113,025
Managed Volatility Portfolio	1,118	409	709	6,590	8,154	(1,564)
Principal Variable Contracts
Blue Chip Fund	71,604	36,066	35,538	70,548	28,625	41,923
Equity Income Fund	14,526	4,837	9,689	38,222	19,664	18,558
Diversified Balance Fund	154,615	8,781	145,834	40,855	7,955	32,900
Diversified Growth Fund	4,537	499	4,038	345	2,850	(2,505)
Diversified Income Fund	2,966	19	2,947	3,024	72,289	(69,265)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2023	788,167	$7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%

High Income Portfolio
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%

Equity-Income Portfolio
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%

Growth Portfolio
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Overseas Portfolio
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%

Mid Cap Portfolio
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%

Asset Manager Portfolio
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%

Investment Grade Bond Portfolio
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%

Index 500 Portfolio
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%

Contrafund Portfolio
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%

Asset Manager: Growth Portfolio
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Balanced Portfolio
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%

Growth & Income Portfolio
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%

Growth Opportunities Portfolio
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.8% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%

Value Strategies Portfolio
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%

Strategic Income Portfolio
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%

Emerging Markets Portfolio
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%

Real Estate Portfolio
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 50% Portfolio
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%

Funds Manager 70% Portfolio
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%

Funds Manager 85% Portfolio
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%

Government Money Market Portfolio Service Class 2
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%

International Capital Appreciation Portfolio
2023	397,406	-	$5,284,010	0.17%	1.15% to 1.65%	n/a
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

Energy Portfolio
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

American Century Variable
Portfolios, Inc.
Balanced Fund
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%

Capital Appreciation Fund
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

International Fund
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%

Value Fund
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%

Disciplined Core Value Fund
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%

Inflation Protection Fund
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%

Large Company Value Fund
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%

Mid Cap Value Fund
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%

Ultra Fund
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

MFS Variable Insurance Trust
Research Series
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%

Growth Series
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%

Investors Trust Series
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%

New Discovery Series
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%

Corporate Bond Portfolio
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%

Emerging Markets Equity Portfolio
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%

Technology Portfolio
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Global Tactical Allocation Portfolio
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%

International Intrinsic Value Portfolio
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%

Utilities Series Portfolio
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%

Blended Research Core Equity Portfolio
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%

Global Real Estate Portfolio
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%

Mid-Cap Stock Portfolio
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Opportunities Portfolio
2019	—	-	$0	1.92%	0.95% to 1.40%	n/a

Bond-Debenture Portfolio
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%

Fundamental Equity Portfolio
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%

Developing Growth Portfolio
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%

Short Duration Income Portfolio
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%

Alger Fund
LargeCap Growth Portfolio
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%

MidCap Growth Portfolio
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%

SmallCap Growth Portfolio
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%

Capital Appreciation Portfolio Class S
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%

S&P 500 Index Portfolio
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%

SRI Balanced Portfolio
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%

Invesco Variable Insurance Funds
Technology Fund
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%

Diversified Dividend Fund
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%

Health Care Fund
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%

Global Real Estate Fund
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%

International Equity Fund
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%

Main Street Mid Cap Fund
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%

Discovery Mid Cap Growth Fund
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Multi-Alternatives Fund
2019	—	-	$0	1.96%	1.15% to 1.35%	n/a

Global Fund
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%

Main Street Fund
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%

Main Street Small Cap Fund
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%

Balanced-Risk Allocation Fund
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	—%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth and Income Fund
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%

American Value Fund
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%

Small Cap Core Portfolio
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%

Rydex Variable Trust
Nova Fund
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%

NASDAQ-100 Fund
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
U.S. Government Money Market Fund
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%

Inverse S&P 500 Strategy Fund
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%

Inverse NASDAQ-100 Strategy Fund
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%

Inverse Government Long Bond Strategy Fund
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%

Government Long Bond 1.2x Strategy
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%

Rydex Variable Insurance Funds
Biotechnology Fund
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%

S&P 500 Pure Growth Fund
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
S&P MidCap 400 Pure Growth Fund
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%

Multi-Hedge Strategies Fund
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%

Global Managed Futures Strategy Fund
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%

Small Cap Value Fund
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%

ProFunds VP
Profund Access VP High Yield Fund
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%

Asia 30
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Banks
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%

Materials
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%

Bear
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%

Biotechnology
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%

Bull
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%

Consumer Staples
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%

Consumer Discretionary
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%

Dow 30
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%

Emerging Markets
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%

Europe 30
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%

Falling U.S. Dollar
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%

Financials
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%

Health Care
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%

Industrials
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%

International
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Internet
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%

Japan
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%

Large-Cap Growth
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%

Large-Cap Value
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%

Mid-Cap
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%

Mid-Cap Growth
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%

Mid-Cap Value
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Government Money Market
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%

Energy
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%

NASDAQ-100
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%

Pharmaceuticals
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%

Precious Metals
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%

Real Estate
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%

Rising Rates Opportunity
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Semiconductor
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%

Short Dow 30
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%

Short Emerging Markets
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	-	$0	0.00%	1.30% to 1.90%	n/a
2020	—	-	$0	0.00%	1.30% to 1.90%	n/a
2019	—	-	$0	0.00%	1.30% to 1.90%	n/a

Short International
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%

Short Mid-Cap
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%

Short NASDAQ-100
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%

Short Small-Cap
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Small-Cap
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%

Small-Cap Growth
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%

Small-Cap Value
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%

Technology
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%

Communication Services
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%

U.S. Government Plus
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%

UltraBull
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraMid-Cap
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%

UltraNASDAQ-100
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%

UltraShort Dow30
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%

UltraShort NASDAQ-100
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%

UltraSmall-Cap
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%

Utilities
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%

VanEck Worldwide Insurance Trust
Global Resources Fund
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Fund
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%

Emerging Markets Bond Fund
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%

Janus Henderson Series
Global Technology and Innovation Portfolio
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%

Overseas Portfolio
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%

Research Portfolio
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%

Enterprise Services Portfolio
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%

Global Research Portfolio
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Value Portfolio
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%

Balanced Portfolio
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%

Flexible Bond Portfolio
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%

GI Unconstrained Bond Portfolio
2019	—	-	$0	1.29%	1.15% to 1.35%	n/a

PIMCO Variable Insurance Trust
Total Return Portfolio
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%

Low Duration Portfolio
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%

High Yield Portfolio
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%

Real Return Portfolio
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
All Asset Portfolio
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%

Global Managed Asset Allocation Portfolio
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%

Short-Term Portfolio
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%

Emerging Markets Bond Portfolio
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%

Global Bond Opportunities Portfolio
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%

Commodity Real Return Strategy Portfolio
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%

International Bond (USD-Hedged) Portfolio
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dynamic Bond Adv Portfolio
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%

Income Advisor Portfolio
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%

Large Cap Value Fund
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%

Mid Cap Value Fund
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%

Mid-Cap Growth Portfolio
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%

AMT Mid Cap Intrinsic Value Portfolio
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
BNY Mellon Variable Investment Fund
Appreciation Portfolio
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%

International Value Portfolio
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%

Sustainable U.S. Equity Portfolio
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%

Emerging Markets Equity Portfolio
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%

Discovery Portfolio
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%

U.S. Real Estate Portfolio
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Power Dividend Index Fund
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%

AB Variable Products Series
Real Estate Investment Portfolio
2019	—	-	$0	2.22%	1.15% to 1.35%	n/a

Dynamic Asset Allocation Portfolio
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%

Small Cap Growth Portfolio
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%

Discovery Value Portfolio
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%

Capital Appreciation Fund
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%

Equity Dividend Fund
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Allocation Fund
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%

Advantage Large Cap Core Fund
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%

Large Cap Focus Growth Fund
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%

60/40 Target Allocation ETF Fund
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%

Total Return Fund
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%

S&P 500 Fund
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dividend Opportunity Portfolio
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%

Emerging Markets Bond Portfolio
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%

High Yield Portfolio
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%

Select Large-Cap Value Portfolio
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%

Seligman Global Tech Portfolio
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%

US Government Mortgage Portfolio
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%

Strategic Income Portfolio
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Portfolio
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%

Small Cap Index Portfolio
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%

Alternative Asset Allocation Portfolio
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%

Global Small Cap Growth Portfolio
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%

Small Mid Cap Value Portfolio
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
CROCI US Portfolio
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%

High Income Portfolio
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%

Delaware Variable Insurance Portfolios
Total Return Portfolio
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%

International Portfolio
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%

Opportunity Portfolio
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%

Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Income Fund
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%

Global Bond Fund
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%

Foreign Fund
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%

Developing Markets Fund
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%

Mutual Global Discovery Fund
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%

Rising Dividends Fund
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%

DynaTech 2 Fund
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%

Global Real Estate Fund
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%

Balanced Portfolio
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%

Global Equity Portfolio
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%

Energy Portfolio
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%

Natural Resources Portfolio
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Growth Portfolio
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%

High Income Portfolio
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%

International Core Equity Portfolio
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%

Global Growth Portfolio
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%

Mid Cap Growth Portfolio
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%

Science and Technology Portfolio
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%

Small Cap Growth Portfolio
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
SMID Cap Core Portfolio
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%

Lazard Retirement Series, Inc.
International Equity Portfolio
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%

Global Dynamic Multi Asset Portfolio
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%

ClearBridge Variable Mid Cap Portfolio
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%

ClearBridge Variable Dividend Strategy Portfolio
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%

ClearBridge Variable Small Cap Growth Portfolio
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
ClearBridge Variable Aggressive Growth Portfolio
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%

Western Asset Variable Core Bond Plus Portfolio
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%

ClearBridge Variable Large Cap Growth Portfolio
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%

Pioneer Variable Contracts Trust
Fund Portfolio
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%

Bond Portfolio
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%

Strategic Income Portfolio
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%

Equity Income Portfolio
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
High Yield Portfolio
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%

Prudential Series Funds
PGIM Jennison Blend Portfolio
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%

Natural Resources Portfolio
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%

Mid-Cap Growth Portfolio
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%

Royce Capital Fund
Micro-Cap Portfolio
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%

Small Cap Portfolio
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%

Alps Fund
Alerian Energy Infrastructure Portfolio
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%

Global Opportunity Portfolio
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%

American Funds IS
Asset Allocation Fund
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%

Washington Mutual Investors Fund
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%

Ultra-Short Bond Fund
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%

Capital Income Builder Fund
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%

Global Growth Fund
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%

Capital World Growth and Income Fund
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%

Global Small Capitalization Fund
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%

Growth Fund
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%

Growth-Income Fund
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%

International Fund
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%

International Growth and Income Fund
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%

New World Fund
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%

U.S. Government Securities Fund
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Balanced Fund
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

Invesco Oppenheimer
International Equity Fund
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%

T. Rowe Price
Blue Chip Growth Portfolio
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%

Health Sciences Portfolio
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%

Equity Income Portfolio
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%

Fundamental All Cap Core Portfolio
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%

Select Bond Portfolio
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%

Strategic Income Opportunities Portfolio
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%

Federated Hermes
High Income Bond Portfolio
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

Midland National Life Insurance Company
Separate Account C
Financial Statements
September 30, 2024
(Unaudited)

Midland National Life Insurance Company
Separate Account C (Unaudited)
Index
Page(s)
Financial Statements
Statements of Net Assets    1–8
Statements of Operations    9–16
Statements of Changes in Net Assets    17–24
Note to Financial Statements    25–33

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	7,369,190	$7,369,190	$7,369,190
High Income Portfolio	820,027	4,004,182	3,912,819
Equity-Income Portfolio	234,765	5,389,865	6,735,071
Growth Portfolio	84,954	7,173,996	9,884,699
Overseas Portfolio	171,691	4,103,562	5,010,149
Mid Cap Portfolio	484,372	17,444,995	19,503,212
Asset Manager Portfolio	48,601	722,671	822,407
Investment Grade Bond Portfolio	508,115	5,708,160	5,752,970
Index 500 Portfolio	42,542	12,521,282	23,650,934
Contrafund Portfolio	890,631	40,446,514	54,033,808
Asset Manager: Growth Portfolio	33,858	652,649	804,125
Balanced Portfolio	172,418	3,497,629	4,178,857
Growth & Income Portfolio	59,476	1,359,918	1,914,675
Growth Opportunities Portfolio	656,419	36,138,624	49,273,315
Value Strategies Portfolio	147,028	2,180,146	2,693,554
Strategic Income Portfolio	1,358,981	14,979,789	15,016,741
Emerging Markets Portfolio	411,673	5,235,207	5,191,199
Real Estate Portfolio	829,596	14,918,517	15,870,175
Funds Manager 50% Portfolio	538,122	6,522,479	6,721,140
Funds Manager 70% Portfolio	386,465	4,896,241	5,275,251
Funds Manager 85% Portfolio	174,790	2,114,787	2,410,348
Government Money Market Portfolio Service Class 2	94,008,386	94,008,386	94,008,386
International Capital Appreciation Portfolio	244,873	4,699,277	5,832,887
Energy Portfolio	18,388	496,526	477,348
Lincoln VIP American Century
Balanced Fund	667,096	5,206,772	5,729,720
Capital Appreciation Fund	109,441	1,573,324	1,762,757
International Fund	227,201	2,454,154	2,648,838
Value Fund	6,031,181	70,004,323	77,674,911
Disciplined Core Value Fund	659,003	5,629,606	5,804,127
Inflation Protection Fund	674,610	6,677,729	6,587,562
Large Company Value Fund	35,982	648,959	725,467
Mid Cap Value Fund	1,708,228	34,947,767	35,874,493
Ultra Fund	460,971	10,618,223	12,773,975
MFS Variable Insurance Trust
Research Series	11,595	398,724	402,354
Growth Series	27,824	1,763,669	1,904,935
Investors Trust Series	7,951	269,346	311,240
New Discovery Series	604,147	6,883,375	6,679,087
Corporate Bond Portfolio	522,409	5,225,311	4,989,004
Emerging Markets Equity Portfolio	379,751	5,346,844	5,392,463
Technology Portfolio	358,057	9,846,994	12,732,524
Global Tactical Allocation Portfolio	64,445	915,595	920,922
International Intrinsic Value Portfolio	479,399	14,251,809	15,096,276
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	406,063	13,818,370	14,687,301
Blended Research Core Equity Portfolio	112,698	6,443,324	6,959,087
Global Real Estate Portfolio	63,756	1,053,286	1,086,408
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	36,028	1,296,641	1,551,358
Mid-Cap Stock Portfolio	54,410	1,401,136	1,626,331
Bond-Debenture Portfolio	2,175,674	25,604,325	24,149,975
Fundamental Equity Portfolio	110,200	1,961,263	2,165,437
Developing Growth Portfolio	134,789	4,969,347	3,908,873
Short Duration Income Portfolio	1,177,869	15,885,828	16,089,690
Alger Fund
LargeCap Growth Portfolio	58,652	3,986,283	4,706,807
MidCap Growth Portfolio	188,205	4,011,444	3,624,828
Capital Appreciation Portfolio	36,228	2,947,432	3,792,348
SmallCap Growth Portfolio	31,312	717,009	567,060
Capital Appreciation Portfolio Class S	446,189	34,267,058	41,433,133
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	86,091	2,418,243	2,452,730
SRI Balanced Portfolio	2,715,648	6,517,539	7,522,344
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	7,269	1,167,338	1,531,509
Invesco Variable Insurance Funds
Technology Fund	52,079	925,586	1,166,567
Diversified Dividend Fund	120,232	3,052,069	3,287,733
Health Care Fund	27,764	776,074	837,076
Global Real Estate Fund	4,723	70,813	70,427
International Equity Fund	5,877	193,877	213,685
Main Street Mid Cap Fund	17,633	171,096	189,377
Discovery Mid Cap Growth Fund	95,216	6,177,943	6,130,006
Global Fund	169,418	6,166,052	7,047,802
Main Street Fund	439,061	8,263,018	9,501,289
Main Street Small Cap Fund	363,744	8,891,531	10,752,263
Balanced-Risk Allocation Fund	55,372	488,848	512,193
Core Plus Bond Fund	670,419	3,844,375	4,015,810
Equity and Income Fund	266,098	4,414,923	4,869,679
Small Cap Equity Fund	263,089	4,085,763	4,704,024
Equally Weighted S&P 500 Fund	272,135	6,907,665	7,861,990
Growth and Income Fund	20,624	391,152	447,947
American Value Fund	5,144	75,519	86,626
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	118,283	1,302,615	1,224,586
Small Cap Core Portfolio	90,814	1,841,635	2,022,438
Rydex Variable Trust
Nova Fund	3,574	418,533	743,975
NASDAQ-100 Fund	15,265	870,149	1,257,527
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
U.S. Government Money Market Fund	310,522	310,523	310,522
Inverse S&P 500 Strategy Fund	641	30,675	14,687
Inverse NASDAQ-100 Strategy Fund	1,742	34,560	23,280
Inverse Government Long Bond Strategy Fund	19	1,749	1,980
Government Long Bond 1.2x Strategy	3,313	130,388	69,047
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	34,365	3,222,082	2,801,786
S&P 500 Pure Growth Fund	87,717	3,999,350	4,668,312
S&P MidCap 400 Pure Growth Fund	27,955	993,853	1,087,714
Guggenheim Variable Insurance Funds
Long Short Equity Fund	—	—	—
Multi-Hedge Strategies Fund	40,446	1,055,420	995,773
Global Managed Futures Strategy Fund	19,607	339,973	318,815
Small Cap Value Fund	107,591	4,624,808	4,747,998
ProFunds VP
Profund Access VP High Yield Fund	1,015	26,691	25,854
Asia 30	1,484	85,584	62,522
Banks	3,532	96,501	109,597
Materials	568	44,501	54,484
Bear	457	7,379	5,064
Biotechnology	4,607	260,851	206,074
Bull	9,545	534,553	548,385
Consumer Staples	2,072	85,242	69,463
Consumer Discretionary	1,271	85,302	84,273
Dow 30	11,810	248,581	265,008
Emerging Markets	2,112	56,988	68,704
Europe 30	1,615	39,748	44,315
Falling U.S. Dollar	1,335	20,217	19,811
Financials	615	28,652	30,624
Health Care	1,909	133,660	137,338
Industrials	1,612	137,546	146,802
International	561	10,773	12,347
Internet	9,134	179,319	212,733
Japan	682	36,700	44,763
Large-Cap Growth	12,303	702,454	789,260
Large-Cap Value	8,282	373,137	415,744
Mid-Cap	4,808	87,703	87,023
Mid-Cap Growth	5,055	203,282	204,073
Mid-Cap Value	1,958	81,957	85,261
Government Money Market	2,259,120	2,259,119	2,259,120
Energy	5,058	188,194	211,412
NASDAQ-100	4,580	243,252	276,240
Pharmaceuticals	1,554	54,972	50,844
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Precious Metals	10,815	288,119	331,152
Real Estate	1,221	66,544	62,467
Rising Rates Opportunity	62	2,257	1,559
Semiconductor	6,448	171,937	308,536
Short Dow 30	64	1,273	1,244
Short Emerging Markets	—	—	—
Short International	199	4,611	4,452
Short Mid-Cap	194	1,204	1,202
Short NASDAQ-100	—	—	—
Short Small-Cap	81	1,753	1,570
Small-Cap	2,620	96,051	97,137
Small-Cap Growth	4,504	139,873	143,004
Small-Cap Value	1,998	90,471	88,990
Technology	3,476	237,419	261,047
Communication Services	8	275	363
U.S. Government Plus	5,503	106,808	67,803
UltraBull	29,410	898,809	1,215,202
UltraMid-Cap	10,456	375,489	433,909
UltraNASDAQ-100	17,474	405,918	711,021
UltraShort Dow 30	52	220	134
UltraShort NASDAQ-100	2	156	44
UltraSmall-Cap	9,016	137,264	139,650
Utilities	1,116	48,459	52,979
VanEck Worldwide Insurance Trust
Global Resources Fund	186,231	4,646,748	4,990,444
Emerging Markets Fund	80,071	931,776	816,719
Emerging Markets Bond Fund	43,294	336,504	331,636
Janus Henderson Series
Global Technology and Innovation Portfolio	980,776	13,963,437	20,115,715
Overseas Portfolio	33,376	1,286,621	1,496,914
Research Portfolio	1,659	63,300	88,751
Enterprise Services Portfolio	510,516	36,026,356	38,258,073
Global Research Portfolio	44,223	2,678,282	3,072,592
Mid Cap Value Portfolio	288,362	4,725,260	5,262,600
Balanced Portfolio	1,496,738	70,520,966	82,126,025
Flexible Bond Portfolio	644,769	8,191,359	7,395,502
Forty Portfolio	1,010	50,295	50,467
PIMCO Variable Insurance Trust
Total Return Portfolio	3,240,590	33,607,053	30,461,547
Low Duration Portfolio	2,736,579	27,214,189	26,654,287
High Yield Portfolio	1,941,004	13,915,739	14,285,780
Real Return Portfolio	1,668,240	21,465,943	19,885,418
All Asset Portfolio	285,839	3,000,236	2,686,890
Global Managed Asset Allocation Portfolio	106,277	1,189,581	1,097,838
Short-Term Portfolio	3,694,125	37,496,593	37,975,604
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Emerging Markets Bond Portfolio	132,833	1,596,330	1,459,837
Global Bond Opportunities Portfolio	8,138	91,220	79,425
Commodity Real Return Strategy Portfolio	968,645	6,453,270	5,530,964
International Bond (USD-Hedged) Portfolio	267,189	2,794,828	2,666,543
Dynamic Bond Adv Portfolio	220,162	1,965,037	1,933,025
Income Advisor Portfolio	3,014,772	31,166,825	30,509,495
StocksPLUS Global Portfolio	97	750	768
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	106,574	1,319,291	1,548,525
Large Cap Value Fund	23,268	211,934	233,140
Mid Cap Value Fund	162,580	2,647,069	2,945,944
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	19,411	492,973	521,585
AMT Mid Cap Intrinsic Value Portfolio	7,406	119,881	125,910
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,420	254,351	268,146
Sustainable U.S. Equity Portfolio	460	20,773	24,745
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,588	16,047	14,051
Emerging Markets Equity Portfolio	7,826	104,261	115,036
Discovery Portfolio	8,831	55,864	41,240
U.S. Real Estate Portfolio	2,345	36,178	38,267
Northern Lights Variable Trust
Power Dividend Index Fund	33,972	465,245	555,783
AB Variable Products Series
Dynamic Asset Allocation Portfolio	274,868	2,996,773	2,732,189
Small Cap Growth Portfolio	2,658	36,678	25,114
Discovery Value Portfolio	392,913	6,976,436	7,107,798
BlackRock Variable Series Fund, Inc.
Basic Value Fund	271,440	3,540,480	3,906,022
Capital Appreciation Fund	39,819	340,021	389,824
Equity Dividend Fund	1,880,502	20,932,165	22,359,175
Global Allocation Fund	805,991	11,748,653	11,582,086
Advantage Large Cap Core Fund	17,524	381,022	473,512
Large Cap Focus Growth Fund	671,794	12,170,519	15,075,064
60/40 Target Allocation ETF Fund	580,938	7,724,927	8,655,981
Total Return Fund	182,059	2,100,032	1,866,105
S&P 500 Fund	57,160	1,441,213	2,021,164
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	286,535	11,196,211	14,664,844
Dividend Opportunity Portfolio	214,598	7,607,656	9,511,002
Emerging Markets Bond Portfolio	451,001	4,104,785	3,689,186
High Yield Portfolio	1,096,606	6,633,034	6,678,328
Select Large-Cap Value Portfolio	314,638	11,435,414	13,608,077
Seligman Global Tech Portfolio	707,135	16,077,783	18,583,501
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
US Government Mortgage Portfolio	102,983	980,976	939,205
Strategic Income Portfolio	561,281	2,067,474	2,082,354
Emerging Markets Portfolio	40,597	536,687	425,453
Select Mid Cap Value Portfolio	16,278	609,033	675,227
Small Cap Value Portfolio	75,440	965,129	979,216
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,011,603	52,234,608	61,233,187
Small Cap Index Portfolio	520,692	7,519,122	7,550,041
Alternative Asset Allocation Portfolio	76,371	1,019,415	1,017,264
Global Small Cap Portfolio	—	—	—
Small Mid Cap Value Portfolio	241,344	2,827,499	3,383,636
CROCI US Portfolio	—	—	—
High Income Portfolio	—	—	—
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,490,643	21,612,959	21,394,626
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	240,024	3,706,560	4,186,015
Income Fund	1,746,515	25,634,966	25,743,636
Global Bond Fund	1,565,895	22,107,553	20,293,996
Foreign Fund	2,326,340	30,788,050	35,406,902
Developing Markets Fund	263,976	2,404,738	2,388,979
Mutual Global Discovery Fund	223,824	3,648,492	4,525,721
Rising Dividends Fund	1,026,709	28,061,772	29,569,222
DynaTech 2 Fund	1,220,876	5,329,069	6,458,435
Global Real Estate Fund	189	2,243	2,572
VolSmart Allocation Fund	9,561	122,788	130,604
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	222,234	2,057,867	2,226,784
Balanced Portfolio	1,051,729	6,371,860	6,499,687
Energy Portfolio	225,698	911,011	1,067,552
Natural Resources Portfolio	115,650	455,239	549,335
Growth Portfolio	290,155	2,794,700	3,011,806
High Income Portfolio	2,981,809	9,385,983	8,796,336
International Core Equity Portfolio	361,327	5,505,183	6,342,368
Global Growth Portfolio	452,615	1,524,213	1,679,202
Mid Cap Growth Portfolio	705,501	8,399,751	7,294,882
Science and Technology Portfolio	519,823	13,900,677	14,851,331
Small Cap Growth Portfolio	545,052	4,151,522	3,553,737
SMID Cap Core Portfolio	659,452	7,857,327	8,559,691
Total Return Portfolio	7,015	81,721	96,037
International Portfolio	—	—	—
Opportunity Portfolio	384,468	5,648,320	7,189,558
Lazard Retirement Series, Inc.
International Equity Portfolio	119,296	1,101,259	1,216,819
Global Dynamic Multi Asset Portfolio	61,657	819,971	829,898
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	326,504	2,077,081	2,184,313
ClearBridge Variable Mid Cap Portfolio	672,973	16,031,750	16,191,724
ClearBridge Variable Dividend Strategy Portfolio	1,448,297	32,555,013	34,063,948
ClearBridge Variable Small Cap Growth Portfolio	337,466	8,436,061	8,767,358
ClearBridge Variable Growth Portfolio	48,867	1,140,259	858,102
Western Asset Variable Core Bond Plus Portfolio	12,745,147	70,568,361	65,000,250
ClearBridge Variable Large Cap Growth Portfolio	634,068	22,656,075	29,820,218
Pioneer Variable Contracts Trust
Fund Portfolio	177,756	2,860,496	3,372,025
Bond Portfolio	4,625,836	48,378,053	45,286,938
Strategic Income Portfolio	1,094,344	10,557,826	10,057,019
Equity Income Portfolio	824,764	12,208,184	11,084,824
High Yield Portfolio	61,572	548,060	524,591
Prudential Series Funds
Natural Resources Portfolio	14,628	520,470	645,518
Mid-Cap Growth Portfolio	5,098	88,690	141,051
PGIM Jennison Blend Portfolio	5,103	473,719	588,409
Royce Capital Fund
Micro-Cap Portfolio	22,880	214,903	219,417
Small Cap Portfolio	830,576	6,831,366	8,206,095
Alps Fund
Alerian Energy Infrastructure Portfolio	453,734	5,018,981	6,211,617
Global Opportunity Portfolio	134,524	1,706,473	1,934,460
American Funds IS
Asset Allocation Fund	3,888,908	95,887,315	99,283,819
Washington Mutual Investors Fund	3,750,685	51,674,554	61,923,806
Ultra-Short Bond Fund	1,457,003	16,116,158	16,522,411
Capital Income Builder Fund	1,845,056	20,416,746	23,875,027
Global Growth Fund	853,714	29,842,546	31,869,137
Capital World Growth and Income Fund	1,267,057	17,602,351	19,702,731
Global Small Capitalization Fund	391,243	8,042,391	6,909,348
Growth Fund	665,529	64,748,095	76,203,110
Growth-Income Fund	1,252,247	70,862,998	82,723,444
International Fund	525,146	9,313,866	10,098,558
International Growth and Income Fund	819,684	8,126,533	8,762,421
New World Fund	1,242,542	31,660,421	35,039,696
U.S. Government Securities Fund	954,561	9,462,762	9,641,071
Global Balanced Fund	33,740	419,716	452,112
The Bond Fd of America Fund	115,212	1,074,088	1,116,402
Invesco Oppenheimer
International Growth Fund	9,861,035	22,889,758	23,074,821
T. Rowe Price
Blue Chip Growth Portfolio	1,381,224	58,596,616	76,892,756
Health Sciences Portfolio	586,985	31,847,729	34,684,926
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets (Unaudited)
September 30, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Equity Income Portfolio	12,622	373,045	395,697
Mid-Cap Growth Portfolio	23,193	650,921	685,110
John Hancock Variable Insurance Trust
Financial Industries Portfolio	224,238	2,624,111	2,921,823
Fundamental All Cap Core Portfolio	7,568	245,332	261,401
Select Bond Portfolio	29,501	374,164	364,634
Strategic Income Opportunities Portfolio	88,279	1,141,818	1,169,693
Federated Hermes
High Income Bond Portfolio	265,448	1,482,080	1,502,436
Kaufmann Portfolio	314,420	4,966,753	5,571,527
Managed Volatility Portfolio	26,572	254,940	278,475
Principal Variable Contracts
Blue Chip Fund	112,311	1,300,952	1,615,029
Equity Income Fund	16,892	467,381	523,329
Diversified Balance Fund	162,901	2,319,753	2,415,821
Diversified Growth Fund	61,496	1,123,673	1,134,606
Diversified Income Fund	7,058	97,388	95,703
Putnam Variable Trust
Core Equity Fund	—	—	—
Emerging Markets Equity Fund	—	—	—
Focused International Equity Fund	—	—	—
George Putnam Balanced Fund	111	1,696	1,739
Global Asset Allocation Fund	—	—	—
Global Health Care Fund	—	—	—
High Yield Fund	—	—	—
International Equity Fund	—	—	—
International Value Fund	12,454	159,226	160,778
Large Cap Growth Fund	3,890	61,034	62,634
Large Cap Value Fund	16,920	553,741	561,411
Research Fund	—	—	—
Small Cap Growth Fund	1,399	29,017	30,846
Small Cap Value Fund	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$316,356	$—	$316,356	$77,341	$335	$77,676	$238,680	$—	$—	$—	$238,680
High Income Portfolio	225	—	225	37,683	123	37,806	(37,581)	(74,099)	382,656	308,557	270,976
Equity-Income Portfolio	—	34,088	34,088	66,300	899	67,199	(33,111)	189,750	880,093	1,069,843	1,036,732
Growth Portfolio	—	126,535	126,535	98,201	2,826	101,027	25,508	605,265	1,528,633	2,133,898	2,159,406
Overseas Portfolio	12,497	7,660	20,157	53,558	322	53,880	(33,723)	266,026	422,248	688,274	654,551
Mid Cap Portfolio	—	317,383	317,383	174,316	383	174,699	142,684	388,501	2,246,757	2,635,258	2,777,942
Asset Manager Portfolio	602	3,313	3,915	8,983	207	9,190	(5,275)	3,799	71,553	75,352	70,077
Investment Grade Bond Portfolio	30,952	—	30,952	54,766	248	55,014	(24,062)	(35,890)	258,152	222,262	198,200
Index 500 Portfolio	58,240	—	58,240	228,618	1,964	230,582	(172,342)	1,887,289	2,528,934	4,416,223	4,243,881
Contrafund Portfolio	15,908	159,081	174,989	480,694	1,737	482,431	(307,442)	2,985,498	8,975,515	11,961,013	11,653,571
Asset Manager: Growth Portfolio	414	8,816	9,230	9,477	224	9,701	(471)	33,089	60,361	93,450	92,979
Balanced Portfolio	11,385	102,197	113,582	37,142	194	37,336	76,246	35,947	382,710	418,657	494,903
Growth & Income Portfolio	125	10,570	10,695	19,307	474	19,781	(9,086)	69,096	261,288	330,384	321,298
Growth Opportunities Portfolio	—	—	—	451,240	593	451,833	(451,833)	(156,064)	11,799,566	11,643,502	11,191,669
Value Strategies Portfolio	—	34,046	34,046	25,645	—	25,645	8,401	111,239	126,026	237,265	245,666
Strategic Income Portfolio	5,394	—	5,394	137,375	—	137,375	(131,981)	(147,645)	1,086,869	939,224	807,243
Emerging Markets Portfolio	4,082	—	4,082	49,520	—	49,520	(45,438)	(162,281)	1,020,838	858,557	813,119
Real Estate Portfolio	47,111	—	47,111	146,732	—	146,732	(99,621)	(324,826)	2,225,874	1,901,048	1,801,427
Funds Manager 50% Portfolio	4,097	—	4,097	65,026	—	65,026	(60,929)	(81,508)	737,985	656,477	595,548
Funds Manager 70% Portfolio	2,467	—	2,467	48,939	—	48,939	(46,472)	68,759	544,257	613,016	566,544
Funds Manager 85% Portfolio	708	—	708	19,659	—	19,659	(18,951)	(15,925)	297,240	281,315	262,364
Government Money Market Portfolio Service Class 2	2,975,222	—	2,975,222	763,511	—	763,511	2,211,711	—	—	—	2,211,711
International Capital Appreciation Portfolio	—	—	—	51,575	—	51,575	(51,575)	(11,617)	716,724	705,107	653,532
Energy Portfolio	400	—	400	2,739	—	2,739	(2,339)	2,020	(19,135)	(17,115)	(19,454)
Lincoln VIP American Century
Balanced Fund	25,724	—	25,724	51,671	24	51,695	(25,971)	(12,636)	636,833	624,197	598,226
Capital Appreciation Fund	—	60,777	60,777	19,402	325	19,727	41,050	33,834	187,888	221,722	262,772
International Fund	20,919	—	20,919	27,664	201	27,865	(6,946)	43	243,482	243,525	236,579
Value Fund	498,793	3,700,734	4,199,527	737,820	392	738,212	3,461,315	756,215	3,384,784	4,140,999	7,602,314
Disciplined Core Value Fund	17,866	—	17,866	60,665	60	60,725	(42,859)	(186,082)	973,201	787,119	744,260
Inflation Protection Fund	29,685	—	29,685	67,104	—	67,104	(37,419)	(267,950)	518,706	250,756	213,337
Large Company Value Fund	3,751	7,308	11,059	9,635	—	9,635	1,424	4,104	72,927	77,031	78,455
Mid Cap Value Fund	148,731	1,039,500	1,188,231	342,260	—	342,260	845,971	20,960	2,647,178	2,668,138	3,514,109
Ultra Fund	—	876,870	876,870	127,060	—	127,060	749,810	297,082	1,133,448	1,430,530	2,180,340
MFS Variable Insurance Trust
Research Series	1,944	22,062	24,006	3,911	155	4,066	19,940	(9,397)	41,186	31,789	51,729
Growth Series	—	140,954	140,954	18,990	406	19,396	121,558	64,794	189,648	254,442	376,000
Investors Trust Series	1,874	21,356	23,230	3,054	29	3,083	20,147	2,075	23,825	25,900	46,047
New Discovery Series	—	—	—	66,051	328	66,379	(66,379)	(1,113,344)	1,538,114	424,770	358,391
Corporate Bond Portfolio	184,567	—	184,567	48,032	—	48,032	136,535	(199,557)	298,220	98,663	235,198
Emerging Markets Equity Portfolio	109,028	—	109,028	46,140	—	46,140	62,888	(95,395)	839,101	743,706	806,594
Technology Portfolio	—	131,185	131,185	107,946	—	107,946	23,239	412,787	2,145,444	2,558,231	2,581,470
Global Tactical Allocation Portfolio	4,663	4,725	9,388	8,710	—	8,710	678	(8,916)	71,536	62,620	63,298
International Intrinsic Value Portfolio	167,214	650,775	817,989	142,677	—	142,677	675,312	143,877	1,172,162	1,316,039	1,991,351
Utilities Series Portfolio	280,086	389,964	670,050	123,936	—	123,936	546,114	(192,999)	2,098,047	1,905,048	2,451,162
Blended Research Core Equity Portfolio	50,654	452,075	502,729	58,477	—	58,477	444,252	17,119	657,895	675,014	1,119,266
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Global Real Estate Portfolio	14,812	—	14,812	9,070	—	9,070	5,742	(62,676)	138,624	75,948	81,690
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	—	—	—	14,170	275	14,445	(14,445)	14,664	238,826	253,490	239,045
Mid-Cap Stock Portfolio	26	3,672	3,698	15,929	288	16,217	(12,519)	89,114	142,259	231,373	218,854
Bond-Debenture Portfolio	—	—	—	238,237	—	238,237	(238,237)	(622,221)	2,387,754	1,765,533	1,527,296
Fundamental Equity Portfolio	—	—	—	20,188	—	20,188	(20,188)	42,625	293,037	335,662	315,474
Developing Growth Portfolio	—	—	—	37,661	—	37,661	(37,661)	(585,212)	1,311,796	726,584	688,923
Short Duration Income Portfolio	—	—	—	155,307	—	155,307	(155,307)	(214,185)	961,846	747,661	592,354
Alger Fund
LargeCap Growth Portfolio	—	—	—	49,479	154	49,633	(49,633)	101,952	1,128,940	1,230,892	1,181,259
MidCap Growth Portfolio	—	—	—	36,981	142	37,123	(37,123)	(286,116)	773,282	487,166	450,043
Capital Appreciation Portfolio	—	—	—	37,699	318	38,017	(38,017)	137,820	893,842	1,031,662	993,645
SmallCap Growth Portfolio	—	—	—	5,699	87	5,786	(5,786)	(26,272)	76,665	50,393	44,607
Capital Appreciation Portfolio Class S	—	—	—	387,736	—	387,736	(387,736)	748,844	10,780,491	11,529,335	11,141,599
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	—	—	—	22,685	—	22,685	(22,685)	(100,669)	373,062	272,393	249,708
SRI Balanced Portfolio	—	—	—	64,738	—	64,738	(64,738)	(51,679)	1,175,198	1,123,519	1,058,781
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	—	—	—	15,221	—	15,221	(15,221)	84,692	234,030	318,722	303,501
Invesco Variable Insurance Funds
Technology Fund	—	—	—	13,550	—	13,550	(13,550)	64,032	169,793	233,825	220,275
Diversified Dividend Fund	—	—	—	27,113	8	27,121	(27,121)	(32,147)	400,520	368,373	341,252
Health Care Fund	—	—	—	7,497	9	7,506	(7,506)	8,692	109,329	118,021	110,515
Global Real Estate Fund	—	—	—	1,410	—	1,410	(1,410)	(582)	5,971	5,389	3,979
International Equity Fund	—	—	—	4,874	—	4,874	(4,874)	7,540	10,723	18,263	13,389
Main Street Mid Cap Fund	—	—	—	3,642	—	3,642	(3,642)	(3,525)	28,281	24,756	21,114
Discovery Mid Cap Growth Fund	—	—	—	57,165	—	57,165	(57,165)	(588,194)	1,577,595	989,401	932,236
Global Fund	—	—	—	70,470	—	70,470	(70,470)	(467,927)	1,607,264	1,139,337	1,068,867
Main Street Fund	—	—	—	88,851	—	88,851	(88,851)	(616,692)	2,399,946	1,783,254	1,694,403
Main Street Small Cap Fund	—	—	—	100,106	—	100,106	(100,106)	157,785	1,086,283	1,244,068	1,143,962
Balanced-Risk Allocation Fund	—	—	—	4,425	—	4,425	(4,425)	(7,336)	47,510	40,174	35,749
Core Plus Bond Fund	—	—	—	37,985	—	37,985	(37,985)	(3,814)	213,961	210,147	172,162
Equity and Income Fund	—	—	—	51,726	—	51,726	(51,726)	(55,516)	612,535	557,019	505,293
Small Cap Equity Fund	—	—	—	40,528	—	40,528	(40,528)	(98,013)	708,155	610,142	569,614
Equally Weighted S&P 500 Fund	—	—	—	60,868	—	60,868	(60,868)	31,960	923,930	955,890	895,022
Growth and Income Fund	—	—	—	8,696	—	8,696	(8,696)	3,438	55,931	59,369	50,673
American Value Fund	—	—	—	1,842	—	1,842	(1,842)	(264)	21,455	21,191	19,349
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,929	—	1,929	12,425	—	12,425	(10,496)	(23,727)	80,030	56,303	45,807
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Small Cap Core Portfolio	1,062	—	1,062	19,868	—	19,868	(18,806)	(13,353)	238,658	225,305	206,499
Rydex Variable Trust
Nova Fund	—	—	—	11,030	—	11,030	(11,030)	77,988	135,051	213,039	202,009
NASDAQ-100 Fund	2,838	26,270	29,108	19,809	—	19,809	9,299	203,675	41,917	245,592	254,891
U.S. Government Money Market Fund	9,813	80	9,893	4,072	—	4,072	5,821	—	—	—	5,821
Inverse S&P 500 Strategy Fund	2,030	—	2,030	183	—	183	1,847	(3,404)	(876)	(4,280)	(2,433)
Inverse NASDAQ-100 Strategy Fund	2,626	—	2,626	326	—	326	2,300	(249)	(5,481)	(5,730)	(3,430)
Inverse Government Long Bond Strategy Fund	190	—	190	50	—	50	140	809	(650)	159	299
Government Long Bond 1.2x Strategy	1,760	—	1,760	601	—	601	1,159	(21,527)	17,734	(3,793)	(2,634)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	245,620	245,620	27,641	—	27,641	217,979	(73,309)	32,490	(40,819)	177,160
S&P 500 Pure Growth Fund	2,857	19,989	22,846	45,523	—	45,523	(22,677)	72,138	773,359	845,497	822,820
S&P MidCap 400 Pure Growth Fund	—	87	87	10,747	—	10,747	(10,660)	12,795	191,908	204,703	194,043
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,974	—	1,974	10,040	—	10,040	(8,066)	218,681	(126,024)	92,657	84,591
Multi-Hedge Strategies Fund	50,728	—	50,728	10,474	—	10,474	40,254	15,155	(63,837)	(48,682)	(8,428)
Global Managed Futures Strategy Fund	9,610	5,137	14,747	3,632	—	3,632	11,115	(10,310)	(14,449)	(24,759)	(13,644)
Small Cap Value Fund	56,793	209,363	266,156	46,293	—	46,293	219,863	(44,580)	147,851	103,271	323,134
ProFunds VP
Profund Access VP High Yield Fund	1,067	—	1,067	487	—	487	580	(329)	1,075	746	1,326
Asia 30	435	—	435	1,006	—	1,006	(571)	(1,047)	10,924	9,877	9,306
Banks	1,941	—	1,941	1,768	—	1,768	173	52	11,634	11,686	11,859
Materials	216	39	255	887	—	887	(632)	3,052	3,598	6,650	6,018
Bear	421	191	612	109	—	109	503	(2,241)	868	(1,373)	(870)
Biotechnology	—	77,026	77,026	3,775	—	3,775	73,251	(8,344)	(50,368)	(58,712)	14,539
Bull	3,943	26,347	30,290	8,431	—	8,431	21,859	(11,464)	82,625	71,161	93,020
Consumer Staples	1,024	22,027	23,051	1,283	—	1,283	21,768	(6,842)	(6,209)	(13,051)	8,717
Consumer Discretionary	—	7,609	7,609	1,377	—	1,377	6,232	893	52	945	7,177
Dow 30	6,594	—	6,594	3,694	—	3,694	2,900	(874)	21,588	20,714	23,614
Emerging Markets	1,006	—	1,006	1,330	—	1,330	(324)	1,361	7,747	9,108	8,784
Europe 30	792	1,414	2,206	635	—	635	1,571	784	1,756	2,540	4,111
Falling U.S. Dollar	1,231	—	1,231	342	—	342	889	(630)	(256)	(886)	3
Financials	86	2,919	3,005	588	—	588	2,417	98	1,712	1,810	4,227
Health Care	76	5,477	5,553	3,729	—	3,729	1,824	(10,227)	26,308	16,081	17,905
Industrials	270	19,208	19,478	2,472	—	2,472	17,006	1,231	3,228	4,459	21,465
International	1,115	—	1,115	517	—	517	598	(872)	2,872	2,000	2,598
Internet	—	4,207	4,207	4,251	—	4,251	(44)	(15,167)	36,166	20,999	20,955
Japan	1,109	5,661	6,770	714	—	714	6,056	975	(479)	496	6,552
Large-Cap Growth	—	14,567	14,567	13,551	—	13,551	1,016	(13,051)	188,849	175,798	176,814
Large-Cap Value	1,550	51,132	52,682	8,661	—	8,661	44,021	22,346	(12,572)	9,774	53,795
Mid-Cap	2,631	—	2,631	1,910	—	1,910	721	(1,637)	9,066	7,429	8,150
Mid-Cap Growth	—	8,122	8,122	4,570	—	4,570	3,552	(1,576)	30,753	29,177	32,729
Mid-Cap Value	208	3,553	3,761	1,518	—	1,518	2,243	(990)	3,877	2,887	5,130
Government Money Market	74,667	—	74,667	41,375	—	41,375	33,292	—	—	—	33,292
Energy	4,603	10,024	14,627	5,085	—	5,085	9,542	8,356	(5,906)	2,450	11,992
NASDAQ-100	1,088	32,114	33,202	5,404	—	5,404	27,798	15,199	(5,247)	9,952	37,750
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Pharmaceuticals	—	5,030	5,030	712	—	712	4,318	(1,236)	(313)	(1,549)	2,769
Precious Metals	9,660	—	9,660	6,226	—	6,226	3,434	(3,264)	57,746	54,482	57,916
Real Estate	664	1,742	2,406	1,169	—	1,169	1,237	(769)	5,519	4,750	5,987
Rising Rates Opportunity	594	6,655	7,249	220	—	220	7,029	(7,140)	534	(6,606)	423
Semiconductor	—	19,997	19,997	6,367	—	6,367	13,630	18,404	83,726	102,130	115,760
Short Dow 30	43	—	43	24	—	24	19	(227)	89	(138)	(119)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	177	—	177	91	—	91	86	(1,860)	1,367	(493)	(407)
Short Mid-Cap	129	—	129	23	—	23	106	(339)	112	(227)	(121)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	89	—	89	36	—	36	53	(1,247)	1,042	(205)	(152)
Small-Cap	1,333	—	1,333	2,272	—	2,272	(939)	178	7,961	8,139	7,200
Small-Cap Growth	—	6,556	6,556	2,898	—	2,898	3,658	(4,351)	12,587	8,236	11,894
Small-Cap Value	317	514	831	1,649	—	1,649	(818)	(2,023)	5,045	3,022	2,204
Technology	—	19,378	19,378	4,803	—	4,803	14,575	10,403	8,108	18,511	33,086
Communication Services	—	—	—	7	—	7	(7)	2	76	78	71
U.S. Government Plus	1,692	—	1,692	974	—	974	718	(13,836)	13,306	(530)	188
UltraBull	7,575	—	7,575	17,275	—	17,275	(9,700)	1,851	325,144	326,995	317,295
UltraMid-Cap	2,516	—	2,516	8,476	—	8,476	(5,960)	(2,612)	70,506	67,894	61,934
UltraNASDAQ-100	2,011	—	2,011	14,123	—	14,123	(12,112)	62,463	120,878	183,341	171,229
UltraShort Dow 30	5	—	5	63	—	63	(58)	(21)	(12)	(33)	(91)
UltraShort NASDAQ-100	2	—	2	31	—	31	(29)	(55)	34	(21)	(50)
UltraSmall-Cap	1,003	—	1,003	2,449	—	2,449	(1,446)	(1,882)	18,058	16,176	14,730
Utilities	763	—	763	1,948	—	1,948	(1,185)	(3,746)	27,153	23,407	22,222
VanEck Worldwide Insurance Trust
Global Resources Fund	123,095	—	123,095	52,299	61	52,360	70,735	(64,856)	200,926	136,070	206,805
Emerging Markets Fund	13,211	—	13,211	6,590	—	6,590	6,621	(33,937)	110,842	76,905	83,526
Emerging Markets Bond Fund	23,758	—	23,758	4,175	—	4,175	19,583	(1,512)	1,752	240	19,823
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	180,127	—	180,127	(180,127)	(199,016)	4,570,333	4,371,317	4,191,190
Overseas Portfolio	6,483	—	6,483	14,118	—	14,118	(7,635)	19,201	144,431	163,632	155,997
Research Portfolio	—	3,616	3,616	1,106	—	1,106	2,510	19,174	4,071	23,245	25,755
Enterprise Services Portfolio	214,913	1,665,397	1,880,310	366,304	—	366,304	1,514,006	(331,244)	3,923,557	3,592,313	5,106,319
Global Research Portfolio	7,491	61,235	68,726	18,536	—	18,536	50,190	2,686	335,503	338,189	388,379
Mid Cap Value Portfolio	20,919	253,512	274,431	46,639	—	46,639	227,792	175,267	274,811	450,078	677,870
Balanced Portfolio	674,233	—	674,233	789,274	—	789,274	(115,041)	2,600,821	8,041,457	10,642,278	10,527,237
Flexible Bond Portfolio	140,957	—	140,957	68,674	—	68,674	72,283	(176,165)	381,417	205,252	277,535
Forty Portfolio	—	—	—	11	—	11	(11)	—	172	172	161
PIMCO Variable Insurance Trust
Total Return Portfolio	840,779	—	840,779	287,748	74	287,822	552,957	(870,862)	1,552,051	681,189	1,234,146
Low Duration Portfolio	784,252	—	784,252	266,535	—	266,535	517,717	(297,123)	680,289	383,166	900,883
High Yield Portfolio	548,649	—	548,649	132,437	19	132,456	416,193	53,175	256,656	309,831	726,024
Real Return Portfolio	431,961	—	431,961	195,697	22	195,719	236,242	(215,003)	795,324	580,321	816,563
All Asset Portfolio	130,498	—	130,498	26,517	—	26,517	103,981	(42,808)	99,163	56,355	160,336
Global Managed Asset Allocation Portfolio	25,336	—	25,336	10,595	—	10,595	14,741	(13,434)	112,646	99,212	113,953
Short-Term Portfolio	1,561,170	—	1,561,170	412,500	—	412,500	1,148,670	97,554	123,384	220,938	1,369,608
Emerging Markets Bond Portfolio	68,269	—	68,269	14,685	—	14,685	53,584	(59,781)	119,230	59,449	113,033
Global Bond Opportunities Portfolio	1,885	—	1,885	776	—	776	1,109	(248)	1,405	1,157	2,266
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Commodity Real Return Strategy Portfolio	91,476	—	91,476	54,024	—	54,024	37,452	(1,120,121)	1,372,481	252,360	289,812
International Bond (USD-Hedged) Portfolio	68,384	—	68,384	25,952	—	25,952	42,432	(40,396)	79,336	38,940	81,372
Dynamic Bond Adv Portfolio	71,362	—	71,362	19,711	—	19,711	51,651	(111,514)	134,460	22,946	74,597
Income Advisor Portfolio	1,354,074	—	1,354,074	305,540	—	305,540	1,048,534	(501,891)	1,011,040	509,149	1,557,683
StocksPLUS Global Portfolio	—	—	—	—	—	—	—	—	19	19	19
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	—	—	—	17,809	21	17,830	(17,830)	39,297	215,009	254,306	236,476
Large Cap Value Fund	—	—	—	2,294	—	2,294	(2,294)	11,581	29,841	41,422	39,128
Mid Cap Value Fund	—	—	—	27,991	—	27,991	(27,991)	51,589	303,681	355,270	327,279
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	—	—	5,661	—	5,661	(5,661)	23,107	55,404	78,511	72,850
AMT Mid Cap Intrinsic Value Portfolio	—	—	—	1,430	—	1,430	(1,430)	652	9,289	9,941	8,511
BNY Mellon Variable Investment Fund
Appreciation Portfolio	415	21,685	22,100	5,419	—	5,419	16,681	1,257	12,637	13,894	30,575
Sustainable U.S. Equity Portfolio	69	119	188	273	—	273	(85)	2,058	1,655	3,713	3,628
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,409	—	1,409	314	—	314	1,095	(1,677)	1,791	114	1,209
Emerging Markets Equity Portfolio	1,420	—	1,420	1,907	—	1,907	(487)	(710)	15,830	15,120	14,633
Discovery Portfolio	—	—	—	687	—	687	(687)	(7,688)	13,227	5,539	4,852
U.S. Real Estate Portfolio	840	—	840	741	—	741	99	(2,556)	6,833	4,277	4,376
Northern Lights Variable Trust
Power Dividend Index Fund	6,250	—	6,250	6,109	—	6,109	141	50,853	29,835	80,688	80,829
AB Variable Products Series
Dynamic Asset Allocation Portfolio	28,171	—	28,171	26,043	—	26,043	2,128	(36,090)	327,079	290,989	293,117
Small Cap Growth Portfolio	—	—	—	231	—	231	(231)	(540)	4,487	3,947	3,716
Discovery Value Portfolio	45,035	354,886	399,921	68,769	—	68,769	331,152	(264,203)	531,361	267,158	598,310
BlackRock Variable Series Fund, Inc.
Basic Value Fund	—	1,604	1,604	35,147	—	35,147	(33,543)	(75,568)	518,264	442,696	409,153
Capital Appreciation Fund	—	12,152	12,152	3,930	—	3,930	8,222	(20,378)	103,790	83,412	91,634
Equity Dividend Fund	217,565	99,538	317,103	211,181	—	211,181	105,922	(875,230)	3,367,150	2,491,920	2,597,842
Global Allocation Fund	9,953	98,817	108,770	112,547	—	112,547	(3,777)	(64,376)	1,192,310	1,127,934	1,124,157
Advantage Large Cap Core Fund	122	—	122	4,341	—	4,341	(4,219)	(2,838)	93,180	90,342	86,123
Large Cap Focus Growth Fund	—	215,314	215,314	144,070	—	144,070	71,244	(43,916)	2,865,795	2,821,879	2,893,123
60/40 Target Allocation ETF Fund	—	—	—	75,264	—	75,264	(75,264)	(38,820)	1,014,733	975,913	900,649
Total Return Fund	53,711	—	53,711	16,658	—	16,658	37,053	(7,622)	40,496	32,874	69,927
S&P 500 Fund	402	11,453	11,855	17,833	—	17,833	(5,978)	40,498	317,778	358,276	352,298
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	123,078	—	123,078	(123,078)	498,969	1,814,026	2,312,995	2,189,917
Dividend Opportunity Portfolio	—	—	—	84,643	—	84,643	(84,643)	230,709	1,162,770	1,393,479	1,308,836
Emerging Markets Bond Portfolio	144,304	—	144,304	36,610	—	36,610	107,694	(151,717)	302,830	151,113	258,807
High Yield Portfolio	390,742	—	390,742	68,042	—	68,042	322,700	(168,981)	243,278	74,297	396,997
Select Large-Cap Value Portfolio	—	—	—	131,537	—	131,537	(131,537)	403,620	1,556,895	1,960,515	1,828,978
Seligman Global Tech Portfolio	—	1,396,831	1,396,831	170,358	—	170,358	1,226,473	8,475	1,435,911	1,444,386	2,670,859
US Government Mortgage Portfolio	27,894	—	27,894	8,668	—	8,668	19,226	(14,246)	38,272	24,026	43,252
Strategic Income Portfolio	85,812	—	85,812	18,022	—	18,022	67,790	(27,048)	61,227	34,179	101,969
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Emerging Markets Portfolio	3,925	—	3,925	3,709	—	3,709	216	(5,968)	41,032	35,064	35,280
Select Mid Cap Value Portfolio	—	—	—	3,483	—	3,483	(3,483)	7,279	54,956	62,235	58,752
Small Cap Value Portfolio	4,423	36,368	40,791	4,283	—	4,283	36,508	5,198	6,187	11,385	47,893
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	476,596	3,228,389	3,704,985	533,277	—	533,277	3,171,708	2,176,473	4,696,639	6,873,112	10,044,820
Small Cap Index Portfolio	66,828	206,971	273,799	72,505	—	72,505	201,294	(352,067)	828,898	476,831	678,125
Alternative Asset Allocation Portfolio	34,301	604	34,905	9,905	—	9,905	25,000	(615)	46,420	45,805	70,805
Global Small Cap Portfolio	1,408	5,595	7,003	815	—	815	6,188	(7,123)	(1,386)	(8,509)	(2,321)
Small Mid Cap Value Portfolio	30,112	179,640	209,752	35,011	—	35,011	174,741	48,247	(5,448)	42,799	217,540
CROCI US Portfolio	1,380	—	1,380	912	—	912	468	31,213	(18,060)	13,153	13,621
High Income Portfolio	20,165	—	20,165	2,096	—	2,096	18,069	7,432	(21,333)	(13,901)	4,168
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,307,683	—	1,307,683	211,958	—	211,958	1,095,725	(198,775)	50,249	(148,526)	947,199
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	—	—	—	41,030	—	41,030	(41,030)	(77,827)	610,171	532,344	491,314
Income Fund	1,281,523	104,996	1,386,519	240,316	—	240,316	1,146,203	(100,760)	1,080,937	980,177	2,126,380
Global Bond Fund	—	—	—	193,927	—	193,927	(193,927)	(829,644)	965,627	135,983	(57,944)
Foreign Fund	832,525	—	832,525	339,560	—	339,560	492,965	(6,748)	2,361,108	2,354,360	2,847,325
Developing Markets Fund	92,354	17,749	110,103	23,247	—	23,247	86,856	(66,380)	290,216	223,836	310,692
Mutual Global Discovery Fund	—	—	—	44,544	—	44,544	(44,544)	34,352	391,019	425,371	380,827
Rising Dividends Fund	288,642	1,373,345	1,661,987	281,620	—	281,620	1,380,367	324,463	1,679,851	2,004,314	3,384,681
DynaTech 2 Fund	—	—	—	49,750	—	49,750	(49,750)	175,659	803,153	978,812	929,062
Global Real Estate Fund	46	—	46	106	—	106	(60)	345	328	673	613
VolSmart Allocation Fund	3,849	2,535	6,384	1,341	—	1,341	5,043	10,484	5,655	16,139	21,182
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	3,196	—	3,196	22,442	—	22,442	(19,246)	13,877	287,120	300,997	281,751
Balanced Portfolio	82,387	—	82,387	61,602	—	61,602	20,785	(178,843)	1,017,797	838,954	859,739
Global Equity Portfolio	41,918	—	41,918	4,321	—	4,321	37,597	(51,415)	66,404	14,989	52,586
Energy Portfolio	35,544	—	35,544	11,243	—	11,243	24,301	87,598	(177,066)	(89,468)	(65,167)
Natural Resources Portfolio	31,548	—	31,548	5,644	—	5,644	25,904	22,098	(17,742)	4,356	30,260
Growth Portfolio	—	379,327	379,327	27,698	—	27,698	351,629	(56,179)	208,615	152,436	504,065
High Income Portfolio	578,902	—	578,902	87,084	—	87,084	491,818	(109,548)	127,570	18,022	509,840
International Core Equity Portfolio	79,744	14,434	94,178	57,218	—	57,218	36,960	49,709	438,863	488,572	525,532
Global Growth Portfolio	15,247	12,404	27,651	11,705	—	11,705	15,946	9,468	179,883	189,351	205,297
Mid Cap Growth Portfolio	—	226,892	226,892	77,272	—	77,272	149,620	(1,285,188)	1,550,278	265,090	414,710
Science and Technology Portfolio	—	451,848	451,848	139,400	—	139,400	312,448	(419,550)	3,596,663	3,177,113	3,489,561
Small Cap Growth Portfolio	—	—	—	36,239	—	36,239	(36,239)	(275,418)	742,996	467,578	431,339
SMID Cap Core Portfolio	25,397	14,195	39,592	81,675	—	81,675	(42,083)	(188,658)	1,190,697	1,002,039	959,956
Total Return Portfolio	2,460	247	2,707	919	—	919	1,788	625	7,935	8,560	10,348
International Portfolio	19,877	—	19,877	4,220	—	4,220	15,657	(77,582)	84,400	6,818	22,475
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Opportunity Portfolio	46,586	338,990	385,576	68,173	—	68,173	317,403	79,717	438,329	518,046	835,449

Lazard Retirement Series, Inc.
International Equity Portfolio	33,614	2,720	36,334	11,692	—	11,692	24,642	(3,698)	138,382	134,684	159,326
Global Dynamic Multi Asset Portfolio	—	—	—	7,973	—	7,973	(7,973)	(11,277)	107,563	96,286	88,313
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	—	—	—	21,510	—	21,510	(21,510)	(49,391)	195,114	145,723	124,213
ClearBridge Variable Mid Cap Portfolio	20,926	53,919	74,845	146,362	—	146,362	(71,517)	(161,843)	1,170,411	1,008,568	937,051
ClearBridge Variable Dividend Strategy Portfolio	136,149	326,176	462,325	349,439	—	349,439	112,886	1,023,190	3,678,723	4,701,913	4,814,799
ClearBridge Variable Small Cap Growth Portfolio	—	7,333	7,333	86,636	—	86,636	(79,303)	(796,382)	1,012,296	215,914	136,611
ClearBridge Variable Growth Portfolio	920	18,861	19,781	8,076	—	8,076	11,705	(17,848)	66,433	48,585	60,290
Western Asset Variable Core Bond Plus Portfolio	228,800	—	228,800	620,815	—	620,815	(392,015)	(1,455,805)	3,265,355	1,809,550	1,417,535
ClearBridge Variable Large Cap Growth Portfolio	—	21,594	21,594	270,777	—	270,777	(249,183)	1,467,619	4,458,536	5,926,155	5,676,972
Pioneer Variable Contracts Trust
Fund Portfolio	7,596	122,799	130,395	24,398	—	24,398	105,997	25,198	368,197	393,395	499,392
Bond Portfolio	1,263,068	—	1,263,068	423,758	—	423,758	839,310	(906,134)	2,206,915	1,300,781	2,140,091
Strategic Income Portfolio	297,278	—	297,278	98,808	—	98,808	198,470	(170,373)	551,101	380,728	579,198
Equity Income Portfolio	157,048	2,054,128	2,211,176	107,626	—	107,626	2,103,550	(340,162)	(682,331)	(1,022,493)	1,081,057
High Yield Portfolio	22,016	—	22,016	5,447	—	5,447	16,569	(11,627)	33,075	21,448	38,017
Prudential Series Funds
Natural Resources Portfolio	—	—	—	6,231	—	6,231	(6,231)	9,661	45,274	54,935	48,704
Mid-Cap Growth Portfolio	—	—	—	1,339	—	1,339	(1,339)	4,798	6,877	11,675	10,336
PGIM Jennison Focused Blend Portfolio	—	—	—	—	—	—	—	—	—	—	—
PGIM Jennison Blend Portfolio	—	—	—	5,636	—	5,636	(5,636)	4,212	106,788	111,000	105,364
Royce Capital Fund
Micro-Cap Portfolio	—	—	—	2,070	—	2,070	(2,070)	(2,760)	19,296	16,536	14,466
Small Cap Portfolio	—	—	—	69,953	—	69,953	(69,953)	68,136	356,431	424,567	354,614
Alps Fund
Alerian Energy Infrastructure Portfolio	—	—	—	50,565	—	50,565	(50,565)	278,225	969,527	1,247,752	1,197,187
Global Opportunity Portfolio	—	—	—	17,286	—	17,286	(17,286)	(41,005)	335,365	294,360	277,074
American Funds IS
Asset Allocation Fund	414,967	4,118,130	4,533,097	918,617	—	918,617	3,614,480	968,725	7,706,800	8,675,525	12,290,005
Washington Mutual Investors Fund	193,276	465,387	658,663	542,896	—	542,896	115,767	992,279	8,151,717	9,143,996	9,259,763
Ultra-Short Bond Fund	142,833	—	142,833	167,212	—	167,212	(24,379)	56,429	388,779	445,208	420,829
Capital Income Builder Fund	334,670	—	334,670	210,050	—	210,050	124,620	428,254	1,994,811	2,423,065	2,547,685
Global Growth Fund	168,175	922,067	1,090,242	306,717	—	306,717	783,525	(595,450)	4,354,050	3,758,600	4,542,125
Capital World Growth and Income Fund	68,595	—	68,595	184,644	—	184,644	(116,049)	69,150	2,663,761	2,732,911	2,616,862
Global Small Capitalization Fund	51,048	243,570	294,618	64,936	—	64,936	229,682	(462,107)	553,319	91,212	320,894
Growth Fund	98,966	1,694,992	1,793,958	676,010	—	676,010	1,117,948	1,112,408	11,405,255	12,517,663	13,635,611
Growth-Income Fund	186,437	3,487,163	3,673,600	724,404	—	724,404	2,949,196	1,699,426	8,936,371	10,635,797	13,584,993
International Fund	17,683	—	17,683	95,953	—	95,953	(78,270)	(542,201)	1,666,728	1,124,527	1,046,257
International Growth and Income Fund	40,140	—	40,140	84,462	—	84,462	(44,322)	(986,856)	1,857,203	870,347	826,025
New World Fund	111,015	157,954	268,969	321,426	—	321,426	(52,457)	224,878	3,909,605	4,134,483	4,082,026
U.S. Government Securities Fund	63,074	—	63,074	113,664	—	113,664	(50,590)	(762,969)	915,716	152,747	102,157
Global Balanced Fund	1,561	—	1,561	2,378	—	2,378	(817)	1,399	29,326	30,725	29,908
The Bond Fd of America Fund	4,234	—	4,234	5,973	—	5,973	(1,739)	2,037	42,052	44,089	42,350
Invesco Oppenheimer
International Growth Fund	—	—	—	215,744	—	215,744	(215,744)	(499,199)	2,509,242	2,010,043	1,794,299
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations (Unaudited)
Period Ended September 30, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
T. Rowe Price
Blue Chip Growth Portfolio	—	—	—	706,546	—	706,546	(706,546)	3,752,272	14,043,995	17,796,267	17,089,721
Health Sciences Portfolio	—	—	—	324,953	—	324,953	(324,953)	843,448	3,557,799	4,401,247	4,076,294
Equity Income Portfolio	3,680	—	3,680	2,373	—	2,373	1,307	8,776	22,503	31,279	32,586
Mid-Cap Growth Portfolio	—	—	—	3,488	—	3,488	(3,488)	(1,320)	34,201	32,881	29,393
John Hancock Variable Insurance Trust
Financial Industries Portfolio	—	—	—	27,445	—	27,445	(27,445)	(231,390)	753,378	521,988	494,543
Fundamental All Cap Core Portfolio	—	—	—	2,392	—	2,392	(2,392)	(1,208)	46,713	45,505	43,113
Select Bond Portfolio	—	—	—	2,930	—	2,930	(2,930)	(29,920)	44,926	15,006	12,076
Strategic Income Opportunities Portfolio	—	—	—	7,409	—	7,409	(7,409)	(28,162)	67,696	39,534	32,125
Federated Hermes
High Income Bond Portfolio	101,080	—	101,080	16,665	—	16,665	84,415	(75,195)	63,056	(12,139)	72,276
Kaufmann Portfolio	37,849	176,510	214,359	54,217	—	54,217	160,142	(105,497)	740,207	634,710	794,852
Managed Volatility Portfolio	8,302	—	8,302	3,147	—	3,147	5,155	(73,600)	110,133	36,533	41,688
Principal Variable Contracts
Blue Chip Fund	—	—	—	14,369	—	14,369	(14,369)	28,344	203,870	232,214	217,845
Equity Income Fund	9,862	4,836	14,698	3,910	—	3,910	10,788	(2,078)	63,417	61,339	72,127
Diversified Balance Fund	46,575	71,720	118,295	20,641	—	20,641	97,654	(7,437)	114,270	106,833	204,487
Diversified Growth Fund	22,444	35,670	58,114	7,847	—	7,847	50,267	(841)	42,767	41,926	92,193
Diversified Income Fund	1,770	1,957	3,727	893	—	893	2,834	(378)	4,773	4,395	7,229
Putnam Variable Trust
Core Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	—	—	1	—	1	(1)	—	43	43	42
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	—	—	—	—	—	—	—	—	—	—
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	—	—	68	—	68	(68)	9	1,553	1,562	1,494
Large Cap Growth Fund	—	—	—	39	—	39	(39)	1	1,599	1,600	1,561
Large Cap Value Fund	—	—	—	228	—	228	(228)	24	7,669	7,693	7,465
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	46	—	46	(46)	1	1,830	1,831	1,785
Small Cap Value Fund	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$8,371,840	$238,680	$8,211	$3,199	$(449,220)	$(382,452)	$(173,765)	$(247,303)	$(1,241,330)	$(1,002,650)	$7,369,190
High Income Portfolio	3,945,999	270,976	8,898	14	(176,099)	(80,858)	(46,514)	(9,597)	(304,156)	(33,180)	3,912,819
Equity-Income Portfolio	6,185,295	1,036,732	57,430	2,013	(173,991)	(153,693)	(131,254)	(87,461)	(486,956)	549,776	6,735,071
Growth Portfolio	8,692,355	2,159,406	55,389	(294)	(970,353)	(200,966)	(171,259)	320,421	(967,062)	1,192,344	9,884,699
Overseas Portfolio	5,558,646	654,551	15,722	2,966	(230,619)	(173,749)	(125,886)	(691,482)	(1,203,048)	(548,497)	5,010,149
Mid Cap Portfolio	16,736,415	2,777,942	946,783	(281)	(737,168)	(455,452)	(389,780)	624,753	(11,145)	2,766,797	19,503,212
Asset Manager Portfolio	790,245	70,077	272	180	(37,765)	—	(1,140)	538	(37,915)	32,162	822,407
Investment Grade Bond Portfolio	5,806,652	198,200	298,860	1,472	(303,561)	(159,882)	(115,290)	26,519	(251,882)	(53,682)	5,752,970
Index 500 Portfolio	21,699,324	4,243,881	23,644	4,055	(1,450,606)	(108,040)	(366,225)	(395,099)	(2,292,271)	1,951,610	23,650,934
Contrafund Portfolio	41,188,567	11,653,571	5,619,954	(248)	(2,491,976)	(1,685,021)	(1,530,687)	1,279,648	1,191,670	12,845,241	54,033,808
Asset Manager: Growth Portfolio	877,080	92,979	20,920	1,235	(19,946)	(12,806)	(155,026)	(311)	(165,934)	(72,955)	804,125
Balanced Portfolio	3,323,261	494,903	14,946	193	(49,064)	(44,663)	(24,453)	463,734	360,693	855,596	4,178,857
Growth & Income Portfolio	1,679,924	321,298	10,260	729	(55,404)	(20,130)	(59,443)	37,441	(86,547)	234,751	1,914,675
Growth Opportunities Portfolio	40,676,621	11,191,669	2,994,573	—	(1,753,929)	(645,424)	(811,501)	(2,378,694)	(2,594,975)	8,596,694	49,273,315
Value Strategies Portfolio	2,609,602	245,666	12,770	(450)	(89,400)	(67,013)	(29,684)	12,063	(161,714)	83,952	2,693,554
Strategic Income Portfolio	13,738,557	807,243	1,280,443	—	(560,295)	(589,170)	(192,829)	532,792	470,941	1,278,184	15,016,741
Emerging Markets Portfolio	5,081,295	813,119	167,621	—	(145,453)	(150,046)	(41,448)	(533,889)	(703,215)	109,904	5,191,199
Real Estate Portfolio	16,155,368	1,801,427	219,314	—	(599,632)	(698,030)	(379,483)	(628,789)	(2,086,620)	(285,193)	15,870,175
Funds Manager 50% Portfolio	7,145,857	595,548	107,130	—	(198,774)	(627,538)	(79,601)	(221,482)	(1,020,265)	(424,717)	6,721,140
Funds Manager 70% Portfolio	5,018,927	566,544	313,549	—	(143,502)	(353,877)	(63,250)	(63,140)	(310,220)	256,324	5,275,251
Funds Manager 85% Portfolio	1,713,506	262,364	745,597	—	(67,972)	(98,604)	(184,911)	40,368	434,478	696,842	2,410,348
Government Money Market Portfolio Service Class 2	60,886,111	2,211,711	259,723,519	—	(12,782,045)	(2,003,767)	(4,253,450)	(209,773,693)	30,910,564	33,122,275	94,008,386
International Capital Appreciation Portfolio	5,284,010	653,532	331,758	—	(109,751)	(100,007)	(91,996)	(134,659)	(104,655)	548,877	5,832,887
Energy Portfolio	3,359	(19,454)	208,304	—	—	—	(20,764)	305,903	493,443	473,989	477,348
Lincoln VIP American Century
Balanced Fund	5,152,180	598,226	452,156	13	(97,032)	(223,033)	(191,839)	39,049	(20,686)	577,540	5,729,720
Capital Appreciation Fund	1,866,327	262,772	9,559	—	(196,991)	(830)	(15,372)	(162,708)	(366,342)	(103,570)	1,762,757
International Fund	2,435,497	236,579	9,386	53	(163,190)	(32,415)	(41,439)	204,367	(23,238)	213,341	2,648,838
Value Fund	76,369,729	7,602,314	2,838,519	1,622	(2,712,163)	(3,804,326)	(1,553,781)	(1,067,003)	(6,297,132)	1,305,182	77,674,911
Disciplined Core Value Fund	5,523,255	744,260	89,861	—	(331,084)	(185,916)	(105,544)	69,295	(463,388)	280,872	5,804,127
Inflation Protection Fund	7,908,115	213,337	73,219	672	(186,018)	(241,984)	(194,573)	(985,206)	(1,533,890)	(1,320,553)	6,587,562
Large Company Value Fund	709,993	78,455	17,126	—	(26,768)	—	(16,925)	(36,414)	(62,981)	15,474	725,467
Mid Cap Value Fund	35,532,883	3,514,109	665,331	—	(806,908)	(1,484,038)	(795,799)	(751,085)	(3,172,499)	341,610	35,874,493
Ultra Fund	10,956,265	2,180,340	849,487	—	(569,424)	(246,328)	(276,116)	(120,249)	(362,630)	1,817,710	12,773,975
MFS Variable Insurance Trust
Research Series	355,343	51,729	127	—	(48,275)	(56,405)	(4,040)	103,875	(4,718)	47,011	402,354
Growth Series	1,542,845	376,000	2,887	13	(166,236)	(1,941)	(11,057)	162,424	(13,910)	362,090	1,904,935
Investors Trust Series	275,592	46,047	196	—	(3,110)	(3,436)	(3,215)	(834)	(10,399)	35,648	311,240
New Discovery Series	6,943,912	358,391	165,938	—	(186,691)	(164,000)	(160,275)	(278,188)	(623,216)	(264,825)	6,679,087
Corporate Bond Portfolio	4,815,715	235,198	109,025	—	(247,766)	(181,455)	(108,393)	366,680	(61,909)	173,289	4,989,004
Emerging Markets Equity Portfolio	4,674,879	806,594	276,302	—	(107,876)	(137,810)	(103,430)	(16,196)	(89,010)	717,584	5,392,463
Technology Portfolio	8,931,034	2,581,470	2,031,762	—	(438,344)	(198,887)	(198,151)	23,640	1,220,020	3,801,490	12,732,524
Global Tactical Allocation Portfolio	931,440	63,298	34,270	—	(22,895)	(44,493)	(25,228)	(15,470)	(73,816)	(10,518)	920,922
International Intrinsic Value Portfolio	14,421,836	1,991,351	315,209	—	(478,279)	(258,204)	(663,796)	(231,841)	(1,316,911)	674,440	15,096,276
Utilities Series Portfolio	12,646,204	2,451,162	730,308	—	(394,481)	(359,404)	(261,980)	(124,508)	(410,065)	2,041,097	14,687,301
Blended Research Core Equity Portfolio	5,023,472	1,119,266	486,136	—	(160,054)	(56,049)	(159,760)	706,076	816,349	1,935,615	6,959,087
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Real Estate Portfolio	926,239	81,690	12,716	—	(1,180)	(15,390)	(28,854)	111,187	78,479	160,169	1,086,408
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,289,035	239,045	3,830	—	(37,263)	—	(39,123)	95,834	23,278	262,323	1,551,358
Mid-Cap Stock Portfolio	1,485,304	218,854	15,119	19	(181,063)	(9,486)	(42,791)	140,375	(77,827)	141,027	1,626,331
Bond-Debenture Portfolio	24,840,890	1,527,296	765,566	—	(1,099,010)	(1,035,048)	(721,099)	(128,620)	(2,218,211)	(690,915)	24,149,975
Fundamental Equity Portfolio	2,034,514	315,474	32,550	—	(144,048)	(40,356)	(50,971)	18,274	(184,551)	130,923	2,165,437
Developing Growth Portfolio	3,699,711	688,923	17,031	—	(202,607)	(234,350)	(71,348)	11,513	(479,761)	209,162	3,908,873
Short Duration Income Portfolio	15,715,007	592,354	889,134	—	(477,150)	(714,407)	(412,157)	496,909	(217,671)	374,683	16,089,690
Alger Fund
LargeCap Growth Portfolio	4,725,998	1,181,259	13,497	2,266	(795,533)	(35,070)	(104,665)	(280,945)	(1,200,450)	(19,191)	4,706,807
MidCap Growth Portfolio	3,577,041	450,043	25,756	1,946	(194,494)	(51,145)	(111,881)	(72,438)	(402,256)	47,787	3,624,828
Capital Appreciation Portfolio	3,173,207	993,645	8,996	—	(351,314)	(3,553)	(26,981)	(1,652)	(374,504)	619,141	3,792,348
SmallCap Growth Portfolio	567,214	44,607	1,192	—	(16,701)	(20,442)	(9,410)	600	(44,761)	(154)	567,060
Capital Appreciation Portfolio Class S	36,877,026	11,141,599	478,158	—	(1,828,161)	(2,697,797)	(873,662)	(1,664,030)	(6,585,492)	4,556,107	41,433,133
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,446,653	249,708	157,118	—	(238,066)	(44,634)	(59,462)	(58,587)	(243,631)	6,077	2,452,730
SRI Balanced Portfolio	6,230,883	1,058,781	543,110	—	(315,213)	(6,103)	(224,415)	235,301	232,680	1,291,461	7,522,344
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,606,799	303,501	10,676	—	(86,232)	(191,698)	(26,969)	(84,568)	(378,791)	(75,290)	1,531,509
Invesco Variable Insurance Funds
Technology Fund	1,144,620	220,275	2,043	501	(264,512)	(2,036)	(28,649)	94,325	(198,328)	21,947	1,166,567
Diversified Dividend Fund	2,566,874	341,252	510,405	424	(38,442)	(36,626)	(51,496)	(4,658)	379,607	720,859	3,287,733
Health Care Fund	790,134	110,515	17,619	13	(85,074)	(22,652)	(18,920)	45,441	(63,573)	46,942	837,076
Global Real Estate Fund	80,136	3,979	497	—	(1,764)	—	(2,291)	(10,130)	(13,688)	(9,709)	70,427
International Equity Fund	216,868	13,389	3	—	(19,593)	—	(7,360)	10,378	(16,572)	(3,183)	213,685
Main Street Mid Cap Fund	186,845	21,114	1,077	—	(12,822)	—	(6,916)	79	(18,582)	2,532	189,377
Discovery Mid Cap Growth Fund	5,172,491	932,236	406,722	—	(218,190)	(86,457)	(99,397)	22,601	25,279	957,515	6,130,006
Global Fund	7,140,575	1,068,867	348,235	—	(458,347)	(390,661)	(113,482)	(547,385)	(1,161,640)	(92,773)	7,047,802
Main Street Fund	8,347,830	1,694,403	115,580	—	(53,454)	(359,093)	(181,931)	(62,046)	(540,944)	1,153,459	9,501,289
Main Street Small Cap Fund	10,309,660	1,143,962	519,613	—	(222,490)	(131,148)	(698,394)	(168,940)	(701,359)	442,603	10,752,263
Balanced-Risk Allocation Fund	424,176	35,749	67,815	—	(15,287)	(7,911)	(2,422)	10,073	52,268	88,017	512,193
Core Plus Bond Fund	4,156,950	172,162	114,361	—	(136,421)	(104,122)	(89,431)	(97,689)	(313,302)	(141,140)	4,015,810
Equity and Income Fund	5,114,419	505,293	608,680	—	(891,686)	(126,438)	(90,116)	(250,473)	(750,033)	(244,740)	4,869,679
Small Cap Equity Fund	3,456,686	569,614	529,727	—	(89,012)	(115,483)	(122,444)	474,936	677,724	1,247,338	4,704,024
Equally Weighted S&P 500 Fund	5,562,260	895,022	1,851,109	—	(144,689)	(212,435)	(36,709)	(52,568)	1,404,708	2,299,730	7,861,990
Growth and Income Fund	399,455	50,673	1	—	(16,824)	—	(11,035)	25,677	(2,181)	48,492	447,947
American Value Fund	107,360	19,349	—	—	(25,423)	—	(5,249)	(9,411)	(40,083)	(20,734)	86,626
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,279,895	45,807	10,213	252	(74,454)	(31,574)	(29,466)	23,913	(101,116)	(55,309)	1,224,586
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Small Cap Core Portfolio	1,947,402	206,499	10,247	2,061	(77,613)	(2,058)	(56,275)	(7,825)	(131,463)	75,036	2,022,438
Rydex Variable Trust
Nova Fund	812,771	202,009	1,125	—	(107,800)	—	(15,983)	(148,147)	(270,805)	(68,796)	743,975
NASDAQ-100 Fund	1,789,152	254,891	2,184	411	(264,093)	—	(24,740)	(500,278)	(786,516)	(531,625)	1,257,527
U.S. Government Money Market Fund	361,607	5,821	—	—	—	—	(56,905)	(1)	(56,906)	(51,085)	310,522
Inverse S&P 500 Strategy Fund	17,120	(2,433)	2	—	(177)	(339)	(17)	531	—	(2,433)	14,687
Inverse NASDAQ-100 Strategy Fund	23,070	(3,430)	44	—	—	—	—	3,596	3,640	210	23,280
Inverse Government Long Bond Strategy Fund	5,385	299	7	—	—	(1,370)	(70)	(2,271)	(3,704)	(3,405)	1,980
Government Long Bond 1.2x Strategy	88,481	(2,634)	7	—	—	(4,628)	(394)	(11,785)	(16,800)	(19,434)	69,047
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,017,964	177,160	5,067	—	(183,919)	(145,512)	(71,899)	2,925	(393,338)	(216,178)	2,801,786
S&P 500 Pure Growth Fund	4,599,182	822,820	148,486	—	(497,529)	(74,477)	(106,198)	(223,972)	(753,690)	69,130	4,668,312
S&P MidCap 400 Pure Growth Fund	1,171,441	194,043	292	—	(96,428)	(163,887)	(9,888)	(7,859)	(277,770)	(83,727)	1,087,714
Guggenheim Variable Insurance Funds
Long Short Equity Fund	964,325	84,591	357,202	—	(14,552)	(85,192)	(8,628)	(1,297,746)	(1,048,916)	(964,325)	—
Multi-Hedge Strategies Fund	1,143,390	(8,428)	9,869	—	(33,134)	(137,704)	(13,068)	34,848	(139,189)	(147,617)	995,773
Global Managed Futures Strategy Fund	388,277	(13,644)	3,566	—	(9,875)	(34,400)	(6,849)	(8,260)	(55,818)	(69,462)	318,815
Small Cap Value Fund	4,839,229	323,134	83,015	—	(134,396)	(169,526)	(69,234)	(124,224)	(414,365)	(91,231)	4,747,998
ProFunds VP
Profund Access VP High Yield Fund	30,669	1,326	—	—	(6,781)	—	(1,384)	2,024	(6,141)	(4,815)	25,854
Asia 30	52,468	9,306	141	—	—	—	(94)	701	748	10,054	62,522
Banks	85,401	11,859	939	—	(1,252)	—	(1,583)	14,233	12,337	24,196	109,597
Materials	37,853	6,018	71	—	—	—	(1,820)	12,362	10,613	16,631	54,484
Bear	5,520	(870)	2	—	—	—	(23)	435	414	(456)	5,064
Biotechnology	222,189	14,539	126	—	(12,724)	—	(5,200)	(12,856)	(30,654)	(16,115)	206,074
Bull	545,269	93,020	—	—	(215)	—	(54,323)	(35,366)	(89,904)	3,116	548,385
Consumer Staples	67,389	8,717	131	—	(5,067)	—	(1,882)	175	(6,643)	2,074	69,463
Consumer Discretionary	99,109	7,177	4	—	(6,001)	—	(3,419)	(12,597)	(22,013)	(14,836)	84,273
Dow 30	193,713	23,614	869	—	—	—	(12,946)	59,758	47,681	71,295	265,008
Emerging Markets	64,656	8,784	1	—	(734)	—	(4,000)	(3)	(4,736)	4,048	68,704
Europe 30	36,379	4,111	1	—	(4,132)	—	(2,780)	10,736	3,825	7,936	44,315
Falling U.S. Dollar	19,808	3	—	—	—	—	—	—	—	3	19,811
Financials	17,826	4,227	70	—	(1,035)	—	(2,236)	11,772	8,571	12,798	30,624
Health Care	254,638	17,905	6	—	(19,859)	(6)	(14,687)	(100,659)	(135,205)	(117,300)	137,338
Industrials	125,307	21,465	871	—	(9,782)	—	(3,283)	12,224	30	21,495	146,802
International	32,395	2,598	1	—	(21,156)	—	(1,491)	—	(22,646)	(20,048)	12,347
Internet	202,582	20,955	57	—	—	(3,944)	(4,500)	(2,417)	(10,804)	10,151	212,733
Japan	40,244	6,552	—	—	—	—	(1,254)	(779)	(2,033)	4,519	44,763
Large-Cap Growth	792,864	176,814	1,171	—	(150,888)	—	(23,141)	(7,560)	(180,418)	(3,604)	789,260
Large-Cap Value	544,238	53,795	132	—	(42,556)	—	(26,525)	(113,340)	(182,289)	(128,494)	415,744
Mid-Cap	90,874	8,150	4	—	(9,330)	—	(2,719)	44	(12,001)	(3,851)	87,023
Mid-Cap Growth	267,375	32,729	1	—	(88,558)	—	(7,303)	(171)	(96,031)	(63,302)	204,073
Mid-Cap Value	92,446	5,130	1,039	—	(8,836)	—	(4,634)	116	(12,315)	(7,185)	85,261
Government Money Market	2,419,732	33,292	111,261	—	(205,913)	(45,378)	(111,953)	58,079	(193,904)	(160,612)	2,259,120
Energy	276,332	11,992	69	—	(752)	—	(9,797)	(66,432)	(76,912)	(64,920)	211,412
NASDAQ-100	249,370	37,750	—	—	(503)	—	(14,551)	4,174	(10,880)	26,870	276,240
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Pharmaceuticals	56,420	2,769	128	—	(9,071)	—	(522)	1,120	(8,345)	(5,576)	50,844
Precious Metals	274,828	57,916	11,935	—	(1,295)	—	(7,264)	(4,968)	(1,592)	56,324	331,152
Real Estate	57,222	5,987	1	—	—	—	(745)	2	(742)	5,245	62,467
Rising Rates Opportunity	14,763	423	3	—	(11,808)	—	(1,822)	—	(13,627)	(13,204)	1,559
Semiconductor	182,312	115,760	2,595	—	(5,368)	—	(8,210)	21,447	10,464	126,224	308,536
Short Dow 30	1,366	(119)	—	—	—	—	—	(3)	(3)	(122)	1,244
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	4,889	(407)	—	—	—	—	(27)	(3)	(30)	(437)	4,452
Short Mid-Cap	1,322	(121)	1	—	—	—	—	—	1	(120)	1,202
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,750	(152)	—	—	—	—	(28)	—	(28)	(180)	1,570
Small-Cap	143,445	7,200	142	—	(49,987)	—	(6,571)	2,908	(53,508)	(46,308)	97,137
Small-Cap Growth	143,687	11,894	—	—	(8,964)	—	(6,866)	3,253	(12,577)	(683)	143,004
Small-Cap Value	89,421	2,204	141	—	—	—	(4,531)	1,755	(2,635)	(431)	88,990
Technology	213,317	33,086	139	—	(9,907)	(7,932)	(12,993)	45,337	14,644	47,730	261,047
Communication Services	366	71	—	—	—	—	(74)	—	(74)	(3)	363
U.S. Government Plus	63,949	188	—	—	(9,275)	—	(1,765)	14,706	3,666	3,854	67,803
UltraBull	844,963	317,295	2,918	—	(8,909)	—	(25,270)	84,205	52,944	370,239	1,215,202
UltraMid-Cap	363,859	61,934	2,487	—	—	—	(4,985)	10,614	8,116	70,050	433,909
UltraNASDAQ-100	595,697	171,229	2,486	—	(5,290)	—	(41,753)	(11,348)	(55,905)	115,324	711,021
UltraShort Dow 30	226	(91)	—	—	—	—	—	(1)	(1)	(92)	134
UltraShort NASDAQ-100	95	(50)	—	—	—	—	—	(1)	(1)	(51)	44
UltraSmall-Cap	109,708	14,730	2,805	—	(3,881)	—	(1,633)	17,921	15,212	29,942	139,650
Utilities	130,571	22,222	65	—	(1,752)	(64)	(9,799)	(88,264)	(99,814)	(77,592)	52,979
VanEck Worldwide Insurance Trust
Global Resources Fund	5,514,553	206,805	29,280	1,321	(229,024)	(208,740)	(78,776)	(244,975)	(730,914)	(524,109)	4,990,444
Emerging Markets Fund	732,890	83,526	3,341	(1,049)	(23,415)	(1,207)	(9,356)	31,989	303	83,829	816,719
Emerging Markets Bond Fund	393,569	19,823	145	—	(15,826)	(8,235)	(2,976)	(54,864)	(81,756)	(61,933)	331,636
Janus Henderson Series
Global Technology and Innovation Portfolio	15,827,232	4,191,190	1,996,711	—	(382,174)	(893,302)	(452,495)	(171,447)	97,293	4,288,483	20,115,715
Overseas Portfolio	1,473,078	155,997	111,180	—	(58,133)	(56,544)	(15,622)	(113,042)	(132,161)	23,836	1,496,914
Research Portfolio	101,725	25,755	54	—	(15,996)	(17,695)	(2,306)	(2,786)	(38,729)	(12,974)	88,751
Enterprise Services Portfolio	37,284,426	5,106,319	1,536,603	—	(2,209,775)	(1,542,334)	(1,402,548)	(514,618)	(4,132,672)	973,647	38,258,073
Global Research Portfolio	1,552,536	388,379	167,306	—	(94,217)	(5,808)	(34,638)	1,099,034	1,131,677	1,520,056	3,072,592
Mid Cap Value Portfolio	4,545,243	677,870	237,831	—	(280,801)	(137,703)	(84,110)	304,270	39,487	717,357	5,262,600
Balanced Portfolio	78,720,780	10,527,237	3,992,026	—	(6,604,606)	(1,756,060)	(2,548,193)	(205,159)	(7,121,992)	3,405,245	82,126,025
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Flexible Bond Portfolio	7,117,312	277,535	148,033	—	(73,465)	(179,508)	(157,790)	263,385	655	278,190	7,395,502
Forty Portfolio	—	161	50,306	—	—	—	—	—	50,306	50,467	50,467
PIMCO Variable Insurance Trust
Total Return Portfolio	28,859,224	1,234,146	1,593,607	2,630	(1,138,499)	(1,078,100)	(682,232)	1,670,771	368,177	1,602,323	30,461,547
Low Duration Portfolio	28,079,889	900,883	1,517,818	—	(1,186,047)	(1,951,373)	(1,020,558)	313,675	(2,326,485)	(1,425,602)	26,654,287
High Yield Portfolio	11,383,503	726,024	1,195,341	316	(394,920)	(363,430)	(400,391)	2,139,337	2,176,253	2,902,277	14,285,780
Real Return Portfolio	20,588,946	816,563	518,776	—	(680,546)	(958,996)	(460,169)	60,844	(1,520,091)	(703,528)	19,885,418
All Asset Portfolio	2,783,311	160,336	78,909	—	(103,673)	(130,802)	(88,176)	(13,015)	(256,757)	(96,421)	2,686,890
Global Managed Asset Allocation Portfolio	1,013,616	113,953	9,987	—	(25,363)	(7,807)	(6,669)	121	(29,731)	84,222	1,097,838
Short-Term Portfolio	45,099,059	1,369,608	1,223,746	—	(2,559,424)	(2,820,327)	(1,700,049)	(2,637,009)	(8,493,063)	(7,123,455)	37,975,604
Emerging Markets Bond Portfolio	1,544,898	113,033	10,544	—	(38,922)	(166,536)	(36,186)	33,006	(198,094)	(85,061)	1,459,837
Global Bond Opportunities Portfolio	76,974	2,266	—	—	—	—	—	185	185	2,451	79,425
Commodity Real Return Strategy Portfolio	6,445,420	289,812	65,861	—	(286,762)	(258,455)	(104,457)	(620,455)	(1,204,268)	(914,456)	5,530,964
International Bond (USD-Hedged) Portfolio	2,696,013	81,372	26,217	—	(47,688)	(48,351)	(110,526)	69,506	(110,842)	(29,470)	2,666,543
Dynamic Bond Adv Portfolio	2,005,684	74,597	33,249	—	(40,604)	(18,368)	(145,275)	23,742	(147,256)	(72,659)	1,933,025
Income Advisor Portfolio	31,631,301	1,557,683	1,826,724	—	(5,191,000)	(430,450)	(1,145,009)	2,260,246	(2,679,489)	(1,121,806)	30,509,495
StocksPLUS Global Portfolio	—	19	—	—	—	—	—	749	749	768	768
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,402,481	236,476	5,893	433	(83,288)	(18,305)	(59,074)	63,909	(90,432)	146,044	1,548,525
Large Cap Value Fund	155,791	39,128	4,228	—	(43,423)	(14,687)	(8,238)	100,341	38,221	77,349	233,140
Mid Cap Value Fund	2,827,344	327,279	10,745	3,000	(68,119)	(8,280)	(97,613)	(48,412)	(208,679)	118,600	2,945,944
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	495,985	72,850	1,112	—	(179,301)	(13,266)	(9,204)	153,409	(47,250)	25,600	521,585
AMT Mid Cap Intrinsic Value Portfolio	118,652	8,511	1,658	—	(3,085)	—	(1,518)	1,692	(1,253)	7,258	125,910
BNY Mellon Variable Investment Fund
Appreciation Portfolio	248,194	30,575	180	—	(37,234)	—	(13,394)	39,825	(10,623)	19,952	268,146
Sustainable U.S. Equity Portfolio	16,103	3,628	131	—	—	—	(601)	5,484	5,014	8,642	24,745
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	18,225	1,209	167	—	(4,491)	—	(1,043)	(16)	(5,383)	(4,174)	14,051
Emerging Markets Equity Portfolio	113,354	14,633	755	—	(6,036)	(2,866)	(4,832)	28	(12,951)	1,682	115,036
Discovery Portfolio	38,118	4,852	—	—	—	—	(1,681)	(49)	(1,730)	3,122	41,240
U.S. Real Estate Portfolio	40,180	4,376	—	—	(4,315)	—	(1,975)	1	(6,289)	(1,913)	38,267
Northern Lights Variable Trust
Power Dividend Index Fund	682,293	80,829	70	—	(112,232)	(99,035)	(1,917)	5,775	(207,339)	(126,510)	555,783
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,539,338	293,117	—	—	(934)	—	(86,128)	(13,204)	(100,266)	192,851	2,732,189
Small Cap Growth Portfolio	21,398	3,716	—	—	—	—	—	—	—	3,716	25,114
Discovery Value Portfolio	6,909,113	598,310	462,039	—	(218,306)	(166,074)	(108,127)	(369,157)	(399,625)	198,685	7,107,798
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,752,288	409,153	210,067	—	(123,514)	(166,734)	(52,391)	(122,847)	(255,419)	153,734	3,906,022
Capital Appreciation Fund	462,038	91,634	577	—	(55,815)	(80,289)	(3,776)	(24,545)	(163,848)	(72,214)	389,824
Equity Dividend Fund	21,770,381	2,597,842	2,680,326	—	(1,287,819)	(770,282)	(656,950)	(1,974,323)	(2,009,048)	588,794	22,359,175
Global Allocation Fund	11,864,939	1,124,157	598,326	—	(920,308)	(622,414)	(234,363)	(228,251)	(1,407,010)	(282,853)	11,582,086
Advantage Large Cap Core Fund	417,983	86,123	5,026	—	—	—	(14,849)	(20,771)	(30,594)	55,529	473,512
Large Cap Focus Growth Fund	13,290,839	2,893,123	1,020,010	—	(590,332)	(274,362)	(238,601)	(1,025,613)	(1,108,898)	1,784,225	15,075,064
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
60/40 Target Allocation ETF Fund	7,326,689	900,649	386,613	—	(241,106)	(37,800)	(51,654)	372,590	428,643	1,329,292	8,655,981
Total Return Fund	1,635,480	69,927	15	—	—	—	(25,528)	186,211	160,698	230,625	1,866,105
S&P 500 Fund	1,808,621	352,298	—	—	—	(10,435)	(26,509)	(102,811)	(139,755)	212,543	2,021,164
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	10,969,197	2,189,917	1,240,277	—	(287,856)	(195,426)	(201,323)	950,058	1,505,730	3,695,647	14,664,844
Dividend Opportunity Portfolio	8,358,698	1,308,836	674,942	—	(167,782)	(236,689)	(190,469)	(236,534)	(156,532)	1,152,304	9,511,002
Emerging Markets Bond Portfolio	3,888,217	258,807	24,056	—	(142,286)	(276,320)	(66,184)	2,896	(457,838)	(199,031)	3,689,186
High Yield Portfolio	6,479,175	396,997	807,145	—	(273,569)	(114,500)	(280,596)	(336,324)	(197,844)	199,153	6,678,328
Select Large-Cap Value Portfolio	12,796,106	1,828,978	828,347	—	(2,355,411)	(342,623)	(461,238)	1,313,918	(1,017,007)	811,971	13,608,077
Seligman Global Tech Portfolio	15,762,403	2,670,859	1,595,080	—	(367,253)	(303,931)	(601,987)	(171,670)	150,239	2,821,098	18,583,501
US Government Mortgage Portfolio	817,028	43,252	136,739	—	(11,790)	—	(46,297)	273	78,925	122,177	939,205
Strategic Income Portfolio	1,758,934	101,969	108,741	—	(48,972)	(7,103)	(21,688)	190,473	221,451	323,420	2,082,354
Emerging Markets Portfolio	348,875	35,280	12,874	—	—	(8,058)	(1,897)	38,379	41,298	76,578	425,453
Select Mid Cap Value Portfolio	114,935	58,752	366,661	—	(5,465)	—	(23,325)	163,669	501,540	560,292	675,227
Small Cap Value Portfolio	82,965	47,893	601,141	—	(8,717)	(729)	(11,616)	268,279	848,358	896,251	979,216
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	48,711,506	10,044,820	6,035,603	—	(964,740)	(1,968,285)	(909,603)	283,886	2,476,861	12,521,681	61,233,187
Small Cap Index Portfolio	7,552,361	678,125	328,792	—	(265,139)	(272,087)	(95,280)	(376,731)	(680,445)	(2,320)	7,550,041
Alternative Asset Allocation Portfolio	1,030,313	70,805	3,882	—	(23,602)	(54,430)	(8,662)	(1,042)	(83,854)	(13,049)	1,017,264
Global Small Cap Portfolio	167,751	(2,321)	—	—	(5,547)	—	(75)	(159,808)	(165,430)	(167,751)	—
Small Mid Cap Value Portfolio	3,856,271	217,540	14,091	—	(155,790)	(289,075)	(65,936)	(193,465)	(690,175)	(472,635)	3,383,636
CROCI US Portfolio	176,159	13,621	—	—	—	(31,762)	(3,351)	(154,667)	(189,780)	(176,159)	—
High Income Portfolio	555,066	4,168	34,257	—	(85,980)	(7,712)	(7,070)	(492,729)	(559,234)	(555,066)	—
Eaton Vance Variable Trust
Floating Rate Income Portfolio	20,633,222	947,199	2,394,479	—	(1,094,264)	(757,074)	(1,047,313)	318,377	(185,795)	761,404	21,394,626
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,175,178	491,314	14,936	—	(170,130)	(131,047)	(107,976)	(86,260)	(480,477)	10,837	4,186,015
Income Fund	24,992,559	2,126,380	2,679,386	—	(1,334,390)	(1,194,206)	(1,000,449)	(525,644)	(1,375,303)	751,077	25,743,636
Global Bond Fund	21,567,883	(57,944)	339,323	—	(829,506)	(846,842)	(469,294)	590,376	(1,215,943)	(1,273,887)	20,293,996
Foreign Fund	35,725,950	2,847,325	1,407,565	—	(1,247,036)	(2,145,233)	(783,789)	(397,880)	(3,166,373)	(319,048)	35,406,902
Developing Markets Fund	2,388,608	310,692	5,938	—	(103,710)	(120,606)	(38,451)	(53,492)	(310,321)	371	2,388,979
Mutual Global Discovery Fund	4,540,560	380,827	15,401	—	(170,376)	(84,700)	(110,172)	(45,819)	(395,666)	(14,839)	4,525,721
Rising Dividends Fund	27,877,839	3,384,681	1,332,035	—	(783,848)	(1,391,862)	(560,825)	(288,798)	(1,693,298)	1,691,383	29,569,222
DynaTech 2 Fund	4,014,041	929,062	945,873	—	(55,247)	(19,461)	(127,661)	771,828	1,515,332	2,444,394	6,458,435
Global Real Estate Fund	—	613	2,374	—	—	—	(953)	538	1,959	2,572	2,572
VolSmart Allocation Fund	77,047	21,182	76,882	—	(2,924)	(70,850)	(3)	29,270	32,375	53,557	130,604
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	2,239,781	281,751	6,111	—	(128,752)	(63,905)	(33,172)	(75,030)	(294,748)	(12,997)	2,226,784
Balanced Portfolio	6,050,704	859,739	15,630	—	(190,615)	(43,757)	(173,552)	(18,462)	(410,756)	448,983	6,499,687
Global Equity Portfolio	985,409	52,586	362	—	—	(5,038)	(3,692)	(1,029,627)	(1,037,995)	(985,409)	—
Energy Portfolio	1,351,364	(65,167)	2,932	—	(71,636)	(19,677)	(17,606)	(112,658)	(218,645)	(283,812)	1,067,552
Natural Resources Portfolio	578,408	30,260	743	—	(40,263)	—	(19,386)	(427)	(59,333)	(29,073)	549,335
Growth Portfolio	2,787,512	504,065	26,691	—	(120,948)	(31,554)	(64,512)	(89,448)	(279,771)	224,294	3,011,806
High Income Portfolio	9,237,969	509,840	85,078	—	(376,334)	(280,060)	(251,188)	(128,969)	(951,473)	(441,633)	8,796,336
International Core Equity Portfolio	5,489,534	525,532	39,997	—	(225,310)	(215,542)	(82,423)	810,580	327,302	852,834	6,342,368
Global Growth Portfolio	617,489	205,297	454	—	(54,600)	—	(100,796)	1,011,358	856,416	1,061,713	1,679,202
Mid Cap Growth Portfolio	8,600,166	414,710	132,285	—	(381,773)	(772,411)	(197,705)	(500,390)	(1,719,994)	(1,305,284)	7,294,882
Science and Technology Portfolio	13,625,194	3,489,561	120,573	—	(723,207)	(320,631)	(273,404)	(1,066,755)	(2,263,424)	1,226,137	14,851,331
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Small Cap Growth Portfolio	3,716,539	431,339	26,620	—	(121,231)	(332,315)	(74,997)	(92,218)	(594,141)	(162,802)	3,553,737
SMID Cap Core Portfolio	9,050,218	959,956	19,441	—	(250,553)	(352,548)	(199,386)	(667,437)	(1,450,483)	(490,527)	8,559,691
Total Return Portfolio	88,059	10,348	—	—	—	—	(903)	(1,467)	(2,370)	7,978	96,037
International Portfolio	953,379	22,475	—	—	(8,864)	—	(1,513)	(965,477)	(975,854)	(953,379)	—
Opportunity Portfolio	7,269,145	835,449	36,810	—	(362,541)	(321,423)	(114,079)	(153,803)	(915,036)	(79,587)	7,189,558
Lazard Retirement Series, Inc.
International Equity Portfolio	1,130,591	159,326	3,872	—	(3,071)	(34,246)	(29,457)	(10,196)	(73,098)	86,228	1,216,819
Global Dynamic Multi Asset Portfolio	860,737	88,313	179	—	(34,712)	(61,435)	(9,487)	(13,697)	(119,152)	(30,839)	829,898
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,457,468	124,213	15,671	—	(111,443)	(220,072)	(50,024)	(31,500)	(397,368)	(273,155)	2,184,313
ClearBridge Variable Mid Cap Portfolio	15,486,987	937,051	1,120,307	—	(369,912)	(676,199)	(237,945)	(68,565)	(232,314)	704,737	16,191,724
ClearBridge Variable Dividend Strategy Portfolio	36,178,614	4,814,799	1,390,119	—	(6,789,354)	(463,721)	(1,566,303)	499,794	(6,929,465)	(2,114,666)	34,063,948
ClearBridge Variable Small Cap Growth Portfolio	8,735,629	136,611	940,753	—	(202,014)	(210,119)	(178,463)	(455,039)	(104,882)	31,729	8,767,358
ClearBridge Variable Growth Portfolio	811,020	60,290	—	—	(1,441)	—	(14,787)	3,020	(13,208)	47,082	858,102
Western Asset Variable Core Bond Plus Portfolio	65,452,511	1,417,535	3,990,738	—	(2,188,147)	(4,030,924)	(1,595,944)	1,954,481	(1,869,796)	(452,261)	65,000,250
ClearBridge Variable Large Cap Growth Portfolio	26,036,211	5,676,972	2,380,422	—	(763,120)	(1,815,363)	(680,612)	(1,014,292)	(1,892,965)	3,784,007	29,820,218
Pioneer Variable Contracts Trust
Fund Portfolio	1,749,674	499,392	193,884	—	(16,444)	(46,357)	(46,871)	1,038,747	1,122,959	1,622,351	3,372,025
Bond Portfolio	44,080,200	2,140,091	3,589,899	—	(1,461,351)	(2,608,534)	(1,371,184)	917,817	(933,353)	1,206,738	45,286,938
Strategic Income Portfolio	10,220,175	579,198	62,147	—	(208,954)	(284,582)	(216,072)	(94,893)	(742,354)	(163,156)	10,057,019
Equity Income Portfolio	10,733,485	1,081,057	485,601	—	(107,127)	(631,934)	(239,479)	(236,779)	(729,718)	351,339	11,084,824
High Yield Portfolio	555,385	38,017	111	—	(62,233)	—	(11,651)	4,962	(68,811)	(30,794)	524,591
Prudential Series Funds
Natural Resources Portfolio	655,298	48,704	1,554	—	(3,074)	—	(12,144)	(44,820)	(58,484)	(9,780)	645,518
Mid-Cap Growth Portfolio	137,198	10,336	—	—	(4,810)	—	(1,802)	129	(6,483)	3,853	141,051
PGIM Jennison Focused Blend Portfolio	—	—	—	—	—	—	—	—	—	—	—
PGIM Jennison Blend Portfolio	506,159	105,364	10,192	—	(11,578)	(2,456)	(5,552)	(13,720)	(23,114)	82,250	588,409
Royce Capital Fund
Micro-Cap Portfolio	205,872	14,466	381	—	(670)	—	(283)	(349)	(921)	13,545	219,417
Small Cap Portfolio	7,309,686	354,614	234,547	—	(350,750)	(260,414)	(123,037)	1,041,449	541,795	896,409	8,206,095
Alps Fund
Alerian Energy Infrastructure Portfolio	5,133,095	1,197,187	245,776	—	(155,181)	(317,985)	(96,039)	204,764	(118,665)	1,078,522	6,211,617
Global Opportunity Portfolio	1,700,555	277,074	49,128	—	(26,244)	(20,377)	(15,591)	(30,085)	(43,169)	233,905	1,934,460
American Funds IS
Asset Allocation Fund	90,066,273	12,290,005	5,222,407	—	(3,563,106)	(2,009,430)	(3,794,430)	1,072,100	(3,072,459)	9,217,546	99,283,819
Washington Mutual Investors Fund	52,776,768	9,259,763	4,746,246	—	(1,524,898)	(2,430,186)	(1,126,463)	222,576	(112,725)	9,147,038	61,923,806
Ultra-Short Bond Fund	18,769,795	420,829	530,759	—	(624,060)	(510,304)	(417,255)	(1,647,353)	(2,668,213)	(2,247,384)	16,522,411
Capital Income Builder Fund	20,561,730	2,547,685	1,635,128	—	(770,475)	(378,552)	(462,063)	741,574	765,612	3,313,297	23,875,027
Global Growth Fund	29,470,156	4,542,125	2,356,359	—	(1,258,510)	(1,710,378)	(565,844)	(964,771)	(2,143,144)	2,398,981	31,869,137
Capital World Growth and Income Fund	18,647,769	2,616,862	776,385	—	(991,266)	(407,087)	(533,311)	(406,621)	(1,561,900)	1,054,962	19,702,731
Global Small Capitalization Fund	6,635,005	320,894	267,235	—	(201,203)	(246,920)	(46,255)	180,592	(46,551)	274,343	6,909,348
Growth Fund	62,763,441	13,635,611	6,357,042	—	(2,097,492)	(2,003,513)	(1,049,695)	(1,402,284)	(195,942)	13,439,669	76,203,110
Growth-Income Fund	67,156,552	13,584,993	7,796,293	—	(1,639,128)	(1,434,581)	(1,104,901)	(1,635,784)	1,981,899	15,566,892	82,723,444
International Fund	9,723,149	1,046,257	335,752	—	(498,657)	(663,985)	(160,998)	317,040	(670,848)	375,409	10,098,558
International Growth and Income Fund	8,447,711	826,025	525,041	—	(167,435)	(365,759)	(140,363)	(362,799)	(511,315)	314,710	8,762,421
New World Fund	33,099,253	4,082,026	1,549,163	—	(1,106,340)	(1,635,078)	(655,842)	(293,486)	(2,141,583)	1,940,443	35,039,696
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets (Unaudited)
Period Ended September 30, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
U.S. Government Securities Fund	15,430,082	102,157	508,359	—	(487,117)	(4,953,497)	(310,759)	(648,154)	(5,891,168)	(5,789,011)	9,641,071
Global Balanced Fund	76,659	29,908	280,363	—	(1,435)	—	(1)	66,618	345,545	375,453	452,112
The Bond Fd of America Fund	26,308	42,350	631,618	—	(7,525)	—	(6,614)	430,265	1,047,744	1,090,094	1,116,402
Invesco Oppenheimer
International Growth Fund	22,501,364	1,794,299	1,617,171	—	(799,001)	(1,206,132)	(476,102)	(356,778)	(1,220,842)	573,457	23,074,821
T. Rowe Price
Blue Chip Growth Portfolio	66,803,968	17,089,721	5,561,980	—	(3,235,849)	(3,445,542)	(1,862,140)	(4,019,382)	(7,000,933)	10,088,788	76,892,756
Health Sciences Portfolio	31,769,367	4,076,294	1,867,071	—	(857,654)	(1,570,849)	(737,834)	138,531	(1,160,735)	2,915,559	34,684,926
Equity Income Portfolio	55,279	32,586	240,171	—	—	—	(2,484)	70,145	307,832	340,418	395,697
Mid-Cap Growth Portfolio	45,586	29,393	529,624	—	(5,403)	(87,422)	(6,507)	179,839	610,131	639,524	685,110
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,736,183	494,543	195,406	—	(128,748)	(129,809)	(134,485)	(111,267)	(308,903)	185,640	2,921,823
Fundamental All Cap Core Portfolio	225,619	43,113	450	—	—	—	(2,646)	(5,135)	(7,331)	35,782	261,401
Select Bond Portfolio	334,421	12,076	80,575	—	(63,935)	—	(2,720)	4,217	18,137	30,213	364,634
Strategic Income Opportunities Portfolio	706,194	32,125	545,668	—	(70,295)	(18,424)	(1,093)	(24,482)	431,374	463,499	1,169,693
Federated Hermes
High Income Bond Portfolio	1,969,525	72,276	39,879	—	(2,636)	(472,730)	(37,728)	(66,150)	(539,365)	(467,089)	1,502,436
Kaufmann Portfolio	5,634,869	794,852	92,355	—	(198,285)	(99,535)	(75,972)	(576,757)	(858,194)	(63,342)	5,571,527
Managed Volatility Portfolio	409,461	41,688	67,327	—	(754)	(13,987)	(2,212)	(223,048)	(172,674)	(130,986)	278,475
Principal Variable Contracts
Blue Chip Fund	886,019	217,845	86,967	—	—	(30,937)	(11,667)	466,802	511,165	729,010	1,615,029
Equity Income Fund	426,884	72,127	49,336	—	(18,126)	—	(6,790)	(102)	24,318	96,445	523,329
Diversified Balance Fund	2,059,266	204,487	186,682	—	(57,518)	(103,332)	(5,417)	131,653	152,068	356,555	2,415,821
Diversified Growth Fund	269,644	92,193	225,090	—	(817)	(16,298)	(697)	565,491	772,769	864,962	1,134,606
Diversified Income Fund	87,458	7,229	—	—	—	—	(3,024)	4,040	1,016	8,245	95,703
Putnam Variable Trust
Core Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	42	1,697	—	—	—	—	—	1,697	1,739	1,739
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	—	—	—	—	—	—	—	—	—	—
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	1,494	152,615	—	—	—	(86)	6,755	159,284	160,778	160,778
Large Cap Growth Fund	—	1,561	61,072	—	—	—	—	1	61,073	62,634	62,634
Large Cap Value Fund	—	7,465	533,645	—	—	—	(302)	20,603	553,946	561,411	561,411
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	1,785	—	—	—	—	—	29,061	29,061	30,846	30,846
Small Cap Value Fund	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), Lincoln Variable Insurance Portfolio American Century Funds (“LVIP ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Calvert Variable Trust, Inc. ("CVT"), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF") , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Macquarie Variable Insurance Portfolios ("MVIP"), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”), the Federated Hermes (“FED H”), the Principal Variable Contracts ("PRIN"), and the Putnam Variable Trust ("PVT"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021, the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021, the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021, the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021, the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021, the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022, the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023, the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023, the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023, the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023, the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.
Effective November 13, 2023, the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023, the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP") and the DEL Global Equity Portfolio was merged into the DEL IVY VIP Global Growth Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio, VIP Global Small Cap Portfolio, and VIP CROCI US Portfolio were closed and on June 17, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the DWS Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at June 17, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024, the CAM S&P 500 Index Portfolio was renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio was renamed the LMVET ClearBridge Variable Growth Portfolio.

Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") was renamed the Macquarie Variable Insurance Portfolios ("MVIP").

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
Effective May 7, 2024, the following portfolios were introduced, the AFIS Asset Allocation Fund, AFIS Global Growth Fund, the VIPF Government Money Market Portfolio Service Class 2, the VIPF Growth Opportunities Portfolio and LAC Short Duration Income Portfolio.
Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global Opportunity Portfolio, and FED H Kaufmann were closed to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors.

Effective August 1, 2024, the Separate Account began offering a new portfolio of funds, provided by Putnam Variable Trust (“PVT”). The funds available under this portfolio include the PVT Core Equity Portfolio, the PVT Emerging Markets Equity Portfolio, the PVT Focused International Equity Portfolio, PVT George Putnam Balanced Portfolio, the PVT Global Asset Allocation Portfolio, the PVT Global Health Care Portfolio, the PVT High Yield Portfolio, the PVT International Equity Portfolio, the PVT International Value Portfolio, the PVT Large Cap Growth Portfolio, the PVT Large Cap Value Portfolio, the PVT Research Portfolio, the PVT Small Cap Growth Portfolio, and the PVT Small Cap Value Portfolio. In addition, the JANUS Forty Portfolio, the PIMCO StocksPLUS Global Portfolio, and the LVIP ACVP Capital Appreciation Portfolio were introduced on August 1 2024.
Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At September 30, 2024, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,449,074,353	$—	$—	$2,449,074,353
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended September 30, 2024.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Midland National Life Insurance Company
Separate Account C
Note to Financial Statements (Unaudited)
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.
Subsequent Events
The Separate Account has evaluated subsequent events through January 13, 2025, which is the date the unaudited financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective October 11, 2024, one PF fund will have a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective October 24, 2024, the GVIF Small Cap Value Portfolio was hard-closed, and then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Portfolio and remains closed to new investors.

Effective December 4, 2024, the MSVIF U.S. Real Estate Fund was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.

Part C
OTHER INFORMATION
Item 27. Exhibits

(a)		Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)
(b)		Not Applicable
(c)	(1)	Distribution Agreement between Sammons Financial Network, LLC and Midland National Life Insurance Company (21)
	(2)	Registered Representative Contract (8)
(d)	(1)	Form of Registered Index-Linked and Variable Annuity Contract (21)
	(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (23)
	(3)	Form of Annual Ratchet Death Benefit Rider (23)
	(4)	Form of Cycle Index Endorsement (23)
	(5)	Form of Flexible Premium Deferred Index-Linked Variable Annuity Contract (23)
(e)	(1)	Application for Registered Index-Linked and Variable Annuity Contract (21)
	(2)	Form of Application for Flexible Premium Deferred Index-Linked Variable Annuity (23)
(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)
	(2)	By-laws of Midland National Life Insurance Company (2)
(g)		Not Applicable
(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)
	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)
	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)
	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)
	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)
	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)
	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)
	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)
	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)
	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)
	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)
	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)
	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)
	(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)
	(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)
	(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)
	(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)
	(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)
	(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)
	(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)
(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)
(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)
(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)
(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)
(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)
(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)
(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)
(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)
(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)
(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)
(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)
(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)
(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)
(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)
(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)
(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)
(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)
(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)
(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)
(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)
(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)
(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)
	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)
	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)
(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)
	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)
(k)		Opinion and Consent of Counsel (25)
(l)		Consent of Independent Registered Public Accounting Firm (25)
(m)		Not Applicable
(n)		Not Applicable
(o)		Not Applicable
(p)		Powers of Attorney (24)
(q)		Not Applicable
(r)		Historical Current Limits on Index Gains (25)

1	Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5	Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10	Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11	Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12	Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14	Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15	Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16	Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)
17	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)
18	Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
19	Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)

20	Incorporated herein by reference to Initial N-4 Filing on February 12, 2022 (File No. 333-262682)
21	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on April 29, 2022 (File No. 333-262682)
22	Incorporated herein by reference to Post-Effective Amendment No. 2 for Form S-1 on April 17, 2023 (File No. 333-255059.
23	Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 19, 2024 (File No. 333-262682.
24	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on October 11, 2024 (File No. 333-282591.
25	Filed herewith.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Darron K. Ash	Director
Willard Bunn, III	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
William D. Heinz	Director
Carl M. Harris	Director
Gina A. Norris	Director
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Casey C. Decker	Chief Operating Officer
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director
Brett L. Agnew	Senior Vice President, Deputy General Counsel – Securities & Investments and Assistant Secretary
David C. Attaway	Senior Vice President, Chief Financial Officer & Treasurer
Kathleen Bartling[2]	Chief People Officer
Kelly L. Coomer[3]	Senior Vice President & Chief Information Officer
Brian D. Hansen	Senior Vice President & Chief Development Officer
Eric Y. Lin	Senior Vice President & Corporate Actuary
Donald T. Lyons	Senior Vice President
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Amy E. Teas	Senior Vice President, General Counsel & Secretary
Stacy L. Bagby	Vice President – Sales & Compliance Administration
Marcy L. Baker	Vice President – Risk & Asset Liability Management
Neil A.Berns	Vice President & Chief Strategy Officer-Life
Jamie Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President and Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Kerry Cahill	Vice President – Business & Sales Development
Jackie Cockrum	Vice President – Administration
Timothy Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Casey C. Decker	Vice President - Strategic Partnerships & Digital Experience

Pam Doeppe	Vice President
Linda M. Durman	Vice President – Annuity Product Development & Inforce Management
Daniel Edsen	Vice President – Finance Reporting
Adora M. Ellis	Vice President – Investment Portfolio Management
Kirk P. Evans	Vice President – Product Development & Risk Management
Lynne M. Flater	Vice President & Chief Tax Officer
Trent Freier	Vice President - Corporate Markets
Christie Goodrich	Vice President – Life Product
Cyndi Hall	Vice President – Chief Compliance Officer
Jeffrey P. Heppner	Vice President – Information Technology
Jeannie Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark Kalinowski[3]	Vice President – Investment & Hedging Strategies
Marty E. Kennedy	Vice President – Sales Independent Broker Dealer
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Khen Leuk[3]	Vice President – Chief Underwriting Officer, SFG Bermuda Ltd.
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth Nailor	Vice President – Agency Services
Nicholas Nelson	Vice President – Centralized Services
Adam W. Newland	Vice President – Audit
Thomas A. Nucaro	Vice President & Chief Tax Officer
Jackson Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Information Technology
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun Parekh[3]	Vice President - Information Technology
Matthew P. Pelham	Vice President – Information Technology
Melissa R. Phillips	Vice President – Sales Operations Life
Michael A. Pietig	Vice President – Annuity New Business and Suitability
Henry Pietrkowski[3]	Vice President – Associate General Counsel – Litigation
Amy E. Rider	Vice President – Strategic Risk and Mortality Management
Jeffery S. Stout	Vice President – Corporate Actuarial Modeling
Sarah Theis	Vice President & Chief Strategy Officer
Rachelle Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Carmen Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Aaron D. Witt	Vice President – Chief Digital & Data Officer
Pat Glover	Associate Vice President – Financial Reporting
Jodi Schultz	Associate Vice President – Finance
Logan S. Veurink[2]	Associate Vice President – Capital Planning & Analysis
Jill Williams[3]	Associate Vice President – Operational Compliance & Chief AML Officer
1    Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2    One Sammons Plaza, Sioux Falls, SD 57193-9991
3    433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Depositor or Registrant.
The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of September 30, 2024, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
19160 West Bellfort Richmond Owner, LLC	DE	100.00
215 Castro LLC	DE	100.00
49 North, LLC	DE	100.00
5 Burlington Woods JV, LLC	DE	44.00
5 Burlington Woods, LLC	DE	100.00
550 Capital, Inc.	DE	100.00
800 Main Street Providence Village Owner, LLC	DE	100.00
ABV Holdings, LLC	NC	100.00
Access Plus (Scotland) Ltd.	ZZZ	100.00
Aerial Platform Hire Limited	IRL	100.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00
Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00
Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Lawrenceville, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion Music Row II, LLC	DE	100.00
Albion Music Row, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00

Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
AmeyBriggs Services Holding Limited	GBR	50.00
AmeyBriggs Services Limited	GBR	100.00
Asheville Resolution Corporation	DE	100.00
Aspen Solar, LLC	NC	100.00
ATCAP-CCI Atlanta Industrial II, LLC	DE	95.00
ATCAP-CCI Atlanta Industrial, LLC	DE	92.50
Atlas Atlanta Cobb International, LLC	DE	100.00
Atlas Atlanta II Doan, LLC	DE	100.00
Atlas Atlanta II International, LLC	DE	100.00
Atlas Atlanta II Park, LLC	DE	100.00
Atlas Atlanta II Shackleford, LLC	DE	100.00
Atlas Atlanta Mountain Industrial, LLC	DE	100.00
Atlas Atlanta Oakcliff, LLC	DE	100.00
Atlas Atlanta Royal Atlanta, LLC	DE	100.00
Atlas Atlanta Tuckerstone, LLC	DE	100.00
Balloo Hire Centre Limited	IRL	100.00
Balloo Hire Limited	IRL	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRL	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bestow Life Insurance Company	IA	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
Blulift Limited	IRL	100.00
BRE NC Solar 1, LLC	NC	100.00
Briggs Equipment Ireland Limited	IRL	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00
Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Burleson Wilshire Investment Partners, LLC	DE	100.00
Canal Reinsurance Company	IA	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Atlanta Industrial LLC	DE	100.00
CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00
CCI Historic, Inc.	DE	100.00
CCI Horizon LLC	DE	100.00
CCI Industrial - ATCAP Atlanta II Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview I Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II - SAF BTS Investor LLC	DE	100.00

CCI Industrial - JSC Lakeview II Investor LLC	DE	100.00
CCI Industrial - JSC Landis I Investor LLC	DE	100.00
CCI Industrial - JSC Landis II Investor LLC	DE	100.00
CCI Industrial - KDC Oncor Investor LLC	DE	100.00
CCI Industrial - SM Cary Investor LLC	DE	100.00
CCI Industrial - SM Locust Grove Investor LLC	DE	100.00
CCI Industrial Holdings LLC	DE	100.00
CCI JSC Holdings LLC	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Manager LLC	DE	100.00
CCI MF Holdings LLC	DE	100.00
CCI MFH - KV San Cierra Investor LLC	DE	100.00
CCI MFH - KV Tribeca/Encore Investor LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI Retail – GBT TX Sprouts Investor LLC	DE	100.00
CCI Retail Holdings LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI Westfields Investor LLC (fka CCI Ohana LLC)	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Clemina Hydro Power GP Ltd.	CAN	100.00
Clemina Hydro Power LP	CAN	99.00
Clemina Hydro Power LP	CAN	0.01
Columbia Mountains Power GP Ltd.	CAN	100.00
Columbia Mountains Power LP	CAN	99.00
Columbia Mountains Power LP	CAN	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Connect18 Energy Holdings, Inc.	DE	100.00
Consolidated Investment Services, Inc.	DE	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Cornwall Solar Center, LLC	NC	100.00
Crestwood Solar Center, LLC	NC	100.00
DC Solutions LLC	DE	100.00
Dement Farm, LLC	NC	100.00
Duplin Solar II, LLC	NC	100.00
Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00
E2M Partners, LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	CAN	100.00
English Hydro Power LP	CAN	0.01
English Hydro Power LP	CAN	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00

ESA Smithfield 1 NC, LLC	NC	100.00
Flagship Energy, LLC	DE	100.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Foundation X, LLC	DE	100.00
Galway Pland and Tool Hire Limited	IRL	100.00
GBT-CCI TX Sprouts JV, LLC	DE	82.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00
Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
Gila Bend Power Partners, LLC	DE	100.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00
Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00
HyElement Power, Inc.	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00
J.B. Plant Hire Limited	GBR	100.00
Jackson-Shaw Company LLC	DE	100.00
Jackson-Shaw Holdings LLC	DE	44.75
JLB 2728 Cedar Springs, LP	TX	30.00

JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB CCI Westfields LLC	DE	80.00
JLB CCI Westfields LLC	DE	11.62
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00
JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00
JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00
JLB West Paces Phase I L.P.	TX	1.00
JSC Manager LLC	DE	100.00
JSC-CCI Lakeview I JV LLC	DE	95.00
JSC-CCI Lakeview I JV LLC	DE	3.50
JSC-CCI Lakeview I LLC	DE	100.00
JSC-CCI Lakeview I Mezz LLC	DE	100.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	95.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	3.50
JSC-CCI Lakeview II JV LLC	DE	95.00
JSC-CCI Lakeview II JV LLC	DE	3.50
JSC-CCI Landis I, LLC	DE	95.00
JSC-CCI Landis I, LLC	DE	3.50
JSC-CCI Landis II, LLC	DE	95.00
JSC-CCI Landis II, LLC	DE	3.50
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC OEDC Investments One LP	TX	75.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00
KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00
KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kenansville Solar Farm, LLC	NC	100.00
KV Encore Apartments, LLC	DE	100.00
KV San Cierra Apartments, LLC	DE	100.00
KV San Cierra Holdings, LLC	DE	85.00
KV Tribeca Apartments, LLC	DE	100.00
KV Tribeca/Encore Holdings, LLC	DE	75.00

Kyle Kohlers Crossing, LLC	DE	100.00
Lafayette Solar I, LLC	NC	100.00
Laois Hire Services Limited	IRL	100.00
Laurinburg Solar, LLC	NC	100.00
Legacy KDC Holdings, LLC	DE	35.60
Littlefield Solar Center, LLC	NC	100.00
Maxim (GB) Limited	GBR	100.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Morgan Farm, LLC	NC	100.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
Neckar Investments Limited	GBR	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00
New Roots M Trust	DE	100.00
New Roots N Trust	DE	100.00
Neworld Energy Investor LLC	DE	90.00
Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
Northrock Financial Services, LLC	DE	100.00
Northrock Partners Holdco, LLC	DE	55.00
NorthRock Partners Intermediate, LLC	DE	55.00
NorthRock Partners Tax Services, LLC	DE	100.00
NorthRock Partners, LLC	DE	100.00
NRX Hockey, LLC	DE	100.00
NRX Holding, LLC	DE	100.00
Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00
Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00

Pathfinder Renewable Wind Energy, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
PR Holdings Inc.	DE	100.00
Private Tax Services, LLC	DE	100.00
Property Disposition, Inc.	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relay Energy Partners, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosemount Holdings Ltd	ZZZ	100.00
RSG Hockey, LLC	DE	100.00
SAGE Assets, Inc.	DE	100.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons CAES Holdings, LLC	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Energy Storage Holdings LLC	WY	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group U.S. Insurance Holdings, LLC	DE	100.00
Sammons Financial Group Wealth Management Holdings, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00
Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00
Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	CAN	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00

Sammons Warehouse Solutions, Inc.	DE	100.00
Serpentine Hydro Power GP Ltd.	CAN	100.00
Serpentine Hydro Power LP	CAN	99.00
Serpentine Hydro Power LP	CAN	0.01
SFG Bermuda, LTD	BM	100.00
SFG Cary Investors, LLC	DE	95.00
SFG Cary, LLC	DE	100.00
SFG Fortuna, LLC	DE	100.00
SFG Locust Grove Investors, LLC	DE	95.00
SFG Locust Grove, LLC	GA	100.00
SFG Tenura, LLC	DE	100.00
Shelby Randolph Road Solar I, LLC	NC	100.00
SID Solar I, LLC	NC	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00
SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE Blocker #5, Inc.	DE	100.00
SRE Blocker #6, Inc.	DE	100.00
SRE Blocker #7, Inc.	DE	100.00
SRE Blocker #8, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	CAN	100.00
SRE Hydro Canada General Services Ltd.	CAN	100.00
SRE Hydro Canada-1, LLC	DE	99.50
SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00
SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50

SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stone Roots M Trust	DE	100.00
Stone Roots N Trust	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
SWS ServiceCo, Inc.	DE	100.00
Sync Storage Solutions, Inc.	DE	100.00
Trail Boss Partners, LLC	DE	100.00
Trainingplus.Com Ltd.	ZZZ	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Van Slyke Solar Center, LLC	NC	100.00
VGH/Dallas LLC	DE	70.00
Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway West Des Moines, IA 50266	President
Christopher Kobes 8300 Mills Civic Parkway West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway West Des Moines, IA 50266	Corporate Secretary
Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$18,325,271	$0	$0	$3,724,566
*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.

Item 31A. Information about Contract with Index-Linked Options

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Oak Elite Advisory Registered Index-Linked Variable Annuity	0	0	0	0	0	Yes

Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation and Undertakings
With regard to the offering of the variable Subaccounts under this registration statement, Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

With regard to the offering of the index-linked Cycle Investments under this registration statement, Midland National Life Insurance Company hereby undertakes:
1. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities
Act; and
2. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

Section 403(b) Representation
On behalf of Midland National Life Separate Account C, Midland National Life Insurance Company represents that the Separate Account is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Midland National Life Separate Account C certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in Des Moines, Iowa on this thirteenth day of January, 2025.

Pursuant to the requirements of the Securities Act of 1933, Midland National Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in Des Moines, Iowa on this thirteenth day of January, 2025.

MIDLAND NATIONAL LIFE INSURANCE COMPANY (INSURANCE COMPANY)

By:	/s/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
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Signatures	Title

/s/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors, Chief Executive Officer (Principal Executive Officer)

/s/ * DAVID C. ATTAWAY	Senior Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/s/ * DARRON K. ASH	Director

/s/ * JAMES RODERICK CLARK	Director

/s/ * THOMAS J. CORCORAN	Director

/s/ * SUSAN T. DEAKINS	Director

/s/ * GEORGE A. FISK	Director

/s/ * WILLIAM D. HEINZ	Director

/s/ * WILLIAM L. LOWE	Director

/s/ * ROBERT R. TEKOLSTE	Director

*By:	/s/ Brett L. Agnew	January 13, 2025
Brett L. Agnew
Attorney-in-Fact
Pursuant to Power of Attorney

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EXHIBIT INDEX

Item	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(r)	Historical Current Limits on Index Gains

1